485BPOS		FILE NOS. 333-169265
ALLIANZ CONNECTIONS (VS10)		811-05618
		CLASS I.D. C000093406
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO.	31	X
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO.	553	X

(CHECK APPROPRIATE BOX OR BOXES.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(EXACT NAME OF REGISTRANT)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(NAME OF DEPOSITOR)

5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297
(ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

(763) 765-2913
(DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

STEWART D. GREGG, SENIOR SECURITIES COUNSEL
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
5701 GOLDEN HILLS DRIVE
MINNEAPOLIS, MN 55416-1297
(NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK THE APPROPRIATE BOX):
IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485
X		ON APRIL 30, 2021 PURSUANT TO PARAGRAPH (B) OF RULE 485
60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485
ON (DATE) PURSUANT TO PARAGRAPH (A)(1) OF RULE 485
IF APPROPRIATE, CHECK THE FOLLOWING:
THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.
APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING: APRIL 30, 2021
TITLES OF SECURITIES BEING REGISTERED: INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

PART A – PROSPECTUS

NOTICE OF SUBSTITUTION
Dated April 30, 2021

Allianz Life Insurance Company of North America
Allianz Life Variable Account A
Allianz Life Variable Account B
Allianz Life Insurance Company of New York
Allianz Life of NY Variable Account C
(collectively, “Allianz Life”)
This notice supplements certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

This Notice is to inform you that Allianz Life has obtained an order from the U.S. Securities and Exchange Commission (“SEC”) permitting Allianz Life to substitute shares of the Target Funds listed below with shares of the corresponding Destination Funds, owned through variable insurance products issued by Allianz Life. In other words, any shares of the Target Funds included below, that you hold through an Allianz Life variable product, will be replaced on the date of the substitution (anticipated to be June 18, 2021) with shares of the Destination Fund. You will receive a confirmation following the substitution.
Target Fund	Destination Fund
BlackRock Global Allocation V.I. Fund, Class III	AZL Moderate Index Strategy Fund
BNY MellonVIF Appreciation Portfolio, Service Class	AZL S&P 500 Index Fund, Class 2
Fidelity VIP FundsManager 50% Portfolio, Service Class 2	AZL Balanced Index Strategy Fund
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	AZL Moderate Index Strategy Fund
Franklin Allocation VIP Fund, Class 2	AZL Moderate Index Strategy Fund
Franklin Income VIP Fund, Class 1 Franklin Income VIP Fund, Class 2	AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1 AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2
Franklin Mutual Shares VIP Fund, Class 1 Franklin Mutual Shares VIP Fund, Class 2	AZL Russell 1000 Value Index Fund, Class 1 AZL Russell 1000 Value Index Fund, Class 2
Franklin Strategic Income VIP Fund, Class 2	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2
PIMCO All Asset Portfolio, Administrative Class	AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2
PIMCO Dynamic Bond Portfolio, Administrative Class	PIMCO Total Return Portfolio, Administrative Class
PIMCO Global Bond Opportunities Portfolio (Unhedged), Administrative Class	PIMCO Global Core Bond (Hedged) Portfolio, Administrative Class
PIMCO Global Managed Asset Allocation Portfolio, Administrative Class	PIMCO Balanced Allocation Portfolio, Administrative Class
Templeton Growth VIP Fund, Class 1 Templeton Growth VIP Fund, Class 2	AZL MSCI Global Equity Index Fund, Class 1 AZL MSCI Global Equity Index Fund, Class 2

From the date of this Notice through the date of the substitution, you are permitted to transfer all or a portion of your Contract value invested in any subaccount investing in the Target Funds into other available Investment Options available to you under your Contract, without any limitation or charge on the transfer and without the transfer being counted as a transfer for purposes of transfer limitations and fees. In addition, if you do not exercise this free transfer right prior to the substitution, for a period of 60 days after the substitution, you may transfer Contract value invested in the Destination Funds into any one or more other
PRO-001-0421     Page 1 of 2

Investment Options available to you under your Contract, again without any limitation or charge on transfers. Any transfers you may make pursuant to this free transfer right will be subject to the restrictions on Investment Option allocations set forth in your Contract. Your free transfer will not count as one of the limited number of transfers permitted in a year free of charge, and Allianz Life will not impose any additional transfer restrictions on this transfer.
If you do not transfer your Contract value from any of the Target Funds prior to the date of the substitution, that amount, at relative net asset value, will be automatically transferred to the corresponding Destination Fund on the date of substitution. This automatic transfer will not count toward the number of free transfers available under your Contract, and you will not be assessed a transfer or any other fee for this automatic transfer.
Except for limitations imposed by a living benefit rider, or as described in the market timing limitations of the prospectus, we will not exercise any rights reserved under the Contracts to impose additional restrictions on transfers out of any Destination Fund during the free transfer period.
Allianz Life will send you an additional Notice within five days after the substitution has occurred. The Post-Substitution Notice will remind you of your right, for a period of 60 days following the date of substitution, to transfer from the Destination Funds into one or more other Investment Options available to you under your Contract, if you have not already exercised your free transfer rights.
We will send to you separately the prospectus for each Destination Fund applicable to you. If you would like further information or a prospectus, free of charge, for any of the Investment Options available under your Contract, or if you would like to make a transfer of your Contract value, please contact your financial professional or call our Service Center toll-free at 800.624.0197. Further information is also available on our website at www.allianzlife.com.

PRO-001-0421     Page 2 of 2

SUPPLEMENT DATED APRIL 30, 2021
To the following variable annuity prospectuses dated April 30, 2021:
ALLIANZ VISIONSM
For contracts issued on or after April 29, 2013 and for contracts issued on or prior to April 26, 2013
ALLIANZ CONNECTIONSSM
For contracts issued on or after April 29, 2013 and for contracts issued from May 2, 2011 through April 26, 2013
ALLIANZ VISIONSM NEW YORK
 For contracts issued on or after April 29, 2013 and for contracts issued on or prior to April 26, 2013
ALLIANZ HIGH FIVESM
ISSUED BY
Allianz Life Insurance Company of North America and Allianz Life Variable Account B
or
Allianz Life Insurance Company of New York and Allianz Life® of NY Variable Account C
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference. See the
Investment Option prospectuses for any additional information.

Section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase

We are adding a second sentence to the last paragraph in this section as follows:

Other rules may apply to Qualified Contracts, such as all distributions must be made to Beneficiaries by the end of the tenth year after the Owner's death, except for distributions made to certain eligible designated Beneficiaries. The available options for certain Beneficiaries of Qualified Contracts have changed due to the enactment of the SECURE Act at the end of 2019.

PRO-002-0421
(VSN-400, VSN-159, CNT-400, CNT-062WW, VNY-400, VNY-146, HFV-001)

ALLIANZ ConnectionsSM VARIABLE ANNUITY CONTRACT issued from May 2, 2011 through April 26, 2013
Issued by Allianz Life® Variable Account B and Allianz Life Insurance Company of North America
This prospectus describes all material rights and obligations of purchasers under an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).
The Base Contract offers you, the Owner, standard features including: multiple variable investment options (Investment Options) and annuitization options (Annuity Options), a free withdrawal privilege, a seven-year withdrawal charge period, and a death benefit (Traditional Death Benefit). The Contract previously offered the following optional benefits for an additional charge.
•	Income Protector provides guaranteed lifetime income (Lifetime Plus Payments) until annuitization. We base payments on a value (Benefit Base) that is at least equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase (Annual Increase). Income Protector was available from May 2, 2011 through March 2, 2020 and and is described in section 11.a.
Income Protector allows access to your investment value (Contract Value) and death benefit for a period of time after payments begin. Payments can begin as early as age 60, or as late as age 90. If we require you to annuitize your Contract while you are receiving Lifetime Plus Payments, which may occur as early as age 90 or as late as age 100, we provide an annuity option with payments at least equal to the Lifetime Plus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.
•	Quarterly Value Death Benefit locks in any quarterly investment gains (Quarterly Anniversary Value) to potentially provide an increased death benefit. The Quarterly Value Death Benefit was only available at issue. Section 11.b describes the Quarterly Value Death Benefit that was available from April 30, 2012 through April 26, 2013. Appendix D describes the original Quarterly Value Death Benefit available from May 2, 2011 through April 27, 2012.
•	Income Focus provides guaranteed lifetime income (Income Focus Payments, which are similar to Lifetime Plus Payments) until annuitization. We base payments on a percentage of adjusted Purchase Payments, and that percentage can potentially increase by 1% each year if your Contract Value increases. Income Focus was available from April 30, 2012 through April 24, 2015 and is described in Appendix G.
•	Investment Protector provides a level of protection for your principal and any annual investment gains (Target Value), on a future date if you hold the Contract for the required period. Investment Protector was available from May 2, 2011 through October 16, 2016 and is described in Appendix H.
If you have the Quarterly Value Death Benefit, you must also have either Income Focus, Investment Protector, or Income Protector (an Additional Required Benefit). However, you can have an Additional Required Benefit separately without having the Quarterly Value Death Benefit.
If you have an investment adviser and choose to pay their fees from this Contract, the deduction of this adviser fee is in addition to this Contract’s fees and expenses, may be subject to a withdrawal charge, reduces your guaranteed values, reduces any lifetime payments, and may be subject to federal and state income taxes and a 10% additional federal tax.
All guarantees under the Contract are the obligations of Allianz Life and are subject to our claims paying ability and financial strength.
Please read this prospectus before investing and keep it for future reference. The prospectus describes all material rights and obligations of purchasers under the Contract. It contains important information about the Contract and Allianz Life that you ought to know before investing including material state variations. This prospectus was not offered in any state, country, or jurisdiction in which we were not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.
This prospectus is not intended to constitute a suitability recommendation or fiduciary advice.
Allianz Life Variable Account B is the Separate Account that holds the assets that underlie the Contract. Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge, or on the EDGAR database on the SEC’s website (www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

annuity previously offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI’s table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database. The prospectus and SAI are also available on our website at www.allianzlife.com.
The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract’s features, benefits, risks, and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.
Dated: April 30, 2021

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

Versions of Optional Benefits Described in this Prospectus
The prospectus includes information on features, charges and available Investment Options for the following versions of benefits. The benefit version identifier, for example (07.12), is located in your rider.
Prospectus section or Appendix	Benefit Version Identifier	Available From	Available Through
11.a – Income Protector	(05.11)	May 2, 2011	January 20, 2012
	(01.12)	January 23, 2012	April 27, 2012
	(05.12)	April 30, 2012	July 20, 2012
	(07.12)	July 23, 2012	October 12, 2012
	(10.12)	October 15, 2012	April 24, 2015
	(04.15, 04.16)	April 27, 2015	May 2, 2016
	(05.16, 06.16)	May 3, 2016	July 4, 2016
	(07.16, 08.16)	July 5, 2016	September 5, 2016
	(09.16, 10.16, 11.16)	September 6, 2016	December 5, 2016
	(12.16)	December 6, 2017	January 2, 2017
	(01.17, 02.17)	January 3, 2017	March 6, 2017
	(03.17, 04.17, 05.17, 06.17, 07.17, 08.17, 09.17, 10.17, 11.17, 12.17, 01.18, 02.18)	March 7, 2017	March 5, 2018
	(03.18, 04.18, 05.18, 06.18, 07.18, 08.18, 09.18, 10.18, 11.18, 12.18, 01.19, 02.19, 03.19, 04.19v1, 04.19v2, 05.19, 06.19, 07.19, 08.19, 09.19, 10.19, 11.19, 12.19, 01.20, 02.20)	March 6, 2018	March 2, 2020
11.b – Quarterly Value Death Benefit		April 30, 2012	April 26, 2013
D – Original Quarterly Value Death Benefit		May 2, 2011	April 27, 2012
E – Short Withdrawal Charge Option		May 2, 2011	July 23, 2012
F – No Withdrawal Charge Option		May 2, 2011	July 23, 2012
G – Income Focus	(05.12, 07.12)	April 30, 2012	April 24, 2015
H – Investment Protector	(01.11)	May 2, 2011	January 20, 2012
	(01.12)	January 23, 2012	July 6, 2012
	(07.12, 07.13, 04.15, 04.16, 05.16, 06.16, 07.16, 08.16, 09.16, 10.16)	July 9, 2012	October 16, 2016

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

If you have a benefit that restricts access to Investment Options, your available Investment Options are listed in the section that describes that benefit. For example, the Investment Options available with Investment Protector are listed in Appendix H. Certain Investment Options that are closed and are no longer available for selection are discussed in Appendix J.
CURRENTLY AVAILABLE INVESTMENT OPTIONS
ALLIANZ FUND OF FUNDS
AZL® Balanced Index Strategy Fund
AZL® DFA Multi-Strategy Fund
AZL® Moderate Index Strategy Fund
AZL® MVP Balanced Index Strategy Fund
AZL® MVP DFA Multi-Strategy Fund
AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL MVP FusionSM Balanced Fund
AZL MVP FusionSM Conservative Fund
AZL MVP FusionSM Moderate Fund
AZL® MVP Global Balanced Index Strategy Fund
AZL® MVP Growth Index Strategy Fund
AZL® MVP Moderate Index Strategy Fund
AZL® MVP T. Rowe Price Capital Appreciation Plus FundBLACKROCK
AZL® Enhanced Bond Index Fund
AZL® Government Money Market Fund	BLACKROCK (continued)
AZL® International Index Fund
AZL® Mid Cap Index Fund
AZL® MSCI Emerging Markets Equity Index Fund
AZL® MSCI Global Equity Index Fund
AZL® Russell 1000 Growth Index Fund
AZL® Russell 1000 Value Index Fund
AZL® S&P 500 Index Fund
AZL® Small Cap Stock Index Fund
DIMENSIONAL
AZL® DFA Five-Year Global Fixed Income Fund
FIDELITY
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL® Fidelity Institutional Asset Management® Total Bond FundGATEWAY
AZL® Gateway Fund	J.P. MORGAN
JPMorgan Insurance Trust Core Bond Portfolio
METWEST
AZL® MetWest Total Return Bond Fund
MFS
MFS VIT Total Return Bond Portfolio
PIMCO
PIMCO VIT Balanced Allocation Portfolio
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT StocksPLUS® Global Portfolio
PIMCO VIT Total Return Portfolio
T. ROWE PRICE
AZL® T. Rowe Price Capital Appreciation Fund

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

THE CONTRACT IS NO LONGER OFFERED FOR SALE.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

Glossary
This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.
Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.
Additional Required Benefit – an additional optional benefit you must have if you have the Quarterly Value Death Benefit described in section 11.b. Additional Required Benefits include Income Focus, Investment Protector, or Income Protector.
Annual Increase – an amount used to determine the Benefit Base under Income Protector before Lifetime Plus Payments begin as discussed in section 11.a. If selected at issue, it was initially equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase. If selected after issue, it was initially equal to Contract Value determined at the end of the last Business Day before the Rider Effective Date adjusted for subsequent withdrawals and Purchase Payments plus a quarterly simple interest increase. On Quarterly Anniversaries this value is reset to equal the current Contract Value if greater, and we apply future quarterly simple interest to this reset value.
Annual Increase Percentage – the simple interest increase we apply quarterly to the Annual Increase under Income Protector as discussed in section 11.a. Section 11.a also includes historical Annual Increase Percentage rates for all versions of Income Protector.
Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, you designate the Annuitant and can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. There are restrictions on who can become an Annuitant.
Annuity Options – the annuity income options available to you under the Contract.
Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.
Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you apply part of your Contract Value to a Partial Annuitization.
Base Contract – the Contract without any optional benefits.
Beneficiary – unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.
Benefit Anniversary – a twelve-month anniversary of the Benefit Date, or any subsequent twelve-month Benefit Anniversary under Income Protector as discussed in section 11.a, or Income Focus as discussed in Appendix G.
Benefit Base – the amount we use to determine the initial annual maximum Lifetime Plus Payment under Income Protector as discussed in section 11.a.
Benefit Date – the date you begin receiving Lifetime Plus Payments under Income Protector as discussed in section 11.a, or Income Focus Payments under Income Focus as discussed in Appendix G.
Benefit Year – any period of twelve months beginning on the Benefit Date, or on a subsequent Benefit Anniversary under Income Protector as discussed in section 11.a, or under Income Focus as discussed in Appendix G.
Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.
Contract – the individual flexible purchase payment variable deferred annuity contract described by this prospectus.
Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve-month Contract Anniversary.
Contract Value – on any Business Day, the sum of the values in your selected Investment Options. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, M&E charge and rider charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to a Partial Annuitization.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.
Covered Person(s) – the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments under Income Protector or Income Focus Payments under Income Focus as discussed in section 2. There are restrictions on who can become a Covered Person.
Earliest Anniversary – the earliest available initial Target Value Date that you can select under Investment Protector as discussed in Appendix H. In the Contract the Earliest Anniversary is called the Earliest Target Value Anniversary. Appendix H also includes historical Earliest Anniversary rates for all versions of Investment Protector.
Excess Withdrawal – if you have Income Protector or Income Focus, the amount of any withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments that, when added to other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your annual maximum permitted payment. Excess Withdrawals reduce your Contract Value and any guaranteed values, and may end your Contract. Income Protector is discussed in section 11.a, and Income Focus is discussed in Appendix G.
Financial Professional – the person who advises you regarding the Contract.
Full Annuitization – the application of the total Contract Value to Annuity Payments.
Future Anniversary – the number of Rider Anniversaries that occur between the initial Target Value Date and each subsequent Target Value Date under Investment Protector as discussed in Appendix H. Appendix H also includes historical Future Anniversary rates for all versions of Investment Protector.
Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes providing information on the correct form, with any required certifications, guarantees and/or signatures, and received at our Service Center after delivery to the correct mailing, email, or website address, which are all listed at the back of this prospectus. If you have questions about the information we require, or whether you can submit certain information by fax, email or over the web, please contact our Service Center. If you send information by email or upload it to our website, we send you a confirmation number that includes the date and time we received your information.
Guarantee Percentage – a percentage we use to calculate the Target Value under Investment Protector as discussed in Appendix H. Appendix H also includes historical Guarantee Percentage rates for all versions of Investment Protector.
Guarantee Years – the maximum number of years that you can receive simple interest increases under the Annual Increase for Income Protector as discussed in section 11.a. Section 11.a also includes historical Guarantee Years for all versions of Income Protector.
Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.
Income Focus – an optional benefit described in Appendix G that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Focus provides no payment until the younger Covered Person is at least age 60.
Income Focus Payment – the guaranteed lifetime income payment we make to you under Income Focus as discussed in Appendix G. The annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages.
Income Protector – an optional benefit described in section 11.a that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Protector provides no payment until the younger Covered Person is at least age 60.
Income Value(s) – if you have Income Focus, we establish an Income Value for all Purchase Payments received in a specific time period that have the same associated Income Value Percentage as stated in Appendix G. We adjust each Income Value for subsequent withdrawals. A single Contract may have multiple Income Values. We use Income Value(s) to calculate the annual maximum Income Focus Payment.
Income Value Percentage(s) – a percentage we apply to each Income Value to determine the annual maximum Income Focus Payment under Income Focus. We establish a separate Income Value Percentage for each Income Value as discussed in Appendix G. Each Income Value Percentage can potentially increase by 1% each year if your Contract Value increases.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

Increase Base – an amount we use to determine the Annual Increase under Income Protector as discussed in section 11.a. If selected at issue, it was initially equal to total Purchase Payments adjusted for withdrawals. If selected after issue, it was initially equal to Contract Value determined at the end of the last Business Day before the Rider Effective Date adjusted for subsequent withdrawals and Purchase Payments plus a quarterly simple interest increase. On Quarterly Anniversaries, if we reset the Annual Increase to equal the current Contract Value, we also reset the Increase Base to equal the current Contract Value.
Investment Options – the variable investments available to you under the Contract. Investment Option performance is based on the securities in which they invest.
Investment Protector – an optional benefit described in Appendix H that has an additional rider charge and is intended to provide a level of protection for your principal and any annual investment gains on a specific date in the future.
Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.
Joint Owners – two Owners who own a Contract.
Lifetime Plus Payment – the guaranteed lifetime income payment we make to you based on the Benefit Base under Income Protector as discussed in section 11.a.
Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code.
No Withdrawal Charge Option – an optional benefit described in Appendix F that has an additional M&E charge and eliminates the Base Contract’s seven-year withdrawal charge.
Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
Partial Annuitization – the application of only part of the Contract Value to Annuity Payments.
Payee – the person or entity who receives Annuity Payments during the Annuity Phase.
Payment Percentages – a percentage we use to calculate the annual maximum Lifetime Plus Payment under Income Protector as discussed in section 11.a. Section 11.a also includes historical Payment Percentages tables for all versions of Income Protector.
Performance Increase – a 1% annual increase to each Income Value Percentage under Income Focus if your annual Contract Value increases. A Performance Increase occurs for an Income Value Percentage only if it is associated with an Income Value we have had for at least one full Rider Year.
Purchase Payment – the money you put into the Contract.
Qualified Contract – a Contract purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA contracts).
Quarterly Anniversary – the day that occurs three calendar months after the Issue Date or any subsequent Quarterly Anniversary.
Quarterly Anniversary Value – the highest Contract Value on any Quarterly Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine Income Protector’s Benefit Base as discussed in section 11.a, and the Quarterly Value Death Benefits as discussed in section 11.b and Appendix D.
Quarterly Value Death Benefit – an optional benefit described in section 11.b and Appendix D that has an additional M&E charge and was intended to provide an increased death benefit. The benefit described in section 11.b required selection of an Additional Required Benefit.
Rider Anniversary – a twelve-month anniversary of the Rider Effective Date or any subsequent twelve-month Rider Anniversary if you have Income Protector, Income Focus or Investment Protector.
Rider Anniversary Value – the highest Contract Value on any Rider Anniversary, adjusted for subsequent Purchase Payments and withdrawals, used to determine Investment Protector’s Target Value as discussed in Appendix H.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

Rider Effective Date – the date shown on the Contract that starts the first Rider Year if you have Income Protector, Income Focus or Investment Protector. Rider Anniversaries and Rider Years are measured from the Rider Effective Date.
Rider Year – any period of twelve months beginning on the Rider Effective Date or a subsequent Rider Anniversary if you have Income Protector, Income Focus or Investment Protector.
Separate Account – Allianz Life Variable Account B is the Separate Account that issued your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
Service Center – the area of our company that provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing checks for Purchase Payments may be different and is also listed at the back of this prospectus.
Short Withdrawal Charge Option – an optional benefit described in Appendix E that has an additional M&E charge and shortens the Base Contract’s withdrawal charge period to four years.
Target Value – the amount we guarantee will be available to you on the last Business Day before each Target Value Date under Investment Protector as discussed in Appendix H. If you selected Investment Protector at issue, the Target Value is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage, or the total Purchase Payments adjusted for withdrawals. If you selected Investment Protector after issue, it is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage, or the Contract Value determined at the end of the last Business Day before the Rider Effective Date adjusted for subsequent withdrawals and Purchase Payments.
Target Value Date – on the last Business Day before each Target Value Date we guarantee your Contract Value cannot be less than the Target Value under Investment Protector as discussed in Appendix H.
Total Income Value – the sum of all your individual Income Value(s) under Income Focus as discussed in Appendix G. We use the Total Income Value to determine your Income Focus rider charge.
Traditional Death Benefit – the death benefit provided by the Contract that is equal to the greater of Contract Value or the Traditional Death Benefit Value as discussed in section 10.
Traditional Death Benefit Value – total Purchase Payments adjusted for withdrawals.
Valid Claim – the documents we require to be received in Good Order at our Service Center before we pay any death claim. This includes the death benefit payment option, due proof of death, and any required governmental forms. Due proof of death includes a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

Fee Tables
These tables describe the fees and expenses you pay when owning and taking a withdrawal from the Contract, or transferring Contract Value between Investment Options. For more information, see section 7. These tables do not reflect any financial adviser fees that you pay from your other assets, or that you choose to have us pay from this Contract. If financial adviser fees were reflected, fees and expenses would be higher.
Owner Transaction Expenses
Withdrawal Charge During Your Contract’s First Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Contract	Short Withdrawal Charge Option	No Withdrawal Charge Option
0	8.5%	8.5%	0%
1	8.5%	7.5%	0%
2	7.5%	5.5%	0%
3	6.5%	3%	0%
4	5%	0%	0%
5	4%	0%	0%
6	3%	0%	0%
7 years or more	0%	0%	0%

Transfer Fee(3)	$25
(for each transfer after twelve in a Contract Year)
Premium Tax(4)	3.5%
(as a percentage of each Purchase Payment)
Owner Periodic Expenses
Contract Maintenance Charge(5)	$50
(per Contract per year)
(1)	The Contract provides a free withdrawal privilege that allows you to withdraw 10% of your total Purchase Payments annually without incurring a withdrawal charge as discussed in section 8, Access to Your Money – Free Withdrawal Privilege.
(2)	The Withdrawal Charge Basis is the amount subject to a withdrawal charge as discussed in section 7, Expenses – Withdrawal Charge.
(3)	We count all transfers made in the same Business Day as one transfer. Program and benefit related transfers are not subject to the transfer fee and do not count against the free transfers we allow as discussed in section 7, Expenses – Transfer Fee. Transfers are subject to the market timing policies discussed in section 5, Investment Options – Excessive Trading and Market Timing.
(4)	Not currently deducted, but we reserve the right to do so in the future. This is the maximum charge we could deduct if we exercise this right as discussed in section 7, Expenses – Premium Tax.
(5)	Waived if the Contract Value is at least $100,000 as discussed in section 7, Expenses – Contract Maintenance Charge.
Contract Annual Expenses
	Available Dates	Mortality and Expense Risk (M&E) Charge(6) (as a percentage of each Investment Options’ net asset value)
Base Contract without optional benefits	5/2/2011 – 4/26/2013	1.15%
Base Contract with Quarterly Value Death Benefit(7)	5/2/2011 – 4/26/2013	1.45%
Base Contract with the Short Withdrawal Charge Option(8)	5/2/2011 – 7/23/2012	1.60%
Base Contract with the Short Withdrawal Charge Option and Quarterly Value Death Benefit(7),(9)	5/2/2011 – 7/23/2012	1.90%
Base Contract with the No Withdrawal Charge Option	5/2/2011 – 7/23/2012	1.75%
Base Contract with the No Withdrawal Charge Option and Quarterly Value Death Benefit(7)	5/2/2011 – 7/23/2012	2.05%

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

Optional Benefits (Version Identifier)	Available Dates	Rider Charge
		Maximum			Current(10)
		Single Payments	Joint Payments	Single Payments	Joint Payments
Income Protector with Lifetime Plus Payments (rider charge as a percentage of the Benefit Base)
Income Protector (01.17 through 02.20)	1/3/2017 – 3/2/2020	2.50%	2.75%	1.40%	1.40%
Income Protector (04.15 through 12.16)	4/27/2015 – 1/2/2017	2.50%	2.75%	1.30%	1.30%
Income Protector (10.12)	10/15/2012 – 4/24/2015	2.50%	2.75%	1.10%	1.10%
Income Protector (07.12)	7/23/2012 – 10/12/2012	2.50%	2.75%	1.00%	1.00%
Income Protector (05.12)	4/30/2012 – 7/20/2012	2.50%	2.75%	1.40%	1.40%
Income Protector (01.12)	1/23/2012 – 4/27/2012	2.50%	2.75%	1.40%	1.40%
Income Protector (05.11)	5/2/2011 – 1/20/2012	2.50%	2.75%	1.40%	1.55%
Income Focus with Income Focus Payments (rider charge as a percentage of the Total Income Value)
Income Focus (05,12, 07.12)	4/30/2012 – 4/24/2015	2.75%	2.95%	1.30%	1.30%

Optional Benefit (Version Identifier)	Available Dates	Rider Charge (as a percentage of the Target Value)
		Maximum	Current(10)
Investment Protector
Investment Protector (07.13 through 10.16)	7/22/2013 – 10/16/2016	2.50%	1.35%
Investment Protector (01.12, 07.12)	1/23/2012 – 7/19/2013	2.50%	1.25%
Investment Protector (01.11)	5/2/2011 – 1/20/2012	2.50%	1.20%
(6)	The Contract allows Partial Annuitization. After a Partial Annuitization, the M&E charge listed above applies to the net asset value remaining in the Accumulation Phase. If you select variable Annuity Payments the M&E charge is 1.15% of the net asset value in the Annuity Phase. If you select fixed Annuity Payments we do not assess the M&E charge during the Annuity Phase. See section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
(7)	The Contract offered two different Quarterly Value Death Benefits that have an additional 0.30% M&E charge. Appendix D describes the original Quarterly Value Death Benefit that was available from May 2, 2011 through April 27, 2012. The Quarterly Value Death Benefit described in section 11.b was available from April 30, 2012 through April 26, 2013, and if you remove its Additional Required Benefit we stop assessing the additional 0.30% M&E charge after the rider termination date.
(8)	The M&E charge reduces to 1.15% on the fourth Contract Anniversary.
(9)	The M&E charge reduces to 1.45% on the fourth Contract Anniversary.
(10)	The current rider charge may increase or decrease on each Quarterly Anniversary. For Income Protector see section 7, Expenses – Rider Charge. For Income Focus see Appendix G, and for Investment Protector see Appendix H.
Annual Operating Expenses of the Investment Options
Following are the minimum and maximum total annual operating expenses charged by any of the Investment Options for the period ended December 31, 2020, before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option’s average daily net assets.
	Minimum	Maximum
Total annual Investment Option operating expenses(11) (including management fees, distribution or 12b-1 fees, and other expenses)
before fee waivers and expense reimbursements	.50%	1.42%
(11)	Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. Amounts may be different for each Investment Option. The maximum service fee we currently receive from any variable investment option in any variable annuity contract we offer is 0.55%. If these fees are deducted from Investment Option assets, they are reflected in the above table and disclosed in Appendix A. Appendix A contains annual operating expense details for each Investment Option.
Examples
These examples are intended to help you compare the cost of investing in this Contract with the costs of other variable annuity contracts. These examples assume you make a $10,000 investment and your selected Investment Options earn a 5% annual return. They also assume the maximum potential fees and charges for each period and are not a representation of past or future expenses. Your Contract expenses may be more or less than the examples below, depending on the Investment Option(s) and optional benefits you selected, and whether and when you take withdrawals. These examples do

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

not reflect any financial adviser fees that you pay from your other assets, or that you choose to have us pay from this Contract. If financial adviser fees were reflected, costs would be higher.
We deduct the $50 contract maintenance charge in the examples at the end of the last Business Day before each Contract Anniversary during the Accumulation Phase. A Contract Anniversary is a twelve-month anniversary of your Contract’s Issue Date. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment. We may waive this charge under certain circumstances, as described in section 7, Expenses – Contract Maintenance Charge. A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).
All figures in the examples below reflect the most expensive combination of benefits.
•	Figures in row a) are for the Base Contract with Quarterly Value Death Benefit and Income Protector with joint payments (8.5% declining withdrawal charge, 1.45% M&E charge, and maximum rider charge of 2.75%).
•	Figures in row b) are for the Base Contract with No Withdrawal Charge Option, Quarterly Value Death Benefit, and Income Protector with joint payments (2.05% M&E charge, and maximum rider charge of 2.75%).
•	Figures in row c) are for the Base Contract with Short Withdrawal Charge Option, Quarterly Value Death Benefit, and Income Protector with joint payments (8.5% declining withdrawal charge, 1.90% M&E charge, and maximum rider charge of 2.75%).
1)	If you surrender your Contract (take a full withdrawal) at the end of each time period. In this example the most expensive combination of benefits differs for each time period. In Year 1 it is row c), in Years 3 and 5 it is row a), and in Year 10 it is row b).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
1.42% (maximum Investment Option operating expense)	a)	$1,467	$2,656	$3,762	$6,905
	b)	$675	$2,070	$3,520	$7,337
	c)	$1,510	$2,579	$3,457	$7,256
0.50% (minimum Investment Option operating expense)	a)	$1,378	$2,397	$3,347	$6,176
	b)	$586	$1,817	$3,120	$6,661
	c)	$1,422	$2,324	$3,053	$6,561
2)	If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is two years after the Issue Date (the date we issue the Contract). In this example the most expensive combination of benefits is for row b) in all time periods.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
1.42% (maximum Investment Option operating expense)	a)	N/A	$1,906	$3,262	$6,905
	b)	N/A	$2,070	$3,520	$7,337
	c)	N/A	$2,029	$3,457	$7,256
0.50% (minimum Investment Option operating expense)	a)	N/A	$1,647	$2,847	$6,176
	b)	N/A	$1,817	$3,120	$6,661
	c)	N/A	$1,774	$3,053	$6,561
3)	If you do not surrender your Contract. In this example the most expensive combination of benefits is for row b) in all time periods.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
1.42% (maximum Investment Option operating expense)	a)	$617	$1,906	$3,262	$6,905
	b)	$675	$2,070	$3,520	$7,337
	c)	$660	$2,029	$3,457	$7,256
0.50% (minimum Investment Option operating expense)	a)	$528	$1,647	$2,847	$6,176
	b)	$586	$1,817	$3,120	$6,661
	c)	$572	$1,774	$3,053	$6,561

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

See Appendix B for condensed financial information regarding the accumulation unit values (AUVs) for the highest and lowest charges as of December 31, 2020. See the SAI Appendix B for condensed financial information regarding the December 31, 2020 AUVs for other charges.
• FOR CONTRACTS WITH INCOME FOCUS: In example 1 (if you surrender your Contract) the most expensive combination of benefits in Year 1 is for the Base Contract with Short Withdrawal Charge Option, Quarterly Value Death Benefit and Income Focus with joint payments (8.5% declining withdrawal charge, 1.90% M&E charge and a maximum rider charge of 2.95%). In example 3 (if you do not surrender your Contract), the most expensive combination of benefits in Year 1 is for the Base Contract with No Withdrawal Charge Option, Quarterly Value Death Benefit and Income Focus with joint payments (2.05% M&E charge and a maximum rider charge of 2.95%). Please see Appendix I for expense example 1 (full surrender) and 3 (no surrender) for these Contracts.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

1.  The Variable Annuity Contract
The Contract is no longer offered for sale. In addition, for Contracts with the Short Withdrawal Charge Option, we no longer accept additional Purchase Payments.
An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life), where you make payments to us and the money is invested in Investment Options available through the Contract. Depending on market conditions, your Contract can gain or lose value based on your selected Investment Options’ performance. When you are ready to take money out, we make payments to you according to your instructions and any restrictions associated with the payout option you select that is described in this prospectus. We do not make any changes to your Contract without your permission except as may be required by law.
The Contract has an Accumulation Phase and an Annuity Phase.
The Accumulation Phase is the first phase of your Contract, and it begins on the Issue Date. During the Accumulation Phase, your money is invested in the Investment Options you select on a tax-deferred basis. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. (For more information, see section 12, Taxes.)
During the Accumulation Phase you can take withdrawals (subject to any withdrawal charge) and you can make additional Purchase Payments subject to the restrictions set out in section 3, Purchase Payments – Purchase Payment Requirements.
The Contract previously offered the following optional benefits, for an additional charge.
•	Income Protector (see section 11.a) provides guaranteed lifetime income called Lifetime Plus Payments that can begin as early as age 60, or as late as age 90. We base payments on the Benefit Base that is at least equal to the Annual Increase (total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase). Income Protector was available from May 2, 2011 through March 2, 2020.
•	The Quarterly Value Death Benefit potentially provides an increased death benefit based on the highest quarterly Contract Value adjusted for withdrawals (Quarterly Anniversary Value). The Quarterly Value Death Benefit was only available at issue. Section 11.b describes the Quarterly Value Death Benefit that was available from April 30, 2012 through April 26, 2013. Appendix D describes the original Quarterly Value Death Benefit available from May 2, 2011 through April 27, 2012.
•	The Short Withdrawal Charge Option (see Appendix E) shortens the Base Contract’s withdrawal charge period from seven to four years. It was only available at issue from May 2, 2011 through July 23, 2012.
•	The No Withdrawal Charge Option (see Appendix F) eliminates the Base Contract’s withdrawal charge. It was only available at issue from May 2, 2011 through July 23, 2012. The No Withdrawal Charge Option originally required selection of an Additional Required Benefit. Effective October 17, 2016 this requirement no longer applies and you can either retain or remove the previously selected Additional Required Benefit from your Contract. The Additional Required Benefits provide either guaranteed lifetime income ( Income Focus and Income Protector) or an accumulation guarantee (Investment Protector), but these benefits also have an additional charge and restrict Investment Option selection. Removing an Additional Required Benefit will reduce your overall expenses and give you access to more Investment Options which may help increase your investment returns, but you will be giving up the benefit’s guaranteed income or accumulation features. Removing an Additional Required Benefit is an irrevocable decision. Please consult with a Financial Professional before deciding to remove an Additional Required Benefit from your Contract.
•	Income Focus (see Appendix G) provides guaranteed lifetime income called Income Focus Payments (which are similar to Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on a percentage (Income Value Percentage) of each Income Value (Purchase Payments adjusted for withdrawals). Income Value Percentages can potentially increase by 1% each year if your Contract Value increases (Performance Increases). Income Focus was available from April 30, 2012 through April 24, 2015.
•	Investment Protector (see Appendix H) provides a Target Value (a level of protection for your principal and any annual investment gains) that is available on a future date if you hold the Contract for the required period. You must be age 80 or younger to have Investment Protector. Investment Protector was available from May 2, 2011 through October 16, 2016.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

The Accumulation Phase ends upon the earliest of the following.
•	The Business Day before the Income Date if you take a Full Annuitization. A Business Day is each day the New York Stock Exchange is open for trading and it ends when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.
•	The Business Day we process your request for a full withdrawal.
•	Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Business Day we first receive a Valid Claim from any one Beneficiary, unless the surviving spouse/Beneficiary continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Options until the complete distribution of the death benefit.
If you request Annuity Payments, your Contract enters the Annuity Phase. During the Annuity Phase we make regular periodic payments (Annuity Payments) based on the life of a person you choose (the Annuitant). We send Annuity Payments to you (the Payee). You can choose when Annuity Payments begin (the Income Date), subject to certain restrictions. We base Annuity Payments on your Contract Value and the payout rates for the Annuity Option you select. If the Income Date occurs after Lifetime Plus Payments or Income Focus Payments begin and these payments are greater than the Annuity Payments as calculated for certain Annuity Options, you can elect to convert these payments to Annuity Payments as described in section 9 – When Annuity Payments Begin. If you select variable Annuity Payments, your payments will change based on your selected Investment Options’ performance. If you select fixed Annuity Payments, your payments do not change unless an Annuitant dies. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option. For more information, see section 9, The Annuity Phase.
When the Contract Ends
The Contract ends when:
•	all applicable phases of the Contract (Accumulation Phase and/or Annuity Phase) have ended, and/or
•	if we received a Valid Claim, all applicable death benefit payments have been made.
For example, if you take a full withdrawal of the total Contract Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.

2.  Owners, Annuitants, and Other Specified Persons
Owner
You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. The Owner may be a non-individual, which is anything other than an individual person, which could be a trust, qualified plan, or corporation. Qualified Contracts and non-individually owned Contracts can only have one Owner.
Joint Owners
Non-Qualified Contracts can be owned by up to two individual Owners. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center. Our “Service Center” is the area of our company that issues Contracts and provides Contract maintenance and routine customer service.
Partial Annuitizations (applying only part of your Contract Value to Annuity Payments) are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

Annuitant
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designated an Annuitant when you purchased a Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract. For individually owned Contracts, if the Annuitant who is not an Owner dies before the Income Date, the sole Owner (or younger Joint Owner) automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.
Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it as indicated below. For more examples, please see Appendix A to the SAI. In order to convert Lifetime Plus Payments or Income Focus Payments to Annuity Payments the Covered Person(s) must be named as the Annuitant(s) as discussed in section 9, When Annuity Payments Begin. Designating different persons as Covered Person(s) and Annuitant(s) will cause Income Protector or Income Focus and any lifetime payments to end at the maximum permitted Income Date. Use care when designating Owner(s), Annuitant(s) and Covered Person(s), and consult your Financial Professional if you have questions.
UPON THE DEATH OF A SOLE OWNER

Action under any portion of the Contract that is in the Accumulation Phase

•	We pay a death benefit to the person you designate (the Beneficiary) unless the Beneficiary is the surviving spouse and continues the Contract. If you selected Investment Protector, this benefit ends unless the Contract is continued by a surviving spouse. If you selected Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by a surviving spouse who is also both a Beneficiary and Covered Person.
•	The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Quarterly Anniversary Value under the Quarterly Value Death Benefit.
•	If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
–	we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
–	the surviving spouse becomes the new Owner, and
–	the Accumulation Phase continues.
Action under any portion of the Contract that is in the Annuity Phase

•	The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–	Annuity Option 1 or 3, payments end.
–	Annuity Option 2 or 4, payments end when the guaranteed period ends.
–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Beneficiary
The Beneficiary is the person(s) or entity you designated to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary predeceases you, or you and a Beneficiary die simultaneously as defined by applicable state law or regulation, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no surviving Beneficiaries or if there is no named Beneficiary, we pay the death benefit to your estate or the Owner if the Owner is a non-individual.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

FOR JOINTLY OWNED CONTRACTS: The sole primary Beneficiary is the surviving Joint Owner regardless of any other named Beneficiaries. If both Joint Owners die simultaneously as defined by applicable state law or regulation, we pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries.
Covered Person(s)
If you have Income Protector or Income Focus, we base Lifetime Plus Payments or Income Focus Payments (lifetime payments) on the lives of the Covered Person(s). Their ages determine when lifetime payments can begin and the initial payment amount. When you selected Income Protector or Income Focus, you chose whether you wanted payments based on your life (single lifetime payments), or the lifetime of you and your spouse (joint lifetime payments). Joint Owners and joint Covered Persons must be spouses within the meaning of federal tax law. Based on your payment selection, we determined the Covered Persons as follows.
For single lifetime payments and:
•	solely owned Contracts, the Covered Person is the Owner.
•	jointly owned Contracts, you chose which Owner is the Covered Person.
•	Contracts owned by a non-individual, the Covered Person is the Annuitant.
For joint lifetime payments, Covered Persons must be spouses and:
•	Non-Qualified Contracts:
–	spouses must be Joint Owners; or
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.
•	Qualified Contracts:
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
–	if the Owner is a qualified plan or a custodian, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary because we also require the qualified plan or custodian to be the sole primary Beneficiary. This structure allows the surviving non-Annuitant spouse to continue to receive lifetime payments, assuming the surviving non-Annuitant spouse is the beneficiary under the qualified plan or custodial Individual Retirement Annuity (IRA).
After the date Income Protector or Income Focus is added to your Contract (Rider Effective Date) you cannot add or change a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. A Contract Anniversary is a twelve-month anniversary of your Contract’s Issue Date. A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Lifetime Plus Payments or Income Focus Payments begin. We process your request on the Contract Anniversary* (or Benefit Anniversary*) that occurs immediately after we receive your request in Good Order at our Service Center. A request is in “Good Order” when it contains all the information we require to process it. If you remove a joint Covered Person, we change your rider charge to equal the current charge for single lifetime payments that is in effect on the anniversary that we process your request to remove a joint Covered Person if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses – Rider Charge.
*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.
Joint Covered Persons must qualify as spouses under federal tax law until the benefit ends. Until then, if at any time joint Covered Persons are no longer spouses, you must send us written notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or we will remove one former spouse from the Contract as a Covered Person and also as an Owner, Joint Owner and Annuitant. At this time, we change the rider charge to equal the current charge for single lifetime payments that is in effect if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses – Rider Charge. When we receive notification of an Owner’s death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any lifetime payments and the Contract all end.
If you have Income Protector and remove a joint Covered Person, we may increase your annual maximum Lifetime Plus Payment. If at the end of the last Business Day before the Benefit Anniversary that we remove the joint Covered Person the payment percentage for the remaining Covered Person’s current age multiplied by the Contract Value is greater than your

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

current annual maximum Lifetime Plus Payment, we increase your payment to this new amount. If you have Income Focus removing a joint Covered Person does not change your annual maximum Income Focus Payment.
Once we remove a Covered Person, he or she cannot be reinstated.

• Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person no longer has the required relationship stated here, he or she is removed from the Contract as a Covered Person. If we remove all Covered Persons from the Contract, the benefit and any lifetime payments end.
• For Joint Owners that selected single lifetime payments: If you are no longer spouses on the date of an Owner’s death and the Contract Value is positive, we pay any applicable death benefit to the Beneficiary(s) and the benefit and any lifetime payments end. This means Lifetime Plus Payments or Income Focus Payments are no longer available even if a Covered Person is still alive.
Payee
The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner. However, we may allow you to name a charitable trust, financial institution, qualified plan, or an individual specified in a court order as a Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.
Assignments, Changes of Ownership and Other Transfers of Contract Rights
You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.
You must submit your request to assign the Contract in writing to our Service Center and we must approve it in writing. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.
Upon our consent, we record the assignment. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary you must make a separate request.
An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.
• IF YOU HAVE INCOME PROTECTOR OR INCOME FOCUS: An assignment does not change the Covered Person(s). Following an assignment or change of ownership/Annuitant/Beneficiary, if all Covered Persons no longer have the required relationship as stated under “Covered Person(s)” in this section (Owner, Annuitant or sole Beneficiary) your selected benefit and any lifetime payments end. Any existing Contract assignment must be removed before you begin receiving lifetime payments. We may make exceptions to the removal of a Contract assignment in order to comply with applicable law. This means that Lifetime Plus Payments or Income Focus Payments may end even if the Covered Person is still alive.

3.  Purchase Payments
Purchase Payment Requirements
The Contract is no longer offered for sale. In addition, for Contracts with the Short Withdrawal Charge Option, we no longer accept additional Purchase Payments.
The additional Purchase Payment requirements for this Contract are as follows.
•	If you do not have Income Protector, Income Focus, or Investment Protector, you can make additional Purchase Payments of $50 or more during the Accumulation Phase.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

•	If you have Income Protector, Income Focus, or Investment Protector, we restrict additional Purchase Payments. Each rider year that we allow additional payments you cannot add more than your initial amount without our prior approval. Your initial amount is all Purchase Payments received before the first Quarterly Anniversary of the first Contract Year. A Contract Year is a period of twelve months beginning on the Issue Date or any subsequent Contract Anniversary. If you have Income Protector or Income Focus, we do not allow additional payments on or after the date Lifetime Plus Payments or Income Focus Payments begin (Benefit Date). If you have Investment Protector we do not allow additional payments on or after the third rider anniversary. If your benefit was effective on the Issue Date, we allow you to add up to the initial amount in the remainder of the first Contract Year (the first Quarterly Anniversary to the last Business Day before the first Contract Anniversary). The minimum additional Purchase Payment we will accept is $50.
If you remove Income Protector, Income Focus or Investment Protector, these restrictions no longer apply.
•	We do not accept additional Purchase Payments on or after the Income Date if you take a Full Annuitization.
•	The maximum total Purchase Payments we accept without our prior approval is $1 million.
We may, at our sole discretion, waive the minimum Purchase Payment requirements.
If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes.
If you submit a Purchase Payment to your Financial Professional, we do not begin processing the payment until we receive it. A Purchase Payment is “received” when it arrives at our Service Center from the address for mailing checks listed at the back of this prospectus regardless of how or when you submitted them. We forward Purchase Payments we receive at the wrong address to the last address listed at the back of this prospectus, which may delay processing.
We may terminate your ability to make additional Purchase Payments because we reserve the right to decline any or all Purchase Payments at any time on a nondiscriminatory basis. This applies to Contracts issued in all states except those listed in Appendix J. If mandated under applicable law, we may be required to reject a Purchase Payment. If we exercise our right to no longer allow additional Purchase Payments this may limit your ability to fund your Contract’s guaranteed benefits such as Income Protector’s Benefit Base, Income Focus’ Income Values, Investment Protector’s Target Value or the Quarterly Value Death Benefit’s Quarterly Anniversary Value.
Allocation of Purchase Payments
For Contracts with the Short Withdrawal Charge Option, we no longer accept additional Purchase Payments.
You must allocate your money to the Investment Options in whole percentages. We allow you to invest in up to 15 Investment Options at any one time. We may change this maximum in the future, but you can always invest in at least five Investment Options.
You can instruct us how to allocate additional Purchase Payments. If you do not instruct us, we allocate them according to your future Purchase Payment allocation instructions. Contract Value transfers between Investment Options do not change your future allocation instructions, or how we rebalance your Contract Value quarterly if you have Income Protector, Income Focus, or Investment Protector. For more information, see section 5, Investment Options – Electronic Investment Option Transfer and Allocation Instructions.
You can change your future allocation instructions at any time without fee or penalty. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. If you change your future allocation instructions and you are participating in the dollar cost averaging program or the flexible rebalancing program, this change does not automatically apply to your allocation instructions for these programs. To change your allocation instructions for these programs, you must send us additional instructions. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.
Automatic Investment Plan (AIP)
AIP is not available to Contracts with the Short Withdrawal Charge Option, or if you have a Qualified Contract that is funding a plan that is tax qualified under Section 401 of the Internal Revenue Code
The AIP makes additional Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking or brokerage account. You can participate in AIP by completing our

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

AIP form. Our Service Center must receive your form in Good Order by the 15th of the month (or the next Business Day if the 15th is not a Business day) in order for AIP to begin that same month. We process AIP Purchase Payments on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We allocate AIP Purchase Payments according to your future allocation instructions. AIP Purchase Payments must comply with the allocation requirements and restrictions stated in this section, including the initial amount if you have Income Protector, Income Focus, or Investment Protector. We must receive your request to stop or change AIP at our Service Center before the end of the last Business Day immediately before the Business Day we process AIP to make the change that month. AIP ends automatically as follows.
•	If you begin Annuity Payments, AIP ends on the Business Day before the Income Date.
•	If you have Income Protector or Income Focus, AIP ends on the Benefit Date.
•	If you have Investment Protector, AIP ends on the third rider anniversary.
We reserve the right to discontinue or modify AIP at any time and for any reason.
Dollar Cost Averaging (DCA) Program
The DCA program transfers Contract Value monthly from the AZL Government Money Market Fund to your selected Investment Options. By allocating on a regularly scheduled basis, as opposed to making a one-time allocation, your Contract Value may be less susceptible to market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss.
You can participate in either the six- or twelve-month DCA program by completing our DCA form. You can participate in this program, during the Accumulation Phase, one or more times. There are no fees for DCA transfers and currently, we do not count them as a free transfer. We reserve the right to discontinue or modify the DCA program at any time and for any reason.
If you choose to participate in this program, you must allocate at least $1,500 to the AZL Government Money Market Fund. Each month while the program is in effect, we transfer Contract Value applied to the DCA program from the AZL Government Money Market Fund according to your future Purchase Payment allocation instructions.
Information on the AZL Government Money Market Fund can be found in section 5, Investment Options; Appendix A – Annual Operating Expenses for Each Investment Option; and in the AZL Government Money Market Fund prospectus that you can obtain from your Financial Professional or us by calling the toll-free telephone number at the back of this prospectus.
We make DCA transfers on the tenth of the month, or the next Business Day if the tenth is not a Business Day. We must receive your DCA form in Good Order at our Service Center before the end of the Business Day that we process these transfers or your participation does not begin until next month.
Your participation ends on the earliest of the following:
•	the Benefit Date that Lifetime Plus Payments begin if you have Income Protector;
•	you request to end the program (your request must be received at our Service Center before the end of the last Business Day immediately before the tenth to end that month);
•	the DCA program period ends (which is either six or twelve months); or
•	your Contract ends.
If the DCA program ends at your request or because you request Lifetime Plus Payments, on the Business Day your program ends we transfer any remaining DCA program Contract Value in the AZL Government Money Market Fund according to your future allocation instructions.
• For Contracts with Income Protector or Investment Protector, quarterly rebalancing transfers under these benefits do not move Contract Value allocated to the DCA program into or out of the AZL Government Money Market Fund.
• This program is not available if you have Income Focus.

4.  Valuing Your Contract
Your Contract Value increases and decreases based on Purchase Payments , transfers, withdrawals, deduction of fees and charges, and your selected Investment Options’ performance.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

We place Purchase Payments you allocate to the Investment Options into subaccounts under our Separate Account (Allianz Life Variable Account B). Each subaccount invests exclusively in one Investment Option. We use accumulation units to account for all amounts allocated to or withdrawn from each subaccount. If you request variable Annuity Payments during the Annuity Phase, we call this measurement an annuity unit.
Accumulation Units
When we receive a Purchase Payment at our Service Center, we credit your Contract with accumulation units based on the Purchase Payment amount and daily price (accumulation unit value) for the subaccount of your selected Investment Option. A subaccount’s accumulation unit value is based on the price (net asset value) of the underlying Investment Option. An Investment Option’s net asset value is typically determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day’s price.
We arbitrarily set the initial accumulation unit value for each subaccount. On the Issue Date, the number of accumulation units in each subaccount was equal to the initial Purchase Payment amount allocated to a subaccount, divided by that subaccount’s accumulation unit value.
Example
•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
•	When the New York Stock Exchange closes on that Wednesday, we determine that the accumulation unit value is $13.25 for your selected Investment Option.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount accumulation units for your selected Investment Option.
At the end of each Business Day, we adjust the number of accumulation units in each subaccount as follows. Additional Purchase Payments and transfers into a subaccount increase the number of accumulation units. Withdrawals, transfers out of a subaccount, and the deduction of any Contract charge other than the M&E charge decrease the number of accumulation units. The M&E charge reduces the accumulation unit value, not the number of accumulation units.
At the end of each Business Day for each subaccount, we multiply the accumulation unit value at the end of the prior Business Day by the percentage change in value of an Investment Option since the prior Business Day. The percentage change includes both the market performance of the Investment Option and the assessed M&E Charge.
Computing Contract Value
We calculate your Contract Value at the end of each Business Day by multiplying each subaccount’s accumulation unit value by its number of accumulation units, and then adding those results together for all subaccounts. Additional Purchase Payments increase your Contract Value, withdrawals and Contract charges reduce your Contract Value. Your Contract Value on any given Business Day is determined at the end of the prior Business Day. For example, your Contract Value on a Contract Anniversary reflects the number and value of the accumulation units at the end of the prior Business Day.

5.  Investment Options
The following table lists this Contract’s Investment Options and their associated investment advisers and subadvisers, investment objectives, and principle investment strategies. Depending on market conditions, you can gain or lose value by investing in the Investment Options. In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the Securities & Exchange Commission. Certain Investment Options listed here may not be available to you as disclosed in the list of Investment Options at the front of this prospectus.
You should read the Investment Options’ prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. The operation of the Investment Options and their various risks and expenses are described in the Investment Options’ prospectuses. You can obtain the current Investment Options’ prospectus by contacting your Financial Professional or calling us at the toll-free telephone number listed at the back of this prospectus.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

The COVID-19 pandemic has at times led to significant volatility and negative returns in the financial markets. These market conditions have impacted the performance of the Investment Options, as well as the securities held by the Investment Options. If these market conditions continue, or reoccur, and depending on your individual circumstances (e.g., your selected Investment Options, and the timing of any Purchase Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. The COVID-19 pandemic and other market factors have resulted in an abnormally low interest rate environment, in which certain rates have gone negative. This low level of rates can affect the returns of an Investment Option, other product features, and the performance of your Contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen. You should consult with a Financial Professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Contract, such as making Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. Each Investment Option’s Board of Directors monitors for material conflicts, and determines what action, if any, should be taken to address any conflicts.
The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Investment Options investment results may be higher or lower than these other portfolios’ results. The investment advisers cannot guarantee, and make no representation, that these similar funds’ investment results will be comparable even though the Investment Options have the same names, investment advisers, objectives, and policies.
Each Investment Option offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust) is a “fund of funds” and diversifies its assets by investing primarily in shares of several other affiliated mutual funds.
The Investment Options may pay 12b-1 fees to the Contracts’ distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Investment Options’ advisers, distributors and/or affiliates for administrative services and benefits we provide to the Investment Options. The compensation amount usually is based on the Investment Options’ aggregate assets purchased through contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive from any variable investment option in any variable annuity contract we offer is 0.55% annually of the average aggregate amount invested by us in the Investment Options.
The Allianz VIP Fund of Funds Trust underlying funds do not pay 12b-1 fees or service fees to the Trust, and the Trust does not charge 12b-1 fees or service fees. The Allianz VIP Fund of Funds Trust underlying funds or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to you. Service fees may vary depending on the underlying fund.
We offer other variable annuity contracts that may invest in these Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.
The following advisers and subadvisers are affiliated with us through common ownership: Allianz Investment Management LLC and Pacific Investment Management Company LLC.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

INVESTMENT OPTIONS
Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
ALLIANZ FUND OF FUNDS
Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.
	AZL DFA Multi-Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily in a combination of four underlying funds subadvised by Dimensional Fund Advisors LP, with approximately 60% of assets in the underlying equity funds and 40% in the underlying bond fund.
	AZL Moderate Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 50% to 70% of assets in the underlying equity index funds and 30% to 50% in the underlying bond index fund.
	AZL MVP Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 40% to 60% to underlying equity index funds and 40% to 60% to underlying bond index fund), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP DFA Multi-Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily (approximately 95%) in a combination of four underlying funds subadvised by Dimensional Fund Advisors LP, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	A “Fund of Funds” Model Portfolio	High level of current income while maintaining prospects for capital appreciation	Invests primarily (approximately 95%) in the underlying AZL Fidelity Institutional Asset Management® Multi-Strategy Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Fusion Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Fusion Conservative Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Fusion Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 50% to 70% of assets in equity funds and approximately 30% to 50% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Global Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily (approximately 95%) in a combination of three underlying funds including, AZL MSCI Global Equity Index Fund (42.5%), AZL MSCI Emerging Markets Equity Index Fund (5%), and AZL Enhanced Bond Index Fund (47.5%) under normal market conditions, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	AZL MVP Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 65% to 85% to underlying equity index funds and 15% to 35% to underlying bond index fund), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Moderate Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 50% to 70% to underlying equity index funds and 30% to 50% to underlying bond index fund), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	A “Fund of Funds” Model Portfolio	Long term capital appreciation with preservation of capital as an important intermediate-term objective	Invests primarily (approximately 95%) in a combination of three underlying funds including AZL T. Rowe Price Capital Appreciation Fund (50%), approximately 30% in the AZL S&P 500 Fund and 20% in the AZL Enhanced Bond Index Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
BLACKROCK
Allianz Investment Management LLC/BlackRock Financial Management, Inc.	AZL Enhanced Bond Index Fund	Intermediate-Term Bonds	Exceed total return of the Barclays Capital U.S. Aggregate Bond Index	Invests at least 80% of net assets in investment-grade debt securities of all types and repurchase agreements for those securities.
Allianz Investment Management LLC/BlackRock Advisors, LLC	AZL Government Money Market Fund	Cash Equivalent	Current income consistent with stability of principal	Invests at least 99.5% of its total assets in cash, government securities, or repurchase agreements that are collateralized fully. Invests at least 80% in government securities or in repurchase agreements collateralized by government securities. Investments include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. In addition, the Fund may invest in variable and floating rate instruments. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Government Money Market Fund may also become extremely low and possibly negative.
Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL International Index Fund	International	Seeks to match the performance of the MSCI EAFE® Index as closely as possible	Invests at least 80% of its assets in a statistically selected sampling of equity securities of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) and in derivative instruments linked to the MSCI EAFE Index.
	AZL Mid Cap Index Fund	Mid Cap	Seeks to match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”) as closely as possible	Invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.
	AZL MSCI Emerging Markets Equity Index Fund	Specialty	Seeks to match the performance of the MSCI Emerging Markets Index as closely as possible	Generally invests at least 90% of its assets in the securities of the MSCI Emerging Markets Index, and in depositary receipts representing securities in the underlying index.
	AZL MSCI Global Equity Index Fund	International Equity	Seeks to match the performance of the MSCI World Index as closely as possible	Generally invests at least 90% of its assets in securities of the MSCI World Index, and in depositary receipts representing securities of the underlying index.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	AZL Russell 1000 Growth Index Fund	Large Growth	Seeks to match the total return of the Russell 1000® Growth Index	Generally invests at least 80% of the value of its net assets in a statistically selected sampling of securities of companies included in the Russell 1000 Growth Index or in derivative instruments linked to that Index, primarily stock index futures contracts.
	AZL Russell 1000 Value Index Fund	Large Value	Seeks to match the total return of the Russell 1000® Value Index	Generally invests at least 80% of the value of its net assets in a statistically selected sampling of securities of companies included in the Russell 1000 Value Index or in derivative instruments linked to that Index, primarily stock index futures contracts.
	AZL S&P 500 Index Fund	Large Blend	Seeks to match total return of the S&P 500®	Generally invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.
	AZL Small Cap Stock Index Fund	Small Cap	Seeks to match performance of the S&P SmallCap 600 Index®	Invests at least 80% of its assets in investments of small capitalization companies, with market capitalizations at the time of purchase, included in the S&P SmallCap 600 Index.
BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return	Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.
DAVIS
Davis Selected Advisers, L.P.	Davis VA Financial Portfolio	Specialty	Long-term growth of capital	At least 80% of net assets in securities issued by companies principally engaged in the financial services sector.
DIMENSIONAL
Managed by Allianz Investment Management LLC/Dimensional Fund Advisors LP	AZL DFA Five-Year Global Fixed Income Fund	Global Bond	The Fund seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns, and seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value	Invests generally in a universe of U.S. and foreign debt securities maturing in five years or less. Under normal circumstances, the fund will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement
FIDELITY INSTITUTIONAL ASSET MANAGEMENT®
Managed by Allianz Investment Management LLC/FIAM® LLC/Geode Capital Management, LLC	AZL Fidelity Institutional Asset Management® Multi-Strategy Fund	Specialty	High level of current income while maintaining prospects for capital appreciation	Approximately 60% of the Fund’s assets will be managed by FIAM® LLC, which will invest primarily in investment-grade debt securities. Approximately 40% of the Fund’s assets will be managed by Geode Capital Management, LLC which will invest primarily in the equities securities of large cap companies.
Managed by Allianz Investment Management LLC/ FIAM® LLC	AZL Fidelity Institutional Asset Management® Total Bond Fund	Intermediate-Term Bond	High level of current income	Invests at least 80% of its net assets in debt securities of all types and in instruments related to such securities, such as repurchase agreements on such securities, and uses the Barclays Capital U.S. Aggregate Bond Index as a guide in structuring the Fund.
FIDELITY MANAGEMENT & RESEARCH COMPANY
Fidelity Management & Research Company/FMR Co., Inc.	Fidelity VIP FundsManager 50% Portfolio	Model Portfolio (Fund of Funds)	High total return	Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 35% domestic equity funds, 15% international equity funds, 40% fixed income funds and 10% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 50% Composite Index.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	Fidelity VIP FundsManager 60% Portfolio	Model Portfolio (Fund of Funds)	High total return	Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 42% domestic equity funds, 18% international equity funds, 35% fixed income funds and 5% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 60% Composite Index.
FRANKLIN TEMPLETON
Franklin Advisers, Inc.	Franklin Allocation VIP Fund	Specialty	Capital appreciation with income as a secondary goal	Under normal market conditions, the fund allocates its assets among the broad asset classes of equity and fixed income investments through a variety of investment strategies.
	Franklin Income VIP Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in a diversified portfolio of debt and equity securities.
Franklin Mutual Advisers, LLC	Franklin Mutual Shares VIP Fund	Large Value	Capital appreciation, with income as a secondary goal	Invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Advisers, Inc.	Franklin U.S. Government Securities VIP Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
	Templeton Global Bond VIP Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in debt securities of any maturity.
Templeton Global Advisors Limited	Templeton Growth VIP Fund	International Equity	Long-term capital growth	Normally invests predominantly in equity securities of companies located anywhere in the world, including developing markets.
GATEWAY
Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture equity market investment returns, while exposing investors to less risk than other equity investments	Normally invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.
J.P. MORGAN
J.P. Morgan Investment Management, Inc.	JPMorgan Insurance Trust Core Bond Portfolio	Intermediate-Term Bonds	Maximize total return	Invests at least 80% of net assets in bonds with intermediate to long-term maturities.
METWEST
Allianz Investment Management LLC/Metropolitan West Asset Management, LLC	AZL MetWest Total Return Bond Fund	Intermediate-Term Bonds	Maximize long-term total return	At least 80% of its net assets in investment grade fixed income securities or unrated securities that are determined by the subadviser to be of similar quality and in fixed income securities it regards as bonds. The portfolio duration is two to eight years and the dollar-weighted average maturity ranges from two to fifteen years. The Fund invests in the U.S. and abroad, including emerging markets.
MFS
Massachusetts Financial Services Company	MFS VIT Total Return Bond Portfolio	Intermediate-Term Bond	Total return with an emphasis on current income, but also considering capital appreciation	Invests at least 80% of net assets in debt instruments, mainly investment grade, but also in less than investment grade quality debt instruments. May also invest in foreign securities and may use derivatives for any investment purpose.
PIMCO
Pacific Investment Management Company LLC	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	PIMCO VIT Balanced Allocation Portfolio	Specialty	Total return which exceeds that of its benchmark	Invests in equity derivatives and other equity-related investments that provide equity-related exposure equivalent to 50-70% of its net assets (“Equity Sleeve”) and the remainder of its net assets in a diversified portfolio of Fixed Income Instruments (“Fixed Income Sleeve”).
	PIMCO VIT CommodityReal Return® Strategy Portfolio	Specialty	Maximum real return consistent with prudent investment management	Invests in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income securities.
	PIMCO VIT Dynamic Bond Portfolio	Specialty	Maximum long-term return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging markets countries.
	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.
	PIMCO VIT Global Core Bond (Hedged) Portfolio	Intermediate-Term Bonds	Total return which exceeds that of its benchmark	At least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
	PIMCO VIT Global Managed Asset Allocation Portfolio	Specialty	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index	Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 50% to 70% of total assets in equity-related investments.
	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment grade by Moody’s or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.
	PIMCO VIT Long-Term U.S. Government Portfolio	Speciality	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives. May also invest in other types of fixed income instruments.
	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.
	PIMCO VIT StocksPLUS® Global Portfolio	International Equity	Total return, which exceeds that of its secondary benchmark index consistent with prudent investment management	The Portfolio normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Secondary Index (50% S&P 500 Index/50% MSCI EAFE Net Dividend Index (USD Unhedged)). Derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments with a view toward enhancing the Portfolio's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
T. ROWE PRICE
Allianz Investment Management LLC/T. Rowe Price Associates, Inc.	AZL T. Rowe Price Capital Appreciation Fund	Specialty	Long-term capital appreciation with preservation of capital as an important intermediate-term objective	Invests at least 50% of its total assets in the common stocks of established U.S. companies that the subadviser believes has above-average potential for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans, and foreign securities. The Investment Option may invest up to 25% of its total assets in foreign securities.
Substitution and Limitation on Further Investments
We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.
Transfers Between Investment Options
You can make transfers between Investment Options, subject to the following restrictions. Currently, there is no maximum number of transfers allowed, but we may change this in the future. Transfers may be subject to a transfer fee as discussed in section 7, Expenses.
The following applies to any transfer.
•	The minimum transfer is $1,000, or the entire Investment Option amount if less. We waive this requirement under the dollar cost averaging and flexible rebalancing programs, and under the allocation and transfer restrictions for Income Protector, Income Focus and Investment Protector.
•	Your request for a transfer must clearly state the Investment Options involved and how much to transfer.
•	If you have Income Protector, Income Focus, or Investment Protector, your transfer instructions must comply with the “Investment Option Allocation Restrictions and Quarterly Rebalancing” stated in section 11.a, Income Protector, or Appendix G – Income Focus, or Appendix H – Investment Protector.
•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.
•	Contract Value transfers between Investment Options do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value quarterly if you have Income Protector, Income Focus or Investment Protector. To change this quarterly rebalancing when you make a transfer, you must also change your future allocation instructions.
We process transfer requests based on prices next determined after we receive your request in Good Order at our Service Center. If we do not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day’s prices. For jointly owned Contracts, unless you require us to obtain signatures from both Joint Owners, we accept transfer instructions from any Joint Owner. We may also allow you to authorize someone else to request transfers on your behalf.

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Electronic Investment Option Transfer and Allocation Instructions
We use reasonable procedures to confirm that electronic transfer and allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record telephone instructions and log all fax, email and website instructions. We reserve the right to deny any transfer request or allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.
Please note that telephone, fax, email and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your transfer request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.
By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.
Excessive Trading and Market Timing
We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.
Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
•	Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.
•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.
•	Increased brokerage and administrative expenses.
We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:
•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).
•	Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).
•	Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the AZL Government Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.
•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.
•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.
•	Prohibit transfers into specific Investment Options.
•	Impose other limitations or restrictions to the extent permitted by federal securities laws.
We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.
Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would

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not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.
We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.
We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.
We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Government Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.
We cannot guarantee the following:
•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.
In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.
We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option’s shares are subject to acceptance by that Investment Option’s manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.
Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options’ managers.
This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.
We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s electronic transfer privileges and require all future requests to be sent by first-class U.S. mail. In the alternative, if the disruptive

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.
The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.
Flexible Rebalancing Program
Your selected Investment Options’ performance may cause the percentage of Contract Value in each Investment Option to change. Flexible rebalancing can help you maintain your selected allocation percentages. You can direct us to automatically adjust your Contract Value in the Investment Options on a quarterly, semi-annual or annual basis according to your instructions. We make flexible rebalancing transfers on the 20th of the month, or the prior Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center before the end of the Business Day before we rebalance, or your program does not begin until next month. If you participate in this program, there are no fees for the flexible rebalancing transfers and we do not currently count them as a free transfer. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end this program, we must receive your request at our Service Center before the end of the last Business Day immediately before the 20th to end that month.
This program is not available if you have Income Protector, Income Focus, or Investment Protector.
Financial Adviser Fees
If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal, which means a withdrawal charge, federal and state income taxes, and a 10% additional federal tax if you are under age 59 1⁄2 may apply. This withdrawal reduces the Contract Value and the amount available under the free withdrawal privilege by the amount withdrawn. It may also reduce your Contract's guaranteed values, such as Income Protector's Benefit Base, by more than the amount withdrawn and these reductions could be significant. If this is a Non-Qualified Contract, a withdrawal will be a taxable withdrawal to the extent that gain exists within the Contract. Financial adviser fees paid from an IRA will not be treated as a taxable withdrawal as long as the annuity contract is solely liable for the payment of the fee. You should consult a tax adviser regarding the tax treatment of adviser fee payments. Please consult with your Financial Professional before requesting us to pay financial adviser fees from this Contract compared to other assets you may have.
Your investment adviser acts on your behalf, not ours. We are not party to any agreement between you and your financial adviser, nor are we responsible for your financial adviser’s actions. We do not set your adviser’s fee or receive any part of it. Any financial adviser fee you pay is in addition to this Contract’s fees and expenses. You should ask your financial adviser about compensation they receive for this Contract. Allianz Life is not an investment adviser, and does not provide investment advice in connection with sales of the Contract. We are not a fiduciary to you, and do not make recommendations or assess suitability.
You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review a financial adviser’s trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your financial adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.
Voting Privileges
We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

We determine your voting interest in an Investment Option as follows:
•	You can provide voting instructions based on the dollar value of the Investment Option’s shares in your Contract’s subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional units.
•	You receive proxy materials and a voting instruction form.

6.  Our General Account
Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.
We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.
We do not currently offer any general account investment choices during the Accumulation Phase. Any Contract Value you apply to fixed Annuity Payments during the Annuity Phase becomes part of our general account. Any guaranteed values, such as Income Protector’s Benefit Base, or Investment Protector’s Target Value, that are greater than Contract Value are subject to our claims paying ability and the priority rights of our other creditors.
As a result of the COVID-19 pandemic, economic uncertainties have arisen which could negatively impact Allianz Life’s net income and surplus. The extent to which the COVID-19 pandemic impacts our business (including our ability to timely process claims), net income, and surplus, as well as our capital and liquidity position, will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities and other third parties in response to the pandemic.

7.  Expenses
Contract fees and expenses reduce your investment return and are described here in detail.
Mortality and Expense Risk (M&E) Charge
We calculate and accrue the M&E charge at an annualized rate of the Investment Options’ net asset value on each Business Day during the Accumulation Phase as follows.
Mortality and Expense Risk (M&E) Charge (as a percentage of each Investment Options’ net asset value)
Base Contract without optional benefits(1)	1.15%
Base Contract with Quarterly Value Death Benefit(2)	1.45%
(1)	Upon the death of the Owner, we continue to assess this M&E charge under death benefit payment Option B, and with variable Annuity Payments or optional payments under death benefit payment Option C, as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
(2)	For Contracts issued from April 30, 2012 through April 26, 2013, if you remove an Additional Required Benefit from your Contract we stop assessing the additional 0.30% M&E charge for the Quarterly Value Death Benefit after the Additional Required Benefit’s rider termination date. In this instance you will not receive any future lock ins of quarterly investment gains to your death benefit but you keep any prior lock ins.
If you select variable Annuity Payments during the Annuity Phase the M&E charge is 1.15%.
The M&E charge reduces the net asset value that we use to calculate each subaccount’s accumulation unit value during the Accumulation Phase, or each subaccount’s annuity unit value during the Annuity Phase. The net asset value is the price of an underlying Investment Option. For more information on accumulation unit values, see the discussion in section 4, Valuing Your Contract. For more information on Annuity Payments, see the Annuity Payments section of the SAI.
The Contract allows Partial Annuitization. It is possible for part of your Contract to be in the Accumulation Phase with one M&E charge while another part is in the Annuity Phase with a different M&E charge. For example, if you have the Base Contract with Quarterly Value Death Benefit and request a variable Partial Annuitization, we reduce your accumulation

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

unit value for the 1.45% M&E charge and we reduce your annuity unit value for the 1.15% M&E charge. For more information, see section 9, The Annuity Phase – Partial Annuitization.
The M&E charge compensates us for providing all your Contract’s benefits, including our contractual obligation to make Annuity Payments and certain Contract and distribution expenses. The M&E charge also compensates us for assuming the expense risk that the current charges are less than future Contract administration costs as well as the cost of providing certain features under the Contract. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
Rider Charge
If you have Income Protector, we deduct a rider charge from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Benefit Base.
We begin calculating and accruing the daily rider charge amount on the day after the Rider Effective Date. We calculate the daily rider charge before we process any additional Purchase Payments or withdrawals, and if this is also a Quarterly Anniversary, before we increase the Benefit Base for the Annual Increase Percentage or any Contract Value increase. We deduct the rider charge at the end of the last Business Day before each Quarterly Anniversary while Income Protector is in effect with the following exceptions.
•	If you withdraw the total Contract Value, we deduct the final rider charge (the total of all daily rider charges we calculated for the current Contract quarter) before processing the withdrawal.
•	If you take a Full Annuitization, we deduct the final rider charge before calculating Annuity Payments.
•	If Income Protector ends due to death, we deduct the final rider charge before calculating the death benefit.

Income Protector (Version Identifier)	Available Dates	Rider Charge (as a percentage of the Benefit Base)
		Minimum	Maximum			Current(1)
		Single and Joint Payment	Single Payment	Joint Payment	Single Payment	Joint Payment
(01.17 through 02.20)	1/3/2017 – 3/2/2020	0.50%	2.50%	2.75%	1.40%	1.40%
(04.15 through 12.16)	4/27/2015 – 1/2/2017	0.50%	2.50%	2.75%	1.30%	1.30%
(10.12)	10/15/2012 – 4/24/2015	0.50%	2.50%	2.75%	1.10%	1.10%
(07.12)	7/23/2012 – 10/12/2012	0.50%	2.50%	2.75%	1.00%	1.00%
(05.12)	4/30/2012 – 7/20/2012	0.50%	2.50%	2.75%	1.40%	1.40%
(01.12)	1/23/2012 – 4/27/2012	0.50%	2.50%	2.75%	1.40%	1.40%
(05.11)	5/2/2011 – 1/20/2012	0.50%	2.50%	2.75%	1.40%	1.55%
(1)	The current rider charge may increase or decrease on each Quarterly Anniversary.
For information on how we calculate the Benefit Base, see section 11.a, Income Protector – Benefit Base.
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.50%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases.
We deduct the rider charge on a dollar for dollar basis from the Contract Value . We deduct the rider charge from the Contract Value on each Quarterly Anniversary before we use that Contract Value to compute any of your Contract’s guaranteed values, but we do not treat the deduction of the rider charge as a withdrawal when computing these guaranteed values. Guaranteed values include Income Protector’s Benefit Base and Quarterly Value Death Benefit’s Quarterly Anniversary Value (see section 11.b). If on a Quarterly Anniversary the Contract Value  at the end of the prior Business Day is less than the rider charge, we deduct your total remaining Contract Value to cover the final rider charge and reduce your Contract Value to zero. If the deduction of the final rider charge eliminates your Contract Value, it does not end your Contract, selected benefit, or any Lifetime Plus Payments, although we no longer assess or deduct the rider charge.
Changes to the Benefit Base change the rider charge amount. For example, if you receive an annual Lifetime Plus Payment increase because the Contract Value increased, both your Benefit Base and daily rider charge amount also increase. Similarly, an Excess Withdrawal decreases both your Benefit Base and daily rider charge amount.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

This fee compensates us for the benefits provided by Income Protector, including your benefit’s guarantees. If the rider charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
Example: On the Quarterly Anniversary your current annual rider charge is 1.40% and your Benefit Base is $116,250 based on an Annual Increase Percentage of 5% (1.25% simple interest quarterly). During the quarter you make no additional Purchase Payments, take no withdrawals and do not begin Lifetime Plus Payments. We calculate the daily rider charge amount for this quarter as follows:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or: $116,250 x (1.40% ÷ 365) = $4.46
If there are 89 days in the current quarter (which does not include the next Quarterly Anniversary), then the total quarterly rider charge is:
(number of days in the current quarter) x (daily rider charge amount), or: 89 x $4.46 = $396.94
On the last Business Day before the next Quarterly Anniversary we would deduct $396.94 from the Contract Value. Then on the Quarterly Anniversary we would apply the Annual Increase Percentage to the Benefit Base. Assuming the Contract Value is not greater than the Annual Increase after application of simple interest increase, the new Benefit Base for the upcoming quarter would be $117, 500 ($116,250 x 1.25%). We would then use this new Benefit Base to begin computing the daily rider charge for the next quarter on the Quarterly Anniversary as:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or: $117,500 x (1.40% ÷ 365) = $4.51
If you make an additional Purchase Payment of $15,000 on the 43rd day of the next quarter, your Benefit Base would increase by the amount of the payment to $132,500 ($117,500 + $15,000). We would then use this new Benefit Base to begin computing the daily rider charge for the remainder of the quarter on the next day as:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or: $132,500 x (1.40% ÷ 365) = $5.08
If there are 92 days in the current quarter (which does not include the next Quarterly Anniversary), then the total quarterly rider charge is:
(number of days in the current quarter) x (daily rider charge amount), or:
(43 x $4.51) + (49 x $5.08) = $193.93+ $248.92 = $442.85
On the last Business Day before the next Quarterly Anniversary we would deduct $442.85 from the Contract Value, then apply the Annual Increase Percentage and lock in any Contract Value increase to the Benefit Base. We would then use this new updated Benefit Base to begin computing the daily rider charge for the next quarter on the next day.
Please note that this example may differ from your actual results due to rounding.

• Rider charges for Income Focus are included in Appendix G, and for Investment Protector are included in Appendix H.
Contract Maintenance Charge
Your annual contract maintenance charge is $50. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:
•	During the Accumulation Phase if the total Contract Value for all ConnectionsSM Contracts you own is at least $100,000 at the time we are to deduct the charge. We determine the total Contract Value for all individually owned ConnectionsSM Contracts by using the Owner’s social security number, and for non-individually owned ConnectionsSM Contracts we use the Annuitant’s social security number.
•	During the Annuity Phase if the Contract Value on the Income Date is at least $100,000.
•	When paying death benefits under death benefit payment options A, B, or C.
During the Accumulation Phase, we deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value determined at the end of the last Business Day before the Contract Anniversary. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge. We do not treat the deduction of the contract maintenance charge as a withdrawal when computing any of your Contract’s guaranteed values. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

Withdrawal Charge
You can take withdrawals from any part of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any Purchase Payment withdrawn (excluding any penalty-free withdrawals), and less any applicable withdrawal charge. We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay the transfer fee, contract maintenance charge, or rider charge.
We do not assess a withdrawal charge on penalty-free withdrawals or amounts we deduct to pay Contract charges,other than the withdrawal charge. However, any amounts used to pay a withdrawal charge are subject to a withdrawal charge. Amounts withdrawn to pay investment adviser fees are subject to a withdrawal charge if they exceed the free withdrawal privilege. Penalty-free withdrawals include: withdrawals under the free withdrawal privilege, and waiver of withdrawal charge benefit; payments under our minimum distribution program; Annuity Payments; Lifetime Plus Payments; and Income Focus Payments.
For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we process withdrawal requests as follows.
1.	First we withdraw from Purchase Payments that are beyond your Contract’s withdrawal charge period (for example, on a Base Contract, Purchase Payments we have had for seven or more complete years). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.
2.	Then, if this is a partial withdrawal, we withdraw from the free withdrawal privilege (see section 8, Access to Your Money – Free Withdrawal Privilege). This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.
3.	Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract’s withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis may help reduce the total withdrawal charge because the charge declines over time. We determine your total withdrawal charge by multiplying each payment by its applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.
4.	Finally we withdraw any Contract earnings. This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.
The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount Base Contract
0	8.5%
1	8.5%
2	7.5%
3	6.5%
4	5%
5	4%
6	3%
7 years or more	0%
Upon a full withdrawal, we first deduct any applicable contract maintenance charge and rider charge before we calculate the withdrawal charge. We deduct any applicable withdrawal charge from the total Contract Value and send you the remaining amount. For a partial withdrawal we deduct the amount you request, plus any applicable withdrawal charge from the total Contract Value. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge proportionately from your selected Investment Options. If a partial withdrawal occurs on a day that we also assess the rider charge and/or contract maintenance charge, we assess these charges in this order after we deduct the withdrawal and any applicable withdrawal charge from the Contract Value.
The withdrawal charge compensates us for expenses associated with selling the Contract.

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Example: You make an initial Purchase Payment of $30,000 on a Base Contract and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a $52,000 withdrawal. We withdraw money and compute the withdrawal charge as follows.
1)	Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period, so this does not apply.
2)	Amounts available under the free withdrawal privilege. You did not take any other withdrawals this year, so you can withdraw up to 10% of your total payments (or $10,000) without incurring a withdrawal charge.
3)	Purchase Payments on a FIFO basis. The total amount we withdraw from the first Purchase Payment is $30,000, which is subject to a 7.5% withdrawal charge, and you receive $27,750. We determine this amount as follows:
(amount withdrawn) x (1 – withdrawal charge) = the amount you receive, or: $30,000 x 0.925 = $27,750.
Next we withdraw from the second Purchase Payment. So far, you received $37,750 ($10,000 under the free withdrawal privilege and $27,750 from the first Purchase Payment), so we withdraw $14,250 from the second Purchase Payment to equal the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and its withdrawal charge as follows:
(the amount you receive) ÷ (1 – withdrawal charge) = amount withdrawn, or: $14,250 ÷ 0.915 = $15,574
4)	Contract earnings. We already withdrew your requested amount, so this does not apply.
In total we withdrew $55,574 from your Contract, of which you received $52,000 and paid a withdrawal charge of $3,574.
Reduction or Elimination of the Withdrawal Charge
We may reduce or eliminate the withdrawal charge if the Contract was sold under circumstances that reduced its sales expenses. We will implement this withdrawal charge reduction or elimination in a nondiscriminatory manner. For example, if a large group of individuals purchased Contracts or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge if a Contract was sold by a Financial Professional appointed with Allianz Life to any members of his or her immediate family and the Financial Professional waived their commission. We must pre-approve any withdrawal charge reduction or elimination.

• We do not reduce the Withdrawal Charge Basis for penalty-free withdrawals or the deduction of Contract expenses other than the withdrawal charge. This means that upon a full withdrawal, if your Contract Value is less than your remaining Purchase Payments that are still subject to a withdrawal charge we will assess a withdrawal charge on more than the amount withdrawn. This can occur because your Contract Value was reduced for:
– prior penalty-free withdrawals,
– deductions of Contract expenses other than the withdrawal charge, and/or
– poor performance.
This also means that upon a full withdrawal you may not receive any money.
• Withdrawals may have tax consequences and, if taken before age 59 1⁄2, may be subject to a 10% additional federal tax. For tax purposes in most instances, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments.
• Partial Annuitizations reduce each Purchase Payment and the Withdrawal Charge Basis proportionately by the percentage of Contract Value you annuitize.
Transfer Fee
The first twelve transfers every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. We count all transfers made in the same Business Day as one transfer. The following do not count against the free transfers we allow and are not subject to a transfer fee: dollar cost averaging transfers, flexible rebalancing transfers, or quarterly rebalancing transfers under Income Protector, Income Focus, or Investment Protector. The transfer fee continues to apply under death benefit payment Option B, and with variable Annuity Payments or optional payments under death benefit payment Option C as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.

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Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We deduct the transfer fee on a dollar for dollar basis from the Contract Value determined at the end of the Business Day that we process the transfer request. If you are transferring from multiple Investment Options, we deduct this fee proportionately from the Investment Options from which the transfer is made. If you transfer the total amount in an Investment Option, we deduct a transfer fee from the amount transferred. We do not treat the deduction of the transfer fee as a withdrawal when computing any of your Contract’s guaranteed values.
Premium Tax
Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.
Income Tax
Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.
Investment Option Expenses
The Investment Options’ assets are subject to operating expenses (including management fees). These expenses are described in the Fee Tables, Appendix A, and in the Investment Options’ prospectuses. These expenses reduce the Investment Options’ performance and, therefore, negatively affect your Contract Value and any guaranteed values or payments based on Contract Value. The Investment Options’ provided us with the expense information in this prospectus and we did not independently verify it.

8.  Access to Your Money
The money in your Contract is available under the following circumstances:
•	by withdrawing your Contract Value;
•	by withdrawing the Target Value on the last Business Day before a Target Value Date (if you have Investment Protector);
•	by taking Lifetime Plus Payments (if you have Income Protector);
•	by taking Income Focus Payments (if you have Income Focus);
•	by taking required minimum distributions (Qualified Contracts only) as discussed in “Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” later in this section;
•	by taking Annuity Payments; or
•	when we pay a death benefit.
You can take withdrawals from any part of the Contract that is in the Accumulation Phase. We process withdrawal requests based on values next determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. We process any withdrawal request received at or after the end of the current Business Day using values determined on the next Business Day.
Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.** We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.
*	Does not apply to Lifetime Plus Payments, Income Focus Payments, systematic withdrawals, or required minimum distributions.
**	Does not apply to Lifetime Plus Payments or Income Focus Payments.
We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Option unless you provide us with alternate instructions. If you have Income Protector, Income Focus, or Investment Protector, and take a partial withdrawal from specific Investment Options, the benefit’s quarterly rebalancing feature moves money back into those Investment Options at the end of the quarter unless you also change your future Purchase Payment allocation instructions.
When you take a full withdrawal, we process your request on the Business Day we receive it in Good Order at our Service Center as follows:
•	total Contract Value determined at the end of the day,
•	less any final rider charge if you have Income Protector, Income Focus or Investment Protector,

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•	less any withdrawal charge, and
•	less any contract maintenance charge.
See the Fee Tables and section 7, Expenses for a discussion of these charges.
We pay withdrawals within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).
• Ordinary income taxes, tax penalties and certain restrictions may apply to any withdrawal you take.
• Joint Owners: We send one check payable to both Joint Owners and we tax both Joint Owner's based on the age of the older Joint Owner.
• We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals, surrenders, or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Government Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Government Money Market Fund subaccount until the fund is liquidated.
• For Contracts with Investment Protector: The Target Value is only guaranteed to be available on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal. We notify you in writing at least 30 days in advance of your initial Target Value Date to allow you to decide if you want to take a withdrawal and/or continue your Contract until the next Target Value Date.
Free Withdrawal Privilege
Each Contract Year you can withdraw up to 10% of your total Purchase Payments without incurring a withdrawal charge (the free withdrawal privilege). Any unused free withdrawal privilege in one Contract Year is not added to the amount available next year. Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a withdrawal charge and do not reduce your free withdrawal privilege. Required minimum distribution payments are not subject to a withdrawal charge, but do reduce your free withdrawal privilege.
The free withdrawal privilege is not available upon a full withdrawal, or while you are receiving Lifetime Plus Payments or Income Focus Payments.
Systematic Withdrawal Program
The systematic withdrawal program can provide automatic withdrawal payments to you. You can request to receive these withdrawal payments monthly, quarterly, semi-annually or annually. However, if your Contract Value is less than $25,000, we only make annual payments. There is no minimum or maximum on the amount you can withdraw under this program. We make systematic withdrawals on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center before the end of the Business Day before we process these withdrawals, or your program does not begin until the next month. This program ends at your request or when you withdraw your total Contract Value. However, we reserve the right to discontinue or modify the systematic withdrawal program at any time and for any reason.
• During the withdrawal charge period (if applicable), systematic withdrawals in excess of the free withdrawal privilege are subject to a withdrawal charge.
• Ordinary income taxes and tax penalties may apply to systematic withdrawals.
• The systematic withdrawal program is not available while you are receiving required minimum distribution payments , Lifetime Plus Payments, or Income Focus Payments.
Minimum Distribution Program and Required Minimum Distribution (RMD) Payments
If you own an IRA or SEP IRA Contract, you can participate in the minimum distribution program during the Accumulation Phase. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for this Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the free withdrawal privilege during the Contract Year. We can make payments to you on a monthly, quarterly, semi-annually or annually. However, if your Contract Value is less than $25,000, we only make

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

annual payments. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. We make RMD payments on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your program form instructions in Good Order at our Service Center before the end of the Business Day before we process these payments, or your program does not begin until the next month.
When you request Lifetime Plus Payments or Income Focus Payments, we ask for instructions regarding your RMD needs for this Contract. If you choose to use these payments to satisfy your RMD needs, we determine whether this calendar year’s total RMD has been satisfied by your Lifetime Plus Payments or Income Focus Payments and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge. For more information, see section 11.a, Income Protector: Calculating Your Lifetime Plus Payments, or Appendix G – Income Focus: Calculating Your Income Focus Payments.
The minimum distribution program is not available while you are receiving systematic withdrawals.
Waiver of Withdrawal Charge Benefit
After the first Contract Year, if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary, you can take withdrawals and we waive the withdrawal charge. This waiver is not available if any Owner was confined to a nursing home on the Issue Date. We base this benefit on the Annuitant for non-individually owned Contracts. We must receive proof of confinement in Good Order for each withdrawal before we waive the withdrawal charge.
Suspension of Payments or Transfers
We may be required to suspend or postpone transfers or payments for withdrawals* for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
•	during any other period when the SEC, by order, so permits for the protection of Owners.
*	Including Lifetime Plus Payments, Income Focus Payments, and Excess Withdrawals.

9.  The Annuity Phase
Prior to annuitization, you can surrender your Contract and receive your total Contract Value. Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.
You can apply your Contract Value to regular periodic annuity payments (Annuity Payments). The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, we pay the amount that would have been paid at the true age or gender.
Calculating Your Annuity Payments
We base Annuity Payments upon the following:
•	The Contract Value on the Income Date.
•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.
•	The age of the Annuitant and any joint Annuitant on the Income Date.
•	The gender of the Annuitant and any joint Annuitant where permitted.
•	The Annuity Option you select.
•	Your Contract’s mortality table.

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We guarantee the dollar amount of fixed Annuity Payments and this amount does not change during the entire annuity payout option period that you selected, except as provided under Annuity Option 3. Variable Annuity Payments are not predetermined and the dollar amount changes with your selected Investment Options’ investment experience.
Variable or Fixed Annuity Payments
You can request Annuity Payments under Annuity Options 1-5 as:
•	a variable payout,
•	a fixed payout, or
•	a combination of both.
After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to variable, but you can transfer from a variable Annuity Payment stream and establish a new fixed Annuity Payment stream.
We base fixed Annuity Payments on your Contract’s interest rate and mortality table or current rates, if higher.
The dollar amount of variable Annuity Payments depends on the assumed investment rate (AIR) you select and your selected Investment Options’ performance. You can choose a 3%, 5% or 7% AIR. Using a higher AIR results in a higher initial variable Annuity Payment, but future payments increase more slowly and decrease more rapidly. If your Investment Options’ actual performance exceeds your selected AIR, variable Annuity Payments increase. Similarly, if the actual performance is less than your selected AIR, variable Annuity Payments decrease.
If you choose a variable payout, you can invest in up to 15 Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not instruct us, we base variable Annuity Payments on your future Purchase Payment allocation instructions. Currently, we require your initial Annuity Payment to be $100 or more.
Annuity Payment Options
You can choose one of the Annuity Options described below or any other payment option to which we agree. After Annuity Payments begin, you cannot change the Annuity Option.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant, with payments for a minimum guaranteed period that you select.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant, with payments for a minimum guaranteed period that you select.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option. For variable Annuity Payments, your total refund is the sum of your selected Investment Options’ refunds. Each Investment Option’s refund is equal to the value of the difference of the annuity units applied to this Annuity Option and allocated to that Investment Option minus the total number of annuity units paid from that Investment Option. The dollar value of these annuity units fluctuates based on your selected Investment Options’ performance.
Under Annuity Options 1, 3, and 5, if all Annuitants die on or after the Income Date and before we send the first Annuity Payment, we will cancel Annuity Payments and upon receipt of a Valid Claim, we will pay the amount applied to the selected Annuity Option to the surviving individual Owner, or the Beneficiary(s) if there is no surviving Owner. If the Owner is a non-individual, we pay the Owner.

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After the Annuitant’s death under Annuity Option 2, or the last surviving joint Annuitant's death under Annuity Option 4, we make Annuity Payments during the remaining guaranteed period in the following order based on who is still alive: the Payee, any surviving original Owner, the last surviving Owner’s Beneficiaries, or to the last surviving Owner’s estate if there are no remaining or named Beneficiaries.
Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.
If you do not choose an Annuity Option before the Income Date, we make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.
When Annuity Payments Begin
Annuity Payments begin on the Income Date. Your scheduled Income Date is the first day of the calendar month following the later of: a) the Annuitant’s 90th birthday, or b) the tenth Contract Anniversary and is stated in your Contract. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Income Date, but any such request is subject to applicable law and our approval. An earlier or later Income Date may not be available to you depending on the Financial Professional you purchased your Contract through and your state of residence. Your Income Date must be the first day of a calendar month at least two years after the Issue Date. The Income Date cannot be later than what is permitted under applicable law. If we require you to take a Full Annuitization while you are receiving Lifetime Plus Payments or Income Focus Payments, which may occur as early as age 90 or as late as age 100, we provide an annuity option with payments at least equal to the payments you are then receiving as described next.
• If on the Income Date your Contract Value is greater than zero, you must take a Full Annuitization. We notify you of your available options in writing 60 days in advance, including the option to extend your Income Date if available. If on your Income Date you have not selected an Annuity Option, we make variable payments under Annuity Option 2 with five years of guaranteed monthly payments. Upon Full Annuitization you no longer have Contract Value or a death benefit, and you cannot receive any other periodic withdrawals or payments other than Annuity Payments.
• For Contracts with Income Protector or Income Focus: If on the Income Date your Contract Value is greater than zero, you are receiving Lifetime Plus Payments or Income Focus Payments, and we require you to take a Full Annuitization, we make the following guarantee if you take fixed Annuity Payments under Annuity Option 1 or 3.
For single Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then your fixed Annuity Payments equals the greater of:
– annual fixed Annuity Payments under Annuity Option 1 based on the Contract Value; or
– the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.
For joint Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 3 (Joint and Last Survivor Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint Annuitants are the joint Covered Persons, then your fixed Annuity Payments equals the greater of:
– annual fixed Annuity Payments under Annuity Option 3 based on the Contract Value; or
– the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.
However, if you select any other Annuity Option, or if you choose to take variable Annuity Payments, this guarantee does not apply.
If you have a Non-Qualified Contract, these Annuity Payments will receive the benefit of the exclusion ratio, which causes a portion of each Annuity Payment to be non-taxable as described in section 12, Taxes – Taxation of Annuity Contracts.

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Partial Annuitization
Only a sole Owner can take Partial Annuitizations under Annuity Options 1, 2, or 5. The Owner must be the Annuitant and we do not allow joint Annuitants. You cannot take a new Partial Annuitization while receiving Lifetime Plus Payments or Income Focus Payments. We allow you to annuitize less than your total Contract Value in a Partial Annuitization. If you take a Partial Annuitization, your Contract is in both the Accumulation and Annuity Phases at the same time. We allow one Partial Annuitization every twelve months, up to a maximum of five. If you have four Partial Annuitizations and want a fifth, you must take a Full Annuitization of the total remaining Contract Value. You cannot add Contract Value to the part of a Contract that has been partially annuitized, or transfer values that have been partially annuitized to any other part of the Contract. If you take variable Annuity Payments under a Partial Annuitization, any Investment Option transfer instructions you give us apply equally to the accumulation and annuitization portions of the Contract. You cannot make Investment Option transfers selectively within different portions of the Contract. Partial Annuitizations are not subject to a withdrawal charge (if applicable), but they decrease the Contract Value, Withdrawal Charge Basis, death benefit, and any of your Contract’s guaranteed values.
A Partial Annuitization on a Non-Qualified Contract receives the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

10.  Death Benefit
“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.
The Base Contract provided the Traditional Death Benefit. When you purchased this Contract, you could instead have selected the Quarterly Value Death Benefit (for Contracts issued from April 30, 2012 through April 26, 2013, see section 11.b, Quarterly Value Death Benefit; for Contracts issued from May 2, 2011 through April 27, 2012, see Appendix D).
The death benefit is only available during the Accumulation Phase. If you die during the Accumulation Phase, we process the death benefit using prices determined after we receive a Valid Claim. If we receive a Valid Claim after the end of the current Business Day, we use the next Business Day’s prices.
If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, he or she each receives an equal share.
Each Beneficiary’s portion of the death benefit remains in the Investment Options based on the allocation instructions that were in effect on the date of death until we receive his or her Valid Claim and we either pay the claim or the Beneficiary provides alternate allocation instructions. From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we may no longer accept or process transfer requests. After we receive the first Valid Claim from any Beneficiary we also will not accept additional Purchase Payments or allow any partial or full withdrawals unless the withdrawal is required to comply with federal tax law.
Traditional Death Benefit
The Traditional Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Traditional Death Benefit Value. For a sole Beneficiary, we determine the Traditional Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Traditional Death Benefit Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
The Traditional Death Benefit Value is the total of all Purchase Payments received, reduced by the percentage of Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals, Partial Annuitizations, and any withdrawal charges; but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
The Traditional Death Benefit ends upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization.

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•	The Business Day that the Traditional Death Benefit Value and Contract Value are both zero.
•	The Business Day the Contract ends.

• For Contracts with Income Focus, Investment Protector, or Income Protector: We restrict additional Purchase Payments, which limits the Traditional Death Benefit Value. In addition, each lifetime payment and any Excess Withdrawal reduces the Traditional Death Benefit Value by the percentage of Contract Value withdrawn (including any withdrawal charge). Taking lifetime payments and Excess Withdrawals may cause the Traditional Benefit to end.
Death of the Owner and/or Annuitant
Appendix A to the SAI includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
Death Benefit Payment Options During the Accumulation Phase
If you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below. If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms.
Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. For an IRA, Roth IRA, or SEP IRA Contract, spousal continuation can only occur if the surviving spouse is the Contract’s sole primary Beneficiary. For non-individually owned Contracts, spousal continuation is only available to Qualified Contracts through a direct rollover to an IRA. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under state law are also not considered to be married under federal law. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the guaranteed death benefit value if greater. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals if the Traditional Death Benefit applies, or the Quarterly Anniversary Value if the Quarterly Value Death Benefit applies. We allocate any Contract Value increase to the Investment Options according to future Purchase Payment allocation instructions. For Contracts with Income Protector, Income Focus, or Investment Protector, a Contract Value increase may not increase the Benefit Base, Income Value Percentage(s), or Target Value.
If the surviving spouse continues the Contract:
•	he or she becomes the new Owner and may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries; and
•	he or she is subject to any remaining withdrawal charge.
Death Benefit Payment Options
Option A: Lump sum payment of the death benefit.
Option B: Payment of the entire death benefit within five years of the date of any Owner’s death. The Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee and a 1.15% M&E charge. At the end of the fifth year, any remaining death benefit is paid in a lump sum.
Option C: If the Beneficiary is an individual, payment of the death benefit as Annuity Payments under Annuity Options 1, 2, or 5 as described under “Annuity Payment Options” in section 9. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary’s life expectancy. Under this payment option, and with variable Annuity Payments, the Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee and a 1.15% M&E charge. Option C may not be available on a Qualified Contract.
Distribution from Non-Qualified Contracts must begin within one year of the date of the Owner’s death. Any portion of the death benefit from Non-Qualified Contracts not applied to Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

If a Non-Qualified Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.
In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, a Non-Qualified Contract is interpreted and administered in accordance with Section 72(s) of the Internal Revenue Code.
Other rules may apply to Qualified Contracts, such as all distributions must be made to Beneficiaries by the end of the tenth year after the Owner's death, except for distributions made to certain eligible designated Beneficiaries.

11.a  Income Protector
Income Protector was available from May 2, 2011 through March 2, 2020. Income Protector has a rider charge that we deduct from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. For information on the rider charge, please see the Fee Tables and section 7, Expenses – Rider Charge.
We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If you do not begin Lifetime Plus Payments before all Covered Persons die or are removed from the Contract, Income Protector ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. Lifetime Plus Payments are available once the younger Covered Person reaches the minimum exercise age and before the older Covered Person reaches age 91. The minimum exercise age is age 60. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
Removing Income Protector
You can remove Income Protector from your Contract while the Contract Value is positive by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than before the end of the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
If you allocated Contract Value to Investment Options that are only available under Income Protector, you must transfer your Contract Value out of these Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.
On the rider termination date Lifetime Plus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Lifetime Plus Payment Overview
We base your initial annual maximum Lifetime Plus Payment on the Benefit Base and Payment Percentage. When payments begin (on the Benefit Date), the Benefit Base is the greatest of:
•	Contract Value determined at the end of the last Business Day before the Benefit Date,
•	highest Contract Value from any prior Quarterly Anniversary adjusted for subsequent withdrawals (Quarterly Anniversary Value), or
•	quarterly simple interest (Annual Increase Percentage) applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years (Guarantee Years). Each quarter we reset the simple interest value to equal the Contract Value, if greater (Annual Increase).

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

The Payment Percentages table, Annual Increase Percentage and the number of Guarantee Years that are used to calculate your Lifetime Plus Payments and Annual Increase are set out in the following table.
Income Protector (Version Identifier)	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
(09.19 through 02.20) available from September 4, 2019 through March 2, 2020	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	3.50% 4.00% 5.00%	60 – 64 65 – 79 80+	3.00% 3.50% 4.50%
(07.19 through 08.19) available from July 2, 2019 through September 3, 2019	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(05.19 through 06.19) available from May 7, 2019 through July 1, 2019	6%, which is 1.50% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(03.18 through 04.19v2) available from March 6, 2018 through May 6, 2019	7%, which is 1.75% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(03.17 through 02.18) available from March 7, 2017 through March 5, 2018	6%, which is 1.50% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(01.17, 02.17) available from January 3, 2017 through March 6, 2017	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(12.16) available from December 6, 2016 through January 2, 2017	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(09.16 through 11.16) available from September 6, 2016 through December 5, 2016	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	3.75% 4.25% 5.25%	60 – 64 65 – 79 80+	3.25% 3.75% 4.75%
(07.16, 08.16) available from July 5, 2016 through September 5, 2016	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(05.16, 06.16) available from May 3, 2016 through July 4, 2016	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

Income Protector (Version Identifier)	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
(04.15, 04.16) available from April 27, 2015 through May 2, 2016	6%, which is 1.5% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(10.12) available from October 15, 2012 through April 24, 2015	6%, which is 1.5% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(07.12) available from July 23, 2012 through October 12, 2012	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(05.12) available from April 30, 2012 through July 20, 2012	7%, which is 1.75% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(01.12) available from January 23, 2012 through April 27, 2012 in all states except Oregon, and from February 22, 2012 through April 27, 2012 in Oregon only	8%, which is 2% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(05.11) available from May 2, 2011 through January 20, 2012 in all states except Oregon, and from May 2, 2011 through February 21, 2012 in Oregon only	8%, which is 2% applied quarterly	30	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+		4.0% 4.5% 5.5%

• The minimum exercise age that Lifetime Plus Payments can begin is age 60.
• On the Rider Effective Date we established your Contract’s Annual Increase Percentage, Guarantee Years, and Payment Percentages, and we cannot change these values while your benefit is in effect.
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Lifetime Plus Payment. If you take less than 100% of your annual maximum Lifetime Plus Payment in a Benefit Year, you are not eligible for a potential payment increase in the next Benefit Year. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your annual maximum payment does not increase just as a result of the Covered Person reaching an age that has a higher Payment Percentage; the result of the current Contract Value multiplied by the increased Payment Percentage must be greater than your current annual maximum payment for your payment to increase. For more information, see “Automatic Annual Lifetime Plus Payment Increases.”
Benefit Base
The Benefit Base determines both your rider charge and your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.
On the Rider Effective Date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greater of the Quarterly Anniversary Value or the Annual Increase. On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase your Benefit Base to equal this Contract Value if it is greater.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Changes in the Benefit Base also change your daily rider charge amount. Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.
•	If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.
•	If we increase your annual maximum Lifetime Plus Payment because the Payment Percentage determined by using the Covered Person’s age multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 65-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 and a 4% Payment Percentage ($4,000 = 4% x $100,000). On the next Benefit Anniversary, assume the Payment Percentage increases to 4.5% based on the Covered Person’s age. At 4.5%, the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $88,912 ($88,912 x 4.5% = $4,001). Assuming the Contract Value is $88,912, the Benefit Base would then reduce from $100,000 to $88,912 and the annual maximum Lifetime Plus Payment would increase to $4,001.
Quarterly Anniversary Value
While the benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.
If the Rider Effective Date was the Issue Date, the Quarterly Anniversary Value was initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date was after the Issue Date, the Quarterly Anniversary Value was initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows:
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.
Annual Increase
While the benefit is in effect, we only calculate the Annual Increase before the Benefit Date.
On each Quarterly Anniversary during the Guarantee Years, we apply a simple interest increase of one-fourth of the Annual Increase Percentage to the Purchase Payments adjusted for withdrawals (or the Contract Value on the Rider Effective Date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, not just during the Guarantee Years.
We established your Contract’s number of Guarantee Years and Annual Increase Percentage on the Rider Effective Date and we cannot change them. The Guarantee Years are the maximum number of years that you can receive simple interest increases under the Annual Increase. The number of Guarantee Years and the Annual Increase Percentage for the Income Protector rider are included in the Lifetime Plus Payment Overview earlier in this section.
If the Rider Effective Date was the Issue Date, both the Annual Increase and Increase Base were initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date was after the Issue Date, both the Annual Increase and Increase Base were initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust both the Annual Increase and Increase Base as follows.
•	We increase them by the amount of any additional Purchase Payments.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

•	We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary on or before the maximum Rider Anniversary, the Annual Increase is equal to:
a + (b x (c – d))
Where:
a	=	The Annual Increase at the end of the prior Business Day.
b	=	The Annual Increase Percentage we set on the Rider Effective Date (which is included in the Lifetime Plus Payment Overview earlier in this section) divided by four.
c	=	The Increase Base at the end of the prior Business Day.
d	=	Purchase Payments* received on or after the prior Quarterly Anniversary. If you selected this benefit at issue, we exclude from “d” any Purchase Payments received before the first Quarterly Anniversary.
*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, including any withdrawal charge, for each withdrawal taken since we received that payment.
The maximum Rider Anniversary is the Quarterly Anniversary that occurs on the number of Guarantee Years after the Rider Effective Date. For example, if the Issue Date is June 1, 2009, the Rider Effective Date is September 1, 2009, and the number of Guarantee Years is 30, then the maximum Rider Anniversary is September 1, 2039.
We then compare this Annual Increase to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase both the Annual Increase and the Increase Base to equal this Contract Value if it is greater. As previously stated, these resets can occur during the entire period we calculate the Annual Increase.
Requesting Lifetime Plus Payments
You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches age 60, or once the older Covered Person reaches age 91.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.
Once Lifetime Plus Payments begin:
•	You cannot take new Partial Annuitizations.
•	You cannot make additional Purchase Payments, therefore Traditional Death Benefit Value (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.
•	The free withdrawal privilege is not available.
•	You can only remove Income Protector while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.
•	You can only change the Owner if you selected joint Lifetime Plus Payments and:
–	an Owner dies and the spouse continues the Contract, or
–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.
•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

•	If you have the Quarterly Value Death Benefit, its additional M&E charge continues as indicated in section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
•	If you take a Full Annuitization, Lifetime Plus Payments stop and Income Protector ends.
•	The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Lifetime Plus Payment, Excess Withdrawal, and any Contract charges we deduct.
•	Lifetime Plus Payments do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Lifetime Plus Payments stop and Income Protector ends.
•	Each Lifetime Plus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
•	Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.
•	We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base.
•	If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization that does not convert your Lifetime Plus Payments to Annuity Payments, you will continue to receive your maximum available Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.

• If the older Covered Person is age 80 on the Rider Effective Date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Annual Increase.
Calculating Your Lifetime Plus Payments
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the Payment Percentage, determined by using the Covered Person’s current age. The Payment Percentages table for the Income Protector rider is included in the Lifetime Plus Payment Overview earlier in this section. On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a 4% initial Payment Percentage, if you take withdrawals that reduce the Benefit Base to less than $2,500, this would result in an initial Lifetime Plus Payment of less than $100.
You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. A Benefit Year is a period of twelve months beginning on the Benefit Date or any subsequent Benefit Anniversary. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The annual maximum Lifetime Plus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Lifetime Plus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

Once Lifetime Plus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
We deduct each Lifetime Plus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this section.
Excess Withdrawals
Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Lifetime Plus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Lifetime Plus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
For example, assume your annual maximum Lifetime Plus Payment is $2,000 and you take an annual actual Lifetime Plus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Lifetime Plus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Lifetime Plus Payment and the next $200 to be an Excess Withdrawal.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal. For each Excess Withdrawal, we reduce your annual maximum payment by the same percentage that we reduced the Benefit Base. If partial Excess Withdrawals reduce your annual maximum Lifetime Plus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.
• For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.
• For required annuitization, if on the Income Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose to take variable Annuity Payments, this guarantee does not apply. For more information, see section 9, The Annuity Phase.
Automatic Annual Lifetime Plus Payment Increases
We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.
•	If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year’s annual maximum payment if the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary). This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

•	If the Payment Percentage determined by using the Covered Person’s current age multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment. The Payment Percentages table for Income Protector is included in the Lifetime Plus Payment Overview earlier in this section.

• Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.
Taxation of Lifetime Plus Payments
We treat Lifetime Plus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under Income Protector, we restrict your Investment Option selection. By selecting this benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Protector’s guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base.
If you have Income Protector we require you to allocate your Contract Value to the Investment Options listed below.
Investment Options available with Income Protector (11.17 through 02.20)
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Global Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
JPMorgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio
PIMCO VIT Balanced Allocation Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT Total Return Portfolio

Investment Options available with Income Protector (01.12 through 10.17)
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Global Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund	AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Franklin Income VIP Fund*
Franklin U.S. Government Securities VIP Fund*
JPMorgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio
PIMCO VIT All Asset Portfolio*
PIMCO VIT Balanced Allocation Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT High Yield Portfolio*
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio*
Templeton Global Bond VIP Fund*

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

Investment Options available with Income Protector (5.11)
AZL Balanced Index Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund
AZL DFA Multi-Strategy Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Gateway Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL Moderate Index Strategy Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	BlackRock Global Allocation V.I. Fund*
Fidelity VIP FundsManager 50% Portfolio*
Fidelity VIP FundsManager 60% Portfolio*
Franklin Income VIP Fund*
Franklin U.S. Government Securities VIP Fund*
JPMorgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio
PIMCO VIT All Asset Portfolio*
PIMCO VIT Emerging Markets Bond Portfolio*
PIMCO VIT Global Bond Portfolio (Unhedged)*
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT Global Managed Asset Allocation Portfolio*
PIMCO VIT High Yield Portfolio*
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio*
Templeton Global Bond VIP Fund*
*	These Investment Options are closed as discussed in Appendix J.
We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.
While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions, which must comply with the restrictions stated here. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
When Income Protector Ends
Income Protector ends on the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	The Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under “Covered Persons” in section 2.
•	The older Covered Person’s 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Income Date if you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.
•	The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100.
•	Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Protector also continues.
•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

11.b  Quarterly Value Death Benefit
We designed the Quarterly Value Death Benefit to lock in any quarterly investment gains to provide an increased death benefit for Beneficiaries. The benefit described in this section was only available at issue from April 30, 2012 through April 26, 2013. Please see Appendix D for information on the previous version of the Quarterly Value Death Benefit. You cannot remove the Quarterly Value Death Benefit from your Contract. The Quarterly Value Death Benefit carries an additional M&E charge as described in the Fee Tables and section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
The Quarterly Value Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Quarterly Anniversary Value. For a sole Beneficiary, we determine the Quarterly Value Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Quarterly Anniversary Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
The Quarterly Anniversary Value was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows:
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations, Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals and any withdrawal charges; but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary before the end date, we compare the Quarterly Anniversary Value to the Contract Value, using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any quarterly investment gains.
The end date occurs on the earliest of:
•	the rider termination date if you remove an Additional Required Benefit;
•	the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual); or
•	the end of the Business Day we receive the first Valid Claim from any one Beneficiary.
The Quarterly Value Death Benefit ends upon the earliest of the following:
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.
•	The Business Day the Contract ends.

• Required selection of an Additional Required Benefit. If you remove the Additional Required Benefit you keep any prior lock ins of quarterly investment gains to your death benefit but you will not receive any future lock ins and we no longer assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit.
• If you have Income Protector or Income Focus, your Contract Value decreases with each Lifetime Plus Payment or Income Focus Payment, Excess Withdrawal, and rider charge deduction. This reduces the likelihood of locking in investment gains and directly reduces the Quarterly Anniversary Value. Taking lifetime payments and Excess Withdrawals may cause the Quarterly Value Death Benefit to end prematurely.

12.  Taxes
This section provides a summary explanation of the tax ramifications of your Contract. More detailed information about product taxation is contained in the SAI, which is available by calling the toll-free telephone number at the back of this prospectus. We do not provide individual tax advice. You should contact your tax adviser to discuss this Contract’s effects on your personal tax situation.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

Qualified and Non-Qualified Contracts
Your Contract is either a Qualified Contract or a Non-Qualified Contract. A Qualified Contract is purchased pursuant to a specialized provision of the Internal Revenue Code (Code). For example, a Contract may have been purchased pursuant to Section 408 of the Code as an IRA.
Qualified Contracts are subject to certain restrictions, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must have been purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. An IRA to IRA indirect rollover can occur only once in any twelve month period from all of the IRAs you currently own.
We previously offered the following types of Qualified Contracts.
Type of Contract	Persons and Entities that can buy the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
Simplified Employee Pension (SEP) IRA	Must have the same individual as Owner and Annuitant.
Certain Code Section 401 Plans	A qualified retirement plan is the Owner and the Annuitant must be an individual.
There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.
Taxation of Annuity Contracts
The Contract has the following tax characteristics.
•	Taxes on earnings are deferred until you take money out. Non-Qualified Contracts owned by corporations or partnerships do not receive income tax deferral on earnings.
•	When you take money out of a Non-Qualified Contract, earnings are generally subject to federal income tax and applicable state income tax. All pre-tax money distributed from Qualified Contracts are subject to federal and state income tax, but qualified distributions from Roth IRA Contracts are not subject to federal income tax. This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.
•	Taxable distributions are subject to an ordinary income tax rate, rather than a capital gains rate.
•	Distributions from Non-Qualified Contracts are considered investment income for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.
•	If you take partial withdrawals from your Non-Qualified Contract, the withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.
•	If you fully annuitize your Non-Qualified Contract and receive a stream of Annuity Payments, you receive the benefit of the exclusion ratio, and each Annuity Payment you receive is treated partly as taxable earnings and partly as a non-taxable return of Purchase Payments.
•	If you take partial withdrawals or annuitize a Qualified Contract, you will be responsible for determining what portion, if any, of the distribution consists of after-tax money.
•	Lifetime Plus Payments and Income Focus Payments are taxed as partial withdrawals.
•	If you take out earnings before age 59 1⁄2, you may be subject to a 10% additional federal tax, unless you take a lifetime annuitization of your Contract or you take money out in a stream of substantially equal payments over your expected life in accordance with the requirements of the Code. If the Contract is jointly owned, we send one check payable to both Joint Owners and we tax both Joint Owner's based on the age of the older Joint Owner.
•	A pledge or assignment of a Contract may be treated as a taxable event. You should discuss any pledge or assignment of a Contract with your tax adviser.
•	If you purchase multiple non-qualified deferred annuity contracts from an affiliated group of companies in one calendar year, these contracts are treated as one contract for purposes of determining the tax consequences of any distribution.
•	Death benefit proceeds from Non-Qualified Contracts are taxable to the beneficiary as ordinary income to the extent of any earnings. Death benefit proceeds must be paid out in accordance with the requirements of the Code.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

•	Depending upon the type of Qualified Contract you own, required minimum distributions (RMDs) must be satisfied when you reach a certain age. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract’s RMD requirements.
•	When you take money out of a Contract, we may deduct premium tax that we pay on your Contract. This tax varies from 0% to 3.5%, depending on your state. Currently, we pay this tax and do not pass it on to you.
Taxation of Lifetime Payments
We treat Lifetime Plus Payments and Income Focus Payments (lifetime payments) as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the total lifetime payment is most likely subject to ordinary income tax. If you are taking withdrawals from the Contract to satisfy the requirements for substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code and you begin lifetime payments before the required series of withdrawals is complete, you may incur additional penalties, including a 10% additional federal tax. If you begin lifetime payments before age 59 1⁄2 the payments will generally be subject to a 10% additional federal tax. In addition, if the Contract is jointly owned, we tax both Joint Owner's based on the age of the older Joint Owner.
Tax-Free Section 1035 Exchanges
Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Code for all or a portion of one non-qualified annuity contract for another, or all of a life insurance policy for a non-qualified annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
•	you might have to pay a withdrawal charge on your previous contract,
•	unless you have the No Withdrawal Charge Option, there is a new withdrawal charge period for this Contract,
•	other charges under this Contract may be higher (or lower),
•	the benefits may be different, and
•	you no longer have access to any benefits from your previous contract.
If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible additional federal tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.
We do not allow 1035 exchanges if your Contract includes the Short Withdrawal Charge Option.

13.  Other Information
Allianz Life
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We currently offer fixed, fixed index, and variable annuities, individual life insurance, and registered index-linked annuities. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.
The Separate Account
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.
The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts.
If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life.
Distribution
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. ALFS is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. ALFS is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). ALFS is not a member of Securities Investors Protection Corporation. More information about ALFS is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.
We have entered into a distribution agreement with ALFS for the distribution of our products. ALFS also may perform various administrative services on our behalf.
We may fund ALFS operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the ALFS management team; and other expenses associated with the Contracts. Financial Professionals and their managers may also be eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with ALFS. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.
ALFS does not itself sell our products on a retail basis. Rather, ALFS enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of our products. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.
A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your Contract.
Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account. We intend to recover commissions and other expenses indirectly through fees and charges imposed under the Contract.
Broker-dealers and their Financial Professionals and managers involved in sales of our products may receive payments from us for administrative and other services that do not directly involve sales of our products, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.
We and/or ALFS may pay certain selling firms additional marketing support allowances for:
•	marketing services and increased access to their Financial Professionals;
•	costs associated with sales conferences and educational seminars;
•	the cost of client meetings and presentations; and
•	other sales expenses incurred by them.
We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment.
We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.
Additional information regarding marketing support payments can be found in the Distributor section of the SAI.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

The Investment Options may assess a Rule 12b-1 fee. These fees are paid to ALFS as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These fees typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year.
In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may make payments for administrative services to ALFS or its affiliates.
Additional Credits for Certain Groups
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower administrative expenses or better than expected mortality or persistency experience.
Administration/Allianz Service Center
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative and routine customer services performed by our Service Center include processing and mailing of account statements and other mailings to Owners, responding to Owner correspondence and inquiries, and processing requests for variable annuity payments. Allianz Life also contracts with Tata Consultancy Services (Tata) located at #42(P) & 45(P), Think Campus, Electronic City, Phase II, Bangalore, Karnataka 560100, India, to perform certain administrative services including:
•	maintenance of the Contracts,
•	maintenance of Owner records, and
•	routine customer service including:
–	processing of Contract changes,
–	processing withdrawal requests (both partial and total), and
–	processing requests for fixed annuity payments.
Services performed by Tata are overseen and quality control checked by our Service Center.
To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, may be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call our Service Center at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.
Legal Proceedings
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or ALFS is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or ALFS ability to perform its obligations.
Financial Statements
The statutory financial statements of Allianz Life have been included or incorporated by reference in Part C of the Registration Statement. The statutory financial statements of the Separate Account have been included in the SAI.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

14.  Privacy Notice
Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
800.328.5600
Your privacy is a high priority for Allianz Life Insurance Company of North America (Allianz) (“we” or “our”). This Privacy Notice outlines our principles for collecting, using and protecting information that we maintain about you. This Privacy Notice is also displayed on our website at www.allianzlife.com.
Information about you that Allianz collects
We collect information about you so that we can process the insurance transactions you request and administer or service your policy. We also collect information to inform you of new products and services and to engage in studies or research relating to our business. We limit the information collected to what is needed for our business purposes. We may collect your information from the following sources.
•	From you, either directly or through our financial professionals. This may include information provided on your insurance application or other forms you may complete. The information we collect includes, but is not limited to, your name, Social Security number, address, telephone number, mobile phone number, and email address.
•	From others, through the process of issuing a policy or handling a claim. This may include information from consumer reporting agencies and medical or accident reports.
•	From your doctor or during a home visit by a health care professional. This may include your health records gathered with your written consent.
•	From your relationship with us. For example, this may include the number of years you have been a customer or the types of products you have purchased.
•	From data brokers that collect publicly available information about you. This includes household information, financial transactions, and social media activity.
Information about you that Allianz shares
We do not share information about current or former customers with anyone, except as allowed by law. “Allowed by law” means that we may share the information we collect about you as follows.
•	With people and entities when we have your consent to share your information.
•	With our affiliates and other third parties in order to process your application, or administer or service your policy.
•	With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to decide eligibility for a policy or to process transactions you request.
•	With our financial professionals so that they can service your policy. They may also inform you of other Allianz products and services that may be of interest to you.
•	With health care providers in order to process your claim.
•	As required or otherwise permitted by law. This may include sharing information with state insurance agencies, law enforcement, and other government officials. We may also share your information to respond to subpoenas, court orders, and other legal requests.
•	With research groups to conduct studies on our business to improve the products and services we offer.
•	To inform you of products and services that may be of interest to you. These communications may be made by us, our financial professionals, or through third parties.
•	With our affiliates so they can market their products and services to you. State insurance laws do not allow you to restrict this disclosure.
Allianz does not sell your information to anyone
We do not sell your information to anyone for their own marketing purposes. For this reason, we are not required to obtain your “opt in election,” “opt out election,” or authorization.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

Allianz policies and practices regarding security of your information
We limit access to your information to those employees, affiliates, and service providers who need it for our business purposes. We protect your information using safeguards that comply with applicable federal and state law. This includes measures that are administrative, physical, and technical in nature. We use reasonable measures to secure our websites and protect the information that may be shared over these sites.
Your ability to access and correct your information
You have the right to access and obtain a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. You may also write to us and ask about disclosure(s) of your information made within the last two (2) years. If you wish to review your information, please write us at:
Allianz Life Insurance Company of North America
Attn: Privacy Office
PO Box 1344
Minneapolis, MN 55440-1344
Please provide your full name, address, and policy number(s) in your written request. For your protection, please have your request notarized. We reserve the right to ask for additional verification of your identity.
Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.
If you believe any of your information is incorrect, you may write to us at the address above. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so you can contact them directly.
Notification of change
Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to implementing any changes.
For more information or if you have questions
If you have any questions or concerns about our privacy practices, please call the Corporate Compliance Privacy Office at 800.328.5600, contact us via the secured website, or write us at:
Allianz Life Insurance Company of North America
Attn: Privacy Office
PO Box 1344
Minneapolis, MN 55440-1344
This Privacy Notice is being provided on behalf of the following companies:
•	Allianz Life Insurance Company of North America
•	Allianz Life Financial Services, LLC
M40018 (R-08/2020)

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

15.  Table of Contents of the SAI
Allianz Life	3
Experts	3
Legal Opinions	3
Distributor	3
Administrative Service Fees	4
Federal Tax Status	4
Annuity Contracts in General	4
Taxation of Annuities in General	4
Qualified Contracts	5
Distributions Qualified Contracts	6
Distributions Non-Qualified Contracts	8
Required Distributions	8
Diversification	9
Owner Control	9
Contracts Owned by Non-Individuals	9
Annuity Purchases by Nonresident Aliens and Foreign Corporations	9
Income Tax Withholding	9
Multiple Contracts	10
Partial 1035 Exchanges	10
Assignments, Pledges and Gratuitous Transfers	10
Death Benefits	10
Spousal Continuation and the Federal Defense of Marriage Act (DOMA)	10
Federal Estate Taxes	11
Generation-Skipping Transfer Tax	11
Foreign Tax Credits	11
Possible Tax Law Changes	11
Annuity Payments	11
Annuity Payment Options	12
Annuity Units/Calculating Variable Annuity Payments	13
Financial Statements	14
Appendix A – Death of the Owner and/or Annuitant	15
Appendix B – Condensed Financial Information	18
Appendix C – Allianz Life Variable Account B Financial Statements	57

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

Appendix A – Annual Operating Expenses for Each Investment Option
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option’s average daily net assets for the most recent calendar year. Except for the AZL Funds and the PIMCO VIT portfolios, neither the Investment Options nor their advisers are affiliated with us. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options’ prospectuses for further information regarding the expenses you may expect to pay. Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. If these fees are deducted from Investment Option assets, they are reflected in the table below.
Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
BLACKROCK
AZL Enhanced Bond Index Fund	.35	.25	–	.06	–	.66
AZL Government Money Market Fund	.35	.25	–	.04	–	.64
AZL International Index Fund	.35	.25	–	.11	–	.71
AZL Mid Cap Index Fund	.25	.25	–	.08	–	.58
AZL MSCI Emerging Markets Equity Index Fund	.85	.25	–	.32	–	1.42
AZL MSCI Global Equity Index Fund	.70	.25	–	.13	–	1.08
AZL Russell 1000 Growth Index Fund	.44	.25	–	.08	–	.77
AZL Russell 1000 Value Index Fund	.44	.25	–	.08	–	.77
AZL S&P 500 Index Fund – Class 2.17		.25	–	.08	–	.50
AZL Small Cap Stock Index Fund	.26	.25	–	.08	–	.59
BlackRock Global Allocation V.I. Fund – Class 3.64		.25	–	.22	.02	1.13
DAVIS
Davis VA Financial Portfolio	.55	–	–	.10	–	.65
DIMENSIONAL
AZL DFA Five-Year Global Fixed Income Fund	.60	.25	–	.08	–	.93
FIDELITY INSTITUTIONAL ASSET MANAGEMENT®
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund	.70	.25	–	.08	–	1.03
AZL Fidelity Institutional Asset Management® Total Bond Fund	.50	.25	–	.08	–	.83
FIDELITY MANAGEMENT & RESEARCH COMPANY
Fidelity VIP FundsManager 50% Portfolio – Service Class 2.25		.25	–	–	.45	.95
Fidelity VIP FundsManager 60% Portfolio – Service Class 2.25		.25	–	–	.52	1.02
FRANKLIN TEMPLETON
Franklin Funds Allocation VIP Fund – Class 2.55		.25	–	.05	.02	.87
Franklin Income VIP Fund – Class 2.46		.25	–	.01	.01	.73
Franklin Mutual Shares VIP Fund – Class 2.68		.25	–	.05	–	.98
Franklin U.S. Government Securities VIP Fund – Class 2.48		.25	–	.05	–	.78
Templeton Global Bond VIP Fund – Class 2.46		.25	–	.04	.04	.79
Templeton Growth VIP Fund – Class 2.84		.25	–	.07	–	1.16
GATEWAY
AZL Gateway Fund	.80	.25	–	.07	–	1.12
J.P. MORGAN
JPMorgan Insurance Trust Core Bond Portfolio – Class 2.40		.25	–	.14	.02	.81
METWEST
AZL MetWest Total Return Bond Fund	.60	.25	–	.07	–	.92
MFS
MFS VIT Total Return Bond Portfolio – Service Class	.50	.25	–	.04	–	.79
PIMCO
PIMCO VIT All Asset Portfolio – Admin. Class	.425	–	.15	–	.80	1.375
PIMCO VIT Balanced Allocation Portfolio – Admin. Class	.71	_	.15	.01	.04	.91
PIMCO VIT CommodityRealReturn Strategy Portfolio – Admin. Class	.74	–	.15	.35	.14	1.38
PIMCO VIT Dynamic Bond Portfolio – Admin Class	.85	–	.15	.02	–	1.02

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix A

Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
PIMCO VIT Emerging Markets Bond Portfolio – Admin. Class	.85	–	.15	.10	–	1.10
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Admin. Class	.75	–	.15	.03	–	.93
PIMCO VIT Global Core Bond (Hedged) Portfolio – Admin. Class	.56	–	.15	.07	–	.78
PIMCO VIT Global Managed Asset Allocation Portfolio – Admin. Class	.95	–	.15	.02	.22	1.34
PIMCO VIT High Yield Portfolio – Admin. Class	.60	–	.15	.04	–	.79
PIMCO VIT Long-Term U.S. Government Portfolio – Admin. Class	.475	–	.15	.22	–	.845
PIMCO VIT Real Return Portfolio – Admin. Class	.50	–	.15	.19	–	.84
PIMCO VIT StocksPLUS® Global Portfolio – Advisor Class	.61	.25	–	.05	–	.91
PIMCO VIT Total Return Portfolio – Admin. Class	.50	–	.15	.04	–	.69
T. ROWE PRICE
AZL T. Rowe Price Capital Appreciation Fund	.75	.25	–	.06	.02	1.08

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix A

This table describes, in detail, the annual expenses for each of the Allianz Fund of Funds. We show the expenses as a percentage of an Investment Option’s average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz Fund of Funds and the Allianz Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the Allianz Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.
Investment Option	Management fees	Rule 12b-1 fees	Other expenses	Total	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ FUND OF FUNDS
AZL Balanced Index Strategy Fund	.05	–	.04	.09	.59	.68
AZL DFA Multi-Strategy Fund	.05	–	.03	.08	.90	.98
AZL Moderate Index Strategy Fund	.40	–	.03	.43	.58	1.01
AZL MVP Balanced Index Strategy Fund	.10	–	.04	.14	.57	.71
AZL MVP DFA Multi-Strategy Fund	.20	–	.10	.30	.85	1.15
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	.10	–	.05	.15	.67	.82
AZL MVP Fusion Balanced Fund	.20	–	.03	.23	.71	.94
AZL MVP Fusion Conservative Fund	.20	–	.05	.25	.72	.97
AZL MVP Fusion Moderate Fund	.20	–	.02	.22	.71	.93
AZL MVP Global Balanced Index Strategy Fund	.10	–	.03	.13	.65	.78
AZL MVP Growth Index Strategy Fund	.10	–	.02	.12	.53	.65
AZL MVP Moderate Index Strategy Fund	.10	–	.03	.13	.55	.68
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	.10	--	.02	.12	.73	.85

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix A

Appendix B – Condensed Financial Information
The statutory financial statements of Allianz Life Insurance Company of North America are included or incorporated by reference in Part C of the Registration Statement.
AUV information corresponding to the lowest and highest combination of M&E charges as of December 31, 2020 is listed in the tables below. A separate rider charge may also apply to your Contract if you have Income Protector, Investment Protector, or Income Focus, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. You can find AUV information corresponding to the additional combinations of charges as of December 31, 2020 in Appendix B of the SAI, which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.
This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Appendix C of the SAI.
Lowest and Highest Combination of Benefit Options	M&E Charge
Base Contract without optional benefits	1.15%
Base Contract with Quarterly Value Death Benefit	1.45%
(Number of accumulation units in thousands)
M&E Charge 1.15%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
12/31/2011	N/A	11.103	284.00	12/31/2011	N/A	11.030	81.00
12/31/2012	11.103	12.105	345.00	12/31/2012	11.030	11.989	116.00
12/31/2013	12.105	13.513	331.00	12/31/2013	11.989	13.344	121.00
12/31/2014	13.513	14.176	339.00	12/31/2014	13.344	13.957	118.00
12/31/2015	14.176	14.015	366.00	12/31/2015	13.957	13.757	173.00
12/31/2016	14.015	14.791	293.00	12/31/2016	13.757	14.475	154.00
12/31/2017	14.791	16.304	276.00	12/31/2017	14.475	15.908	143.00
12/31/2018	16.304	15.413	252.00	12/31/2018	15.908	14.994	127.00
12/31/2019	15.413	17.864	183.00	12/31/2019	14.994	17.326	116.00
12/31/2020	17.864	19.821	184.00	12/31/2020	17.326	19.167	110.00
AZL DFA Five-Year Global Fixed Income Fund
12/31/2017	N/A	9.934	0.00	12/31/2017	N/A	9.854	0.00
12/31/2018	9.934	9.935	2.00	12/31/2018	9.854	9.825	0.00
12/31/2019	9.935	10.165	3.00	12/31/2019	9.825	10.023	0.00
12/31/2020	10.165	10.106	3.00	12/31/2020	10.023	9.934	0.00
AZL DFA Multi-Strategy Fund
12/31/2011	N/A	11.165	954.00	12/31/2011	N/A	11.092	223.00
12/31/2012	11.165	12.507	1099.00	12/31/2012	11.092	12.388	246.00
12/31/2013	12.507	14.970	1187.00	12/31/2013	12.388	14.783	258.00
12/31/2014	14.970	15.764	1270.00	12/31/2014	14.783	15.521	252.00
12/31/2015	15.764	15.480	1307.00	12/31/2015	15.521	15.195	334.00
12/31/2016	15.480	16.730	1216.00	12/31/2016	15.195	16.373	296.00
12/31/2017	16.730	18.638	1133.00	12/31/2017	16.373	18.185	285.00
12/31/2018	18.638	17.335	1014.00	12/31/2018	18.185	16.864	231.00
12/31/2019	17.335	19.978	918.00	12/31/2019	16.864	19.376	207.00
12/31/2020	19.978	21.850	857.00	12/31/2020	19.376	21.128	193.00
AZL Enhanced Bond Index Fund
12/31/2014	N/A	11.445	0.00	12/31/2014	N/A	11.258	0.00
12/31/2015	11.445	11.340	10.00	12/31/2015	11.258	11.122	7.00
12/31/2016	11.340	11.466	33.00	12/31/2016	11.122	11.212	19.00
12/31/2017	11.466	11.676	36.00	12/31/2017	11.212	11.383	16.00
12/31/2018	11.676	11.475	34.00	12/31/2018	11.383	11.153	16.00
12/31/2019	11.475	12.294	61.00	12/31/2019	11.153	11.913	14.00
12/31/2020	12.294	13.069	42.00	12/31/2020	11.913	12.626	15.00

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix B

M&E Charge 1.15%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
12/31/2011	N/A	10.790	341.00	12/31/2011	N/A	10.719	49.00
12/31/2012	10.790	12.243	490.00	12/31/2012	10.719	12.126	73.00
12/31/2013	12.243	14.296	494.00	12/31/2013	12.126	14.117	83.00
12/31/2014	14.296	14.435	458.00	12/31/2014	14.117	14.211	85.00
12/31/2015	14.435	13.490	486.00	12/31/2015	14.211	13.242	90.00
12/31/2016	13.490	14.205	399.00	12/31/2016	13.242	13.902	71.00
12/31/2017	14.205	15.604	372.00	12/31/2017	13.902	15.225	67.00
12/31/2018	15.604	15.113	300.00	12/31/2018	15.225	14.702	53.00
12/31/2019	15.113	17.521	240.00	12/31/2019	14.702	16.993	45.00
12/31/2020	17.521	19.653	215.00	12/31/2020	16.993	19.004	38.00
AZL Fidelity Institutional Asset Management Total Bond Fund
12/31/2012	N/A	10.023	25.00	12/31/2012	N/A	10.014	4.00
12/31/2013	10.023	9.691	53.00	12/31/2013	10.014	9.653	7.00
12/31/2014	9.691	10.095	63.00	12/31/2014	9.653	10.025	6.00
12/31/2015	10.095	9.890	78.00	12/31/2015	10.025	9.792	14.00
12/31/2016	9.890	10.316	85.00	12/31/2016	9.792	10.183	16.00
12/31/2017	10.316	10.634	120.00	12/31/2017	10.183	10.466	16.00
12/31/2018	10.634	10.380	104.00	12/31/2018	10.466	10.185	17.00
12/31/2019	10.380	11.316	93.00	12/31/2019	10.185	11.070	17.00
12/31/2020	11.316	12.175	84.00	12/31/2020	11.070	11.875	11.00
AZL Gateway Fund
12/31/2011	N/A	10.310	36.00	12/31/2011	N/A	10.258	7.00
12/31/2012	10.310	10.615	59.00	12/31/2012	10.258	10.530	16.00
12/31/2013	10.615	11.379	69.00	12/31/2013	10.530	11.254	18.00
12/31/2014	11.379	11.596	84.00	12/31/2014	11.254	11.435	17.00
12/31/2015	11.596	11.690	90.00	12/31/2015	11.435	11.493	23.00
12/31/2016	11.690	12.116	81.00	12/31/2016	11.493	11.875	15.00
12/31/2017	12.116	13.111	71.00	12/31/2017	11.875	12.812	12.00
12/31/2018	13.111	12.357	60.00	12/31/2018	12.812	12.040	12.00
12/31/2019	12.357	13.538	48.00	12/31/2019	12.040	13.151	10.00
12/31/2020	13.538	14.360	43.00	12/31/2020	13.151	13.907	10.00
AZL Government Money Market Fund
12/31/2011	N/A	11.127	502.00	12/31/2011	N/A	10.736	205.00
12/31/2012	11.127	11.000	582.00	12/31/2012	10.736	10.581	230.00
12/31/2013	11.000	10.874	377.00	12/31/2013	10.581	10.429	183.00
12/31/2014	10.874	10.750	222.00	12/31/2014	10.429	10.280	93.00
12/31/2015	10.750	10.628	213.00	12/31/2015	10.280	10.132	106.00
12/31/2016	10.628	10.507	382.00	12/31/2016	10.132	9.987	108.00
12/31/2017	10.507	10.393	279.00	12/31/2017	9.987	9.849	77.00
12/31/2018	10.393	10.378	383.00	12/31/2018	9.849	9.805	57.00
12/31/2019	10.378	10.402	359.00	12/31/2019	9.805	9.798	44.00
12/31/2020	10.402	10.304	284.00	12/31/2020	9.798	9.676	43.00
AZL International Index Fund
12/31/2011	N/A	8.917	57.00	12/31/2011	N/A	8.858	5.00
12/31/2012	8.917	10.404	169.00	12/31/2012	8.858	10.305	29.00
12/31/2013	10.404	12.482	198.00	12/31/2013	10.305	12.325	52.00
12/31/2014	12.482	11.576	195.00	12/31/2014	12.325	11.397	53.00
12/31/2015	11.576	11.285	195.00	12/31/2015	11.397	11.077	56.00
12/31/2016	11.285	11.197	352.00	12/31/2016	11.077	10.958	119.00
12/31/2017	11.197	13.811	301.00	12/31/2017	10.958	13.475	99.00
12/31/2018	13.811	11.735	276.00	12/31/2018	13.475	11.415	81.00
12/31/2019	11.735	14.088	208.00	12/31/2019	11.415	13.664	49.00
12/31/2020	14.088	14.958	161.00	12/31/2020	13.664	14.463	39.00

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix B

M&E Charge 1.15%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MetWest Total Return Bond Fund
12/31/2015	N/A	9.921	6.00	12/31/2015	N/A	9.888	9.00
12/31/2016	9.921	10.034	23.00	12/31/2016	9.888	9.970	23.00
12/31/2017	10.034	10.230	35.00	12/31/2017	9.970	10.135	23.00
12/31/2018	10.230	10.091	36.00	12/31/2018	10.135	9.967	27.00
12/31/2019	10.091	10.823	21.00	12/31/2019	9.967	10.658	23.00
12/31/2020	10.823	11.616	28.00	12/31/2020	10.658	11.405	44.00
AZL Mid Cap Index Fund
12/31/2011	N/A	10.321	73.00	12/31/2011	N/A	10.270	9.00
12/31/2012	10.321	11.959	194.00	12/31/2012	10.270	11.864	38.00
12/31/2013	11.959	15.690	242.00	12/31/2013	11.864	15.518	50.00
12/31/2014	15.690	16.939	216.00	12/31/2014	15.518	16.703	54.00
12/31/2015	16.939	16.298	204.00	12/31/2015	16.703	16.023	53.00
12/31/2016	16.298	19.257	382.00	12/31/2016	16.023	18.875	122.00
12/31/2017	19.257	22.055	343.00	12/31/2017	18.875	21.553	98.00
12/31/2018	22.055	19.328	276.00	12/31/2018	21.553	18.831	86.00
12/31/2019	19.328	23.936	207.00	12/31/2019	18.831	23.251	66.00
12/31/2020	23.936	27.100	161.00	12/31/2020	23.251	26.245	51.00
AZL Moderate Index Strategy Fund
12/31/2011	N/A	12.635	143.00	12/31/2011	N/A	12.348	32.00
12/31/2012	12.635	13.978	206.00	12/31/2012	12.348	13.618	44.00
12/31/2013	13.978	17.226	273.00	12/31/2013	13.618	16.733	47.00
12/31/2014	17.226	18.477	262.00	12/31/2014	16.733	17.894	53.00
12/31/2015	18.477	17.814	345.00	12/31/2015	17.894	17.201	120.00
12/31/2016	17.814	19.180	329.00	12/31/2016	17.201	18.464	103.00
12/31/2017	19.180	21.483	320.00	12/31/2017	18.464	20.619	104.00
12/31/2018	21.483	20.137	343.00	12/31/2018	20.619	19.270	114.00
12/31/2019	20.137	23.754	306.00	12/31/2019	19.270	22.662	106.00
12/31/2020	23.754	26.497	282.00	12/31/2020	22.662	25.203	87.00
AZL MSCI Emerging Markets Equity Index Fund
12/31/2011	N/A	9.917	90.00	12/31/2011	N/A	9.750	24.00
12/31/2012	9.917	11.866	84.00	12/31/2012	9.750	11.631	25.00
12/31/2013	11.866	11.484	71.00	12/31/2013	11.631	11.223	25.00
12/31/2014	11.484	10.761	56.00	12/31/2014	11.223	10.484	18.00
12/31/2015	10.761	9.267	53.00	12/31/2015	10.484	9.002	16.00
12/31/2016	9.267	10.067	45.00	12/31/2016	9.002	9.750	16.00
12/31/2017	10.067	13.598	34.00	12/31/2017	9.750	13.129	9.00
12/31/2018	13.598	11.363	29.00	12/31/2018	13.129	10.939	9.00
12/31/2019	11.363	13.164	19.00	12/31/2019	10.939	12.634	7.00
12/31/2020	13.164	15.214	15.00	12/31/2020	12.634	14.558	6.00
AZL MSCI Global Equity Index Fund
12/31/2014	N/A	16.005	2.00	12/31/2014	N/A	15.734	0.00
12/31/2015	16.005	13.833	4.00	12/31/2015	15.734	13.559	0.00
12/31/2016	13.833	13.548	5.00	12/31/2016	13.559	13.240	0.00
12/31/2017	13.548	16.364	12.00	12/31/2017	13.240	15.944	0.00
12/31/2018	16.364	14.730	11.00	12/31/2018	15.944	14.308	0.00
12/31/2019	14.730	18.530	7.00	12/31/2019	14.308	17.946	0.00
12/31/2020	18.530	21.130	7.00	12/31/2020	17.946	20.403	2.00
AZL MVP Balanced Index Strategy Fund
12/31/2012	N/A	10.729	305.00	12/31/2012	N/A	10.697	46.00
12/31/2013	10.729	11.938	469.00	12/31/2013	10.697	11.867	100.00
12/31/2014	11.938	12.520	482.00	12/31/2014	11.867	12.409	100.00
12/31/2015	12.520	12.349	441.00	12/31/2015	12.409	12.203	98.00
12/31/2016	12.349	13.015	454.00	12/31/2016	12.203	12.822	118.00
12/31/2017	13.015	14.334	496.00	12/31/2017	12.822	14.079	116.00
12/31/2018	14.334	13.539	458.00	12/31/2018	14.079	13.259	111.00
12/31/2019	13.539	15.649	423.00	12/31/2019	13.259	15.279	103.00
12/31/2020	15.649	16.394	346.00	12/31/2020	15.279	15.958	78.00

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix B

M&E Charge 1.15%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP DFA Multi-Strategy Fund
12/31/2015	N/A	9.425	9.00	12/31/2015	N/A	9.406	2.00
12/31/2016	9.425	10.161	47.00	12/31/2016	9.406	10.110	3.00
12/31/2017	10.161	11.306	73.00	12/31/2017	10.110	11.215	3.00
12/31/2018	11.306	10.480	90.00	12/31/2018	11.215	10.365	23.00
12/31/2019	10.480	11.998	82.00	12/31/2019	10.365	11.830	22.00
12/31/2020	11.998	12.308	81.00	12/31/2020	11.830	12.100	21.00
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
12/31/2012	N/A	10.604	348.00	12/31/2012	N/A	10.583	72.00
12/31/2013	10.604	12.348	581.00	12/31/2013	10.583	12.286	111.00
12/31/2014	12.348	12.491	686.00	12/31/2014	12.286	12.391	113.00
12/31/2015	12.491	11.581	661.00	12/31/2015	12.391	11.454	102.00
12/31/2016	11.581	11.543	589.00	12/31/2016	11.454	11.382	90.00
12/31/2017	11.543	12.658	511.00	12/31/2017	11.382	12.445	88.00
12/31/2018	12.658	12.246	467.00	12/31/2018	12.445	12.002	70.00
12/31/2019	12.246	14.072	425.00	12/31/2019	12.002	13.751	66.00
12/31/2020	14.072	14.907	368.00	12/31/2020	13.751	14.524	53.00
AZL MVP Fusion Balanced Fund
12/31/2011	N/A	11.793	398.00	12/31/2011	N/A	11.559	145.00
12/31/2012	11.793	12.986	488.00	12/31/2012	11.559	12.690	182.00
12/31/2013	12.986	14.308	1031.00	12/31/2013	12.690	13.940	307.00
12/31/2014	14.308	14.793	928.00	12/31/2014	13.940	14.370	290.00
12/31/2015	14.793	14.368	984.00	12/31/2015	14.370	13.914	342.00
12/31/2016	14.368	15.045	967.00	12/31/2016	13.914	14.527	333.00
12/31/2017	15.045	16.692	871.00	12/31/2017	14.527	16.069	302.00
12/31/2018	16.692	15.609	794.00	12/31/2018	16.069	14.981	256.00
12/31/2019	15.609	17.863	684.00	12/31/2019	14.981	17.093	219.00
12/31/2020	17.863	18.326	634.00	12/31/2020	17.093	17.483	214.00
AZL MVP Fusion Conservative Fund
12/31/2011	N/A	11.087	177.00	12/31/2011	N/A	11.015	39.00
12/31/2012	11.087	12.195	214.00	12/31/2012	11.015	12.079	86.00
12/31/2013	12.195	13.016	249.00	12/31/2013	12.079	12.853	53.00
12/31/2014	13.016	13.485	237.00	12/31/2014	12.853	13.277	57.00
12/31/2015	13.485	13.228	295.00	12/31/2015	13.277	12.984	60.00
12/31/2016	13.228	13.772	284.00	12/31/2016	12.984	13.478	71.00
12/31/2017	13.772	14.882	244.00	12/31/2017	13.478	14.521	48.00
12/31/2018	14.882	14.160	221.00	12/31/2018	14.521	13.774	31.00
12/31/2019	14.160	15.893	182.00	12/31/2019	13.774	15.414	19.00
12/31/2020	15.893	16.463	166.00	12/31/2020	15.414	15.919	18.00
AZL MVP Fusion Moderate Fund
12/31/2011	N/A	11.261	1115.00	12/31/2011	N/A	11.038	348.00
12/31/2012	11.261	12.527	1347.00	12/31/2012	11.038	12.242	397.00
12/31/2013	12.527	14.262	3102.00	12/31/2013	12.242	13.896	931.00
12/31/2014	14.262	14.697	2903.00	12/31/2014	13.896	14.276	910.00
12/31/2015	14.697	14.221	3018.00	12/31/2015	14.276	13.773	859.00
12/31/2016	14.221	14.723	2832.00	12/31/2016	13.773	14.216	871.00
12/31/2017	14.723	16.590	2661.00	12/31/2017	14.216	15.971	843.00
12/31/2018	16.590	15.339	2515.00	12/31/2018	15.971	14.722	786.00
12/31/2019	15.339	17.789	2315.00	12/31/2019	14.722	17.022	678.00
12/31/2020	17.789	18.382	2111.00	12/31/2020	17.022	17.537	619.00

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix B

M&E Charge 1.15%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Growth Index Strategy Fund
12/31/2012	N/A	10.974	1437.00	12/31/2012	N/A	10.942	314.00
12/31/2013	10.974	13.110	2323.00	12/31/2013	10.942	13.033	525.00
12/31/2014	13.110	13.799	2400.00	12/31/2014	13.033	13.677	562.00
12/31/2015	13.799	13.532	2572.00	12/31/2015	13.677	13.372	553.00
12/31/2016	13.532	14.287	2788.00	12/31/2016	13.372	14.075	878.00
12/31/2017	14.287	16.378	2717.00	12/31/2017	14.075	16.087	877.00
12/31/2018	16.378	15.146	2626.00	12/31/2018	16.087	14.832	922.00
12/31/2019	15.146	18.045	2264.00	12/31/2019	14.832	17.619	831.00
12/31/2020	18.045	18.682	2029.00	12/31/2020	17.619	18.185	783.00
AZL MVP Moderate Index Strategy Fund
12/31/2012	N/A	10.767	466.00	12/31/2012	N/A	10.736	120.00
12/31/2013	10.767	13.186	764.00	12/31/2013	10.736	13.108	156.00
12/31/2014	13.186	14.133	805.00	12/31/2014	13.108	14.007	160.00
12/31/2015	14.133	13.522	763.00	12/31/2015	14.007	13.362	175.00
12/31/2016	13.522	14.094	837.00	12/31/2016	13.362	13.885	206.00
12/31/2017	14.094	15.775	800.00	12/31/2017	13.885	15.494	202.00
12/31/2018	15.775	14.773	789.00	12/31/2018	15.494	14.467	201.00
12/31/2019	14.773	17.327	726.00	12/31/2019	14.467	16.917	172.00
12/31/2020	17.327	18.231	642.00	12/31/2020	16.917	17.746	160.00
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
12/31/2014	N/A	10.995	250.00	12/31/2014	N/A	10.963	53.00
12/31/2015	10.995	11.321	586.00	12/31/2015	10.963	11.254	88.00
12/31/2016	11.321	12.044	1193.00	12/31/2016	11.254	11.937	151.00
12/31/2017	12.044	13.599	1161.00	12/31/2017	11.937	13.438	120.00
12/31/2018	13.599	13.218	1214.00	12/31/2018	13.438	13.022	136.00
12/31/2019	13.218	15.861	1206.00	12/31/2019	13.022	15.579	162.00
12/31/2020	15.861	16.937	1195.00	12/31/2020	15.579	16.586	158.00
AZL Russell 1000 Growth Index Fund
12/31/2014	N/A	17.985	0.00	12/31/2014	N/A	17.735	2.00
12/31/2015	17.985	18.644	10.00	12/31/2015	17.735	18.329	3.00
12/31/2016	18.644	19.615	214.00	12/31/2016	18.329	19.226	118.00
12/31/2017	19.615	24.994	177.00	12/31/2017	19.226	24.425	96.00
12/31/2018	24.994	24.177	138.00	12/31/2018	24.425	23.556	76.00
12/31/2019	24.177	32.333	99.00	12/31/2019	23.556	31.407	53.00
12/31/2020	32.333	44.294	66.00	12/31/2020	31.407	42.897	34.00
AZL Russell 1000 Value Index Fund
12/31/2014	N/A	17.125	1.00	12/31/2014	N/A	16.887	3.00
12/31/2015	17.125	16.181	1.00	12/31/2015	16.887	15.908	7.00
12/31/2016	16.181	18.579	155.00	12/31/2016	15.908	18.211	67.00
12/31/2017	18.579	20.759	127.00	12/31/2017	18.211	20.286	50.00
12/31/2018	20.759	18.731	100.00	12/31/2018	20.286	18.249	40.00
12/31/2019	18.731	23.305	73.00	12/31/2019	18.249	22.639	31.00
12/31/2020	23.305	23.501	62.00	12/31/2020	22.639	22.760	23.00
AZL S&P 500 Index Fund
12/31/2011	N/A	8.602	162.00	12/31/2011	N/A	8.482	35.00
12/31/2012	8.602	9.814	391.00	12/31/2012	8.482	9.648	78.00
12/31/2013	9.814	12.773	450.00	12/31/2013	9.648	12.519	103.00
12/31/2014	12.773	14.283	404.00	12/31/2014	12.519	13.958	95.00
12/31/2015	14.283	14.254	383.00	12/31/2015	13.958	13.887	116.00
12/31/2016	14.254	15.704	476.00	12/31/2016	13.887	15.255	157.00
12/31/2017	15.704	18.841	408.00	12/31/2017	15.255	18.247	165.00
12/31/2018	18.841	17.723	328.00	12/31/2018	18.247	17.113	134.00
12/31/2019	17.723	22.932	233.00	12/31/2019	17.113	22.076	117.00
12/31/2020	22.932	26.636	175.00	12/31/2020	22.076	25.565	109.00

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix B

M&E Charge 1.15%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Small Cap Stock Index Fund
12/31/2011	N/A	9.684	81.00	12/31/2011	N/A	9.549	13.00
12/31/2012	9.684	11.086	152.00	12/31/2012	9.549	10.899	30.00
12/31/2013	11.086	15.411	104.00	12/31/2013	10.899	15.105	27.00
12/31/2014	15.411	16.032	89.00	12/31/2014	15.105	15.667	26.00
12/31/2015	16.032	15.453	61.00	12/31/2015	15.667	15.056	21.00
12/31/2016	15.453	19.204	115.00	12/31/2016	15.056	18.655	55.00
12/31/2017	19.204	21.405	107.00	12/31/2017	18.655	20.730	46.00
12/31/2018	21.405	19.270	82.00	12/31/2018	20.730	18.606	34.00
12/31/2019	19.270	23.277	52.00	12/31/2019	18.606	22.408	23.00
12/31/2020	23.277	25.474	46.00	12/31/2020	22.408	24.450	19.00
AZL T. Rowe Price Capital Appreciation Fund
12/31/2011	N/A	11.068	48.00	12/31/2011	N/A	10.736	30.00
12/31/2012	11.068	12.290	152.00	12/31/2012	10.736	11.885	61.00
12/31/2013	12.290	15.787	190.00	12/31/2013	11.885	15.221	105.00
12/31/2014	15.787	17.444	177.00	12/31/2014	15.221	16.768	104.00
12/31/2015	17.444	18.118	198.00	12/31/2015	16.768	17.364	85.00
12/31/2016	18.118	19.315	168.00	12/31/2016	17.364	18.455	88.00
12/31/2017	19.315	21.966	139.00	12/31/2017	18.455	20.926	80.00
12/31/2018	21.966	21.796	114.00	12/31/2018	20.926	20.701	67.00
12/31/2019	21.796	26.800	71.00	12/31/2019	20.701	25.377	54.00
12/31/2020	26.800	31.123	54.00	12/31/2020	25.377	29.383	42.00
BlackRock Global Allocation V.I. Fund
12/31/2011	N/A	9.801	2373.00	12/31/2011	N/A	9.694	286.00
12/31/2012	9.801	10.654	3117.00	12/31/2012	9.694	10.506	460.00
12/31/2013	10.654	12.051	3204.00	12/31/2013	10.506	11.847	455.00
12/31/2014	12.051	12.143	3051.00	12/31/2014	11.847	11.902	430.00
12/31/2015	12.143	11.884	3300.00	12/31/2015	11.902	11.614	569.00
12/31/2016	11.884	12.195	3015.00	12/31/2016	11.614	11.882	467.00
12/31/2017	12.195	13.709	2732.00	12/31/2017	11.882	13.317	417.00
12/31/2018	13.709	12.524	2364.00	12/31/2018	13.317	12.129	324.00
12/31/2019	12.524	14.579	1965.00	12/31/2019	12.129	14.077	256.00
12/31/2020	14.579	17.396	1669.00	12/31/2020	14.077	16.747	221.00
Davis VA Financial Portfolio
12/31/2011	N/A	11.942	0.00	12/31/2011	N/A	11.523	1.00
12/31/2012	11.942	14.028	0.00	12/31/2012	11.523	13.494	1.00
12/31/2013	14.028	18.203	0.00	12/31/2013	13.494	17.458	1.00
12/31/2014	18.203	20.306	0.00	12/31/2014	17.458	19.417	1.00
12/31/2015	20.306	20.477	0.00	12/31/2015	19.417	19.521	1.00
12/31/2016	20.477	23.127	0.00	12/31/2016	19.521	21.982	0.00
12/31/2017	23.127	27.761	0.00	12/31/2017	21.982	26.307	0.00
12/31/2018	27.761	24.513	0.00	12/31/2018	26.307	23.160	0.00
12/31/2019	24.513	30.499	0.00	12/31/2019	23.160	28.729	0.00
12/31/2020	30.499	28.344	0.00	12/31/2020	28.729	26.619	0.00
Fidelity VIP FundsManager 50% Portfolio
12/31/2011	N/A	10.935	20.00	12/31/2011	N/A	10.749	5.00
12/31/2012	10.935	11.904	26.00	12/31/2012	10.749	11.666	9.00
12/31/2013	11.904	13.493	25.00	12/31/2013	11.666	13.184	45.00
12/31/2014	13.493	13.999	26.00	12/31/2014	13.184	13.637	40.00
12/31/2015	13.999	13.836	26.00	12/31/2015	13.637	13.439	38.00
12/31/2016	13.836	14.236	27.00	12/31/2016	13.439	13.785	36.00
12/31/2017	14.236	16.078	22.00	12/31/2017	13.785	15.523	26.00
12/31/2018	16.078	15.039	18.00	12/31/2018	15.523	14.476	18.00
12/31/2019	15.039	17.497	17.00	12/31/2019	14.476	16.791	16.00
12/31/2020	17.497	19.699	16.00	12/31/2020	16.791	18.847	10.00

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix B

M&E Charge 1.15%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Fidelity VIP FundsManager 60% Portfolio
12/31/2011	N/A	9.797	122.00	12/31/2011	N/A	9.670	36.00
12/31/2012	9.797	10.795	144.00	12/31/2012	9.670	10.622	49.00
12/31/2013	10.795	12.634	149.00	12/31/2013	10.622	12.395	47.00
12/31/2014	12.634	13.146	140.00	12/31/2014	12.395	12.859	44.00
12/31/2015	13.146	13.031	168.00	12/31/2015	12.859	12.708	29.00
12/31/2016	13.031	13.481	173.00	12/31/2016	12.708	13.107	27.00
12/31/2017	13.481	15.561	157.00	12/31/2017	13.107	15.084	23.00
12/31/2018	15.561	14.380	127.00	12/31/2018	15.084	13.898	6.00
12/31/2019	14.380	17.094	118.00	12/31/2019	13.898	16.472	4.00
12/31/2020	17.094	19.420	111.00	12/31/2020	16.472	18.656	4.00
Franklin Income VIP Fund
12/31/2011	N/A	52.168	95.00	12/31/2011	N/A	48.722	24.00
12/31/2012	52.168	58.092	337.00	12/31/2012	48.722	54.092	63.00
12/31/2013	58.092	65.434	429.00	12/31/2013	54.092	60.745	68.00
12/31/2014	65.434	67.672	409.00	12/31/2014	60.745	62.634	60.00
12/31/2015	67.672	62.179	419.00	12/31/2015	62.634	57.378	75.00
12/31/2016	62.179	70.087	399.00	12/31/2016	57.378	64.482	66.00
12/31/2017	70.087	75.990	382.00	12/31/2017	64.482	69.704	62.00
12/31/2018	75.990	71.884	324.00	12/31/2018	69.704	65.738	55.00
12/31/2019	71.884	82.473	277.00	12/31/2019	65.738	75.197	47.00
12/31/2020	82.473	82.093	245.00	12/31/2020	75.197	74.625	44.00
Franklin Mutual Shares VIP Fund
12/31/2011	N/A	20.686	44.00	12/31/2011	N/A	19.767	32.00
12/31/2012	20.686	23.361	84.00	12/31/2012	19.767	22.255	51.00
12/31/2013	23.361	29.620	124.00	12/31/2013	22.255	28.134	47.00
12/31/2014	29.620	31.367	115.00	12/31/2014	28.134	29.703	41.00
12/31/2015	31.367	29.477	104.00	12/31/2015	29.703	27.831	39.00
12/31/2016	29.477	33.820	80.00	12/31/2016	27.831	31.835	36.00
12/31/2017	33.820	36.225	73.00	12/31/2017	31.835	33.997	32.00
12/31/2018	36.225	32.562	58.00	12/31/2018	33.997	30.467	28.00
12/31/2019	32.562	39.455	40.00	12/31/2019	30.467	36.807	21.00
12/31/2020	39.455	37.036	32.00	12/31/2020	36.807	34.446	20.00
Franklin U.S. Government Securities VIP Fund
12/31/2011	N/A	31.524	28.00	12/31/2011	N/A	29.442	10.00
12/31/2012	31.524	31.750	76.00	12/31/2012	29.442	29.563	29.00
12/31/2013	31.750	30.684	92.00	12/31/2013	29.563	28.485	35.00
12/31/2014	30.684	31.360	85.00	12/31/2014	28.485	29.025	35.00
12/31/2015	31.360	31.148	113.00	12/31/2015	29.025	28.743	38.00
12/31/2016	31.148	30.996	132.00	12/31/2016	28.743	28.517	42.00
12/31/2017	30.996	31.053	133.00	12/31/2017	28.517	28.484	40.00
12/31/2018	31.053	30.800	116.00	12/31/2018	28.484	28.167	31.00
12/31/2019	30.800	32.040	85.00	12/31/2019	28.167	29.213	17.00
12/31/2020	32.040	32.886	77.00	12/31/2020	29.213	29.894	15.00
JPMorgan Insurance Trust Core Bond Portfolio
12/31/2014	N/A	13.787	0.00	12/31/2014	N/A	13.445	0.00
12/31/2015	13.787	13.747	0.00	12/31/2015	13.445	13.366	4.00
12/31/2016	13.747	13.840	5.00	12/31/2016	13.366	13.415	5.00
12/31/2017	13.840	14.134	8.00	12/31/2017	13.415	13.659	5.00
12/31/2018	14.134	13.940	6.00	12/31/2018	13.659	13.431	5.00
12/31/2019	13.940	14.864	16.00	12/31/2019	13.431	14.279	5.00
12/31/2020	14.864	15.823	4.00	12/31/2020	14.279	15.154	5.00

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix B

M&E Charge 1.15%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS VIT Total Return Bond Portfolio
12/31/2014	N/A	18.416	15.00	12/31/2014	N/A	17.622	6.00
12/31/2015	18.416	18.100	28.00	12/31/2015	17.622	17.268	13.00
12/31/2016	18.100	18.610	44.00	12/31/2016	17.268	17.701	24.00
12/31/2017	18.610	19.168	45.00	12/31/2017	17.701	18.177	28.00
12/31/2018	19.168	18.696	44.00	12/31/2018	18.177	17.676	30.00
12/31/2019	18.696	20.315	47.00	12/31/2019	17.676	19.150	26.00
12/31/2020	20.315	21.724	24.00	12/31/2020	19.150	20.416	20.00
PIMCO VIT All Asset Portfolio
12/31/2011	N/A	15.597	158.00	12/31/2011	N/A	15.242	24.00
12/31/2012	15.597	17.722	595.00	12/31/2012	15.242	17.266	156.00
12/31/2013	17.722	17.567	691.00	12/31/2013	17.266	17.064	181.00
12/31/2014	17.567	17.448	671.00	12/31/2014	17.064	16.898	161.00
12/31/2015	17.448	15.699	640.00	12/31/2015	16.898	15.158	140.00
12/31/2016	15.699	17.526	599.00	12/31/2016	15.158	16.872	125.00
12/31/2017	17.526	19.672	550.00	12/31/2017	16.872	18.881	116.00
12/31/2018	19.672	18.394	500.00	12/31/2018	18.881	17.602	103.00
12/31/2019	18.394	20.347	435.00	12/31/2019	17.602	19.412	83.00
12/31/2020	20.347	21.725	381.00	12/31/2020	19.412	20.665	76.00
PIMCO VIT Balanced Allocation Portfolio
12/31/2012	N/A	10.255	297.00	12/31/2012	N/A	10.234	51.00
12/31/2013	10.255	9.517	465.00	12/31/2013	10.234	9.469	104.00
12/31/2014	9.517	9.868	376.00	12/31/2014	9.469	9.789	104.00
12/31/2015	9.868	9.652	332.00	12/31/2015	9.789	9.546	105.00
12/31/2016	9.652	9.822	378.00	12/31/2016	9.546	9.685	99.00
12/31/2017	9.822	11.116	335.00	12/31/2017	9.685	10.928	94.00
12/31/2018	11.116	10.374	311.00	12/31/2018	10.928	10.168	82.00
12/31/2019	10.374	12.204	283.00	12/31/2019	10.168	11.926	79.00
12/31/2020	12.204	13.406	245.00	12/31/2020	11.926	13.061	70.00
PIMCO VIT CommodityRealReturn Strategy Portfolio
12/31/2011	N/A	11.283	47.00	12/31/2011	N/A	11.060	34.00
12/31/2012	11.283	11.755	48.00	12/31/2012	11.060	11.487	35.00
12/31/2013	11.755	9.912	56.00	12/31/2013	11.487	9.658	35.00
12/31/2014	9.912	7.994	39.00	12/31/2014	9.658	7.765	30.00
12/31/2015	7.994	5.871	53.00	12/31/2015	7.765	5.686	34.00
12/31/2016	5.871	6.683	47.00	12/31/2016	5.686	6.453	29.00
12/31/2017	6.683	6.749	45.00	12/31/2017	6.453	6.498	19.00
12/31/2018	6.749	5.729	37.00	12/31/2018	6.498	5.499	14.00
12/31/2019	5.729	6.311	30.00	12/31/2019	5.499	6.039	11.00
12/31/2020	6.311	6.323	30.00	12/31/2020	6.039	6.032	11.00
PIMCO VIT Dynamic Bond Portfolio
12/31/2011	N/A	9.818	272.00	12/31/2011	N/A	9.799	79.00
12/31/2012	9.818	10.458	567.00	12/31/2012	9.799	10.405	206.00
12/31/2013	10.458	10.223	862.00	12/31/2013	10.405	10.141	284.00
12/31/2014	10.223	10.413	899.00	12/31/2014	10.141	10.299	312.00
12/31/2015	10.413	10.121	1071.00	12/31/2015	10.299	9.980	358.00
12/31/2016	10.121	10.479	1107.00	12/31/2016	9.980	10.302	366.00
12/31/2017	10.479	10.879	1062.00	12/31/2017	10.302	10.663	346.00
12/31/2018	10.879	10.864	924.00	12/31/2018	10.663	10.617	273.00
12/31/2019	10.864	11.271	756.00	12/31/2019	10.617	10.981	248.00
12/31/2020	11.271	11.678	630.00	12/31/2020	10.981	11.344	200.00

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix B

M&E Charge 1.15%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Emerging Markets Bond Portfolio
12/31/2011	N/A	15.714	0.00	12/31/2011	N/A	15.402	0.00
12/31/2012	15.714	18.314	0.00	12/31/2012	15.402	17.897	0.00
12/31/2013	18.314	16.843	10.00	12/31/2013	17.897	16.410	1.00
12/31/2014	16.843	16.904	9.00	12/31/2014	16.410	16.421	1.00
12/31/2015	16.904	16.336	8.00	12/31/2015	16.421	15.821	1.00
12/31/2016	16.336	18.304	0.00	12/31/2016	15.821	17.674	1.00
12/31/2017	18.304	19.885	0.00	12/31/2017	17.674	19.143	1.00
12/31/2018	19.885	18.726	0.00	12/31/2018	19.143	17.973	1.00
12/31/2019	18.726	21.251	0.00	12/31/2019	17.973	20.336	1.00
12/31/2020	21.251	22.416	0.00	12/31/2020	20.336	21.386	1.00
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
12/31/2011	N/A	13.971	0.00	12/31/2011	N/A	13.694	9.00
12/31/2012	13.971	14.770	0.00	12/31/2012	13.694	14.434	1.00
12/31/2013	14.770	13.364	0.00	12/31/2013	14.434	13.020	1.00
12/31/2014	13.364	13.510	0.00	12/31/2014	13.020	13.123	1.00
12/31/2015	13.510	12.817	0.00	12/31/2015	13.123	12.413	1.00
12/31/2016	12.817	13.183	0.00	12/31/2016	12.413	12.729	1.00
12/31/2017	13.183	14.157	0.00	12/31/2017	12.729	13.629	1.00
12/31/2018	14.157	13.407	0.00	12/31/2018	13.629	12.868	1.00
12/31/2019	13.407	14.066	0.00	12/31/2019	12.868	13.460	1.00
12/31/2020	14.066	15.313	0.00	12/31/2020	13.460	14.609	1.00
PIMCO VIT Global Core Bond (Hedged) Portfolio
12/31/2011	N/A	9.830	93.00	12/31/2011	N/A	9.811	28.00
12/31/2012	9.830	10.319	307.00	12/31/2012	9.811	10.267	130.00
12/31/2013	10.319	9.880	478.00	12/31/2013	10.267	9.801	151.00
12/31/2014	9.880	9.621	521.00	12/31/2014	9.801	9.516	149.00
12/31/2015	9.621	9.033	621.00	12/31/2015	9.516	8.907	169.00
12/31/2016	9.033	9.536	621.00	12/31/2016	8.907	9.374	171.00
12/31/2017	9.536	9.831	636.00	12/31/2017	9.374	9.636	167.00
12/31/2018	9.831	9.820	563.00	12/31/2018	9.636	9.596	154.00
12/31/2019	9.820	10.474	446.00	12/31/2019	9.596	10.205	114.00
12/31/2020	10.474	11.193	399.00	12/31/2020	10.205	10.873	116.00
PIMCO VIT High Yield Portfolio
12/31/2011	N/A	17.058	211.00	12/31/2011	N/A	16.459	57.00
12/31/2012	17.058	19.278	681.00	12/31/2012	16.459	18.545	187.00
12/31/2013	19.278	20.152	972.00	12/31/2013	18.545	19.328	244.00
12/31/2014	20.152	20.590	1055.00	12/31/2014	19.328	19.688	269.00
12/31/2015	20.590	20.019	1220.00	12/31/2015	19.688	19.085	295.00
12/31/2016	20.019	22.261	1236.00	12/31/2016	19.085	21.158	332.00
12/31/2017	22.261	23.465	1211.00	12/31/2017	21.158	22.237	309.00
12/31/2018	23.465	22.580	1075.00	12/31/2018	22.237	21.333	269.00
12/31/2019	22.580	25.614	794.00	12/31/2019	21.333	24.128	206.00
12/31/2020	25.614	26.778	654.00	12/31/2020	24.128	25.148	154.00
PIMCO VIT Long-Term U.S. Government Portfolio
12/31/2017	N/A	29.642	0.00	12/31/2017	N/A	28.026	0.00
12/31/2018	29.642	28.606	0.00	12/31/2018	28.026	26.966	0.00
12/31/2019	28.606	32.052	4.00	12/31/2019	26.966	30.123	0.00
12/31/2020	32.052	37.202	3.00	12/31/2020	30.123	34.858	0.00

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix B

M&E Charge 1.15%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Real Return Portfolio
12/31/2011	N/A	15.822	187.00	12/31/2011	N/A	15.415	64.00
12/31/2012	15.822	17.010	377.00	12/31/2012	15.415	16.523	162.00
12/31/2013	17.010	15.266	531.00	12/31/2013	16.523	14.784	217.00
12/31/2014	15.266	15.559	562.00	12/31/2014	14.784	15.023	196.00
12/31/2015	15.559	14.965	620.00	12/31/2015	15.023	14.406	217.00
12/31/2016	14.965	15.563	767.00	12/31/2016	14.406	14.937	225.00
12/31/2017	15.563	15.948	763.00	12/31/2017	14.937	15.261	214.00
12/31/2018	15.948	15.417	672.00	12/31/2018	15.261	14.709	193.00
12/31/2019	15.417	16.528	444.00	12/31/2019	14.709	15.721	154.00
12/31/2020	16.528	18.253	361.00	12/31/2020	15.721	17.310	129.00
PIMCO VIT StocksPLUS Global Portfolio
12/31/2011	N/A	9.754	7.00	12/31/2011	N/A	9.705	12.00
12/31/2012	9.754	10.584	15.00	12/31/2012	9.705	10.499	32.00
12/31/2013	10.584	12.471	30.00	12/31/2013	10.499	12.334	24.00
12/31/2014	12.471	12.440	28.00	12/31/2014	12.334	12.266	23.00
12/31/2015	12.440	11.189	27.00	12/31/2015	12.266	11.000	21.00
12/31/2016	11.189	11.918	21.00	12/31/2016	11.000	11.681	16.00
12/31/2017	11.918	14.490	20.00	12/31/2017	11.681	14.160	14.00
12/31/2018	14.490	12.785	18.00	12/31/2018	14.160	12.457	12.00
12/31/2019	12.785	16.118	16.00	12/31/2019	12.457	15.657	8.00
12/31/2020	16.118	18.010	14.00	12/31/2020	15.657	17.442	5.00
PIMCO VIT Total Return Portfolio
12/31/2011	N/A	19.037	257.00	12/31/2011	N/A	18.368	100.00
12/31/2012	19.037	20.625	822.00	12/31/2012	18.368	19.840	257.00
12/31/2013	20.625	19.989	1125.00	12/31/2013	19.840	19.171	356.00
12/31/2014	19.989	20.607	1150.00	12/31/2014	19.171	19.704	363.00
12/31/2015	20.607	20.463	1277.00	12/31/2015	19.704	19.508	359.00
12/31/2016	20.463	20.772	1383.00	12/31/2016	19.508	19.743	396.00
12/31/2017	20.772	21.545	1330.00	12/31/2017	19.743	20.417	399.00
12/31/2018	21.545	21.185	1150.00	12/31/2018	20.417	20.015	361.00
12/31/2019	21.185	22.695	895.00	12/31/2019	20.015	21.378	298.00
12/31/2020	22.695	24.378	716.00	12/31/2020	21.378	22.894	263.00
Templeton Global Bond VIP Fund
12/31/2011	N/A	46.283	135.00	12/31/2011	N/A	43.293	34.00
12/31/2012	46.283	52.644	333.00	12/31/2012	43.293	49.094	83.00
12/31/2013	52.644	52.890	463.00	12/31/2013	49.094	49.176	118.00
12/31/2014	52.890	53.244	498.00	12/31/2014	49.176	49.356	125.00
12/31/2015	53.244	50.369	573.00	12/31/2015	49.356	46.552	146.00
12/31/2016	50.369	51.256	599.00	12/31/2016	46.552	47.230	155.00
12/31/2017	51.256	51.648	577.00	12/31/2017	47.230	47.448	154.00
12/31/2018	51.648	52.043	501.00	12/31/2018	47.448	47.668	135.00
12/31/2019	52.043	52.484	400.00	12/31/2019	47.668	47.927	105.00
12/31/2020	52.484	49.142	355.00	12/31/2020	47.927	44.741	96.00
Templeton Growth VIP Fund
12/31/2011	N/A	22.060	33.00	12/31/2011	N/A	20.912	8.00
12/31/2012	22.060	26.400	96.00	12/31/2012	20.912	24.951	25.00
12/31/2013	26.400	34.141	127.00	12/31/2013	24.951	32.171	33.00
12/31/2014	34.141	32.801	125.00	12/31/2014	32.171	30.815	35.00
12/31/2015	32.801	30.323	123.00	12/31/2015	30.815	28.402	34.00
12/31/2016	30.323	32.860	97.00	12/31/2016	28.402	30.686	27.00
12/31/2017	32.860	38.495	82.00	12/31/2017	30.686	35.840	22.00
12/31/2018	38.495	32.402	67.00	12/31/2018	35.840	30.077	18.00
12/31/2019	32.402	36.885	49.00	12/31/2019	30.077	34.136	16.00
12/31/2020	36.885	38.577	38.00	12/31/2020	34.136	35.594	13.00

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix B

Appendix C – Effects of Partial Withdrawals and Lifetime Payments on the Values Available Under the Contract
These calculations show the effects of partial withdrawals and lifetime payments on the Contract’s values. All fractional numbers in these examples have been rounded up to the next whole number.
Partial withdrawals (including Partial Annuitizations, withdrawals for financial adviser fees, and any withdrawal charges, but not amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge) reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn.
The following example shows the effect on the available guaranteed values assuming a Contract with a $90,000 initial Purchase Payment and a $5,000 free partial withdrawal to pay financial adviser fees (before beginning any Lifetime Plus Payments or Income Focus Payments) when the Contract Value and Rider Anniversary Value are $100,000, Benefit Base is $104,040, and (Quarterly Anniversary Value) is $102,000.
Partial Withdrawal	Contract Value	Total Income Value (Income Focus) and Traditional Death Benefit Value	Benefit Base (Income Protector)	Rider Anniversary Value (Investment Protector)	Quarterly Anniversary Value (Quarterly Value Death Benefit)
Prior to withdrawal	$ 100,000	$ 90,000	$104,040	$100,000	$102,000
$5,000 withdrawal		– [(5,000/ 100,000) x 114,000)	– [(5,000/ 100,000) x 114,000)	– [(5,000/ 100,000) x 114,000)	– [(5,000/ 100,000)
		x 90,000)]	x 104,040)]	x 100,000)]	x 102,000)]
	– 5,000	= – 4,500	= – 5,202	= – 5,000	= – 5,100
After withdrawal	$ 95,000	$ 85,500	$ 98,838	$ 95,000	$ 96,900
Lifetime Plus Payments under Income Protector and Income Focus Payments under Income Focus reduce the Contract Value on a dollar for dollar basis and reduce other benefits guaranteed values by the percentage of Contract Value withdrawn. However, Lifetime Plus Payments do not reduce the Benefit Base and Income Focus Payments do not reduce Income Values.
The following example shows the effect of taking the annual maximum payment on your Contract under Income Protector or Income Focus if you are the sole Covered Person. For Income Protector, assume you begin payments at age 62 when the Contract Value is $97,000, the Benefit Base is $120,000, and the annual maximum Lifetime Plus Payment is $4,800 (4% of the $120,000 Benefit Base). For Income Focus, assume you begin payments when your Income Value Percentage is 6.25% and the annual maximum Income Focus Payment is $5,344 (6.25% of the $85,500 Income Value).
Lifetime Plus Payment	Contract Value	Traditional Death Benefit Value	Benefit Base	Income Focus Payment	Contract Value	Traditional Death Benefit Value	Income Value
Before payment	$ 97,000	$ 85,500	$ 120,000	Before payment	$ 97,000	$ 85,500	$ 85,500
$4,800 payment		– [(4,800/ 97,000)		$ 5,344 payment		– [(5,344/ 97,000)
		x 85,500)]				x 85,500)]
	– 4,800	= – 4,231	no change		– 5,344	= – 4,710	no change
After payment	$ 92,200	$ 81,269	$ 120,000	After payment	$ 91,656	$ 80,790	$ 85,500
An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum lifetime payment. Partial Excess Withdrawals (including withdrawal charges, but not amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge) immediately reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn. Partial Excess Withdrawals also reduce the annual maximum Lifetime Plus Payment or annual maximum Income Focus Payment on the next Benefit Anniversary.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix C

Continuing from the annual maximum payment example, assume you take a $5,000 partial Excess Withdrawal later in the first Benefit Year when the Contract Value is $92,000.
Excess Withdrawal	Contract Value	Traditional Death Benefit Value	Benefit Base	Next anniverary’s annual maximum Lifetime Plus Payment	Income Value	Next anniverary’s annual maximum Income Focus Payment
Prior to withdrawal	$ 92,000	$ 81,269	$ 120,000	$ 4,800	$ 85,500	$ 5,344
$5,000 withdrawal		– [(5,000/ 92,000)	– [(5,000/ 92,000)	– [(5,000/ 92,000)	– [(5,000/ 92,000)	– [(5,000/ 92,000)
		x 81,269)]	x 120,000)]	x 4,800)]	x 85,500	x 5,344)]
	– 5,000	= – 4,417	= – 6,522	= – 261	= – 4,647	= – 290
After withdrawal	$ 87,000	$ 76,852	$ 113,478	$ 4,539	$ 80,853	$ 5,054

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix C

Appendix D – Original Quarterly Value Death Benefit
The original Quarterly Value Death Benefit was available from May 2, 2011 through April 27, 2012. For the original Quarterly Value Death Benefit, the end date occurs on the earliest of:
•	the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual); or
•	the end of the Business Day during which we first receive in Good Order at our Service Center the death benefit payment option and due proof of death.
For the original Quarterly Value Death Benefit, we continue to assess its additional 0.30% M&E charge after the rider termination date if you remove the Additional Required Benefit from your Contract. These are the only differences between the original Quarterly Value Death Benefit and benefit discussed in section 11.b.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix D

Appendix E – Short Withdrawal Charge Option
The Short Withdrawal Charge Option was available from May 2, 2011 through July 23, 2012. If you have the Short Withdrawal Charge Option, we no longer accept additional Purchase Payments.
The Short Withdrawal Charge Option shortens the Base Contract’s withdrawal charge period from seven to four years. You cannot remove the Short Withdrawal Charge Option from your Contract and the benefit ends when the Accumulation Phase ends. The Short Withdrawal Charge Option carries an additional M&E charge of 0.45% during the Accumulation Phase assessed against the Investment Options’ net asset value until the fourth Contract Anniversary. We do not asses the additional M&E charge for this benefit on or after the fourth Contract Anniversary.
The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
0	8.5%
1	7.5%
2	5.5%
3	3%
4 years or more	0%

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix E

Appendix F – No Withdrawal Charge Option
The No Withdrawal Charge Option was available from May 2, 2011 through July 23, 2012.
The No Withdrawal Charge Option eliminates the Base Contract’s withdrawal charge. You cannot remove the No Withdrawal Charge Option from your Contract and the benefit ends when the Accumulation Phase ends. The No Withdrawal Charge Option carries an additional M&E charge of 0.60% during the Accumulation Phase assessed against the Investment Options’ net asset value.
The No Withdrawal Charge Option originally required selection of an Additional Required Benefit. Effective October 17, 2016, this requirement no longer applies and you can either retain or remove the previously selected Additional Required Benefit from your Contract. The Additional Required Benefit provides either guaranteed lifetime income or an accumulation guarantee for an additional charge and restricts Investment Option selection. Removing an Additional Required Benefit will reduce your overall expenses and give you access to more Investment Options which may help increase your investment returns, but you will be giving up the benefit’s guaranteed lifetime income or accumulation features. Removing an Additional Required Benefit is an irrevocable decision. Please consult with a Financial Professional before deciding to remove an Additional Required Benefit from your Contract.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix F

Appendix G – Income Focus
Income Focus (05.12) was available from April 30, 2012 through July 20, 2012. Income Focus (07.12) was available from July 23, 2012 through April 24, 2015. Income Focus has a rider charge that we deduct from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Total Income Value. For information on how we calculate and deduct the rider charge, and when we deduct the final rider charge, see section 7, Expenses – Rider Charge.
	Rider Charge (as a percentage of the Total Income Value)
	Maximum	Minimum	Current
Income Focus (05.12) and (07.12)
Single Income Focus Payments	2.75%	0.50%	1.30%
Joint Income Focus Payments	2.95%	0.50%	1.30%
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.50%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. For information on how we deduct the rider charge from your Contract, please see section 7, Expenses – Rider Charge.
We designed Income Focus Payments to last for the lifetime of the Covered Person(s). If you do not begin Income Focus Payments before all Covered Persons die or are removed from the Contract, Income Focus ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. Income Focus Payments are available once the younger Covered Person reaches age 60 and before the older Covered Person reaches age 91. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Income Focus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
Removing Income Focus
You can remove Income Focus from your Contract while the Contract Value is positive by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than before the end of the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
You must transfer your Contract Value out of Income Focus’ Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.
On the rider termination date Income Focus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Income Focus Payment Overview
Your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. Each Income Value is equal to one or more of your Purchase Payments received in a Rider Year, adjusted for any partial withdrawals as discussed under “Income Values.” Each Income Value has an associated

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix G

Income Value Percentage. Each Income Value Percentage is initially based on the Covered Person’s age at the time you selected Income Focus as set out in the following tables.
Income Focus (07.12) Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.25%	45 – 64	2.75%
65 – 79	3.75%	65 – 79	3.25%
80+	4.75%	80+	4.25%

Income Focus (05.12) Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.75%	45 – 64	3.25%
65 – 79	4.25%	65 – 79	3.75%
80+	5.25%	80+	4.75%
Income Value Percentages can increase by 1% annually based on positive Contract Value performance from one Rider Anniversary or Benefit Anniversary to the next (determined after the deduction of all Contract fees and expenses) as discussed under “Income Value Percentages and Performance Increases.” A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Income Focus Payments begin. You can receive the 1% Performance Increases both before and after you begin receiving Income Focus Payments. Before payments begin, the first Income Value is eligible for a Performance Increase on the first Rider Anniversary and any subsequent Income Values are eligible for Performance Increases on the second Rider Anniversary after they are established.
The annual maximum Income Focus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Income Focus Payment. If you take less than 100% of your annual maximum Income Focus Payment in a Benefit Year, you are not eligible to receive a Performance Increase in the next Benefit Year. For more information, see “Income Value Percentages and Performance Increases.”
Example
Assume you purchased a Contract with Income Focus at age 60 with a $100,000 initial Purchase Payment, and you are the sole Covered Person. Your first Income Value is this initial Purchase Payment and its associated Income Value Percentage based on the table is 3.75%. At this time your annual maximum Income Focus Payment would be $3,750 (3.75% x $100,000).
On the first Rider Anniversary (which is also the first Contract Anniversary) if your Contract Value after deduction of all fees and expenses is greater than your initial Purchase Payment, we apply a 1% Performance Increase to your first Income Value Percentage, so it is now 4.75%. At this time your annual maximum Income Focus Payment would be $4,750 (4.75% x $100,000).
If you make a series of additional Purchase Payments in the second Rider Year totaling $5,000, we establish a second Income Value equal to these payments, and a second Income Value Percentage which is initially equal to 3.75%. This second Income Value is not eligible for a Performance Increase until the third Rider Anniversary. At this time your annual maximum Income Focus Payment would be $4,937.50 [(4.75% x $100,000) + (3.75% x $5,000)].
Total Income Value
The Total Income Value determines your rider charge and is equal to the sum of all Income Values.
Income Values
Income Values help determine both your rider charge and your annual maximum Income Focus Payment. The greater the total Income Values, the greater the annual maximum Income Focus Payment.

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For each period, we establish a new Income Value on the Business Day we first receive a Purchase Payment. We establish Income Values during the first Rider Year as follows.
•	If the Rider Effective Date is the Issue Date, the first Income Value is equal to all Purchase Payments received before the first Quarterly Anniversary. If you make any additional Purchase Payments on or after the first Quarterly Anniversary and before the first Rider Anniversary we add them together and establish a new Income Value.
•	If the Rider Effective Date occurs after the Issue Date, the first Income Value is initially equal to the Contract Value at the end of the prior Business Day. If you make any additional Purchase Payments during the first Rider Year we add them together and establish a new Income Value.
If you make additional Purchase Payments in subsequent Rider Years, we establish a new Income Value each Rider Year. We establish each Income Value on the Business Day we receive the first Purchase Payment in a Rider Year; we add any additional Purchase Payments we receive during the same Rider Year to the existing Income Value.
Each Business Day before the Benefit Date, if you take a withdrawal, we reduce each Income Value by the percentage of Contract Value withdrawn. Each Business Day on or after the Benefit Date, if you take an Excess Withdrawal we reduce each Income Value by the percentage of Contract Value withdrawn. Withdrawals include  Partial Annuitizations and any withdrawal charges, but do not include Income Focus Payments or amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
Income Value Percentages and Performance Increases
Income Value Percentages help determine your annual maximum Income Focus Payment. The higher the Income Value Percentage, the greater the annual maximum Income Focus Payment.
Each Income Value has an associated Income Value Percentage. We determine your initial Income Value Percentage for each Income Value by using the Initial Income Value Percentage Table as discussed in “Income Focus Payment Overview.”
On each Rider Anniversary before the Benefit Date, and on each Benefit Anniversary after the Benefit Date if you took the entire annual maximum Income Focus Payment during the prior year, you receive a Performance Increase of 1% to each Income Value Percentage associated with an eligible Income Value if the Contract Value increases as discussed next in this section. Before the Benefit Date, each Income Value is eligible for a Performance Increase on the second Rider Anniversary that occurs after we establish it. On the first Rider Anniversary, only the first Income Value is eligible for a Performance Increase. Performance Increases are not available once the older Covered Person reaches age 91.
Performance Increases On or Before the Benefit Date
On each Rider Anniversary you receive a 1% Performance Increase if your Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than your Contract Value at the end of the last Business Day before the prior Rider Anniversary (or Rider Effective Date if this is the first Rider Anniversary). Before we make this comparison, if we received any Purchase Payments during the last Rider Year we subtract these payments from the Contract Value we determined at the end of the prior Business Day.
However, if you selected Income Focus at issue and this is the first Rider Anniversary, you receive a Performance Increase if your Contract Value at the end of the prior Business Day less any Purchase Payments received on or after the first Quarterly Anniversary is greater than the total Purchase Payments received before the first Quarterly Anniversary.
Performance Increases After the Benefit Date
On each Benefit Anniversary you receive a 1% Performance Increase if your Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than your Contract Value at the end of the last Business Day before the prior Benefit Anniversary (or Benefit Date if this is the first Benefit Anniversary).

• Performance Increases are not available once the older Covered Person reaches age 91.
• After the Benefit Date Performance Increases are only available while your Contract Value is positive and if you took your annual maximum Income Focus Payment during the last Benefit Year.
• If we increased the Contract Value to equal the death benefit due to a spousal continuation of the Contract during the last Rider Year or Benefit Year, we also subtract the amount of this increase from the Contract Value on the next Rider Anniversary or Benefit Anniversary when determining Performance Increases.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix G

Requesting Income Focus Payments
You request Income Focus Payments by completing a payment election form. Income Focus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Income Focus Payments to begin. You cannot submit this form until the younger Covered Person reaches age 60, or once the older Covered Person reaches age 91.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Income Focus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Income Focus Payments begin, you will have paid for the benefit without receiving any of its advantages. In addition, before Income Focus Payments begin you are paying for a benefit that you are not currently using.
Once Income Focus Payments begin:
•	You cannot take new Partial Annuitizations.
•	You cannot make additional Purchase Payments, therefore the Traditional Death Benefit Value (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal program ends.
•	The free withdrawal privilege is not available.
•	You can only remove Income Focus while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.
•	You can only change the Owner if you selected joint Income Focus Payments and:
–	an Owner dies and the spouse continues the Contract, or
–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.
•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•	If you have the Quarterly Value Death Benefit, its additional M&E charge continues as indicated in section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
•	If you take a Full Annuitization, Income Focus Payments stop and Income Focus ends.
•	The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Income Focus Payment, Excess Withdrawal, and any Contract charges we deduct.
•	Income Focus Payments do not reduce your Income Values, but Excess Withdrawals reduce the annual maximum Income Focus Payment and each Income Value by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Income Focus Payments stop and Income Focus ends.
•	Each Income Focus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
•	Any part of your annual maximum Income Focus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.
•	You may receive a Performance Increase to Income Value Percentages on every Benefit Anniversary before the older Covered Person reaches age 91. Performance Increases increase your annual maximum Income Focus Payment.
Calculating Your Income Focus Payments
The annual maximum Income Focus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date and each subsequent Benefit Anniversary, your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. On the Benefit Date, if your initial annual maximum Income Focus Payment is less than $100, the benefit ends and you will have paid for the benefit without

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
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receiving any of its advantages. For example, assuming a single Income Value and an Income Value Percentage of 6.25%, if you take withdrawals that reduce the Income Value to less than $1,600, this would result in an initial Income Focus Payment of less than $100.
You can receive Income Focus Payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The annual maximum Income Focus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Income Focus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Income Focus Payment you receive is equal to the annual actual Income Focus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Income Focus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
Once Income Focus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Income Focus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
We deduct each Income Focus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this section.
Excess Withdrawals
Your annual maximum Income Focus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Income Focus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Income Focus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
For example, assume your annual maximum Income Focus Payment is $2,000 and you take an annual actual Income Focus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Income Focus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Income Focus Payment and the next $200 to be an Excess Withdrawal.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce each Income Value on the Business Day we process the withdrawal, but they do not reduce your annual maximum Income Focus Payment until the next Benefit Anniversary after the withdrawal. If partial Excess

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
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Withdrawals reduce your annual maximum Income Focus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.
• For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Income Focus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.
• For required annuitization, if on the Income Date you are receiving Income Focus Payments, we guarantee to pay you the greater of your maximum Income Focus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose to take variable Annuity Payments, this guarantee does not apply. For more information, see section 9, The Annuity Phase.
Taxation of Income Focus Payments
We treat Income Focus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under Income Focus, we restrict your Investment Option selection and require you to allocate your Contract Value to the Investment Options listed below. By selecting this benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Focus’s guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Performance Increases.
Income Focus (05.12) and (07.12) available Investment Options
AZL MVP Balanced Index Strategy Fund
AZL MVP Global Balanced Index Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund	AZL MVP Fusion Moderate Fund AZL MVP Growth Index Strategy Fund AZL MVP Moderate Index Strategy Fund AZL MVP T. Rowe Price Capital Appreciation Plus Fund PIMCO VIT Balanced Allocation Portfolio
We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.
While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions if they comply with the restrictions stated here. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
When Income Focus Ends
Income Focus ends on the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	The Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under “Covered Persons” in section 2.
•	The older Covered Person’s 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Income Date if you take a Full Annuitization.

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Appendix G

•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by an Income Focus Payment.
•	The Benefit Date or a Benefit Anniversary if the annual maximum Income Focus Payment is less than $100.
•	Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Focus also continues.
•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.

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Appendix G

Appendix H – Investment Protector
Investment Protector was available from May 2, 2011 through October 16, 2016. Investment Protector has a rider charge that we deduct from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Target Value. For information on how we calculate and deduct the rider charge, and when we deduct the final rider charge, see section 7, Expenses – Rider Charge.
Investment Protector (Version Identifier)	Available Dates	Rider Charge (as a percentage of the Target Value)
		Maximum	Minimum	Current
(07.13 through 10.16)	7/22/2013 – 10/16/2016	2.50%	0.35%	1.35%
(01.12, 07.12)	1/23/2012 – 7/19/2013	2.50%	0.35%	1.25%
(01.11)	5/2/2011 – 1/20/2012	2.50%	0.35%	1.20%
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.35%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. For information on how we deduct the rider charge from your Contract, please see section 7, Expenses – Rider Charge.
Investment Protector provides, during the Accumulation Phase, a level of protection for your principal and a percentage (Guarantee Percentage) of any annual investment gains through the Target Value. The Target Value is a future guarantee to your Contract Value. The Target Value is first available on the initial Target Value Date which you select. The initial Target Value Date cannot occur before the Earliest Anniversary, and it must occur before age 91. Subsequent Target Value Dates will occur on every Future Anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.
We established your Contract’s Guarantee Percentage, Earliest Anniversary and Future Anniversary on the Rider Effective Date and we cannot change them. The Guarantee Percentage, Earliest Anniversary and Future Anniversary that are used to calculate your Target Value and determine your Target Value Dates are as follows.
Investment Protector (Version Identifier)	Available Dates	Earliest Anniversary used to determine the initial Target Value Date	Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
(07.13 through 10.16)	7/22/2013 – 10/16/2016	Tenth Rider Anniversary	Fifth Rider Anniversary	80%
(01.11 through 07.12)	5/2/2011 – 7/19/2013	Tenth Rider Anniversary	Fifth Rider Anniversary	100%
Removing Investment Protector
You can remove Investment Protector from your Contract while the Contract Value is positive by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than before the end of the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.

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Appendix H

On the rider termination date we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Target Value Dates
Investment Protector guarantees that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this section). You selected the initial Target Value Date when you selected this benefit. The earliest available initial Target Value Date is the Earliest Anniversary, and the latest date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). Subsequent Target Value Dates occur on every Future Anniversary after the initial Target Value Date while this benefit is in effect.
For example, assume you purchased a Contract as the sole Owner on September 1, 2009 and you were age 70. You selected Investment Protector on the first Quarterly Anniversary, December 1, 2009 when you were still age 70, the Earliest Anniversary is the tenth Rider Anniversary and the Future Anniversary is the fifth Rider Anniversary. The earliest available initial Target Value Date is December 1, 2019 and the latest date is December 1, 2029. If you selected the earliest available initial date (December 1, 2019), subsequent Target Value Dates would occur on December 1st in 2024, 2029, 2034, etc.
At the end of the last Business Day before each Target Value Date if your Contract Value is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. The last Business Day before each Target Value Date are the only days that we guarantee your Contract Value equals or exceeds the Target Value. After the Target Value Date, the Contract Value will fluctuate until the next Target Value Date. We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On the last Business Day before each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to any applicable withdrawal charge and additional federal tax.
We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on the last Business Day before each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.
Initial Target Value Date Resets
You can reset the initial Target Value Date before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual). Resets are only available if the Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is the Earliest Anniversary after we process your request, and the latest available date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request.
Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change your future Purchase Payment allocation instructions. You can change your future Purchase Payment allocation instructions at any time without penalty or fee. The changes to these allocation instructions must comply with the current maximum allowable allocations.
Target Value
The Target Value determines both your rider charge and if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while the benefit is in effect.

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Appendix H

On each Business Day, the Target Value is equal to the greater of the result of the Rider Anniversary Value multiplied by the Guarantee Percentage or one of the following.
•	If you selected the benefit at issue, total Purchase Payments reduced by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.
•	If you selected the benefit after issue, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the Rider Effective Date plus all Purchase Payments received on or after the Rider Effective Date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the Rider Effective Date.
•	If you reset the initial Target Value Date, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the reset date plus all Purchase Payments received on or after the reset date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the reset date.
Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
If the Rider Effective Date was the Issue Date, the Rider Anniversary Value was initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date was after the Issue Date, the Rider Anniversary Value was initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust the Rider Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Rider Anniversary we compare the Rider Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Rider Anniversary Value to equal this Contract Value if it is greater.
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under Investment Protector, we restrict your Investment Option selection as discussed in this section. By selecting this benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Investment Protector’s guarantees. The maximum amount of Contract Value allowed in the Equity Investment Option group decreases as the number of years until your initial Target Value Date declines, and if negative Investment Option performance reduces the Contract Value in comparison to the Target Value. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.
We established your Contract’s Investment Option allocation and transfer restrictions on the Rider Effective Date and we cannot change them. We may add, remove or substitute Investment Options from the groups discussed in this section. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from the Equity group to the Fixed Income group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send you written notice 30 days before the removal or substitution date.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix H

Investment Protector (07.12 through 10.16)
These are the Investment Option groups:
TABLE 1: Investment Option Groups
Equity Group
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL Gateway Fund
AZL International Index Fund
AZL Mid Cap Index Fund
AZL Moderate Index Strategy Fund
AZL MSCI Global Equity Index Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund	AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
BlackRock Global Allocation V.I. Fund*
Fidelity VIP FundsManager 50% Portfolio*
Fidelity VIP FundsManager 60% Portfolio*
Franklin Income VIP Fund*
Franklin Mutual Shares VIP Fund*
PIMCO VIT All Asset Portfolio*
PIMCO VIT Global Managed Asset Allocation Portfolio*
PIMCO VIT StocksPLUS® Global Portfolio
Templeton Growth VIP Fund*

Fixed Income Group
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
Franklin U.S. Government Securities VIP Fund*
JP Morgan Insurance Trust Core Bond Portfolio	MFS VIT Total Return Bond Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT High Yield Portfolio*
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Uncontstrained Bond Portfolio*
Templeton Global Bond VIP Fund*
*	These Investment Options are closed as discussed in Appendix J.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix H

On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in the Equity group based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then subtract the Table 2 value from 100% to determine the minimum Contract Value required in the Fixed Income group. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in the Equity group and you must have at least 30% in the Fixed Income group.
TABLE 2: Maximum Contract Value Allowed in the Equity Group
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*	We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix H

You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in both the Equity and Fixed Income groups. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Government Money Market Fund under that program.
If your future allocation instructions allocate 10% or less to the Investment Options in the Equity group, we rebalance according to your future allocation instructions. Otherwise, we determine your required Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows:
1.	We determine the new maximum allowed allocation for the Equity group. It is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).
2.	If your current future allocation instructions comply with this new maximum allowed allocation for the Equity group, there is no change to your future allocation instructions and we rebalance your Contract Value according to these instructions.
3.	If your current future allocation instructions are greater than the new maximum allowed allocation for the Equity group we decrease the required allocation for the Equity group to this new lower amount. We then subtract this new percentage from 100% to determine the new required minimum allocation for the Fixed Income group. Lastly we rebalance your Investment Options’ Contract Value using the formula: a x (b / c) where:

a	=	The new required group allocation on the current Quarterly Anniversary.
b	=	The required allocation for each Investment Option at the end of the prior Business Day.
c	=	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

• In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in the Equity group by more than 15%.
• Unless the maximum allowed allocation for the Equity group changes, the minimum required allocation for the Fixed Income group does not change.
• We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.
• Unless you reset the initial Target Value Date, the maximum allowed in the Equity group never increases.
• The maximum allowed allocation to the Equity group reduces with negative Investment Option performance and as the time until the initial Target Value Date decreases. If you allocate less than the maximum allowed to the Equity group, you may be subject to fewer Investment Option reallocations resulting from negative Investment Option performance.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix H

Investment Protector (01.11, 01.12)
These are the Investment Option groups:
TABLE 1: Investment Option Groups
Group A
AZL MSCI Emerging Markets Equity Index Fund AZL MVP Growth Index Strategy Fund AZL Small Cap Stock Index Fund	Davis VA Financial Portfolio* Franklin Founding Funds Allocation VIP Fund* PIMCO VIT CommodityRealReturn Strategy Portfolio

Group B/X
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL Gateway Fund
AZL International Index Fund
AZL Mid Cap Index Fund
AZL Moderate Index Strategy Fund
AZL MSCI Global Equity Index Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL Russell 1000 Growth Index Fund	AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
BlackRock Global Allocation V.I. Fund*
Fidelity VIP FundsManager 50% Portfolio*
Fidelity VIP FundsManager 60% Portfolio*
Franklin Income VIP Fund*
Franklin Mutual Shares VIP Fund*
PIMCO VIT All Asset Portfolio*
PIMCO VIT Global Managed Asset Allocation Portfolio*
PIMCO VIT StocksPLUS® Global Portfolio
Templeton Growth VIP Fund*

Group Y
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
Franklin U.S. Government Securities VIP Fund
JP Morgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio	PIMCO VIT Emerging Markets Bond Portfolio*
PIMCO VIT Global Bond Portfolio (Unhedged) *
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT High Yield Portfolio*
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio*
Templeton Global Bond VIP Fund*
*	These Investment Options are closed as discussed in Appendix J.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix H

On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in Groups A and B/X based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then use Table 2 value in the first column of Table 3 on the next page to determine the maximum Contract Value you can allocate to Investment Options in Group A and the minimum required in Group Y. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in Groups A and B/X, up to 20% in Group A, and you must have at least 30% in Group Y.
TABLE 2: Maximum Contract Value Allowed in Groups A and B/X
Number of Rider Years* to the Initial Target Value Date	CV = 94% + of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*	We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix H

The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A and B/X as follows.
TABLE 3: Maximum Contract Value Allowed in Group A and Minimum Contract Value Required in Group Y
When the maximum % of Contract Value allowed in Groups A and B/X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
30%	5%	70%
25%	5%	75%
20%	5%	80%
15%	5%	85%
10%	5%	90%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B/X, and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.
If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 10% or less to the Investment Options in the combined Groups A and B/X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.
Determining the Maximum Allowed and Minimum Required Group Allocation
Combined Groups A and B/X. The new maximum allowed allocation for Groups A and B/X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).
Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A and B/X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.
Group B/X. The new maximum allowed allocation for Group B/X is the new maximum allowed allocation for Groups A and B/X, less the new required allocation for Group A, computed as described next in this section.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix H

Determining the Required Group Allocation
On the Rider Effective Date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.
1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.
2.	Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for Group B/X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Group B/X to equal the new maximum allowed allocation. We then take the excess from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowed allocation) and apply it to Group Y.
3.	Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.
a)	If your future allocation instructions for Group B/X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Group B/X, plus the excess from Group A, subject to the new maximum allowed allocation for the Group B/X. We then apply any remaining excess allocation from Group A to Group Y.
b)	If your future allocation instructions for Group B/X are greater than or equal to the new maximum allowed allocation for this group, then we decrease the new required allocation for Group B/X to equal the new maximum allowed allocation. We then take any excess allocation from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.
The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for Group B/X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.
Determining the Required Allocation for Each Investment Option
We rebalance your Investment Options’ Contract Value on each Quarterly Anniversary using the formula: a x (b / c)
where:
a	=	The new required group allocation for the current Quarterly Anniversary.
b	=	The required allocation for each Investment Option at the end of the prior Business Day.
c	=	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

• In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A and B/X by more than 15%.
• Unless the maximum allowed allocation for combined Groups A and B/X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.
• We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.
• Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A and B/X never increases.
• If you allocate less than the maximum allowed to combined Groups A and B/X, you may be subject to fewer Investment Option reallocations.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix H

When Investment Protector Ends
Investment Protector ends upon the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive payout of the death benefit, then this benefit ends at the end of the Business Day we receive a Valid Claim.
•	The Business Day before the Income Date if you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal.
•	The Business Day the Contract ends.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix H

Appendix I – Additional Expense Examples
The expense examples contained in the Fee Tables reflect the most expensive combination of benefits. However, for Contracts with the Income Focus Rider, the Year 1 figures in example 1 (if you surrender your Contract) are higher for the Base Contract with Short Withdrawal Charge Option, Quarterly Value Death Benefit and Income Focus with joint payments. Also the Year 1 figures in example 3 (if you do not surrender your Contract), are higher for the Base Contract with No Withdrawal Charge Option, Quarterly Value Death Benefit and Income Focus with joint payments.
•	Figures in row a) are for the Base Contract with No Withdrawal Charge Option, Quarterly Value Death Benefit, and Income Protector with joint payments (2.05% M&E charge, and maximum rider charge of 2.75%).
•	Figures in row b) are for the Base Contract with Short Withdrawal Charge Option, Quarterly Value Death Benefit, and Income Protector with joint payments (8.5% declining withdrawal charge, 1.90% M&E charge, and maximum rider charge of 2.75%).
1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
1.42% (maximum Investment Option operating expense)	a)	$686	$2,039	$3,364	$6,550
	b)	$1,522	$2,548	$3,301	$6,466
0.50% (minimum Investment Option operating expense)	a)	$598	$1,786	$2,962	$5,852
	b)	$1,433	$2,293	$2,895	$5,750
3)	If you do not surrender your Contract.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
1.42% (maximum Investment Option operating expense)	a)	$686	$2,039	$3,364	$6,550
	b)	$672	$1,998	$3,301	$6,466
0.50% (minimum Investment Option operating expense)	a)	$598	$1,786	$2,962	$5,852
	b)	$583	$1,743	$2,895	$5,750

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix I

Appendix J – Material Contract Variations by State and Issue Date
Your Contract is subject to the law of the state in which it is issued. Some of the features of your Contract may differ from the features of a Contract issued in another state because of state-specific legal requirements. In addition, not all features and benefits are approved in all states. All material state and Issue Date variations in the Contract are disclosed in this Appendix. If you would like more information regarding state or Issue Date specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll-free telephone number listed at the back of this prospectus.
Closed Investment Options
The following Investment Options were closed effective October 16, 2017, and are no longer available for selection. Assets in closed Investment Options will remain in those Investment Options until we receive alternate instructions from you, or in the event that we elect to effect a substitution into alternate Investment Options. Closed Investment Options are treated differently in Contracts that include one of the following optional living benefits: Investment Protector, or Income Protector versions available on or before October 13, 2017.
•	If your Contract does not include one of these optional living benefits, we no longer allow assets to move into a closed Investment Option either by Purchase Payment or transfer.
•	If your Contract includes one of these optional living benefits, closed Investment Options remain in your future Purchase Payment allocation instructions, continue to be subject to the automatic quarterly asset rebalancing transfers associated with your living benefit, and remain in an active AIP or DCA program unless you provide us with alternate instructions. However, you cannot request to transfer into these closed Investment Options and if you change your future Purchase Payment allocation instructions, the closed Investment Options will no longer be available to you.

CLOSED INVESTMENT OPTIONS
BLACKROCK
BlackRock Global Allocation V.I. Fund
DAVIS
Davis VA Financial Portfolio
FIDELITY
Fidelity VIP Funds
Manager® 50% Portfolio
Fidelity VIP Funds
Manager® 60% Portfolio
FRANKLIN TEMPLETON
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund	FRANKLIN TEMPLETON (conintued)
Franklin U.S. Government Securities VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
PIMCO
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
PIMCO VIT Global Managed Asset Allocation Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Dynamic Bond Portfolio
Material State Contract Variations
ISSUE STATE	FEATURE AND BENEFITS	VARIATION
California	Covered Person(s) See section 2	We do not remove a person as a Covered Person following an assignment, ownership change, or Beneficiary change.
	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership
• If you have Income Protector or Income Focus we do not change the Covered Person(s) following an assignment or ownership change. If you assign the Contract and the Covered Person(s) who was previously an Owner(s) no longer has that position, your selected benefit and any lifetime payments may end even if the Covered Person is still alive.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix J

ISSUE STATE	FEATURE AND BENEFITS	VARIATION
California (continued)	When Income Protector Ends See section 11.a	An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Protector ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Protector ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Protector ends on the Business Day we receive his or her Valid Claim. This means that Lifetime Plus Payments may end even if a Covered Person is still alive.
	When Income Focus Ends See Appendix G	An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Focus ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Focus ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Focus ends on the Business Day we receive his or her Valid Claim. This means that Income Focus Payments may end even if a Covered Person is still alive.
Connecticut	Purchase Requirements See section 3	We can only decline a Purchase Payment if it would cause total Purchase Payments to be more than $1 million, or if it would otherwise violate the Purchase Payment restrictions for your Contract (for example, the initial amount for Income Protector).
Florida	Withdrawal Charges See Fee Tables and section 7	The total withdrawal charge on a partial or full withdrawal cannot be greater than 10% of the Contract Value withdrawn.
	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership.
• If you have Income Protector or Income Focus and assign the Contract and all Covered Person(s) no longer have the required position stated in this section, your selected benefit and any lifetime payments end.
	Purchase Requirements See section 3	We can only decline a Purchase Payment if it would cause total Purchase Payments to be more than $1 million, or if it would otherwise violate the Purchase Payment restrictions for your Contract (for example, the initial amount for Income Protector).
	Variable or Fixed Annuity Payments See section 9	The maximum available AIR is 4%.
	When Annuity Payments Begin See section 9	The earliest acceptable Income Date is one year after the Issue Date.
	When Income Protector Ends See section 11.a	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Protector ends.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix J

ISSUE STATE	FEATURE AND BENEFITS	VARIATION
Florida (continued)	When Income Focus Ends See Appendix G	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Focus ends.
Illinois	Charge Lock Option See section 11.a and Appendix G	The Charge Lock Option rider is not available.
Massachusetts	Purchase Requirements See section 3	We do not accept additional Purchase Payments if you have Investment Protector, or if you previously selected Investment Protector and later removed it from your Contract.
	Waiver of Withdrawal Charge Benefit See section 8	The waiver of withdrawal charge benefit is not available.
Mississippi	Withdrawal Charges See Fee Tables and section 7	For Base Contracts, the withdrawal charge is 8.5%, 7.5%, 6.5%, 5.5%, 5%, 4%, 3% and 0% for the time periods referenced in the Fee Tables and section 7.
	Purchase Requirements See section 3	We do not accept additional Purchase Payments.
New Hampshire	Waiver of Withdrawal Charge Benefit See section 8	The definition of nursing home is an institution operated in accordance with state law.
New Jersey	Joint Owners See section 2	We allow civil union partners to be Joint Owners.
	Covered Person(s) See section 2	• We do not remove a person as a Covered Person following an assignment, ownership change, or Beneficiary change.
• We allow civil union partners to be joint Covered Persons. However, civil union partners are treated differently from persons who are recognized as spouses under the federal tax law and this affects how long lifetime payments continue. Upon the death of one federally recognized spouse, the survivor can continue the Contract and lifetime payments also continue if the survivor is a Covered Person. This type of continuation is not allowed for a surviving civil union partner under the federal tax law. However, if the Contract Value reduces to zero before the one year anniversary of the first civil union partner’s death, lifetime payments can continue as Annuity Payments if the survivor is a Covered Person and the survivor chooses not to take the death benefit. If instead the Contract Value is positive at this time, or if the survivor chooses to take the death benefit, lifetime payments stop.
	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership.
• If you have Income Protector or Income Focus we do not change the Covered Person(s) following an assignment or ownership change. If you assign the Contract and the Covered Person(s) who was previously an Owner(s) no longer has that position, your selected benefit and any lifetime payments may end even if the Covered Person is still alive.
	Purchase Requirements See section 3	The maximum total Purchase Payments that we can accept is $1 million. We must decline an additional Purchase Payment if it would cause total Purchase Payments to be more than this amount, or if it would otherwise violate the Purchase Payment restrictions of your Contract (for example, the initial amount for Income Protector).

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix J

ISSUE STATE	FEATURE AND BENEFITS	VARIATION
New Jersey (continued)	When Income Protector Ends See section 11.a	• If a surviving civil union partner is the sole Beneficiary and takes the additional death benefit payment option described in the Contract, Income Protector ends on the Business Day before the Income Date.
• An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Protector ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Protector ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Protector ends on the Business Day we receive his or her Valid Claim. For Covered Persons who are civil union partners, Income Protector and Lifetime Plus Payments may end even earlier because Contract continuation is not allowed for a surviving civil union partner. This means that Lifetime Plus Payments may end even if a Covered Person is still alive.
	When Income Focus Ends See Appendix G	• If a surviving civil union partner is the sole Beneficiary and takes the additional death benefit payment option described in the Contract, Income Focus ends on the Business Day before the Income Date.
• An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Focus ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Focus ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Focus ends on the Business Day we receive his or her Valid Claim. For Covered Persons who are civil union partners, Income Focus and Income Focus Payments may end even earlier because Contract continuation is not allowed for a surviving civil union partner. This means that Income Focus Payments may end even if a Covered Person is still alive.
	When Investment Protector Ends See Appendix H	The termination provision regarding death is revised to allow the benefit to continue upon the death of an Owner (or Annuitant if the Contract is owned by a non-individual) if a surviving civil union partner elects to continue the Contract. However, the type of Contract continuation that is available to a surviving civil union partner is different than the type of continuation available to a surviving federally recognized spouse. Federal tax law requires that distribution of the death benefit must begin within one year of the date of the Owner's death (or Annuitant's death if the Contract is owned by a non-individual) and the benefit ends at the end of the Business Day we receive a Valid Claim.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix J

ISSUE STATE	FEATURE AND BENEFITS	VARIATION
Ohio	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership.
• If you have Income Protector or Income Focus and assign the Contract and all Covered Person(s) no longer have the required position stated in this section, your selected benefit and any lifetime payments end.
	When Income Protector Ends See section 11.a	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Protector ends.
	When Income Focus Ends See Appendix G	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Focus ends.
Oregon	Versions of Optional Benefits Described in this Prospectus See inside front cover and 11.a	• Income Protector (05.11) was available from May 2, 2011 through February 21, 2012.
• Income Protector (01.12) was available from February 22, 2013 through April 27, 2012.
	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership.
• If you have Income Protector or Income Focus and assign the Contract and all Covered Person(s) no longer have the required position stated in this section, your selected benefit and any lifetime payments end.
	Variable or Fixed Annuity Payments See section 9	The maximum available AIR is 5%.
	When Income Protector Ends See section 11.a	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Protector ends.
	When Income Focus Ends See Appendix G	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Focus ends.
Pennsylvannia	Waiver of Withdrawal Charge Benefit See section 8	The waiver is not available if on the Issue Date, an Owner was confined to a nursing home or was already diagnosed with a terminal illness. Also, the nursing home confinement requirement is a total of 90 days within a six month period. These 90 days do not need to be consecutive.
	Charge Lock Option See section 11.a and Appendix G	If you change your mind about having the Charge Lock Option rider, you can return the rider within ten days after receiving it and we treat it as if it had never been issued. If you return the Charge Lock Option rider this means we will increase your rider charge, but we will not reduce your guaranteed values or payments.
Texas	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership.
• If you have Income Protector or Income Focus and assign the Contract and all Covered Person(s) no longer have the required position stated in this section, your selected benefit and any lifetime payments end.
	When Income Protector Ends See section 11.a	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Protector ends.
	When Income Focus Ends See Appendix G	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Focus ends.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix J

ISSUE STATE	FEATURE AND BENEFITS	VARIATION
Washington	Withdrawal Charge See section 7	Penalty-free withdrawals reduce the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to total Purchase Payments less any withdrawals (including any withdrawal charges).
	Free Withdrawal Privilege See section 8	The free withdrawal privilege is available upon a full withdrawal.
Wisconsin	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership.
• If you have Income Protector or Income Focus and assign the Contract and all Covered Person(s) no longer have the required position stated in this section, your selected benefit and any lifetime payments end.
	When Income Protector Ends See section 11.a	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Protector ends.
	When Income Focus Ends See G	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Focus ends.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021
Appendix J

For Service or More Information
The SEC maintains a website (www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Our Service Center
If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.
To send a check for an additional Purchase Payment, or for general customer service, please mail to the appropriate address as follows:
Send an additional Purchase Payment with a check:	For general customer service without a check:
REGULAR MAIL	REGULAR MAIL
Allianz Life Insurance Company of North America NW5989 P.O. Box 1450 Minneapolis, MN 55485-5989	Allianz Life Insurance Company of North America P.O. Box 561 Minneapolis, MN 55440-0561
OVERNIGHT, CERTIFIED, OR REGISTERED MAIL	OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of North America NW5989 1801 Parkview Drive Shoreview, MN 55126	Allianz Life Insurance Company of North America 5701 Golden Hills Drive Golden Valley, MN 55416-1297

Checks sent to the wrong address for an additional Purchase Payments are forwarded to the 1801 Parkview Drive address listed above which may delay processing.
For general customer service by email, please use this address: Contact.Us@allianzlife.com. To send information by email, please use this address: variableannuity@send.allianzlife.com. To send information over the web, please upload to your account on our website at: www.allianzlife.com. If you have questions about whether you can submit certain information by email or over the web, please contact our Service Center.

Allianz ConnectionsSM Variable Annuity Prospectus – April 30, 2021

PART B – SAI

STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ ConnectionsSM VARIABLE ANNUITY contract issued from May 2, 2011 through April 26, 2013
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT
Issued by
Allianz Life® Variable Account B (the Separate Account) and
Allianz Life Insurance Company of North America (Allianz Life, we, us, our)
This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.
The prospectus contains important information about the Contract and Allianz Life that you ought to know before investing. For a copy of the Contract’s prospectus, call or write us at:
Allianz Life Insurance Company of North America
P. O. Box 561
Minneapolis, MN 55440-0561
(800) 624-0197
Dated: April 30, 2021
Con(VS10)SAI-0521

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
 2

Allianz Life
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Allianz Life is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and registered index-linked annuities and individual life insurance.
Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

Experts
The financial statements of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America as of December 31, 2020 and 2019 and for each of the two years in the period ended December 31, 2020 included in Appendix C of this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
The statutory statements of Allianz Life Insurance Company of North America incorporated in Part C of this Registration Statement by reference to Post-Effective Amendment No. 22 to Registrant’s Form N-4 (File No. 333-182987) filed with the SEC for the year ended December 31, 2020 have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Legal Opinions
Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

Distributor
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor of the contracts.
ALFS sells annuity contracts issued by Allianz Life primarily through “wholesaling,” in which ALFS sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, ALFS has agreements with approximately 705 retail broker/dealers to sell its contracts.
We pay commissions for the sale of our products. ALFS passes through most of the commissions it receives to the selling firms. ALFS received commissions for contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:
Calendar Year	Aggregate Amount of Commissions Paid to ALFS	Aggregate Amount of Commissions Retained by ALFS After Payments to Selling Firms
2018	$221,519,279.49	$0
2019	$284,788,589.36	$0
2020	$319,676,842.37	$0
As described in the prospectus, ALFS may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, ALFS makes marketing support payments to approximately 58 broker-dealer firms and one insurance

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
 3

agency. These payments vary in amount. In 2020, the five firms receiving the largest payments, ranging from $804,015 to $8,322,586, are listed below.
Firm Name
LPL Financial
Wells Fargo Advisors LLC – Wealth (ISG)
Royal Alliance
Wells Fargo Advisors LLC (PCG)
Woodbury Financial Services, Inc.

Administrative Service Fees
Allianz Life contracts with Tata Consultancy Services (Tata) to perform certain administrative services as described in prospectus section 13, Other Information – Administration/Allianz Service Center. Allianz Life paid Tata the following amounts for these services during the last three calendar years:
Calendar Year	Total Paid to Tata
2018	$1,450,101
2019	$1,548,030
2020	$1,737,100

Federal Tax Status
NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.
Annuity Contracts in General
Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Internal Revenue Code (Code) for annuities.
These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).
If you did not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract.
Taxation of Annuities in General
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of withdrawals or as Annuity Payments. For a full withdrawal (total redemption), a partial withdrawal, or a death benefit, the recipient is taxed on the portion of the payment that exceeds your investment in the Contract (often referred to as cost basis). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there is generally no cost basis. The taxable portion of the withdrawal or annuity payment is taxed at ordinary income tax rates. For Non-Qualified Contracts, the taxable portion of a partial withdrawal is the portion of the payment considered to be gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any withdrawal charges, and the Contract’s cost basis). For a full withdrawal, the amount received that exceeds the Contract’s cost basis is taxable. Withdrawals, whether partial or full, and annuity payments may also be subject to an additional federal tax equal to 10% of the taxable amount.

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
 4

For variable Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for variable Annuity Payments is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). For fixed Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income is determined by an exclusion ratio. We determine the exclusion ratio for fixed Annuity Payments by dividing the investment in the Contract (adjusted for any guaranteed period or refund guarantee) by the expected return anticipated to be paid as fixed Annuity Payments (which is determined by Treasury Regulations). We determine the amount of each fixed Annuity Payment that is excluded from income by multiplying the fixed Annuity Payment by the exclusion ratio. Fixed Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the exclusion amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Generally, Annuity Payments from Qualified Contracts are fully taxable. Annuity Payments that are qualified distributions from Roth IRAs are income tax free. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.
We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.
Qualified Contracts
If you purchased the Contract as an IRA, Roth IRA or to fund a qualified retirement plan, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules under the Code. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.
A Qualified Contract funded by an annuity does not provide any additional tax deferral. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for an IRA or qualified retirement plan.
Types of Qualified Contracts
We previously offered the following types of Qualified Contracts.
•	IRA. Section 408 of the Code permits eligible individuals to maintain IRAs. IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions may be tax deductible based on the Owner’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified retirement plans that are “rolled over” on a tax-deferred basis into an IRA.
•	Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.
Conversions to a Roth IRA from an IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% additional federal tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).
Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59 1⁄2, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).
Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% additional federal tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.
•	Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
Qualified Retirement Plans: Pension and Profit-Sharing Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may have permitted the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax

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consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans.
If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions out of the plan. We are responsible for any reporting required for the Contract as an IRA.
Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.
Distributions – Qualified Contracts
Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

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Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:
1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1⁄2;
2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)	distributions paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
4)	distributions made to you after separation from service after reaching age 55 (does not apply to IRAs);
5)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
6)	distributions made on account of an IRS levy upon the Qualified Contract;
7)	distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
10)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA);
11)	distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period; and
12)	distributions made during the payment period starting on the birth of a child or the finalization of an adoption (up to $5,000).
With respect to 12) above, a qualified birth or adoption distribution may be repaid in one or more contributions into an IRA or qualified retirement plan (if you are eligible to make a contribution to the qualified retirement plan). The repayment contribution will be treated as a rollover into the IRA or qualified retirement plan.
With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59 1⁄2 or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
For 2020 only, the Coronavirus Aid, Relief, and Economic Security (CARES) Act, permitted corona-virus related distributions from Qualified Contracts and IRAs up to an aggregate amount of $100,000. This type of distribution was an exception to the 10% federal additional tax. To qualify for the distribution, generally you, your spouse, or dependent had to have been diagnosed with the virus, or you had to have been affected economically in certain ways because of the virus. The tax associated with the distributions may be paid ratably over three years, beginning with the 2020 tax year. The CARES Act also allows you to recontribute the amount you withdrew to an eligible retirement plan (to which you can make a rollover contribution) in one or more payments within three years.
Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 72 (or age 70  1⁄2 if you reached this age prior to January 1, 2020). Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 72 (or age 70  1⁄2 if you reached this age prior to January 1, 2020) or retire.

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Generally, RMDs must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the RMDs are not made, a 50% additional federal tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of RMDs. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 72 or older (or age 70  1⁄2 if you reached this age prior to January 1, 2020), you should consult with a tax adviser before taking a partial withdrawal.
Distributions – Non-Qualified Contracts
You, as an individual Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Annuity Payments.
Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Lifetime Plus Payments and Income Focus Payments are treated as partial withdrawals. While the Benefit Base is greater than the Contract Value, if you begin receiving Lifetime Plus Payments or Income Focus Payments, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the Benefit Base immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.
Upon Full Annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) after a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. Upon Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid your total Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.
Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for amounts:
1)	paid on or after you reach age 59 1⁄2;
2)	paid after you die;
3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)	paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
5)	paid as annuity payments under an immediate annuity; or
6)	that come from Purchase Payments made before August 14, 1982.
With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1⁄2 or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
Required Distributions
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Annuitant dies on or after a Full Annuitization, but before distribution of the entire Contract’s interest, the entire Contract’s interest must be distributed at least as rapidly as under the distribution method

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being used as of the Annuitant’s date of death; and (b) if any Owner (or the Annuitant if the Owner is a non-individual) dies before a Full Annuitization, the Contract’s entire interest must be distributed within five years after the Owner’s date of death. These requirements are satisfied as to any part of an Owner’s interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary’s life, or over a period not extending beyond that Beneficiary’s life expectancy, provided that distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse can continue the Contract as the new Owner.
Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.
Other rules may apply to Qualified Contracts, such as all distributions must be made to Beneficiaries by the end of the tenth year after the Owner's death, except for distributions made to certain eligible designated Beneficiaries. The available options for certain Beneficiaries of Qualified Contracts have changed due to the enactment of the SECURE Act at the end of 2019.
Diversification
Code Section 817(h) and accompanying Treasury Department Regulations imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department. If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. We intend that all Investment Options be managed by the investment advisers so that they comply with these diversification standards.
Owner Control
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner’s control of the Separate Account’s investments may cause the Owner to be treated as the owner of the Separate Account’s assets, which would cause the Contract to lose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account’s assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area and some of our Contract’s features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the Investment Options have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.
Contracts Owned by Non-Individuals
When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents are generally subject to 30% federal withholding tax on distributions, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence.
Income Tax Withholding
Any part of a distribution that is included in the Owner’s gross income is subject to federal income tax withholding. Generally, we withhold amounts from periodic payments at the same rate as wages, and we withhold 10% from non-periodic payments. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.

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Certain distributions from retirement plans qualified under Code Section 401, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:
•	a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
•	required minimum distributions; or
•	any part of a distribution not included in gross income (for example, returns of after-tax contributions); or
•	hardship withdrawals.
Participants should consult a tax adviser regarding withholding requirements.
Multiple Contracts
Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution’s tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of distributions from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange.
Partial 1035 Exchanges
Code Section 1035 provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. IRS guidance however, confirmed that the direct transfer of a part of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 180 days of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before partial exchanging an annuity contract.
Assignments, Pledges and Gratuitous Transfers
Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The Contract will not qualify for tax deferral while the assignment or pledge is effective. Qualified Contracts generally cannot be assigned or pledged. For Non-Qualified Contracts, the Contract’s cost basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than their spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the Contract’s cost basis at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income.
The transfer or assignment of Contract ownership, the designation of an Annuitant, the selection of certain Income Dates, or a Contract exchange may result in other tax consequences that are not discussed here. An Owner should consult a tax adviser before requesting a transfer, assignment, or exchange.
Death Benefits
Generally, any death benefit is taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments.
Spousal Continuation and the Federal Defense of Marriage Act (DOMA)
Before June 26, 2013, pursuant to Section 3 of DOMA, same-sex marriages were not recognized for purposes of federal law. On that date, the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional. Valid same-sex marriages are now recognized under federal law for tax purposes.

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The IRS has clarified its position regarding when a same-sex marriage will be recognized for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Depending on the state in which your Contract is issued, we may offer certain spousal benefits to same-sex civil union couples, domestic partners or spouses. You should be aware, however, that, if state law does not recognize the civil union or registered domestic partnership as a marriage, we cannot permit the surviving partner/spouse to continue the Contract within the meaning of the federal tax law.
Same-sex civil union couples, domestic partners and spouses should contact their financial professional and a qualified tax adviser regarding their personal tax situation, the implications of any Contract benefits based on a spousal relationship, and their partner’s/spouse’s rights and benefits under the Contract.
Federal Estate Taxes
While no attempt is being made to discuss the Contract’s federal estate tax implications, an Owner should keep in mind the annuity contract’s value payable to a Beneficiary upon the Owner’s death is included in the deceased Owner’s gross estate. Depending on the annuity contract, the annuity’s value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
The Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract’s tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Annuity Payments
We base Annuity Payments on the Contract Value. We guarantee the dollar amount of fixed Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option 3. The Contract Value you apply to fixed Annuity Payments is placed in our general account and does not participate in the Investment Options’ performance. Fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. These rates are guaranteed and we cannot use lower rates.
Variable Annuity Payments are not predetermined and the dollar amount varies with your selected Investment Options’ performance. We use annuity units to determine your variable Annuity Payment amount.
Annuity Payments end upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and the end of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	When the Contract ends.

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Annuity Payment Options
The Annuity Payment Options are briefly described in prospectus section 9 – The Annuity Phase, and we included additional information that you may find helpful here.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant’s death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed Annuity Payments, in most states, we calculate the present value of the remaining guaranteed payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed Annuity Payments for the present value calculation. We require proof of the Annuitant’s death and return of the Contract before we make any lump sum payment on a Full Annuitization. There are no additional costs associated with a lump sum payment. If the Annuitant dies after the selected guaranteed period ends, the last payment is the one that is due before the Annuitant’s death.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available under a Partial Annuitization.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant’s death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed Annuity payments, in most states, we calculate the present value of the remaining guaranteed payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed Annuity Payments for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment. If the last surviving joint Annuitant dies after the selected guaranteed period ends, the last payment is the one that is due before the Annuitant’s death. This Annuity Option is not available under a Partial Annuitization.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option.

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For variable Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
(A)	=	annuity unit value of the subaccount for that given Investment Option when due proof of the Annuitant’s death is received at our Service Center.
(B)	=	The amount applied to variable Annuity Payments on the Income Date.
(C)	=	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant’s death is received at our Service Center.
(D)	=	The number of annuity units used in determining each variable Annuity Payment attributable to that given subaccount when due proof of the Annuitant’s death is received at our Service Center.
(E)	=	Dollar value of first variable Annuity Payment.
(F)	=	Number of variable Annuity Payments made since the Income Date.
We base this calculation upon the allocation of annuity units actually in force at the time due proof of the Annuitant’s death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.
EXAMPLE
•	The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item “B”).
•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item “C”).
•	The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item “E”).
•	Assume the annuity unit value on the Income Date is $12, then the number of annuity units used in determining each Annuity Payment is: $615 / $12 = 51.25 (item “D”).
•	The Owner who is also the Annuitant dies after receiving 62 Annuity Payments (item “F”) and the annuity unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item “A”).
We calculate the refund as follows:
(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =
10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30
Annuity Units/Calculating Variable Annuity Payments
The first variable Annuity Payment is equal to the Contract Value you apply to variable Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for your selected Annuity Option.
We then purchase a fixed number of annuity units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among your selected Investment Options’ subaccounts according to your future Purchase Payment allocation instructions. We then divide the Annuity Payment amount in each subaccount by the subaccount’s annuity unit value.
We determine the annuity unit value on each Business Day as follows:
•	we multiply the annuity unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
•	divide by the assumed net investment factor for the current Business Day.
The assumed net investment factor for the current Business Day is one plus the annual assumed investment rate (AIR) adjusted to reflect the number of calendar days that lapsed since the immediately preceding Business Day. We allow an AIR of 3%, 5% or 7% based on your selection and applicable state law.

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Thereafter, the number of subaccount annuity units remains unchanged unless you make a transfer. However, the number of annuity units changes if Annuity Option 3 is in effect, one Annuitant dies, and you requested Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect your selected payment frequency.
The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the subaccount’s number of annuity units by the annuity unit value on the payment date.

Financial Statements
The audited statutory financial statements of Allianz Life as of and for the year ended December 31, 2020 and 2019 are included in Part C of the Registration Statement and are incorporated herein by reference. The statutory financial statements should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year or periods ended December 31, 2020 and 2019 are included in Appendix C.

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
 14

Appendix A – Death of the Owner and/or Annuitant
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
UPON THE DEATH OF A SOLE OWNER

Action under any portion of the Contract that is in the Accumulation Phase

•	We pay a death benefit to the Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract. If you selected Investment Protector, this benefit ends unless the Contract is continued by a surviving spouse. If you selected Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by a surviving spouse who is also both a Beneficiary and Covered Person. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
•	The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Quarterly Anniversary Value under the Quarterly Value Death Benefit.
•	If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
–	we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
–	the surviving spouse becomes the new Owner, and
–	the Accumulation Phase continues.
Action under any portion of the Contract that is in the Annuity Phase

•	The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–	Annuity Option 1 or 3, payments end.
–	Annuity Option 2 or 4, payments end either when the guaranteed period ends, or when we pay any final lump sum.
–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix A
 15

UPON THE DEATH OF A JOINT OWNER

(NOTE: Joint Owners cannot take Partial Annuitizations)

Action under any portion of the Contract that is in the Accumulation Phase

•	The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
•	We pay a death benefit to the surviving Joint Owner unless he or she is the surviving spouse and continues the Contract. If you selected Investment Protector, this benefit ends unless the Contract is continued by the surviving Joint Owner who is also a surviving spouse. If you selected Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by the surviving Joint Owner who is also both the surviving spouse and a Covered Person. This means lifetime payments may end even if a Covered Person is still alive. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
•	The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Quarterly Anniversary Value under the Quarterly Value Death Benefit.
•	If a surviving Joint Owner who is also a surviving spouse continues the Contract, as of the end of the Business Day we receive their Valid Claim:
–	we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
–	the surviving Joint Owner/spouse becomes the new Owner, and
–	the Accumulation Phase continues.
Action under any portion of the Contract that is in the Annuity Phase

•	If we are still required to make Annuity Payments under the selected Annuity Option, the surviving Joint Owner becomes the sole Owner.
•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–	Annuity Option 1 or 3, payments end.
–	Annuity Option 2 or 4, payments end either when the guaranteed period ends, or when we pay any final lump sum.
–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix A
 16

UPON THE DEATH OF AN ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT

Action under any portion of the Contract that is in the Accumulation Phase

•	If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we do not pay a death benefit. The Owner can name a new Annuitant subject to our approval.
•	If the deceased Annuitant was a sole Owner, we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. If the Contract is continued by a surviving spouse, the new spouse Owner can name a new Annuitant subject to our approval.
•	If the deceased Annuitant was a Joint Owner, we pay a death benefit as discussed in the “Upon the Death of a Joint Owner” table. If the Contract is continued by a surviving Joint Owner who is also a surviving spouse, the surviving Joint Owner can name a new Annuitant subject to our approval.
•	If the Contract is owned by a non-individual, we treat the death of the Annuitant as the death of a sole Owner, and we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. NOTE: For non-individually owned Contracts, spousal continuation is only available if the Contract is Qualified, owned by a qualified plan or a custodian, and the surviving spouse is named as the primary beneficiary under the qualified plan or custodial account.
Action under any portion of the Contract that is in the Annuity Phase

•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–	Annuity Option 1 or 3, payments end.
–	Annuity Option 2 or 4, payments end either when the guaranteed period ends, or when we pay any final lump sum.
–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new sole Owner.
•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

UPON THE DEATH OF THE ANNUITANT DURING THE ANNUITY PHASE AND THERE IS A SURVIVING JOINT ANNUITANT

(NOTE: We only allow joint Annuitants on Full Annuitization, so the Accumulation Phase has ended)

•	Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. Under Annuity Option 4, Annuity Payments to the Payee continue until either the guaranteed period ends, or when we pay any final lump sum.
•	No death benefit is payable.
•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new Owner.
•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix A
 17

Appendix B – Condensed Financial Information
The financial statements of Allianz Life Insurance Company of North America are included in Part C of the Registration Statement.
AUV information corresponding to the highest and lowest combination of M&E charges for the Contract as of December 31, 2020 are found in prospectus Appendix B. A separate rider charge may also apply to your Contract if you have Income Protector, Income Focus or Investment Protector, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. AUV information for the additional combinations of charges as of December 31, 2020 is found here in this Appendix.
This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Appendix C.
Additional Combinations of Benefit Options	M&E Charge
Base Contract with Short Withdrawal Charge Option	1.60%
Base Contract with No Withdrawal Charge Option	1.75%
Base Contract with Short Withdrawal Charge Option and Quarterly Value Death Benefit	1.90%
Base Contract with No Withdrawal Charge Option and Quarterly Value Death Benefit	2.05%
(Number of Accumulation Units in thousands)
Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
1.60%
	12/31/2011	N/A	10.994	66
	12/31/2012	10.994	11.932	73
	12/31/2013	11.932	13.261	75
	12/31/2014	13.261	13.848	64
	12/31/2015	13.848	13.630	1
	12/31/2016	13.630	14.319	0
	12/31/2017	14.319	15.714	0
	12/31/2018	15.714	14.788	0
	12/31/2019	14.788	17.063	0
	12/31/2020	17.063	18.847	0
1.75%
	12/31/2011	N/A	10.958	1
	12/31/2012	10.958	11.875	2
	12/31/2013	11.875	13.178	2
	12/31/2014	13.178	13.741	2
	12/31/2015	13.741	13.504	2
	12/31/2016	13.504	14.166	2
	12/31/2017	14.166	15.522	2
	12/31/2018	15.522	14.586	2
	12/31/2019	14.586	16.804	2
	12/31/2020	16.804	18.533	2
1.90%
	12/31/2011	N/A	10.922	14
	12/31/2012	10.922	11.818	17
	12/31/2013	11.818	13.095	78
	12/31/2014	13.095	13.634	76
	12/31/2015	13.634	13.379	5
	12/31/2016	13.379	14.014	0
	12/31/2017	14.014	15.332	0
	12/31/2018	15.332	14.386	0
	12/31/2019	14.386	16.549	0
	12/31/2020	16.549	18.224	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 18

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2011	N/A	10.886	0
	12/31/2012	10.886	11.762	0
	12/31/2013	11.762	13.013	0
	12/31/2014	13.013	13.528	0
	12/31/2015	13.528	13.255	0
	12/31/2016	13.255	13.863	0
	12/31/2017	13.863	15.145	0
	12/31/2018	15.145	14.189	0
	12/31/2019	14.189	16.297	0
	12/31/2020	16.297	17.921	0
AZL DFA Five-Year Global Fixed Income Fund
1.60%
	12/31/2017	N/A	9.815	0
	12/31/2018	9.815	9.771	0
	12/31/2019	9.771	9.953	0
	12/31/2020	9.953	9.850	0
1.75%
	12/31/2017	N/A	9.775	0
	12/31/2018	9.775	9.717	0
	12/31/2019	9.717	9.883	0
	12/31/2020	9.883	9.766	0
1.90%
	12/31/2017	N/A	9.736	0
	12/31/2018	9.736	9.663	0
	12/31/2019	9.663	9.814	0
	12/31/2020	9.814	9.683	0
2.05%
	12/31/2017	N/A	9.697	0
	12/31/2018	9.697	9.610	0
	12/31/2019	9.610	9.745	0
	12/31/2020	9.745	9.601	0
AZL DFA Multi-Strategy Fund
1.60%
	12/31/2011	N/A	11.055	190
	12/31/2012	11.055	12.329	247
	12/31/2013	12.329	14.690	265
	12/31/2014	14.690	15.400	269
	12/31/2015	15.400	15.054	54
	12/31/2016	15.054	16.197	0
	12/31/2017	16.197	17.963	0
	12/31/2018	17.963	16.633	0
	12/31/2019	16.633	19.082	0
	12/31/2020	19.082	20.776	0
1.75%
	12/31/2011	N/A	11.019	2
	12/31/2012	11.019	12.270	18
	12/31/2013	12.270	14.598	18
	12/31/2014	14.598	15.281	16
	12/31/2015	15.281	14.915	16
	12/31/2016	14.915	16.023	15
	12/31/2017	16.023	17.744	14
	12/31/2018	17.744	16.405	14
	12/31/2019	16.405	18.792	14
	12/31/2020	18.792	20.430	11

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 19

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2011	N/A	10.983	114
	12/31/2012	10.983	12.211	147
	12/31/2013	12.211	14.506	136
	12/31/2014	14.506	15.162	128
	12/31/2015	15.162	14.777	17
	12/31/2016	14.777	15.851	0
	12/31/2017	15.851	17.527	0
	12/31/2018	17.527	16.180	0
	12/31/2019	16.180	18.507	0
	12/31/2020	18.507	20.089	0
2.05%
	12/31/2011	N/A	10.947	1
	12/31/2012	10.947	12.153	1
	12/31/2013	12.153	14.415	0
	12/31/2014	14.415	15.044	0
	12/31/2015	15.044	14.640	0
	12/31/2016	14.640	15.681	0
	12/31/2017	15.681	17.313	0
	12/31/2018	17.313	15.958	0
	12/31/2019	15.958	18.226	0
	12/31/2020	18.226	19.755	0
AZL Enhanced Bond Index Fund
1.60%
	12/31/2014	N/A	11.166	0
	12/31/2015	11.166	11.014	0
	12/31/2016	11.014	11.087	0
	12/31/2017	11.087	11.239	0
	12/31/2018	11.239	10.995	0
	12/31/2019	10.995	11.727	0
	12/31/2020	11.727	12.410	0
1.75%
	12/31/2014	N/A	11.074	0
	12/31/2015	11.074	10.908	0
	12/31/2016	10.908	10.963	0
	12/31/2017	10.963	11.097	0
	12/31/2018	11.097	10.840	0
	12/31/2019	10.840	11.544	0
	12/31/2020	11.544	12.198	0
1.90%
	12/31/2014	N/A	10.984	0
	12/31/2015	10.984	10.802	0
	12/31/2016	10.802	10.841	0
	12/31/2017	10.841	10.957	0
	12/31/2018	10.957	10.687	0
	12/31/2019	10.687	11.364	0
	12/31/2020	11.364	11.990	0
2.05%
	12/31/2014	N/A	10.894	0
	12/31/2015	10.894	10.698	0
	12/31/2016	10.698	10.720	0
	12/31/2017	10.720	10.818	0
	12/31/2018	10.818	10.536	0
	12/31/2019	10.536	11.187	0
	12/31/2020	11.187	11.785	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 20

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
1.60%
	12/31/2011	N/A	10.684	50
	12/31/2012	10.684	12.068	64
	12/31/2013	12.068	14.028	66
	12/31/2014	14.028	14.101	61
	12/31/2015	14.101	13.119	8
	12/31/2016	13.119	13.753	0
	12/31/2017	13.753	15.039	0
	12/31/2018	15.039	14.500	0
	12/31/2019	14.500	16.735	0
	12/31/2020	16.735	18.687	0
1.75%
	12/31/2011	N/A	10.649	1
	12/31/2012	10.649	12.010	3
	12/31/2013	12.010	13.940	3
	12/31/2014	13.940	13.992	3
	12/31/2015	13.992	12.998	3
	12/31/2016	12.998	13.605	2
	12/31/2017	13.605	14.856	2
	12/31/2018	14.856	14.302	2
	12/31/2019	14.302	16.481	2
	12/31/2020	16.481	18.376	2
1.90%
	12/31/2011	N/A	10.614	15
	12/31/2012	10.614	11.953	15
	12/31/2013	11.953	13.853	14
	12/31/2014	13.853	13.883	13
	12/31/2015	13.883	12.878	1
	12/31/2016	12.878	13.459	0
	12/31/2017	13.459	14.674	0
	12/31/2018	14.674	14.106	0
	12/31/2019	14.106	16.231	0
	12/31/2020	16.231	18.070	0
2.05%
	12/31/2011	N/A	10.580	1
	12/31/2012	10.580	11.896	1
	12/31/2013	11.896	13.766	1
	12/31/2014	13.766	13.775	0
	12/31/2015	13.775	12.758	0
	12/31/2016	12.758	13.314	0
	12/31/2017	13.314	14.495	0
	12/31/2018	14.495	13.912	0
	12/31/2019	13.912	15.984	0
	12/31/2020	15.984	17.768	0
AZL Fidelity Institutional Asset Management Total Bond Fund
1.60%
	12/31/2012	N/A	10.009	0
	12/31/2013	10.009	9.633	0
	12/31/2014	9.633	9.990	0
	12/31/2015	9.990	9.744	0
	12/31/2016	9.744	10.117	0
	12/31/2017	10.117	10.383	0
	12/31/2018	10.383	10.089	0
	12/31/2019	10.089	10.949	0
	12/31/2020	10.949	11.728	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 21

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2012	N/A	10.004	0
	12/31/2013	10.004	9.614	0
	12/31/2014	9.614	9.955	0
	12/31/2015	9.955	9.695	0
	12/31/2016	9.695	10.052	0
	12/31/2017	10.052	10.300	0
	12/31/2018	10.300	9.993	0
	12/31/2019	9.993	10.830	0
	12/31/2020	10.830	11.582	0
1.90%
	12/31/2012	N/A	9.999	0
	12/31/2013	9.999	9.595	0
	12/31/2014	9.595	9.921	0
	12/31/2015	9.921	9.647	0
	12/31/2016	9.647	9.987	0
	12/31/2017	9.987	10.218	0
	12/31/2018	10.218	9.899	0
	12/31/2019	9.899	10.711	0
	12/31/2020	10.711	11.438	0
2.05%
	12/31/2012	N/A	9.995	0
	12/31/2013	9.995	9.577	0
	12/31/2014	9.577	9.886	0
	12/31/2015	9.886	9.599	0
	12/31/2016	9.599	9.922	0
	12/31/2017	9.922	10.137	0
	12/31/2018	10.137	9.806	0
	12/31/2019	9.806	10.594	0
	12/31/2020	10.594	11.296	0
AZL Gateway Fund
1.60%
	12/31/2011	N/A	10.233	21
	12/31/2012	10.233	10.487	30
	12/31/2013	10.487	11.192	24
	12/31/2014	11.192	11.355	22
	12/31/2015	11.355	11.395	1
	12/31/2016	11.395	11.757	0
	12/31/2017	11.757	12.666	0
	12/31/2018	12.666	11.884	0
	12/31/2019	11.884	12.961	0
	12/31/2020	12.961	13.686	0
1.75%
	12/31/2011	N/A	10.207	0
	12/31/2012	10.207	10.445	0
	12/31/2013	10.445	11.131	0
	12/31/2014	11.131	11.276	0
	12/31/2015	11.276	11.299	0
	12/31/2016	11.299	11.640	0
	12/31/2017	11.640	12.521	0
	12/31/2018	12.521	11.730	0
	12/31/2019	11.730	12.774	0
	12/31/2020	12.774	13.468	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 22

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2011	N/A	10.182	42
	12/31/2012	10.182	10.404	55
	12/31/2013	10.404	11.069	9
	12/31/2014	11.069	11.197	8
	12/31/2015	11.197	11.203	0
	12/31/2016	11.203	11.524	0
	12/31/2017	11.524	12.377	0
	12/31/2018	12.377	11.579	0
	12/31/2019	11.579	12.590	0
	12/31/2020	12.590	13.254	0
2.05%
	12/31/2011	N/A	10.156	0
	12/31/2012	10.156	10.362	0
	12/31/2013	10.362	11.008	0
	12/31/2014	11.008	11.118	0
	12/31/2015	11.118	11.108	0
	12/31/2016	11.108	11.409	0
	12/31/2017	11.409	12.236	0
	12/31/2018	12.236	11.429	0
	12/31/2019	11.429	12.409	0
	12/31/2020	12.409	13.044	0
AZL Government Money Market Fund
1.60%
	12/31/2011	N/A	10.550	196
	12/31/2012	10.550	10.382	57
	12/31/2013	10.382	10.217	49
	12/31/2014	10.217	10.056	72
	12/31/2015	10.056	9.897	21
	12/31/2016	9.897	9.740	0
	12/31/2017	9.740	9.591	0
	12/31/2018	9.591	9.533	0
	12/31/2019	9.533	9.513	0
	12/31/2020	9.513	9.380	0
1.75%
	12/31/2011	N/A	10.351	14
	12/31/2012	10.351	10.171	0
	12/31/2013	10.171	9.994	0
	12/31/2014	9.994	9.822	0
	12/31/2015	9.822	9.652	0
	12/31/2016	9.652	9.485	0
	12/31/2017	9.485	9.326	0
	12/31/2018	9.326	9.256	0
	12/31/2019	9.256	9.222	0
	12/31/2020	9.222	9.080	0
1.90%
	12/31/2011	N/A	10.176	120
	12/31/2012	10.176	9.983	11
	12/31/2013	9.983	9.796	17
	12/31/2014	9.796	9.612	17
	12/31/2015	9.612	9.432	10
	12/31/2016	9.432	9.255	0
	12/31/2017	9.255	9.086	0
	12/31/2018	9.086	9.004	0
	12/31/2019	9.004	8.957	0
	12/31/2020	8.957	8.806	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 23

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2011	N/A	9.995	0
	12/31/2012	9.995	9.791	0
	12/31/2013	9.791	9.593	0
	12/31/2014	9.593	9.399	0
	12/31/2015	9.399	9.209	0
	12/31/2016	9.209	9.023	0
	12/31/2017	9.023	8.845	0
	12/31/2018	8.845	8.752	0
	12/31/2019	8.752	8.694	0
	12/31/2020	8.694	8.534	0
AZL International Index Fund
1.60%
	12/31/2011	N/A	8.829	8
	12/31/2012	8.829	10.255	15
	12/31/2013	10.255	12.248	13
	12/31/2014	12.248	11.308	16
	12/31/2015	11.308	10.975	9
	12/31/2016	10.975	10.840	0
	12/31/2017	10.840	13.311	0
	12/31/2018	13.311	11.259	0
	12/31/2019	11.259	13.456	0
	12/31/2020	13.456	14.222	0
1.75%
	12/31/2011	N/A	8.800	4
	12/31/2012	8.800	10.206	5
	12/31/2013	10.206	12.171	4
	12/31/2014	12.171	11.221	4
	12/31/2015	11.221	10.873	4
	12/31/2016	10.873	10.724	4
	12/31/2017	10.724	13.148	3
	12/31/2018	13.148	11.105	4
	12/31/2019	11.105	13.252	3
	12/31/2020	13.252	13.986	3
1.90%
	12/31/2011	N/A	8.771	0
	12/31/2012	8.771	10.158	2
	12/31/2013	10.158	12.095	2
	12/31/2014	12.095	11.133	2
	12/31/2015	11.133	10.772	2
	12/31/2016	10.772	10.609	0
	12/31/2017	10.609	12.988	0
	12/31/2018	12.988	10.952	0
	12/31/2019	10.952	13.051	0
	12/31/2020	13.051	13.752	0
2.05%
	12/31/2011	N/A	8.743	0
	12/31/2012	8.743	10.109	0
	12/31/2013	10.109	12.019	0
	12/31/2014	12.019	11.047	0
	12/31/2015	11.047	10.673	0
	12/31/2016	10.673	10.495	0
	12/31/2017	10.495	12.829	0
	12/31/2018	12.829	10.802	0
	12/31/2019	10.802	12.853	0
	12/31/2020	12.853	13.523	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 24

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MetWest Total Return Bond Fund
1.60%
	12/31/2015	N/A	9.871	0
	12/31/2016	9.871	9.938	0
	12/31/2017	9.938	10.088	0
	12/31/2018	10.088	9.905	0
	12/31/2019	9.905	10.576	0
	12/31/2020	10.576	11.301	0
1.75%
	12/31/2015	N/A	9.855	0
	12/31/2016	9.855	9.907	0
	12/31/2017	9.907	10.041	0
	12/31/2018	10.041	9.844	0
	12/31/2019	9.844	10.495	0
	12/31/2020	10.495	11.197	0
1.90%
	12/31/2015	N/A	9.838	0
	12/31/2016	9.838	9.875	0
	12/31/2017	9.875	9.994	0
	12/31/2018	9.994	9.784	0
	12/31/2019	9.784	10.415	0
	12/31/2020	10.415	11.095	0
2.05%
	12/31/2015	N/A	9.822	0
	12/31/2016	9.822	9.844	0
	12/31/2017	9.844	9.947	0
	12/31/2018	9.947	9.723	0
	12/31/2019	9.723	10.335	0
	12/31/2020	10.335	10.993	0
AZL Mid Cap Index Fund
1.60%
	12/31/2011	N/A	10.244	11
	12/31/2012	10.244	11.816	30
	12/31/2013	11.816	15.432	26
	12/31/2014	15.432	16.586	22
	12/31/2015	16.586	15.887	13
	12/31/2016	15.887	18.687	0
	12/31/2017	18.687	21.307	0
	12/31/2018	21.307	18.587	0
	12/31/2019	18.587	22.916	0
	12/31/2020	22.916	25.828	0
1.75%
	12/31/2011	N/A	10.218	0
	12/31/2012	10.218	11.769	1
	12/31/2013	11.769	15.348	1
	12/31/2014	15.348	16.470	0
	12/31/2015	16.470	15.752	0
	12/31/2016	15.752	18.501	1
	12/31/2017	18.501	21.063	1
	12/31/2018	21.063	18.347	1
	12/31/2019	18.347	22.586	1
	12/31/2020	22.586	25.417	1

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 25

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2011	N/A	10.193	10
	12/31/2012	10.193	11.721	12
	12/31/2013	11.721	15.263	10
	12/31/2014	15.263	16.355	9
	12/31/2015	16.355	15.619	2
	12/31/2016	15.619	18.317	0
	12/31/2017	18.317	20.822	0
	12/31/2018	20.822	18.110	0
	12/31/2019	18.110	22.260	0
	12/31/2020	22.260	25.013	0
2.05%
	12/31/2011	N/A	10.167	0
	12/31/2012	10.167	11.675	0
	12/31/2013	11.675	15.179	0
	12/31/2014	15.179	16.241	0
	12/31/2015	16.241	15.486	0
	12/31/2016	15.486	18.134	0
	12/31/2017	18.134	20.583	0
	12/31/2018	20.583	17.875	0
	12/31/2019	17.875	21.939	0
	12/31/2020	21.939	24.616	0
AZL Moderate Index Strategy Fund
1.60%
	12/31/2011	N/A	12.207	49
	12/31/2012	12.207	13.442	61
	12/31/2013	13.442	16.492	100
	12/31/2014	16.492	17.610	96
	12/31/2015	17.610	16.903	9
	12/31/2016	16.903	18.116	0
	12/31/2017	18.116	20.201	0
	12/31/2018	20.201	18.850	0
	12/31/2019	18.850	22.136	0
	12/31/2020	22.136	24.580	0
1.75%
	12/31/2011	N/A	12.057	5
	12/31/2012	12.057	13.258	6
	12/31/2013	13.258	16.241	6
	12/31/2014	16.241	17.316	5
	12/31/2015	17.316	16.596	5
	12/31/2016	16.596	17.761	5
	12/31/2017	17.761	19.775	4
	12/31/2018	19.775	18.425	4
	12/31/2019	18.425	21.604	4
	12/31/2020	21.604	23.954	4
1.90%
	12/31/2011	N/A	11.929	96
	12/31/2012	11.929	13.097	115
	12/31/2013	13.097	16.020	87
	12/31/2014	16.020	17.055	82
	12/31/2015	17.055	16.321	5
	12/31/2016	16.321	17.440	0
	12/31/2017	17.440	19.389	0
	12/31/2018	19.389	18.038	0
	12/31/2019	18.038	21.118	0
	12/31/2020	21.118	23.380	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 26

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2011	N/A	11.793	2
	12/31/2012	11.793	12.928	2
	12/31/2013	12.928	15.790	0
	12/31/2014	15.790	16.784	0
	12/31/2015	16.784	16.038	0
	12/31/2016	16.038	17.112	0
	12/31/2017	17.112	18.996	0
	12/31/2018	18.996	17.645	0
	12/31/2019	17.645	20.628	0
	12/31/2020	20.628	22.803	0
AZL MSCI Emerging Markets Equity Index Fund
1.60%
	12/31/2011	N/A	9.667	29
	12/31/2012	9.667	11.515	25
	12/31/2013	11.515	11.094	23
	12/31/2014	11.094	10.348	13
	12/31/2015	10.348	8.872	0
	12/31/2016	8.872	9.595	0
	12/31/2017	9.595	12.901	0
	12/31/2018	12.901	10.733	0
	12/31/2019	10.733	12.377	0
	12/31/2020	12.377	14.241	0
1.75%
	12/31/2011	N/A	9.585	0
	12/31/2012	9.585	11.400	0
	12/31/2013	11.400	10.967	0
	12/31/2014	10.967	10.214	0
	12/31/2015	10.214	8.744	0
	12/31/2016	8.744	9.442	0
	12/31/2017	9.442	12.677	0
	12/31/2018	12.677	10.530	0
	12/31/2019	10.530	12.126	0
	12/31/2020	12.126	13.930	0
1.90%
	12/31/2011	N/A	9.504	10
	12/31/2012	9.504	11.286	11
	12/31/2013	11.286	10.841	10
	12/31/2014	10.841	10.082	8
	12/31/2015	10.082	8.618	0
	12/31/2016	8.618	9.292	0
	12/31/2017	9.292	12.457	0
	12/31/2018	12.457	10.332	0
	12/31/2019	10.332	11.879	0
	12/31/2020	11.879	13.627	0
2.05%
	12/31/2011	N/A	9.424	0
	12/31/2012	9.424	11.174	0
	12/31/2013	11.174	10.717	0
	12/31/2014	10.717	9.952	0
	12/31/2015	9.952	8.494	0
	12/31/2016	8.494	9.145	0
	12/31/2017	9.145	12.241	0
	12/31/2018	12.241	10.137	0
	12/31/2019	10.137	11.638	0
	12/31/2020	11.638	13.330	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 27

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MSCI Global Equity Index Fund
1.60%
	12/31/2014	N/A	15.601	0
	12/31/2015	15.601	13.424	0
	12/31/2016	13.424	13.088	0
	12/31/2017	13.088	15.738	0
	12/31/2018	15.738	14.102	0
	12/31/2019	14.102	17.661	0
	12/31/2020	17.661	20.049	0
1.75%
	12/31/2014	N/A	15.469	0
	12/31/2015	15.469	13.290	0
	12/31/2016	13.290	12.938	0
	12/31/2017	12.938	15.535	0
	12/31/2018	15.535	13.899	0
	12/31/2019	13.899	17.380	0
	12/31/2020	17.380	19.700	0
1.90%
	12/31/2014	N/A	15.338	0
	12/31/2015	15.338	13.158	0
	12/31/2016	13.158	12.790	0
	12/31/2017	12.790	15.334	0
	12/31/2018	15.334	13.699	0
	12/31/2019	13.699	17.104	0
	12/31/2020	17.104	19.358	0
2.05%
	12/31/2014	N/A	15.208	0
	12/31/2015	15.208	13.027	0
	12/31/2016	13.027	12.644	0
	12/31/2017	12.644	15.136	0
	12/31/2018	15.136	13.501	0
	12/31/2019	13.501	16.832	0
	12/31/2020	16.832	19.022	0
AZL MVP Balanced Index Strategy Fund
1.60%
	12/31/2012	N/A	10.682	25
	12/31/2013	10.682	11.832	46
	12/31/2014	11.832	12.354	43
	12/31/2015	12.354	12.131	40
	12/31/2016	12.131	12.727	0
	12/31/2017	12.727	13.953	0
	12/31/2018	13.953	13.121	0
	12/31/2019	13.121	15.097	0
	12/31/2020	15.097	15.745	0
1.75%
	12/31/2012	N/A	10.666	6
	12/31/2013	10.666	11.797	6
	12/31/2014	11.797	12.299	6
	12/31/2015	12.299	12.058	6
	12/31/2016	12.058	12.632	6
	12/31/2017	12.632	13.829	6
	12/31/2018	13.829	12.984	6
	12/31/2019	12.984	14.917	6
	12/31/2020	14.917	15.534	5

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 28

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2012	N/A	10.650	5
	12/31/2013	10.650	11.762	8
	12/31/2014	11.762	12.244	8
	12/31/2015	12.244	11.987	7
	12/31/2016	11.987	12.539	0
	12/31/2017	12.539	13.706	0
	12/31/2018	13.706	12.849	0
	12/31/2019	12.849	14.740	0
	12/31/2020	14.740	15.326	0
2.05%
	12/31/2012	N/A	10.635	0
	12/31/2013	10.635	11.728	0
	12/31/2014	11.728	12.190	0
	12/31/2015	12.190	11.915	0
	12/31/2016	11.915	12.445	0
	12/31/2017	12.445	13.583	0
	12/31/2018	13.583	12.715	0
	12/31/2019	12.715	14.564	0
	12/31/2020	14.564	15.121	0
AZL MVP DFA Multi-Strategy Fund
1.60%
	12/31/2015	N/A	9.396	0
	12/31/2016	9.396	10.084	0
	12/31/2017	10.084	11.170	0
	12/31/2018	11.170	10.308	0
	12/31/2019	10.308	11.747	0
	12/31/2020	11.747	11.997	0
1.75%
	12/31/2015	N/A	9.386	0
	12/31/2016	9.386	10.058	0
	12/31/2017	10.058	11.125	0
	12/31/2018	11.125	10.251	0
	12/31/2019	10.251	11.665	0
	12/31/2020	11.665	11.895	0
1.90%
	12/31/2015	N/A	9.377	0
	12/31/2016	9.377	10.033	0
	12/31/2017	10.033	11.080	0
	12/31/2018	11.080	10.194	0
	12/31/2019	10.194	11.583	0
	12/31/2020	11.583	11.793	0
2.05%
	12/31/2015	N/A	9.367	0
	12/31/2016	9.367	10.008	0
	12/31/2017	10.008	11.036	0
	12/31/2018	11.036	10.138	0
	12/31/2019	10.138	11.502	0
	12/31/2020	11.502	11.693	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 29

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
1.60%
	12/31/2012	N/A	10.572	44
	12/31/2013	10.572	12.255	42
	12/31/2014	12.255	12.342	42
	12/31/2015	12.342	11.391	45
	12/31/2016	11.391	11.302	0
	12/31/2017	11.302	12.339	0
	12/31/2018	12.339	11.883	0
	12/31/2019	11.883	13.594	0
	12/31/2020	13.594	14.336	0
1.75%
	12/31/2012	N/A	10.561	0
	12/31/2013	10.561	12.224	0
	12/31/2014	12.224	12.292	0
	12/31/2015	12.292	11.329	0
	12/31/2016	11.329	11.223	0
	12/31/2017	11.223	12.234	0
	12/31/2018	12.234	11.764	0
	12/31/2019	11.764	13.438	0
	12/31/2020	13.438	14.150	0
1.90%
	12/31/2012	N/A	10.550	2
	12/31/2013	10.550	12.193	2
	12/31/2014	12.193	12.243	2
	12/31/2015	12.243	11.266	2
	12/31/2016	11.266	11.145	0
	12/31/2017	11.145	12.131	0
	12/31/2018	12.131	11.647	0
	12/31/2019	11.647	13.284	0
	12/31/2020	13.284	13.967	0
2.05%
	12/31/2012	N/A	10.539	0
	12/31/2013	10.539	12.162	0
	12/31/2014	12.162	12.194	0
	12/31/2015	12.194	11.204	0
	12/31/2016	11.204	11.067	0
	12/31/2017	11.067	12.028	0
	12/31/2018	12.028	11.531	0
	12/31/2019	11.531	13.132	0
	12/31/2020	13.132	13.786	0
AZL MVP Fusion Balanced Fund
1.60%
	12/31/2011	N/A	11.444	145
	12/31/2012	11.444	12.545	145
	12/31/2013	12.545	13.760	215
	12/31/2014	13.760	14.163	206
	12/31/2015	14.163	13.693	72
	12/31/2016	13.693	14.274	0
	12/31/2017	14.274	15.766	0
	12/31/2018	15.766	14.677	0
	12/31/2019	14.677	16.720	0
	12/31/2020	16.720	17.077	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 30

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	N/A	11.330	0
	12/31/2012	11.330	12.401	9
	12/31/2013	12.401	13.582	8
	12/31/2014	13.582	13.958	7
	12/31/2015	13.958	13.476	6
	12/31/2016	13.476	14.026	5
	12/31/2017	14.026	15.469	4
	12/31/2018	15.469	14.379	4
	12/31/2019	14.379	16.356	4
	12/31/2020	16.356	16.680	2
1.90%
	12/31/2011	N/A	11.217	31
	12/31/2012	11.217	12.259	71
	12/31/2013	12.259	13.406	90
	12/31/2014	13.406	13.757	94
	12/31/2015	13.757	13.262	24
	12/31/2016	13.262	13.783	0
	12/31/2017	13.783	15.178	0
	12/31/2018	15.178	14.087	0
	12/31/2019	14.087	16.000	0
	12/31/2020	16.000	16.292	0
2.05%
	12/31/2011	N/A	11.106	0
	12/31/2012	11.106	12.119	0
	12/31/2013	12.119	13.233	0
	12/31/2014	13.233	13.559	0
	12/31/2015	13.559	13.051	0
	12/31/2016	13.051	13.544	0
	12/31/2017	13.544	14.893	0
	12/31/2018	14.893	13.801	0
	12/31/2019	13.801	15.652	0
	12/31/2020	15.652	15.914	0
AZL MVP Fusion Conservative Fund
1.60%
	12/31/2011	N/A	10.979	144
	12/31/2012	10.979	12.021	162
	12/31/2013	12.021	12.772	127
	12/31/2014	12.772	13.174	119
	12/31/2015	13.174	12.864	2
	12/31/2016	12.864	13.333	0
	12/31/2017	13.333	14.344	0
	12/31/2018	14.344	13.586	0
	12/31/2019	13.586	15.180	0
	12/31/2020	15.180	15.654	0
1.75%
	12/31/2011	N/A	10.943	0
	12/31/2012	10.943	11.963	0
	12/31/2013	11.963	12.692	0
	12/31/2014	12.692	13.071	0
	12/31/2015	13.071	12.745	0
	12/31/2016	12.745	13.190	0
	12/31/2017	13.190	14.169	0
	12/31/2018	14.169	13.400	0
	12/31/2019	13.400	14.950	0
	12/31/2020	14.950	15.393	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 31

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2011	N/A	10.907	6
	12/31/2012	10.907	11.906	6
	12/31/2013	11.906	12.612	17
	12/31/2014	12.612	12.970	27
	12/31/2015	12.970	12.627	21
	12/31/2016	12.627	13.049	0
	12/31/2017	13.049	13.996	0
	12/31/2018	13.996	13.216	0
	12/31/2019	13.216	14.723	0
	12/31/2020	14.723	15.136	0
2.05%
	12/31/2011	N/A	10.871	0
	12/31/2012	10.871	11.849	0
	12/31/2013	11.849	12.533	0
	12/31/2014	12.533	12.869	0
	12/31/2015	12.869	12.510	0
	12/31/2016	12.510	12.909	0
	12/31/2017	12.909	13.825	0
	12/31/2018	13.825	13.035	0
	12/31/2019	13.035	14.499	0
	12/31/2020	14.499	14.884	0
AZL MVP Fusion Moderate Fund
1.60%
	12/31/2011	N/A	10.928	294
	12/31/2012	10.928	12.101	310
	12/31/2013	12.101	13.716	404
	12/31/2014	13.716	14.070	386
	12/31/2015	14.070	13.554	89
	12/31/2016	13.554	13.969	0
	12/31/2017	13.969	15.670	0
	12/31/2018	15.670	14.423	0
	12/31/2019	14.423	16.651	0
	12/31/2020	16.651	17.129	2
1.75%
	12/31/2011	N/A	10.819	10
	12/31/2012	10.819	11.963	29
	12/31/2013	11.963	13.539	35
	12/31/2014	13.539	13.867	29
	12/31/2015	13.867	13.339	25
	12/31/2016	13.339	13.726	23
	12/31/2017	13.726	15.375	17
	12/31/2018	15.375	14.130	15
	12/31/2019	14.130	16.288	10
	12/31/2020	16.288	16.731	9
1.90%
	12/31/2011	N/A	10.711	42
	12/31/2012	10.711	11.826	58
	12/31/2013	11.826	13.363	108
	12/31/2014	13.363	13.667	114
	12/31/2015	13.667	13.127	76
	12/31/2016	13.127	13.488	0
	12/31/2017	13.488	15.085	0
	12/31/2018	15.085	13.843	0
	12/31/2019	13.843	15.934	0
	12/31/2020	15.934	16.342	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 32

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2011	N/A	10.605	2
	12/31/2012	10.605	11.691	2
	12/31/2013	11.691	13.191	5
	12/31/2014	13.191	13.471	5
	12/31/2015	13.471	12.919	5
	12/31/2016	12.919	13.254	5
	12/31/2017	13.254	14.801	5
	12/31/2018	14.801	13.563	4
	12/31/2019	13.563	15.587	4
	12/31/2020	15.587	15.963	4
AZL MVP Growth Index Strategy Fund
1.60%
	12/31/2012	N/A	10.926	292
	12/31/2013	10.926	12.994	291
	12/31/2014	12.994	13.616	290
	12/31/2015	13.616	13.292	266
	12/31/2016	13.292	13.970	0
	12/31/2017	13.970	15.944	0
	12/31/2018	15.944	14.678	0
	12/31/2019	14.678	17.409	0
	12/31/2020	17.409	17.942	0
1.75%
	12/31/2012	N/A	10.910	8
	12/31/2013	10.910	12.956	12
	12/31/2014	12.956	13.555	11
	12/31/2015	13.555	13.213	7
	12/31/2016	13.213	13.866	7
	12/31/2017	13.866	15.802	6
	12/31/2018	15.802	14.525	6
	12/31/2019	14.525	17.202	6
	12/31/2020	17.202	17.702	6
1.90%
	12/31/2012	N/A	10.894	318
	12/31/2013	10.894	12.918	338
	12/31/2014	12.918	13.495	330
	12/31/2015	13.495	13.135	311
	12/31/2016	13.135	13.763	0
	12/31/2017	13.763	15.661	0
	12/31/2018	15.661	14.374	0
	12/31/2019	14.374	16.997	0
	12/31/2020	16.997	17.465	0
2.05%
	12/31/2012	N/A	10.878	3
	12/31/2013	10.878	12.879	2
	12/31/2014	12.879	13.435	2
	12/31/2015	13.435	13.057	2
	12/31/2016	13.057	13.661	2
	12/31/2017	13.661	15.521	2
	12/31/2018	15.521	14.224	2
	12/31/2019	14.224	16.795	2
	12/31/2020	16.795	17.231	2

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 33

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Moderate Index Strategy Fund
1.60%
	12/31/2012	N/A	10.720	38
	12/31/2013	10.720	13.069	64
	12/31/2014	13.069	13.945	63
	12/31/2015	13.945	13.282	64
	12/31/2016	13.282	13.782	0
	12/31/2017	13.782	15.356	0
	12/31/2018	15.356	14.317	0
	12/31/2019	14.317	16.716	0
	12/31/2020	16.716	17.509	0
1.75%
	12/31/2012	N/A	10.704	4
	12/31/2013	10.704	13.031	3
	12/31/2014	13.031	13.883	3
	12/31/2015	13.883	13.203	8
	12/31/2016	13.203	13.679	8
	12/31/2017	13.679	15.219	8
	12/31/2018	15.219	14.168	8
	12/31/2019	14.168	16.517	2
	12/31/2020	16.517	17.274	2
1.90%
	12/31/2012	N/A	10.689	69
	12/31/2013	10.689	12.992	68
	12/31/2014	12.992	13.821	65
	12/31/2015	13.821	13.125	59
	12/31/2016	13.125	13.578	0
	12/31/2017	13.578	15.083	0
	12/31/2018	15.083	14.020	0
	12/31/2019	14.020	16.320	0
	12/31/2020	16.320	17.043	0
2.05%
	12/31/2012	N/A	10.673	12
	12/31/2013	10.673	12.954	11
	12/31/2014	12.954	13.759	10
	12/31/2015	13.759	13.047	10
	12/31/2016	13.047	13.477	9
	12/31/2017	13.477	14.949	9
	12/31/2018	14.949	13.874	9
	12/31/2019	13.874	16.126	8
	12/31/2020	16.126	16.815	8
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
1.60%
	12/31/2014	N/A	10.947	31
	12/31/2015	10.947	11.221	50
	12/31/2016	11.221	11.884	0
	12/31/2017	11.884	13.358	0
	12/31/2018	13.358	12.925	0
	12/31/2019	12.925	15.440	0
	12/31/2020	15.440	16.414	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 34

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2014	N/A	10.931	0
	12/31/2015	10.931	11.188	6
	12/31/2016	11.188	11.831	6
	12/31/2017	11.831	13.279	6
	12/31/2018	13.279	12.829	5
	12/31/2019	12.829	15.303	26
	12/31/2020	15.303	16.243	29
1.90%
	12/31/2014	N/A	10.915	1
	12/31/2015	10.915	11.155	20
	12/31/2016	11.155	11.779	0
	12/31/2017	11.779	13.200	0
	12/31/2018	13.200	12.733	0
	12/31/2019	12.733	15.166	0
	12/31/2020	15.166	16.073	0
2.05%
	12/31/2014	N/A	10.899	0
	12/31/2015	10.899	11.122	0
	12/31/2016	11.122	11.726	0
	12/31/2017	11.726	13.122	0
	12/31/2018	13.122	12.639	0
	12/31/2019	12.639	15.031	0
	12/31/2020	15.031	15.906	0
AZL Russell 1000 Growth Index Fund
1.60%
	12/31/2014	N/A	17.611	0
	12/31/2015	17.611	18.174	0
	12/31/2016	18.174	19.035	0
	12/31/2017	19.035	24.145	0
	12/31/2018	24.145	23.251	0
	12/31/2019	23.251	30.955	0
	12/31/2020	30.955	42.216	0
1.75%
	12/31/2014	N/A	17.488	0
	12/31/2015	17.488	18.020	0
	12/31/2016	18.020	18.845	4
	12/31/2017	18.845	23.869	3
	12/31/2018	23.869	22.950	2
	12/31/2019	22.950	30.509	2
	12/31/2020	30.509	41.545	1
1.90%
	12/31/2014	N/A	17.365	0
	12/31/2015	17.365	17.867	0
	12/31/2016	17.867	18.658	0
	12/31/2017	18.658	23.596	0
	12/31/2018	23.596	22.654	0
	12/31/2019	22.654	30.069	0
	12/31/2020	30.069	40.884	0
2.05%
	12/31/2014	N/A	17.244	0
	12/31/2015	17.244	17.715	0
	12/31/2016	17.715	18.472	2
	12/31/2017	18.472	23.326	2
	12/31/2018	23.326	22.361	2
	12/31/2019	22.361	29.636	2
	12/31/2020	29.636	40.235	1

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 35

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Russell 1000 Value Index Fund
1.60%
	12/31/2014	N/A	16.769	0
	12/31/2015	16.769	15.773	0
	12/31/2016	15.773	18.030	0
	12/31/2017	18.030	20.054	0
	12/31/2018	20.054	18.013	0
	12/31/2019	18.013	22.312	0
	12/31/2020	22.312	22.398	0
1.75%
	12/31/2014	N/A	16.652	0
	12/31/2015	16.652	15.639	0
	12/31/2016	15.639	17.850	2
	12/31/2017	17.850	19.825	2
	12/31/2018	19.825	17.780	2
	12/31/2019	17.780	21.991	2
	12/31/2020	21.991	22.042	2
1.90%
	12/31/2014	N/A	16.536	0
	12/31/2015	16.536	15.507	0
	12/31/2016	15.507	17.672	0
	12/31/2017	17.672	19.598	0
	12/31/2018	19.598	17.551	0
	12/31/2019	17.551	21.674	0
	12/31/2020	21.674	21.692	0
2.05%
	12/31/2014	N/A	16.420	0
	12/31/2015	16.420	15.375	0
	12/31/2016	15.375	17.496	1
	12/31/2017	17.496	19.374	1
	12/31/2018	19.374	17.324	1
	12/31/2019	17.324	21.361	1
	12/31/2020	21.361	21.347	1
AZL S&P 500 Index Fund
1.60%
	12/31/2011	N/A	8.423	29
	12/31/2012	8.423	9.566	55
	12/31/2013	9.566	12.394	62
	12/31/2014	12.394	13.798	50
	12/31/2015	13.798	13.708	18
	12/31/2016	13.708	15.035	0
	12/31/2017	15.035	17.957	0
	12/31/2018	17.957	16.815	0
	12/31/2019	16.815	21.660	0
	12/31/2020	21.660	25.046	0
1.75%
	12/31/2011	N/A	8.364	0
	12/31/2012	8.364	9.485	0
	12/31/2013	9.485	12.271	0
	12/31/2014	12.271	13.640	0
	12/31/2015	13.640	13.530	0
	12/31/2016	13.530	14.818	1
	12/31/2017	14.818	17.672	1
	12/31/2018	17.672	16.523	1
	12/31/2019	16.523	21.252	0
	12/31/2020	21.252	24.537	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 36

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2011	N/A	8.305	11
	12/31/2012	8.305	9.405	19
	12/31/2013	9.405	12.149	17
	12/31/2014	12.149	13.484	15
	12/31/2015	13.484	13.355	7
	12/31/2016	13.355	14.605	0
	12/31/2017	14.605	17.391	0
	12/31/2018	17.391	16.236	0
	12/31/2019	16.236	20.852	0
	12/31/2020	20.852	24.038	0
2.05%
	12/31/2011	N/A	8.247	0
	12/31/2012	8.247	9.325	0
	12/31/2013	9.325	12.028	0
	12/31/2014	12.028	13.329	0
	12/31/2015	13.329	13.183	0
	12/31/2016	13.183	14.394	0
	12/31/2017	14.394	17.115	0
	12/31/2018	17.115	15.954	0
	12/31/2019	15.954	20.459	0
	12/31/2020	20.459	23.550	0
AZL Small Cap Stock Index Fund
1.60%
	12/31/2011	N/A	9.482	7
	12/31/2012	9.482	10.807	21
	12/31/2013	10.807	14.955	19
	12/31/2014	14.955	15.488	17
	12/31/2015	15.488	14.862	4
	12/31/2016	14.862	18.386	0
	12/31/2017	18.386	20.401	0
	12/31/2018	20.401	18.283	0
	12/31/2019	18.283	21.986	0
	12/31/2020	21.986	23.953	0
1.75%
	12/31/2011	N/A	9.416	0
	12/31/2012	9.416	10.715	1
	12/31/2013	10.715	14.806	1
	12/31/2014	14.806	15.310	1
	12/31/2015	15.310	14.669	0
	12/31/2016	14.669	18.121	3
	12/31/2017	18.121	20.077	2
	12/31/2018	20.077	17.965	2
	12/31/2019	17.965	21.572	2
	12/31/2020	21.572	23.466	2
1.90%
	12/31/2011	N/A	9.350	3
	12/31/2012	9.350	10.624	7
	12/31/2013	10.624	14.658	5
	12/31/2014	14.658	15.135	4
	12/31/2015	15.135	14.480	1
	12/31/2016	14.480	17.860	0
	12/31/2017	17.860	19.758	0
	12/31/2018	19.758	17.653	0
	12/31/2019	17.653	21.165	0
	12/31/2020	21.165	22.990	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 37

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2011	N/A	9.285	0
	12/31/2012	9.285	10.534	0
	12/31/2013	10.534	14.512	0
	12/31/2014	14.512	14.962	0
	12/31/2015	14.962	14.293	0
	12/31/2016	14.293	17.602	1
	12/31/2017	17.602	19.444	1
	12/31/2018	19.444	17.347	1
	12/31/2019	17.347	20.766	1
	12/31/2020	20.766	22.523	1
AZL T. Rowe Price Capital Appreciation Fund
1.60%
	12/31/2011	N/A	10.429	8
	12/31/2012	10.429	11.527	30
	12/31/2013	11.527	14.740	26
	12/31/2014	14.740	16.214	22
	12/31/2015	16.214	16.765	14
	12/31/2016	16.765	17.793	0
	12/31/2017	17.793	20.145	0
	12/31/2018	20.145	19.898	0
	12/31/2019	19.898	24.356	0
	12/31/2020	24.356	28.158	0
1.75%
	12/31/2011	N/A	10.405	1
	12/31/2012	10.405	11.484	1
	12/31/2013	11.484	14.663	1
	12/31/2014	14.663	16.105	0
	12/31/2015	16.105	16.628	0
	12/31/2016	16.628	17.620	0
	12/31/2017	17.620	19.920	0
	12/31/2018	19.920	19.646	0
	12/31/2019	19.646	24.012	0
	12/31/2020	24.012	27.718	0
1.90%
	12/31/2011	N/A	10.256	15
	12/31/2012	10.256	11.302	15
	12/31/2013	11.302	14.410	13
	12/31/2014	14.410	15.803	11
	12/31/2015	15.803	16.291	1
	12/31/2016	16.291	17.237	0
	12/31/2017	17.237	19.458	0
	12/31/2018	19.458	19.161	0
	12/31/2019	19.161	23.385	0
	12/31/2020	23.385	26.953	0
2.05%
	12/31/2011	N/A	10.101	0
	12/31/2012	10.101	11.114	0
	12/31/2013	11.114	14.149	0
	12/31/2014	14.149	15.494	0
	12/31/2015	15.494	15.949	0
	12/31/2016	15.949	16.850	0
	12/31/2017	16.850	18.992	0
	12/31/2018	18.992	18.675	0
	12/31/2019	18.675	22.757	0
	12/31/2020	22.757	26.190	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 38

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Global Allocation V.I. Fund
1.60%
	12/31/2011	N/A	9.641	603
	12/31/2012	9.641	10.432	767
	12/31/2013	10.432	11.747	711
	12/31/2014	11.747	11.784	715
	12/31/2015	11.784	11.481	73
	12/31/2016	11.481	11.728	0
	12/31/2017	11.728	13.125	0
	12/31/2018	13.125	11.937	0
	12/31/2019	11.937	13.833	0
	12/31/2020	13.833	16.432	7
1.75%
	12/31/2011	N/A	9.588	10
	12/31/2012	9.588	10.360	17
	12/31/2013	10.360	11.647	17
	12/31/2014	11.647	11.666	17
	12/31/2015	11.666	11.349	16
	12/31/2016	11.349	11.577	15
	12/31/2017	11.577	12.936	15
	12/31/2018	12.936	11.747	14
	12/31/2019	11.747	13.593	13
	12/31/2020	13.593	16.122	10
1.90%
	12/31/2011	N/A	9.535	198
	12/31/2012	9.535	10.287	288
	12/31/2013	10.287	11.549	228
	12/31/2014	11.549	11.550	224
	12/31/2015	11.550	11.219	16
	12/31/2016	11.219	11.427	0
	12/31/2017	11.427	12.750	0
	12/31/2018	12.750	11.560	0
	12/31/2019	11.560	13.357	0
	12/31/2020	13.357	15.818	0
2.05%
	12/31/2011	N/A	9.483	9
	12/31/2012	9.483	10.215	9
	12/31/2013	10.215	11.451	5
	12/31/2014	11.451	11.435	3
	12/31/2015	11.435	11.091	3
	12/31/2016	11.091	11.279	3
	12/31/2017	11.279	12.566	2
	12/31/2018	12.566	11.377	2
	12/31/2019	11.377	13.125	2
	12/31/2020	13.125	15.520	2
Davis VA Financial Portfolio
1.60%
	12/31/2011	N/A	11.201	0
	12/31/2012	11.201	13.097	0
	12/31/2013	13.097	16.919	0
	12/31/2014	16.919	18.789	0
	12/31/2015	18.789	18.862	0
	12/31/2016	18.862	21.208	0
	12/31/2017	21.208	25.343	0
	12/31/2018	25.343	22.277	0
	12/31/2019	22.277	27.592	0
	12/31/2020	27.592	25.527	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 39

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	N/A	11.109	0
	12/31/2012	11.109	12.971	0
	12/31/2013	12.971	16.730	0
	12/31/2014	16.730	18.552	0
	12/31/2015	18.552	18.596	0
	12/31/2016	18.596	20.877	0
	12/31/2017	20.877	24.910	0
	12/31/2018	24.910	21.863	0
	12/31/2019	21.863	27.040	0
	12/31/2020	27.040	24.978	0
1.90%
	12/31/2011	N/A	10.921	0
	12/31/2012	10.921	12.732	0
	12/31/2013	12.732	16.397	0
	12/31/2014	16.397	18.156	0
	12/31/2015	18.156	18.171	0
	12/31/2016	18.171	20.370	0
	12/31/2017	20.370	24.269	0
	12/31/2018	24.269	21.268	0
	12/31/2019	21.268	26.264	0
	12/31/2020	26.264	24.226	0
2.05%
	12/31/2011	N/A	10.727	0
	12/31/2012	10.727	12.487	0
	12/31/2013	12.487	16.058	0
	12/31/2014	16.058	17.754	0
	12/31/2015	17.754	17.742	0
	12/31/2016	17.742	19.859	0
	12/31/2017	19.859	23.625	0
	12/31/2018	23.625	20.673	0
	12/31/2019	20.673	25.491	0
	12/31/2020	25.491	23.477	0
Fidelity VIP FundsManager 50% Portfolio
1.60%
	12/31/2011	N/A	10.657	8
	12/31/2012	10.657	11.549	38
	12/31/2013	11.549	13.032	6
	12/31/2014	13.032	13.460	5
	12/31/2015	13.460	13.244	3
	12/31/2016	13.244	13.565	0
	12/31/2017	13.565	15.252	0
	12/31/2018	15.252	14.202	0
	12/31/2019	14.202	16.449	0
	12/31/2020	16.449	18.435	0
1.75%
	12/31/2011	N/A	10.566	0
	12/31/2012	10.566	11.433	0
	12/31/2013	11.433	12.882	0
	12/31/2014	12.882	13.285	0
	12/31/2015	13.285	13.052	0
	12/31/2016	13.052	13.349	0
	12/31/2017	13.349	14.986	0
	12/31/2018	14.986	13.933	0
	12/31/2019	13.933	16.114	0
	12/31/2020	16.114	18.032	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 40

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2011	N/A	10.476	1
	12/31/2012	10.476	11.318	1
	12/31/2013	11.318	12.733	1
	12/31/2014	12.733	13.112	1
	12/31/2015	13.112	12.863	0
	12/31/2016	12.863	13.136	0
	12/31/2017	13.136	14.725	0
	12/31/2018	14.725	13.670	0
	12/31/2019	13.670	15.785	0
	12/31/2020	15.785	17.638	0
2.05%
	12/31/2011	N/A	10.387	0
	12/31/2012	10.387	11.205	0
	12/31/2013	11.205	12.587	0
	12/31/2014	12.587	12.942	0
	12/31/2015	12.942	12.677	0
	12/31/2016	12.677	12.926	0
	12/31/2017	12.926	14.468	0
	12/31/2018	14.468	13.411	0
	12/31/2019	13.411	15.464	0
	12/31/2020	15.464	17.253	0
Fidelity VIP FundsManager 60% Portfolio
1.60%
	12/31/2011	N/A	9.606	24
	12/31/2012	9.606	10.537	29
	12/31/2013	10.537	12.277	46
	12/31/2014	12.277	12.718	44
	12/31/2015	12.718	12.550	2
	12/31/2016	12.550	12.924	0
	12/31/2017	12.924	14.852	0
	12/31/2018	14.852	13.663	0
	12/31/2019	13.663	16.169	0
	12/31/2020	16.169	18.286	0
1.75%
	12/31/2011	N/A	9.544	3
	12/31/2012	9.544	10.453	6
	12/31/2013	10.453	12.160	6
	12/31/2014	12.160	12.578	6
	12/31/2015	12.578	12.393	6
	12/31/2016	12.393	12.744	6
	12/31/2017	12.744	14.623	5
	12/31/2018	14.623	13.432	5
	12/31/2019	13.432	15.872	5
	12/31/2020	15.872	17.923	5
1.90%
	12/31/2011	N/A	9.482	2
	12/31/2012	9.482	10.369	3
	12/31/2013	10.369	12.045	3
	12/31/2014	12.045	12.440	3
	12/31/2015	12.440	12.239	0
	12/31/2016	12.239	12.566	0
	12/31/2017	12.566	14.397	0
	12/31/2018	14.397	13.205	0
	12/31/2019	13.205	15.580	0
	12/31/2020	15.580	17.567	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 41

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2011	N/A	9.420	2
	12/31/2012	9.420	10.286	2
	12/31/2013	10.286	11.930	2
	12/31/2014	11.930	12.303	0
	12/31/2015	12.303	12.086	0
	12/31/2016	12.086	12.391	0
	12/31/2017	12.391	14.175	0
	12/31/2018	14.175	12.982	0
	12/31/2019	12.982	15.294	0
	12/31/2020	15.294	17.218	0
Franklin Income VIP Fund
1.60%
	12/31/2011	N/A	47.968	21
	12/31/2012	47.968	53.175	51
	12/31/2013	53.175	59.626	49
	12/31/2014	59.626	61.388	46
	12/31/2015	61.388	56.152	24
	12/31/2016	56.152	63.010	0
	12/31/2017	63.010	68.011	0
	12/31/2018	68.011	64.045	0
	12/31/2019	64.045	73.150	0
	12/31/2020	73.150	72.485	1
1.75%
	12/31/2011	N/A	46.546	1
	12/31/2012	46.546	51.520	2
	12/31/2013	51.520	57.684	2
	12/31/2014	57.684	59.300	2
	12/31/2015	59.300	54.161	3
	12/31/2016	54.161	60.684	3
	12/31/2017	60.684	65.402	3
	12/31/2018	65.402	61.496	2
	12/31/2019	61.496	70.133	1
	12/31/2020	70.133	69.391	1
1.90%
	12/31/2011	N/A	45.018	14
	12/31/2012	45.018	49.754	23
	12/31/2013	49.754	55.623	33
	12/31/2014	55.623	57.096	31
	12/31/2015	57.096	52.069	8
	12/31/2016	52.069	58.253	0
	12/31/2017	58.253	62.689	0
	12/31/2018	62.689	58.855	0
	12/31/2019	58.855	67.021	0
	12/31/2020	67.021	66.212	0
2.05%
	12/31/2011	N/A	43.458	0
	12/31/2012	43.458	47.957	0
	12/31/2013	47.957	53.534	0
	12/31/2014	53.534	54.869	0
	12/31/2015	54.869	49.963	0
	12/31/2016	49.963	55.814	0
	12/31/2017	55.814	59.973	0
	12/31/2018	59.973	56.221	0
	12/31/2019	56.221	63.926	0
	12/31/2020	63.926	63.059	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 42

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Mutual Shares VIP Fund
1.60%
	12/31/2011	N/A	19.195	12
	12/31/2012	19.195	21.580	15
	12/31/2013	21.580	27.239	13
	12/31/2014	27.239	28.715	11
	12/31/2015	28.715	26.865	2
	12/31/2016	26.865	30.684	0
	12/31/2017	30.684	32.719	0
	12/31/2018	32.719	29.277	0
	12/31/2019	29.277	35.316	0
	12/31/2020	35.316	33.001	0
1.75%
	12/31/2011	N/A	18.890	0
	12/31/2012	18.890	21.204	0
	12/31/2013	21.204	26.724	0
	12/31/2014	26.724	28.131	0
	12/31/2015	28.131	26.279	0
	12/31/2016	26.279	29.969	0
	12/31/2017	29.969	31.909	0
	12/31/2018	31.909	28.510	0
	12/31/2019	28.510	34.339	0
	12/31/2020	34.339	32.040	0
1.90%
	12/31/2011	N/A	18.480	9
	12/31/2012	18.480	20.713	18
	12/31/2013	20.713	26.066	16
	12/31/2014	26.066	27.397	14
	12/31/2015	27.397	25.554	11
	12/31/2016	25.554	29.100	0
	12/31/2017	29.100	30.937	0
	12/31/2018	30.937	27.600	0
	12/31/2019	27.600	33.193	0
	12/31/2020	33.193	30.924	0
2.05%
	12/31/2011	N/A	18.048	0
	12/31/2012	18.048	20.199	0
	12/31/2013	20.199	25.381	0
	12/31/2014	25.381	26.637	0
	12/31/2015	26.637	24.808	0
	12/31/2016	24.808	28.208	0
	12/31/2017	28.208	29.944	0
	12/31/2018	29.944	26.673	0
	12/31/2019	26.673	32.031	0
	12/31/2020	32.031	29.796	0
Franklin U.S. Government Securities VIP Fund
1.60%
	12/31/2011	N/A	29.008	32
	12/31/2012	29.008	29.083	27
	12/31/2013	29.083	27.981	27
	12/31/2014	27.981	28.469	14
	12/31/2015	28.469	28.150	15
	12/31/2016	28.150	27.887	0
	12/31/2017	27.887	27.813	0
	12/31/2018	27.813	27.461	0
	12/31/2019	27.461	28.439	0
	12/31/2020	28.439	29.058	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 43

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	N/A	28.142	0
	12/31/2012	28.142	28.173	1
	12/31/2013	28.173	27.064	1
	12/31/2014	27.064	27.495	1
	12/31/2015	27.495	27.146	1
	12/31/2016	27.146	26.852	1
	12/31/2017	26.852	26.741	1
	12/31/2018	26.741	26.363	1
	12/31/2019	26.363	27.260	1
	12/31/2020	27.260	27.812	1
1.90%
	12/31/2011	N/A	27.298	2
	12/31/2012	27.298	27.287	6
	12/31/2013	27.287	26.174	7
	12/31/2014	26.174	26.550	7
	12/31/2015	26.550	26.174	3
	12/31/2016	26.174	25.852	0
	12/31/2017	25.852	25.707	0
	12/31/2018	25.707	25.305	0
	12/31/2019	25.305	26.127	0
	12/31/2020	26.127	26.616	0
2.05%
	12/31/2011	N/A	26.364	0
	12/31/2012	26.364	26.313	0
	12/31/2013	26.313	25.202	0
	12/31/2014	25.202	25.526	0
	12/31/2015	25.526	25.127	0
	12/31/2016	25.127	24.781	0
	12/31/2017	24.781	24.604	0
	12/31/2018	24.604	24.183	0
	12/31/2019	24.183	24.932	0
	12/31/2020	24.932	25.360	0
JPMorgan Insurance Trust Core Bond Portfolio
1.60%
	12/31/2014	N/A	13.277	0
	12/31/2015	13.277	13.179	9
	12/31/2016	13.179	13.208	0
	12/31/2017	13.208	13.428	0
	12/31/2018	13.428	13.184	0
	12/31/2019	13.184	13.995	0
	12/31/2020	13.995	14.831	0
1.75%
	12/31/2014	N/A	13.111	0
	12/31/2015	13.111	12.995	0
	12/31/2016	12.995	13.004	0
	12/31/2017	13.004	13.201	0
	12/31/2018	13.201	12.941	0
	12/31/2019	12.941	13.717	0
	12/31/2020	13.717	14.514	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 44

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2014	N/A	12.947	0
	12/31/2015	12.947	12.813	0
	12/31/2016	12.813	12.803	0
	12/31/2017	12.803	12.978	0
	12/31/2018	12.978	12.703	0
	12/31/2019	12.703	13.445	0
	12/31/2020	13.445	14.204	0
2.05%
	12/31/2014	N/A	12.786	0
	12/31/2015	12.786	12.634	0
	12/31/2016	12.634	12.605	0
	12/31/2017	12.605	12.758	0
	12/31/2018	12.758	12.469	0
	12/31/2019	12.469	13.177	0
	12/31/2020	13.177	13.901	0
MFS VIT Total Return Bond Portfolio
1.60%
	12/31/2014	N/A	17.238	0
	12/31/2015	17.238	16.866	0
	12/31/2016	16.866	17.264	0
	12/31/2017	17.264	17.701	0
	12/31/2018	17.701	17.187	0
	12/31/2019	17.187	18.592	0
	12/31/2020	18.592	19.792	0
1.75%
	12/31/2014	N/A	16.862	0
	12/31/2015	16.862	16.474	0
	12/31/2016	16.474	16.837	0
	12/31/2017	16.837	17.238	0
	12/31/2018	17.238	16.712	0
	12/31/2019	16.712	18.051	0
	12/31/2020	18.051	19.187	0
1.90%
	12/31/2014	N/A	16.495	0
	12/31/2015	16.495	16.090	0
	12/31/2016	16.090	16.421	0
	12/31/2017	16.421	16.786	0
	12/31/2018	16.786	16.250	0
	12/31/2019	16.250	17.526	0
	12/31/2020	17.526	18.600	0
2.05%
	12/31/2014	N/A	16.135	0
	12/31/2015	16.135	15.716	0
	12/31/2016	15.716	16.014	0
	12/31/2017	16.014	16.347	0
	12/31/2018	16.347	15.801	0
	12/31/2019	15.801	17.015	0
	12/31/2020	17.015	18.032	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 45

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT All Asset Portfolio
1.60%
	12/31/2011	N/A	15.067	39
	12/31/2012	15.067	17.043	79
	12/31/2013	17.043	16.818	71
	12/31/2014	16.818	16.630	69
	12/31/2015	16.630	14.895	32
	12/31/2016	14.895	16.554	0
	12/31/2017	16.554	18.498	0
	12/31/2018	18.498	17.218	0
	12/31/2019	17.218	18.961	0
	12/31/2020	18.961	20.154	0
1.75%
	12/31/2011	N/A	14.883	4
	12/31/2012	14.883	16.809	19
	12/31/2013	16.809	16.563	21
	12/31/2014	16.563	16.352	20
	12/31/2015	16.352	14.625	10
	12/31/2016	14.625	16.229	8
	12/31/2017	16.229	18.108	8
	12/31/2018	18.108	16.830	8
	12/31/2019	16.830	18.505	8
	12/31/2020	18.505	19.640	7
1.90%
	12/31/2011	N/A	14.725	6
	12/31/2012	14.725	16.605	10
	12/31/2013	16.605	16.337	10
	12/31/2014	16.337	16.105	10
	12/31/2015	16.105	14.382	2
	12/31/2016	14.382	15.936	1
	12/31/2017	15.936	17.754	0
	12/31/2018	17.754	16.477	0
	12/31/2019	16.477	18.090	0
	12/31/2020	18.090	19.170	0
2.05%
	12/31/2011	N/A	13.745	2
	12/31/2012	13.745	15.477	6
	12/31/2013	15.477	15.204	5
	12/31/2014	15.204	14.966	4
	12/31/2015	14.966	13.345	5
	12/31/2016	13.345	14.765	4
	12/31/2017	14.765	16.425	4
	12/31/2018	16.425	15.220	4
	12/31/2019	15.220	16.685	4
	12/31/2020	16.685	17.655	4
PIMCO VIT Balanced Allocation Portfolio
1.60%
	12/31/2012	N/A	10.223	144
	12/31/2013	10.223	9.446	98
	12/31/2014	9.446	9.750	83
	12/31/2015	9.750	9.493	75
	12/31/2016	9.493	9.617	0
	12/31/2017	9.617	10.835	0
	12/31/2018	10.835	10.067	0
	12/31/2019	10.067	11.790	0
	12/31/2020	11.790	12.892	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 46

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2012	N/A	10.213	0
	12/31/2013	10.213	9.422	0
	12/31/2014	9.422	9.710	0
	12/31/2015	9.710	9.441	0
	12/31/2016	9.441	9.550	0
	12/31/2017	9.550	10.743	0
	12/31/2018	10.743	9.966	0
	12/31/2019	9.966	11.655	0
	12/31/2020	11.655	12.725	0
1.90%
	12/31/2012	N/A	10.202	2
	12/31/2013	10.202	9.398	3
	12/31/2014	9.398	9.671	3
	12/31/2015	9.671	9.389	3
	12/31/2016	9.389	9.483	0
	12/31/2017	9.483	10.652	0
	12/31/2018	10.652	9.867	0
	12/31/2019	9.867	11.521	0
	12/31/2020	11.521	12.561	0
2.05%
	12/31/2012	N/A	10.192	4
	12/31/2013	10.192	9.375	4
	12/31/2014	9.375	9.633	4
	12/31/2015	9.633	9.337	4
	12/31/2016	9.337	9.417	4
	12/31/2017	9.417	10.562	4
	12/31/2018	10.562	9.769	3
	12/31/2019	9.769	11.389	3
	12/31/2020	11.389	12.398	3
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.60%
	12/31/2011	N/A	10.950	34
	12/31/2012	10.950	11.356	28
	12/31/2013	11.356	9.533	26
	12/31/2014	9.533	7.653	23
	12/31/2015	7.653	5.595	1
	12/31/2016	5.595	6.341	0
	12/31/2017	6.341	6.375	0
	12/31/2018	6.375	5.387	0
	12/31/2019	5.387	5.907	0
	12/31/2020	5.907	5.892	0
1.75%
	12/31/2011	N/A	10.841	0
	12/31/2012	10.841	11.226	0
	12/31/2013	11.226	9.409	0
	12/31/2014	9.409	7.542	0
	12/31/2015	7.542	5.506	0
	12/31/2016	5.506	6.231	0
	12/31/2017	6.231	6.255	0
	12/31/2018	6.255	5.277	0
	12/31/2019	5.277	5.779	0
	12/31/2020	5.779	5.755	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 47

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2011	N/A	10.733	10
	12/31/2012	10.733	11.097	12
	12/31/2013	11.097	9.288	12
	12/31/2014	9.288	7.434	12
	12/31/2015	7.434	5.419	0
	12/31/2016	5.419	6.123	0
	12/31/2017	6.123	6.137	0
	12/31/2018	6.137	5.170	0
	12/31/2019	5.170	5.653	0
	12/31/2020	5.653	5.621	0
2.05%
	12/31/2011	N/A	10.626	0
	12/31/2012	10.626	10.970	0
	12/31/2013	10.970	9.167	0
	12/31/2014	9.167	7.327	0
	12/31/2015	7.327	5.333	0
	12/31/2016	5.333	6.016	0
	12/31/2017	6.016	6.022	0
	12/31/2018	6.022	5.065	0
	12/31/2019	5.065	5.530	0
	12/31/2020	5.530	5.490	0
PIMCO VIT Dynamic Bond Portfolio
1.60%
	12/31/2011	N/A	9.789	66
	12/31/2012	9.789	10.379	108
	12/31/2013	10.379	10.100	163
	12/31/2014	10.100	10.243	181
	12/31/2015	10.243	9.910	52
	12/31/2016	9.910	10.215	0
	12/31/2017	10.215	10.557	0
	12/31/2018	10.557	10.495	0
	12/31/2019	10.495	10.839	0
	12/31/2020	10.839	11.180	0
1.75%
	12/31/2011	N/A	9.779	6
	12/31/2012	9.779	10.353	7
	12/31/2013	10.353	10.060	3
	12/31/2014	10.060	10.186	4
	12/31/2015	10.186	9.841	4
	12/31/2016	9.841	10.128	4
	12/31/2017	10.128	10.452	4
	12/31/2018	10.452	10.375	4
	12/31/2019	10.375	10.699	5
	12/31/2020	10.699	11.019	5
1.90%
	12/31/2011	N/A	9.769	39
	12/31/2012	9.769	10.327	68
	12/31/2013	10.327	10.019	76
	12/31/2014	10.019	10.130	77
	12/31/2015	10.130	9.772	20
	12/31/2016	9.772	10.042	1
	12/31/2017	10.042	10.347	0
	12/31/2018	10.347	10.256	0
	12/31/2019	10.256	10.560	0
	12/31/2020	10.560	10.860	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 48

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2011	N/A	9.759	5
	12/31/2012	9.759	10.301	10
	12/31/2013	10.301	9.979	9
	12/31/2014	9.979	10.074	8
	12/31/2015	10.074	9.704	8
	12/31/2016	9.704	9.957	7
	12/31/2017	9.957	10.244	7
	12/31/2018	10.244	10.139	7
	12/31/2019	10.139	10.424	7
	12/31/2020	10.424	10.703	7
PIMCO VIT Emerging Markets Bond Portfolio
1.60%
	12/31/2011	N/A	15.249	0
	12/31/2012	15.249	17.692	0
	12/31/2013	17.692	16.198	0
	12/31/2014	16.198	16.184	0
	12/31/2015	16.184	15.569	0
	12/31/2016	15.569	17.367	0
	12/31/2017	17.367	18.783	0
	12/31/2018	18.783	17.608	0
	12/31/2019	17.608	19.893	0
	12/31/2020	19.893	20.888	0
1.75%
	12/31/2011	N/A	15.097	0
	12/31/2012	15.097	17.490	0
	12/31/2013	17.490	15.989	0
	12/31/2014	15.989	15.951	0
	12/31/2015	15.951	15.322	0
	12/31/2016	15.322	17.065	0
	12/31/2017	17.065	18.429	0
	12/31/2018	18.429	17.250	0
	12/31/2019	17.250	19.459	0
	12/31/2020	19.459	20.403	0
1.90%
	12/31/2011	N/A	14.947	0
	12/31/2012	14.947	17.289	0
	12/31/2013	17.289	15.782	0
	12/31/2014	15.782	15.721	0
	12/31/2015	15.721	15.078	0
	12/31/2016	15.078	16.769	0
	12/31/2017	16.769	18.082	0
	12/31/2018	18.082	16.900	0
	12/31/2019	16.900	19.035	0
	12/31/2020	19.035	19.928	0
2.05%
	12/31/2011	N/A	14.798	0
	12/31/2012	14.798	17.091	0
	12/31/2013	17.091	15.578	0
	12/31/2014	15.578	15.494	0
	12/31/2015	15.494	14.839	0
	12/31/2016	14.839	16.478	0
	12/31/2017	16.478	17.741	0
	12/31/2018	17.741	16.557	0
	12/31/2019	16.557	18.621	0
	12/31/2020	18.621	19.465	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 49

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
1.60%
	12/31/2011	N/A	13.558	0
	12/31/2012	13.558	14.269	0
	12/31/2013	14.269	12.852	0
	12/31/2014	12.852	12.934	0
	12/31/2015	12.934	12.216	0
	12/31/2016	12.216	12.508	0
	12/31/2017	12.508	13.372	0
	12/31/2018	13.372	12.607	0
	12/31/2019	12.607	13.167	0
	12/31/2020	13.167	14.269	0
1.75%
	12/31/2011	N/A	13.423	0
	12/31/2012	13.423	14.105	0
	12/31/2013	14.105	12.685	0
	12/31/2014	12.685	12.748	0
	12/31/2015	12.748	12.021	0
	12/31/2016	12.021	12.290	0
	12/31/2017	12.290	13.120	0
	12/31/2018	13.120	12.350	0
	12/31/2019	12.350	12.880	0
	12/31/2020	12.880	13.938	0
1.90%
	12/31/2011	N/A	13.289	0
	12/31/2012	13.289	13.944	0
	12/31/2013	13.944	12.521	0
	12/31/2014	12.521	12.564	0
	12/31/2015	12.564	11.830	0
	12/31/2016	11.830	12.077	0
	12/31/2017	12.077	12.873	0
	12/31/2018	12.873	12.100	0
	12/31/2019	12.100	12.600	0
	12/31/2020	12.600	13.613	0
2.05%
	12/31/2011	N/A	13.157	0
	12/31/2012	13.157	13.784	0
	12/31/2013	13.784	12.359	0
	12/31/2014	12.359	12.383	0
	12/31/2015	12.383	11.642	0
	12/31/2016	11.642	11.867	0
	12/31/2017	11.867	12.631	0
	12/31/2018	12.631	11.854	0
	12/31/2019	11.854	12.325	0
	12/31/2020	12.325	13.297	0
PIMCO VIT Global Core Bond (Hedged) Portfolio
1.60%
	12/31/2011	N/A	9.801	43
	12/31/2012	9.801	10.241	47
	12/31/2013	10.241	9.762	59
	12/31/2014	9.762	9.463	64
	12/31/2015	9.463	8.844	19
	12/31/2016	8.844	9.295	0
	12/31/2017	9.295	9.540	0
	12/31/2018	9.540	9.486	0
	12/31/2019	9.486	10.073	0
	12/31/2020	10.073	10.716	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 50

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	N/A	9.791	0
	12/31/2012	9.791	10.216	4
	12/31/2013	10.216	9.723	4
	12/31/2014	9.723	9.411	4
	12/31/2015	9.411	8.783	4
	12/31/2016	8.783	9.216	4
	12/31/2017	9.216	9.445	4
	12/31/2018	9.445	9.378	4
	12/31/2019	9.378	9.942	4
	12/31/2020	9.942	10.562	3
1.90%
	12/31/2011	N/A	9.781	6
	12/31/2012	9.781	10.190	8
	12/31/2013	10.190	9.684	9
	12/31/2014	9.684	9.360	10
	12/31/2015	9.360	8.721	1
	12/31/2016	8.721	9.138	1
	12/31/2017	9.138	9.351	0
	12/31/2018	9.351	9.270	0
	12/31/2019	9.270	9.814	0
	12/31/2020	9.814	10.409	0
2.05%
	12/31/2011	N/A	9.771	1
	12/31/2012	9.771	10.164	1
	12/31/2013	10.164	9.645	0
	12/31/2014	9.645	9.308	0
	12/31/2015	9.308	8.660	0
	12/31/2016	8.660	9.061	0
	12/31/2017	9.061	9.258	0
	12/31/2018	9.258	9.164	0
	12/31/2019	9.164	9.687	0
	12/31/2020	9.687	10.259	0
PIMCO VIT High Yield Portfolio
1.60%
	12/31/2011	N/A	16.789	71
	12/31/2012	16.789	18.888	141
	12/31/2013	18.888	19.656	159
	12/31/2014	19.656	19.992	169
	12/31/2015	19.992	19.351	81
	12/31/2016	19.351	21.421	0
	12/31/2017	21.421	22.479	0
	12/31/2018	22.479	21.533	0
	12/31/2019	21.533	24.318	0
	12/31/2020	24.318	25.308	0
1.75%
	12/31/2011	N/A	15.868	10
	12/31/2012	15.868	17.825	18
	12/31/2013	17.825	18.522	23
	12/31/2014	18.522	18.811	24
	12/31/2015	18.811	18.180	25
	12/31/2016	18.180	20.095	27
	12/31/2017	20.095	21.056	28
	12/31/2018	21.056	20.139	26
	12/31/2019	20.139	22.709	26
	12/31/2020	22.709	23.599	26

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 51

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2011	N/A	15.599	27
	12/31/2012	15.599	17.497	56
	12/31/2013	17.497	18.154	64
	12/31/2014	18.154	18.409	71
	12/31/2015	18.409	17.765	41
	12/31/2016	17.765	19.607	0
	12/31/2017	19.607	20.513	0
	12/31/2018	20.513	19.591	0
	12/31/2019	19.591	22.058	0
	12/31/2020	22.058	22.888	0
2.05%
	12/31/2011	N/A	15.899	7
	12/31/2012	15.899	17.806	8
	12/31/2013	17.806	18.447	10
	12/31/2014	18.447	18.678	11
	12/31/2015	18.678	17.998	12
	12/31/2016	17.998	19.834	13
	12/31/2017	19.834	20.720	13
	12/31/2018	20.720	19.759	12
	12/31/2019	19.759	22.214	12
	12/31/2020	22.214	23.014	12
PIMCO VIT Long-Term U.S. Government Portfolio
1.60%
	12/31/2017	N/A	27.252	0
	12/31/2018	27.252	26.181	0
	12/31/2019	26.181	29.203	0
	12/31/2020	29.203	33.742	0
1.75%
	12/31/2017	N/A	26.499	0
	12/31/2018	26.499	25.419	0
	12/31/2019	25.419	28.311	0
	12/31/2020	28.311	32.662	0
1.90%
	12/31/2017	N/A	25.767	0
	12/31/2018	25.767	24.679	0
	12/31/2019	24.679	27.446	0
	12/31/2020	27.446	31.617	0
2.05%
	12/31/2017	N/A	25.055	0
	12/31/2018	25.055	23.961	0
	12/31/2019	23.961	26.607	0
	12/31/2020	26.607	30.605	0
PIMCO VIT Real Return Portfolio
1.60%
	12/31/2011	N/A	15.216	51
	12/31/2012	15.216	16.285	102
	12/31/2013	16.285	14.549	108
	12/31/2014	14.549	14.762	106
	12/31/2015	14.762	14.135	60
	12/31/2016	14.135	14.634	0
	12/31/2017	14.634	14.929	0
	12/31/2018	14.929	14.367	0
	12/31/2019	14.367	15.333	0
	12/31/2020	15.333	16.857	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 52

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	N/A	15.007	1
	12/31/2012	15.007	16.037	11
	12/31/2013	16.037	14.307	10
	12/31/2014	14.307	14.494	10
	12/31/2015	14.494	13.857	10
	12/31/2016	13.857	14.325	10
	12/31/2017	14.325	14.592	5
	12/31/2018	14.592	14.021	5
	12/31/2019	14.021	14.942	5
	12/31/2020	14.942	16.402	2
1.90%
	12/31/2011	N/A	14.825	44
	12/31/2012	14.825	15.819	77
	12/31/2013	15.819	14.090	53
	12/31/2014	14.090	14.254	46
	12/31/2015	14.254	13.607	20
	12/31/2016	13.607	14.045	1
	12/31/2017	14.045	14.286	0
	12/31/2018	14.286	13.706	0
	12/31/2019	13.706	14.584	0
	12/31/2020	14.584	15.986	0
2.05%
	12/31/2011	N/A	14.633	1
	12/31/2012	14.633	15.591	1
	12/31/2013	15.591	13.867	1
	12/31/2014	13.867	14.006	0
	12/31/2015	14.006	13.351	0
	12/31/2016	13.351	13.760	0
	12/31/2017	13.760	13.974	0
	12/31/2018	13.974	13.388	0
	12/31/2019	13.388	14.224	0
	12/31/2020	14.224	15.567	0
PIMCO VIT StocksPLUS Global Portfolio
1.60%
	12/31/2011	N/A	9.680	1
	12/31/2012	9.680	10.457	1
	12/31/2013	10.457	12.266	1
	12/31/2014	12.266	12.181	1
	12/31/2015	12.181	10.906	0
	12/31/2016	10.906	11.565	0
	12/31/2017	11.565	13.998	0
	12/31/2018	13.998	12.295	0
	12/31/2019	12.295	15.431	0
	12/31/2020	15.431	17.165	0
1.75%
	12/31/2011	N/A	9.656	0
	12/31/2012	9.656	10.415	0
	12/31/2013	10.415	12.199	0
	12/31/2014	12.199	12.095	0
	12/31/2015	12.095	10.814	0
	12/31/2016	10.814	11.450	0
	12/31/2017	11.450	13.838	0
	12/31/2018	13.838	12.136	0
	12/31/2019	12.136	15.209	0
	12/31/2020	15.209	16.892	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 53

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2011	N/A	9.632	1
	12/31/2012	9.632	10.373	1
	12/31/2013	10.373	12.132	0
	12/31/2014	12.132	12.011	0
	12/31/2015	12.011	10.722	0
	12/31/2016	10.722	11.336	0
	12/31/2017	11.336	13.680	0
	12/31/2018	13.680	11.979	0
	12/31/2019	11.979	14.989	0
	12/31/2020	14.989	16.623	0
2.05%
	12/31/2011	N/A	9.608	0
	12/31/2012	9.608	10.332	0
	12/31/2013	10.332	12.065	0
	12/31/2014	12.065	11.927	0
	12/31/2015	11.927	10.631	0
	12/31/2016	10.631	11.223	0
	12/31/2017	11.223	13.523	0
	12/31/2018	13.523	11.824	0
	12/31/2019	11.824	14.773	0
	12/31/2020	14.773	16.359	0
PIMCO VIT Total Return Portfolio
1.60%
	12/31/2011	N/A	18.432	87
	12/31/2012	18.432	19.880	195
	12/31/2013	19.880	19.181	220
	12/31/2014	19.181	19.685	193
	12/31/2015	19.685	19.460	83
	12/31/2016	19.460	19.664	0
	12/31/2017	19.664	20.305	0
	12/31/2018	20.305	19.875	0
	12/31/2019	19.875	21.197	0
	12/31/2020	21.197	22.666	0
1.75%
	12/31/2011	N/A	17.709	1
	12/31/2012	17.709	19.071	5
	12/31/2013	19.071	18.372	6
	12/31/2014	18.372	18.827	6
	12/31/2015	18.827	18.583	7
	12/31/2016	18.583	18.751	8
	12/31/2017	18.751	19.333	8
	12/31/2018	19.333	18.895	8
	12/31/2019	18.895	20.121	8
	12/31/2020	20.121	21.484	8
1.90%
	12/31/2011	N/A	17.409	17
	12/31/2012	17.409	18.719	57
	12/31/2013	18.719	18.007	54
	12/31/2014	18.007	18.424	48
	12/31/2015	18.424	18.159	30
	12/31/2016	18.159	18.295	0
	12/31/2017	18.295	18.835	0
	12/31/2018	18.835	18.381	0
	12/31/2019	18.381	19.544	0
	12/31/2020	19.544	20.836	0

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 54

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2011	N/A	17.561	1
	12/31/2012	17.561	18.854	3
	12/31/2013	18.854	18.110	2
	12/31/2014	18.110	18.502	2
	12/31/2015	18.502	18.208	2
	12/31/2016	18.208	18.317	2
	12/31/2017	18.317	18.829	2
	12/31/2018	18.829	18.347	2
	12/31/2019	18.347	19.480	2
	12/31/2020	19.480	20.736	2
Templeton Global Bond VIP Fund
1.60%
	12/31/2011	N/A	41.871	44
	12/31/2012	41.871	47.410	73
	12/31/2013	47.410	47.418	83
	12/31/2014	47.418	47.520	85
	12/31/2015	47.520	44.753	30
	12/31/2016	44.753	45.337	0
	12/31/2017	45.337	45.478	0
	12/31/2018	45.478	45.620	0
	12/31/2019	45.620	45.800	0
	12/31/2020	45.800	42.690	0
1.75%
	12/31/2011	N/A	40.495	1
	12/31/2012	40.495	45.784	4
	12/31/2013	45.784	45.722	5
	12/31/2014	45.722	45.753	5
	12/31/2015	45.753	43.024	5
	12/31/2016	43.024	43.520	6
	12/31/2017	43.520	43.590	6
	12/31/2018	43.590	43.660	5
	12/31/2019	43.660	43.766	5
	12/31/2020	43.766	40.734	5
1.90%
	12/31/2011	N/A	39.165	11
	12/31/2012	39.165	44.213	21
	12/31/2013	44.213	44.088	34
	12/31/2014	44.088	44.051	34
	12/31/2015	44.051	41.361	10
	12/31/2016	41.361	41.775	0
	12/31/2017	41.775	41.781	0
	12/31/2018	41.781	41.784	0
	12/31/2019	41.784	41.823	0
	12/31/2020	41.823	38.867	0
2.05%
	12/31/2011	N/A	37.711	1
	12/31/2012	37.711	42.508	3
	12/31/2013	42.508	42.323	3
	12/31/2014	42.323	42.225	3
	12/31/2015	42.225	39.587	3
	12/31/2016	39.587	39.924	3
	12/31/2017	39.924	39.869	3
	12/31/2018	39.869	39.812	3
	12/31/2019	39.812	39.790	3
	12/31/2020	39.790	36.921	3

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 55

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Templeton Growth VIP Fund
1.60%
	12/31/2011	N/A	20.418	20
	12/31/2012	20.418	24.325	23
	12/31/2013	24.325	31.317	19
	12/31/2014	31.317	29.952	18
	12/31/2015	29.952	27.565	3
	12/31/2016	27.565	29.737	0
	12/31/2017	29.737	34.680	0
	12/31/2018	34.680	29.059	0
	12/31/2019	29.059	32.932	0
	12/31/2020	32.932	34.287	0
1.75%
	12/31/2011	N/A	19.825	0
	12/31/2012	19.825	23.583	1
	12/31/2013	23.583	30.316	1
	12/31/2014	30.316	28.951	1
	12/31/2015	28.951	26.604	1
	12/31/2016	26.604	28.657	0
	12/31/2017	28.657	33.371	0
	12/31/2018	33.371	27.920	0
	12/31/2019	27.920	31.594	0
	12/31/2020	31.594	32.844	0
1.90%
	12/31/2011	N/A	19.318	8
	12/31/2012	19.318	22.945	8
	12/31/2013	22.945	29.452	6
	12/31/2014	29.452	28.084	6
	12/31/2015	28.084	25.768	1
	12/31/2016	25.768	27.715	0
	12/31/2017	27.715	32.226	0
	12/31/2018	32.226	26.921	0
	12/31/2019	26.921	30.418	0
	12/31/2020	30.418	31.574	0
2.05%
	12/31/2011	N/A	18.793	3
	12/31/2012	18.793	22.288	3
	12/31/2013	22.288	28.565	2
	12/31/2014	28.565	27.197	2
	12/31/2015	27.197	24.917	2
	12/31/2016	24.917	26.760	2
	12/31/2017	26.760	31.069	2
	12/31/2018	31.069	25.916	2
	12/31/2019	25.916	29.237	2
	12/31/2020	29.237	30.303	2

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix B
 56

Appendix C – Allianz Life Variable Account B Financial Statements

Allianz ConnectionsSM Statement of Additional Information – April 30, 2021
Appendix C
 57

ALLIANZ LIFE VARIABLE ACCOUNT B

of

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements

December 31, 2020

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Allianz Life Insurance Company of North America and the Contract Owners of Allianz Life Variable Account B of Allianz Life Insurance Company of North America.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America, indicated in the table below (other than: RCM Dynamic Multi‐Asset Plus VIT Fund, AZL Morgan Stanley Global Real Estate Fund Class 1 and AZL Morgan Stanley Global Real Estate Fund Class 2, which do not present statements of assets and liabilities) as of December 31, 2020, the related statements of operations for the year then ended (other than: RCM Dynamic Multi‐Asset Plus VIT Fund, which is for the period January 1, 2020 to April 24, 2020 (date of merger with AZL MVP Moderate Index Strategy Fund) AZL Morgan Stanley Global Real Estate Fund Class 1 and AZL Morgan Stanley Global Real Estate Fund Class 2, which is for the period January 1, 2020 to August 21, 2020 (date of both mergers with AZL S&P 500 Index Fund)), and the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America (other than: RCM Dynamic Multi‐Asset Plus VIT Fund, AZL Morgan Stanley Global Real Estate Fund Class 1, and AZL Morgan Stanley Global Real Estate Fund Class 2, which do not present statements of assets and liabilities) as of December 31, 2020, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2020 (other than: RCM Dynamic Multi‐Asset Plus VIT Fund, which is for the period January 1, 2020 to April 24, 2020 (date of merger with AZL MVP Moderate Index Strategy Fund) AZL Morgan Stanley Global Real Estate Fund Class 1 and AZL Morgan Stanley Global Real Estate Fund Class 2, which is for the period January 1, 2020 to August 21, 2020 (date of both mergers with AZL S&P 500 Index Fund)), in conformity with accounting principles generally accepted in the United States of America.

Subaccounts of Allianz Life Variable Account B
AZL Balanced Index Strategy Fund	AZL Russell 1000 Value Index Fund Class 2	Ivy VIP Growth Portfolio
AZL DFA Five-Year Global Fixed Income Fund	AZL S&P 500 Index Fund	Ivy VIP Mid Cap Growth Portfolio
AZL DFA Multi-Strategy Fund	AZL Small Cap Stock Index Fund Class 1	Ivy VIP Natural Resources Portfolio
AZL Enhanced Bond Index Fund	AZL Small Cap Stock Index Fund Class 2	Ivy VIP Science and Technology Portfolio
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	AZL T. Rowe Price Capital Appreciation Fund	JPMorgan Insurance Trust Core Bond Portfolio
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	BlackRock Equity Dividend V.I. Fund	Lazard Retirement International Equity Portfolio
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	BlackRock Global Allocation V.I. Fund	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

AZL Gateway Fund	BNY Mellon VIF Appreciation Portfolio	MFS International Intrinsic Value Portfolio
AZL Government Money Market Fund	ClearBridge Variable Aggressive Growth Portfolio	MFS VIT Total Return Bond Portfolio
AZL International Index Fund Class 1	Columbia Variable Portfolio – Seligman Global Technology Fund	MFS VIT Utilities Portfolio
AZL International Index Fund Class 2	Davis VA Financial Portfolio	PIMCO VIT All Asset Portfolio
AZL MetWest Total Return Bond Fund	Davis VA Real Estate Portfolio	PIMCO VIT Balanced Allocation Portfolio
AZL Mid Cap Index Fund Class 1	Eaton Vance VT Floating-Rate Income Fund	PIMCO VIT CommodityRealReturn Strategy Portfolio
AZL Mid Cap Index Fund Class 2	Fidelity VIP Emerging Markets Portfolio	PIMCO VIT Dynamic Bond Portfolio
AZL Moderate Index Strategy Fund	Fidelity VIP FundsManager 50% Portfolio	PIMCO VIT Emerging Markets Bond Portfolio
AZL MSCI Emerging Markets Equity Index Class 1	Fidelity VIP FundsManager 60% Portfolio	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
AZL MSCI Emerging Markets Equity Index Class 2	Fidelity VIP Mid Cap Portfolio	PIMCO VIT Global Core Bond (Hedged) Portfolio
AZL MSCI Global Equity Index Fund	Fidelity VIP Strategic Income Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio
AZL MVP Balanced Index Strategy Fund	Franklin Allocation VIP Fund	PIMCO VIT High Yield Portfolio
AZL MVP DFA Multi-Strategy Fund	Franklin Income VIP Fund	PIMCO VIT Long-Term U.S. Government Portfolio
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	Franklin Mutual Shares VIP Fund	PIMCO VIT Low Duration Portfolio
AZL MVP Fusion Dynamic Balanced Fund	Franklin Rising Dividends VIP Fund	PIMCO VIT Real Return Portfolio
AZL MVP Fusion Dynamic Conservative Fund	Franklin Strategic Income VIP Fund	PIMCO VIT StocksPlus Global Portfolio
AZL MVP Fusion Dynamic Moderate Fund	Franklin U.S. Government Securities VIP Fund	PIMCO VIT Total Return Portfolio

AZL MVP Global Balanced Index Strategy Fund	Invesco Oppenheimer V.I. Global Strategic Income Fund	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio
AZL MVP Growth Index Strategy Fund	Invesco Oppenheimer V.I. International Growth Fund	T. Rowe Price Blue Chip Growth Portfolio
AZL MVP Moderate Index Strategy Fund	Invesco V.I. American Value Fund	T. Rowe Price Equity Income Portfolio
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	Invesco V.I. Balanced-Risk Allocation Fund	T. Rowe Price Health Sciences Portfolio
AZL Russell 1000 Growth Index Fund Class 1	Ivy VIP Asset Strategy Portfolio	Templeton Global Bond VIP Fund
AZL Russell 1000 Growth Index Fund Class 2	Ivy VIP Energy Portfolio	Templeton Growth VIP Fund
AZL Russell 1000 Value Index Fund Class 1

Basis for Opinions

These financial statements are the responsibility of the Allianz Life Insurance Company of North America management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, MN
March 29, 2021

We have served as the auditor of one or more of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America since 2019.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	AZL Balanced Index Strategy Fund	AZL DFA Five-Year Global Fixed Income Fund	AZL DFA Multi-Strategy Fund	AZL Enhanced Bond Index Fund	AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Assets:
Investments at Net Asset Value	$388,701	$15,880	$852,984	$26,081	$290,007
Total Assets	388,701	15,880	852,984	26,081	290,007

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	388,701	15,880	852,984	26,081	290,007

Net Assets:
Contracts in Accumulation Period	388,634	15,880	852,785	26,081	289,875
Contracts in Annuity Payment Period	67	—	199	—	132
Total Net Assets	$388,701	$15,880	$852,984	$26,081	$290,007

Investment Shares	22,237	1,646	58,745	2,214	20,084
Investments at Cost	$333,250	$16,357	$820,108	$24,733	$250,645

	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	AZL Gateway Fund	AZL Government Money Market Fund	AZL International Index Fund Class 1
Assets:
Investments at Net Asset Value	$20,327	$157,259	$68,305	$585,305	$95,192
Total Assets	20,327	157,259	68,305	585,305	95,192

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	20,327	157,259	68,305	585,305	95,192

Net Assets:
Contracts in Accumulation Period	20,278	157,256	68,305	584,066	94,880
Contracts in Annuity Payment Period	49	3	—	1,239	312
Total Net Assets	$20,327	$157,259	$68,305	$585,305	$95,192

Investment Shares	1,894	14,219	4,675	585,305	8,095
Investments at Cost	$18,992	$147,331	$57,253	$585,304	$82,084
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	AZL International Index Fund Class 2	AZL MetWest Total Return Bond Fund	AZL Mid Cap Index Fund Class 1	AZL Mid Cap Index Fund Class 2	AZL Moderate Index Strategy Fund
Assets:
Investments at Net Asset Value	$410,582	$35,007	$47,856	$416,121	$576,533
Total Assets	410,582	35,007	47,856	416,121	576,533

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	410,582	35,007	47,856	416,121	576,533

Net Assets:
Contracts in Accumulation Period	410,074	35,007	47,691	416,042	576,139
Contracts in Annuity Payment Period	508	—	165	79	394
Total Net Assets	$410,582	$35,007	$47,856	$416,121	$576,533

Investment Shares	23,556	3,194	5,697	17,295	40,601
Investments at Cost	$343,282	$33,701	$52,318	$343,827	$547,243

	AZL MSCI Emerging Markets Equity Index Class 1	AZL MSCI Emerging Markets Equity Index Class 2	AZL MSCI Global Equity Index Fund	AZL MVP Balanced Index Strategy Fund	AZL MVP DFA Multi-Strategy Fund
Assets:
Investments at Net Asset Value	$16,447	$102,936	$4,531	$278,234	$81,082
Total Assets	16,447	102,936	4,531	278,234	81,082

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	16,447	102,936	4,531	278,234	81,082

Net Assets:
Contracts in Accumulation Period	16,412	102,902	4,531	278,234	81,082
Contracts in Annuity Payment Period	35	34	—	—	—
Total Net Assets	$16,447	$102,936	$4,531	$278,234	$81,082

Investment Shares	1,926	12,053	316	19,817	7,002
Investments at Cost	$10,160	$84,281	$3,607	$248,232	$74,860
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	AZL MVP Fusion Dynamic Balanced Fund	AZL MVP Fusion Dynamic Conservative Fund	AZL MVP Fusion Dynamic Moderate Fund	AZL MVP Global Balanced Index Strategy Fund
Assets:
Investments at Net Asset Value	$221,761	$751,880	$218,170	$1,688,704	$628,373
Total Assets	221,761	751,880	218,170	1,688,704	628,373

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	221,761	751,880	218,170	1,688,704	628,373

Net Assets:
Contracts in Accumulation Period	221,761	751,474	218,158	1,688,298	628,373
Contracts in Annuity Payment Period	—	406	12	406	—
Total Net Assets	$221,761	$751,880	$218,170	$1,688,704	$628,373

Investment Shares	17,059	68,291	18,287	153,798	51,046
Investments at Cost	$201,413	$765,414	$216,350	$1,680,996	$583,285

	AZL MVP Growth Index Strategy Fund	AZL MVP Moderate Index Strategy Fund	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	AZL Russell 1000 Growth Index Fund Class 1	AZL Russell 1000 Growth Index Fund Class 2
Assets:
Investments at Net Asset Value	$2,254,083	$467,774	$1,192,293	$65,837	$670,828
Total Assets	2,254,083	467,774	1,192,293	65,837	670,828

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	2,254,083	467,774	1,192,293	65,837	670,828

Net Assets:
Contracts in Accumulation Period	2,253,335	467,774	1,192,293	65,607	670,617
Contracts in Annuity Payment Period	748	—	—	230	211
Total Net Assets	$2,254,083	$467,774	$1,192,293	$65,837	$670,828

Investment Shares	142,935	30,958	84,740	4,485	31,778
Investments at Cost	$1,974,106	$412,791	$992,940	$47,118	$444,673
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	AZL Russell 1000 Value Index Fund Class 1	AZL Russell 1000 Value Index Fund Class 2	AZL S&P 500 Index Fund	AZL Small Cap Stock Index Fund Class 1	AZL Small Cap Stock Index Fund Class 2
Assets:
Investments at Net Asset Value	$132,301	$383,626	$911,458	$42,048	$443,512
Total Assets	132,301	383,626	911,458	42,048	443,512

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	132,301	383,626	911,458	42,048	443,512

Net Assets:
Contracts in Accumulation Period	131,768	383,455	910,935	41,917	443,307
Contracts in Annuity Payment Period	533	171	523	131	205
Total Net Assets	$132,301	$383,626	$911,458	$42,048	$443,512

Investment Shares	14,667	30,739	44,753	4,308	32,279
Investments at Cost	$141,756	$375,123	$633,829	$42,097	$391,346

	AZL T. Rowe Price Capital Appreciation Fund	BlackRock Equity Dividend V.I. Fund	BlackRock Global Allocation V.I. Fund	BNY Mellon VIF Appreciation Portfolio	ClearBridge Variable Aggressive Growth Portfolio
Assets:
Investments at Net Asset Value	$610,525	$1,170	$1,127,675	$62	$1,275
Total Assets	610,525	1,170	1,127,675	62	1,275

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	610,525	1,170	1,127,675	62	1,275

Net Assets:
Contracts in Accumulation Period	610,410	1,170	1,127,607	62	1,275
Contracts in Annuity Payment Period	115	—	68	—	—
Total Net Assets	$610,525	$1,170	$1,127,675	$62	$1,275

Investment Shares	28,880	100	69,225	1	43
Investments at Cost	$466,530	$1,067	$978,015	$55	$1,213
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	Columbia Variable Portfolio – Seligman Global Technology Fund	Davis VA Financial Portfolio	Davis VA Real Estate Portfolio	Eaton Vance VT Floating-Rate Income Fund	Fidelity VIP Emerging Markets Portfolio
Assets:
Investments at Net Asset Value	$1,446	$39,297	$206	$1,148	$4,563
Total Assets	1,446	39,297	206	1,148	4,563

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	1,446	39,297	206	1,148	4,563

Net Assets:
Contracts in Accumulation Period	1,417	39,296	206	1,148	4,563
Contracts in Annuity Payment Period	29	1	—	—	—
Total Net Assets	$1,446	$39,297	$206	$1,148	$4,563

Investment Shares	46	3,347	15	127	310
Investments at Cost	$887	$40,246	$180	$1,173	$3,548

	Fidelity VIP FundsManager 50% Portfolio	Fidelity VIP FundsManager 60% Portfolio	Fidelity VIP Mid Cap Portfolio	Fidelity VIP Strategic Income Portfolio	Franklin Allocation VIP Fund
Assets:
Investments at Net Asset Value	$21,338	$83,695	$611	$2,076	$91,318
Total Assets	21,338	83,695	611	2,076	91,318

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	21,338	83,695	611	2,076	91,318

Net Assets:
Contracts in Accumulation Period	21,338	83,613	611	2,076	91,300
Contracts in Annuity Payment Period	—	82	—	—	18
Total Net Assets	$21,338	$83,695	$611	$2,076	$91,318

Investment Shares	1,579	7,400	16	178	16,817
Investments at Cost	$18,432	$79,602	$525	$2,031	$104,770
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	Franklin Income VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund
Assets:
Investments at Net Asset Value	$938,004	$296,587	$218,720	$701	$180,119
Total Assets	938,004	296,587	218,720	701	180,119

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	938,004	296,587	218,720	701	180,119

Net Assets:
Contracts in Accumulation Period	937,311	296,230	218,067	701	179,616
Contracts in Annuity Payment Period	693	357	653	—	503
Total Net Assets	$938,004	$296,587	$218,720	$701	$180,119

Investment Shares	62,102	17,815	7,392	68	14,843
Investments at Cost	$934,342	$303,775	$155,891	$760	$187,099

	Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. American Value Fund	Invesco V.I. Balanced-Risk Allocation Fund	Ivy VIP Asset Strategy Portfolio
Assets:
Investments at Net Asset Value	$2,167	$1,336	$422	$394	$976
Total Assets	2,167	1,336	422	394	976

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	2,167	1,336	422	394	976

Net Assets:
Contracts in Accumulation Period	2,163	1,336	422	394	976
Contracts in Annuity Payment Period	4	—	—	—	—
Total Net Assets	$2,167	$1,336	$422	$394	$976

Investment Shares	448	439	27	38	93
Investments at Cost	$2,295	$1,134	$419	$435	$1,012
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	Ivy VIP Energy Portfolio	Ivy VIP Growth Portfolio	Ivy VIP Mid Cap Growth Portfolio	Ivy VIP Natural Resources Portfolio	Ivy VIP Science and Technology Portfolio
Assets:
Investments at Net Asset Value	$43	$506	$889	$59	$1,046
Total Assets	43	506	889	59	1,046

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	43	506	889	59	1,046

Net Assets:
Contracts in Accumulation Period	43	506	889	59	1,046
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$43	$506	$889	$59	$1,046

Investment Shares	17	40	51	18	29
Investments at Cost	$106	$432	$595	$78	$775

	JPMorgan Insurance Trust Core Bond Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	MFS International Intrinsic Value Portfolio	MFS VIT Total Return Bond Portfolio
Assets:
Investments at Net Asset Value	$25,385	$283	$536	$2,598	$36,398
Total Assets	25,385	283	536	2,598	36,398

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	25,385	283	536	2,598	36,398

Net Assets:
Contracts in Accumulation Period	25,385	283	536	2,598	36,398
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$25,385	$283	$536	$2,598	$36,398

Investment Shares	2,166	27	33	75	2,626
Investments at Cost	$23,796	$320	$465	$1,743	$34,517
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	MFS VIT Utilities Portfolio	PIMCO VIT All Asset Portfolio	PIMCO VIT Balanced Allocation Portfolio	PIMCO VIT CommodityRealReturn Strategy Portfolio	PIMCO VIT Dynamic Bond Portfolio
Assets:
Investments at Net Asset Value	$107	$288,825	$75,819	$38,457	$145,668
Total Assets	107	288,825	75,819	38,457	145,668

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	107	288,825	75,819	38,457	145,668

Net Assets:
Contracts in Accumulation Period	107	288,740	75,819	38,455	145,657
Contracts in Annuity Payment Period	—	85	—	2	11
Total Net Assets	$107	$288,825	$75,819	$38,457	$145,668

Investment Shares	3	26,091	7,340	6,357	13,755
Investments at Cost	$99	$276,954	$70,251	$60,863	$142,020

	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT Global Core Bond (Hedged) Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio	PIMCO VIT High Yield Portfolio
Assets:
Investments at Net Asset Value	$86,204	$47,778	$79,472	$130,814	$481,389
Total Assets	86,204	47,778	79,472	130,814	481,389

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	86,204	47,778	79,472	130,814	481,389

Net Assets:
Contracts in Accumulation Period	86,201	47,735	79,472	130,724	481,276
Contracts in Annuity Payment Period	3	43	—	90	113
Total Net Assets	$86,204	$47,778	$79,472	$130,814	$481,389

Investment Shares	6,414	3,919	7,884	9,948	60,098
Investments at Cost	$84,154	$48,707	$76,235	$119,844	$468,149
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	PIMCO VIT Long-Term U.S. Government Portfolio	PIMCO VIT Low Duration Portfolio	PIMCO VIT Real Return Portfolio	PIMCO VIT StocksPLUS Global Portfolio	PIMCO VIT Total Return Portfolio
Assets:
Investments at Net Asset Value	$5,405	$6,668	$261,562	$231,036	$800,296
Total Assets	5,405	6,668	261,562	231,036	800,296

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	5,405	6,668	261,562	231,036	800,296

Net Assets:
Contracts in Accumulation Period	5,405	6,668	261,513	230,885	800,174
Contracts in Annuity Payment Period	—	—	49	151	122
Total Net Assets	$5,405	$6,668	$261,562	$231,036	$800,296

Investment Shares	366	642	18,790	26,038	69,051
Investments at Cost	$5,224	$6,617	$247,057	$229,795	$765,451

	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Income Portfolio	T. Rowe Price Health Sciences Portfolio	Templeton Global Bond VIP Fund
Assets:
Investments at Net Asset Value	$62	$4,230	$917	$1,004	$463,529
Total Assets	62	4,230	917	1,004	463,529

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	62	4,230	917	1,004	463,529

Net Assets:
Contracts in Accumulation Period	62	4,230	917	1,004	463,364
Contracts in Annuity Payment Period	—	—	—	—	165
Total Net Assets	$62	$4,230	$917	$1,004	$463,529

Investment Shares	5	87	35	17	33,501
Investments at Cost	$63	$2,897	$912	$651	$574,224
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	Templeton Growth VIP Fund	Total All Funds
Assets:
Investments at Net Asset Value	$207,398	$21,592,232
Total Assets	207,398	21,592,232

Liabilities:
Total Liabilities	—	—
Net Assets:	207,398	21,592,232

Net Assets:
Contracts in Accumulation Period	207,074	21,581,759
Contracts in Annuity Payment Period	324	10,473
Total Net Assets	$207,398	$21,592,232

Investment Shares	18,472	2,125,938
Investments at Cost	$216,542	$19,725,777

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	AZL Balanced Index Strategy Fund	AZL DFA Five-Year Global Fixed Income Fund	AZL DFA Multi-Strategy Fund	AZL Enhanced Bond Index Fund

Investment Income:
Dividends Reinvested in Fund Shares	$7,082	$392	$25,157	$648

Expenses:
Mortality and Expense Risk and Administrative Charges	7,013	286	15,050	398
Investment Income (Loss), Net	69	106	10,107	250
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	12,682	—	44,869	—
Realized Gains (Losses) on Sales of Investments, Net	4,698	(195)	(3,969)	668
Realized Gains (Losses) on Investments, Net	17,380	(195)	40,900	668
Net Change in Unrealized Appreciation
(Depreciation) on Investments	17,613	(107)	12,995	740
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	34,993	(302)	53,895	1,408
Net Increase (Decrease) in Net Assets From Operations	$35,062	$(196)	$64,002	$1,658

	AZL Fidelity Institutional Asset Management Multi-Strategy Fund	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	AZL Gateway Fund

Investment Income:
Dividends Reinvested in Fund Shares	$6,736	$731	$5,056	$697

Expenses:
Mortality and Expense Risk and Administrative Charges	4,841	290	2,873	1,200
Investment Income (Loss), Net	1,895	441	2,183	(503)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	8,083	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	4,006	84	1,966	1,898
Realized Gains (Losses) on Investments, Net	12,089	84	1,966	1,898
Net Change in Unrealized Appreciation
(Depreciation) on Investments	14,815	895	5,913	2,125
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	26,904	979	7,879	4,023
Net Increase (Decrease) in Net Assets From Operations	$28,799	$1,420	$10,062	$3,520
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	AZL Government Money Market Fund	AZL International Index Fund Class 1	AZL International Index Fund Class 2	AZL MetWest Total Return Bond Fund

Investment Income:
Dividends Reinvested in Fund Shares	$850	$4,311	$11,749	$884

Expenses:
Mortality and Expense Risk and Administrative Charges	6,532	1,415	7,716	487
Investment Income (Loss), Net	(5,682)	2,896	4,033	397
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	248	737	556
Realized Gains (Losses) on Sales of Investments, Net	—	312	1,971	839
Realized Gains (Losses) on Investments, Net	—	560	2,708	1,395
Net Change in Unrealized Appreciation
(Depreciation) on Investments	—	864	10,012	249
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	—	1,424	12,720	1,644
Net Increase (Decrease) in Net Assets From Operations	$(5,682)	$4,320	$16,753	$2,041

	AZL Mid Cap Index Fund Class 1	AZL Mid Cap Index Fund Class 2	AZL Moderate Index Strategy Fund	AZL Morgan Stanley Global Real Estate Fund Class 1
				(A)
Investment Income:
Dividends Reinvested in Fund Shares	$1,593	$4,339	$10,610	$908

Expenses:
Mortality and Expense Risk and Administrative Charges	587	7,418	10,624	136
Investment Income (Loss), Net	1,006	(3,079)	(14)	772
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	3,277	11,174	19,656	—
Realized Gains (Losses) on Sales of Investments, Net	(1,218)	(1,754)	(4,813)	(6,872)
Realized Gains (Losses) on Investments, Net	2,059	9,420	14,843	(6,872)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,165	37,047	39,449	1,107
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	4,224	46,467	54,292	(5,765)
Net Increase (Decrease) in Net Assets From Operations	$5,230	$43,388	$54,278	$(4,993)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	AZL Morgan Stanley Global Real Estate Fund Class 2	AZL MSCI Emerging Markets Equity Index Class 1	AZL MSCI Emerging Markets Equity Index Class 2	AZL MSCI Global Equity Index Fund
	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$3,465	$528	$3,033	$36

Expenses:
Mortality and Expense Risk and Administrative Charges	841	207	1,913	54
Investment Income (Loss), Net	2,624	321	1,120	(18)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	533	3,337	—
Realized Gains (Losses) on Sales of Investments, Net	(23,004)	704	27	172
Realized Gains (Losses) on Investments, Net	(23,004)	1,237	3,364	172
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(679)	420	7,610	297
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(23,683)	1,657	10,974	469
Net Increase (Decrease) in Net Assets From Operations	$(21,059)	$1,978	$12,094	$451

	AZL MVP Balanced Index Strategy Fund	AZL MVP DFA Multi-Strategy Fund	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	AZL MVP Fusion Dynamic Balanced Fund

Investment Income:
Dividends Reinvested in Fund Shares	$5,275	$2,313	$5,826	$17,685

Expenses:
Mortality and Expense Risk and Administrative Charges	3,902	1,151	3,151	13,513
Investment Income (Loss), Net	1,373	1,162	2,675	4,172
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	7,197	3,321	—	23,467
Realized Gains (Losses) on Sales of Investments, Net	2,651	410	1,370	(9,848)
Realized Gains (Losses) on Investments, Net	9,848	3,731	1,370	13,619
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(688)	(3,460)	7,071	(8,926)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	9,160	271	8,441	4,693
Net Increase (Decrease) in Net Assets From Operations	$10,533	$1,433	$11,116	$8,865
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	AZL MVP Fusion Dynamic Conservative Fund	AZL MVP Fusion Dynamic Moderate Fund	AZL MVP Global Balanced Index Strategy Fund	AZL MVP Growth Index Strategy Fund

Investment Income:
Dividends Reinvested in Fund Shares	$4,911	$35,164	$55,930	$39,824

Expenses:
Mortality and Expense Risk and Administrative Charges	3,712	28,758	8,927	36,059
Investment Income (Loss), Net	1,199	6,406	47,003	3,765
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	5,403	59,899	17,364	88,365
Realized Gains (Losses) on Sales of Investments, Net	(1,303)	(15,430)	8,204	24,669
Realized Gains (Losses) on Investments, Net	4,100	44,469	25,568	113,034
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,190	(16,371)	(37,738)	(62,172)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	5,290	28,098	(12,170)	50,862
Net Increase (Decrease) in Net Assets From Operations	$6,489	$34,504	$34,833	$54,627

	AZL MVP Moderate Index Strategy Fund	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	AZL Russell 1000 Growth Index Fund Class 1	AZL Russell 1000 Growth Index Fund Class 2

Investment Income:
Dividends Reinvested in Fund Shares	$8,325	$31,219	$649	$3,363

Expenses:
Mortality and Expense Risk and Administrative Charges	6,486	16,313	823	12,131
Investment Income (Loss), Net	1,839	14,906	(174)	(8,768)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	14,655	35,581	4,180	30,878
Realized Gains (Losses) on Sales of Investments, Net	4,860	16,625	1,352	35,361
Realized Gains (Losses) on Investments, Net	19,515	52,206	5,532	66,239
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,339	3,467	13,098	128,022
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	20,854	55,673	18,630	194,261
Net Increase (Decrease) in Net Assets From Operations	$22,693	$70,579	$18,456	$185,493
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	AZL Russell 1000 Value Index Fund Class 1	AZL Russell 1000 Value Index Fund Class 2	AZL S&P 500 Index Fund	AZL Small Cap Stock Index Fund Class 1

Investment Income:
Dividends Reinvested in Fund Shares	$3,738	$7,142	$13,428	$672

Expenses:
Mortality and Expense Risk and Administrative Charges	1,908	7,108	15,638	661
Investment Income (Loss), Net	1,830	34	(2,210)	11
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	7,941	17,187	30,167	2,458
Realized Gains (Losses) on Sales of Investments, Net	(3,153)	(9,684)	49,372	(1,072)
Realized Gains (Losses) on Investments, Net	4,788	7,503	79,539	1,386
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(8,039)	(13,518)	37,081	1,365
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(3,251)	(6,015)	116,620	2,751
Net Increase (Decrease) in Net Assets From Operations	$(1,421)	$(5,981)	$114,410	$2,762

	AZL Small Cap Stock Index Fund Class 2	AZL T. Rowe Price Capital Appreciation Fund	BlackRock Equity Dividend V.I. Fund	BlackRock Global Allocation V.I. Fund

Investment Income:
Dividends Reinvested in Fund Shares	$4,204	$7,589	$26	$12,912

Expenses:
Mortality and Expense Risk and Administrative Charges	7,861	11,630	4	19,223
Investment Income (Loss), Net	(3,657)	(4,041)	22	(6,311)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	19,426	40,180	40	63,668
Realized Gains (Losses) on Sales of Investments, Net	(12,841)	25,281	9	12,033
Realized Gains (Losses) on Investments, Net	6,585	65,461	49	75,701
Net Change in Unrealized Appreciation
(Depreciation) on Investments	28,801	14,813	14	110,754
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	35,386	80,274	63	186,455
Net Increase (Decrease) in Net Assets From Operations	$31,729	$76,233	$85	$180,144
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	BNY Mellon VIF Appreciation Portfolio	ClearBridge Variable Aggressive Growth Portfolio	Columbia Variable Portfolio – Seligman Global Technology Fund	Davis VA Financial Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$—	$7	$—	$529

Expenses:
Mortality and Expense Risk and Administrative Charges	—	3	20	771
Investment Income (Loss), Net	—	4	(20)	(242)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	4	112	87	2,301
Realized Gains (Losses) on Sales of Investments, Net	—	3	38	(1,726)
Realized Gains (Losses) on Investments, Net	4	115	125	575
Net Change in Unrealized Appreciation
(Depreciation) on Investments	7	77	345	(4,229)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	11	192	470	(3,654)
Net Increase (Decrease) in Net Assets From Operations	$11	$196	$450	$(3,896)

	Davis VA Real Estate Portfolio	Eaton Vance VT Floating-Rate Income Fund	Fidelity VIP Emerging Markets Portfolio	Fidelity VIP FundsManager 50% Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$4	$44	$27	$205

Expenses:
Mortality and Expense Risk and Administrative Charges	3	4	11	365
Investment Income (Loss), Net	1	40	16	(160)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	1	—	560	464
Realized Gains (Losses) on Sales of Investments, Net	7	(78)	35	176
Realized Gains (Losses) on Investments, Net	8	(78)	595	640
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(32)	(6)	258	1,822
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(24)	(84)	853	2,462
Net Increase (Decrease) in Net Assets From Operations	$(23)	$(44)	$869	$2,302
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	Fidelity VIP FundsManager 60% Portfolio	Fidelity VIP Mid Cap Portfolio	Fidelity VIP Strategic Income Portfolio	Franklin Allocation VIP Fund

Investment Income:
Dividends Reinvested in Fund Shares	$721	$2	$61	$1,273

Expenses:
Mortality and Expense Risk and Administrative Charges	1,484	1	5	2,004
Investment Income (Loss), Net	(763)	1	56	(731)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	2,024	—	19	22,674
Realized Gains (Losses) on Sales of Investments, Net	(1,032)	(3)	(10)	(2,972)
Realized Gains (Losses) on Investments, Net	992	(3)	9	19,702
Net Change in Unrealized Appreciation
(Depreciation) on Investments	9,242	99	38	(11,856)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	10,234	96	47	7,846
Net Increase (Decrease) in Net Assets From Operations	$9,471	$97	$103	$7,115

	Franklin Income VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin Strategic Income VIP Fund

Investment Income:
Dividends Reinvested in Fund Shares	$54,128	$7,916	$2,686	$35

Expenses:
Mortality and Expense Risk and Administrative Charges	15,549	5,483	3,508	2
Investment Income (Loss), Net	38,579	2,433	(822)	33
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	763	10,805	10,365	—
Realized Gains (Losses) on Sales of Investments, Net	(10,847)	(13,218)	4,586	(5)
Realized Gains (Losses) on Investments, Net	(10,084)	(2,413)	14,951	(5)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(47,157)	(27,657)	11,482	(6)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(57,241)	(30,070)	26,433	(11)
Net Increase (Decrease) in Net Assets From Operations	$(18,662)	$(27,637)	$25,611	$22
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	Franklin U.S. Government Securities VIP Fund	Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. American Value Fund

Investment Income:
Dividends Reinvested in Fund Shares	$6,543	$120	$5	$2

Expenses:
Mortality and Expense Risk and Administrative Charges	3,336	38	3	1
Investment Income (Loss), Net	3,207	82	2	1
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	11	4
Realized Gains (Losses) on Sales of Investments, Net	(1,224)	(82)	3	(172)
Realized Gains (Losses) on Investments, Net	(1,224)	(82)	14	(168)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,056	15	142	29
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	832	(67)	156	(139)
Net Increase (Decrease) in Net Assets From Operations	$4,039	$15	$158	$(138)

	Invesco V.I. Balanced-Risk Allocation Fund	Ivy VIP Asset Strategy Portfolio	Ivy VIP Energy Portfolio	Ivy VIP Growth Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$28	$18	$1	$—

Expenses:
Mortality and Expense Risk and Administrative Charges	1	3	—	1
Investment Income (Loss), Net	27	15	1	(1)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	19	15	—	60
Realized Gains (Losses) on Sales of Investments, Net	(4)	(5)	(62)	3
Realized Gains (Losses) on Investments, Net	15	10	(62)	63
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(8)	89	8	61
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	7	99	(54)	124
Net Increase (Decrease) in Net Assets From Operations	$34	$114	$(53)	$123
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	Ivy VIP Mid Cap Growth Portfolio	Ivy VIP Natural Resources Portfolio	Ivy VIP Science and Technology Portfolio	JPMorgan Insurance Trust Core Bond Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	—	1	$—	$445

Expenses:
Mortality and Expense Risk and Administrative Charges	2	—	3	359
Investment Income (Loss), Net	(2)	1	(3)	86
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	41	—	123	—
Realized Gains (Losses) on Sales of Investments, Net	44	(2)	111	282
Realized Gains (Losses) on Investments, Net	85	(2)	234	282
Net Change in Unrealized Appreciation
(Depreciation) on Investments	197	(4)	49	1,029
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	282	(6)	283	1,311
Net Increase (Decrease) in Net Assets From Operations	$280	$(5)	$280	$1,397

	Lazard Retirement International Equity Portfolio	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	MFS International Intrinsic Value Portfolio	MFS VIT Total Return Bond Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$5	$1	$18	$1,145

Expenses:
Mortality and Expense Risk and Administrative Charges	1	7	7	511
Investment Income (Loss), Net	4	(6)	11	634
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	8	30	47	—
Realized Gains (Losses) on Sales of Investments, Net	(1)	(334)	71	356
Realized Gains (Losses) on Investments, Net	7	(304)	118	356
Net Change in Unrealized Appreciation
(Depreciation) on Investments	10	21	307	1,197
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	17	(283)	425	1,553
Net Increase (Decrease) in Net Assets From Operations	$21	$(289)	$436	$2,187
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	MFS VIT Utilities Portfolio	PIMCO VIT All Asset Portfolio	PIMCO VIT Balanced Allocation Portfolio	PIMCO VIT CommodityRealReturn Strategy Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$6	$13,793	$720	$2,282

Expenses:
Mortality and Expense Risk and Administrative Charges	1	4,847	1,078	764
Investment Income (Loss), Net	5	8,946	(358)	1,518
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	7	—	5,412	—
Realized Gains (Losses) on Sales of Investments, Net	(8)	(2,757)	(13)	(7,826)
Realized Gains (Losses) on Investments, Net	(1)	(2,757)	5,399	(7,826)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(21)	9,125	1,455	5,972
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(22)	6,368	6,854	(1,854)
Net Increase (Decrease) in Net Assets From Operations	$(17)	$15,314	$6,496	$(336)

	PIMCO VIT Dynamic Bond Portfolio	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT Global Core Bond (Hedged) Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$4,306	$3,962	$1,168	$4,923

Expenses:
Mortality and Expense Risk and Administrative Charges	2,358	1,577	912	1,267
Investment Income (Loss), Net	1,948	2,385	256	3,656
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	(434)	(599)	(1,392)	547
Realized Gains (Losses) on Investments, Net	(434)	(599)	(1,392)	547
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,606	2,105	4,555	630
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	2,172	1,506	3,163	1,177
Net Increase (Decrease) in Net Assets From Operations	$4,120	$3,891	$3,419	$4,833
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	PIMCO VIT Global Managed Asset Allocation Portfolio	PIMCO VIT High Yield Portfolio	PIMCO VIT Long-Term U.S. Government Portfolio	PIMCO VIT Low Duration Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$9,984	$23,981	$118	$131

Expenses:
Mortality and Expense Risk and Administrative Charges	2,085	7,990	106	31
Investment Income (Loss), Net	7,899	15,991	12	100
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	2,457	—	61	—
Realized Gains (Losses) on Sales of Investments, Net	(81)	(2,487)	1,181	154
Realized Gains (Losses) on Investments, Net	2,376	(2,487)	1,242	154
Net Change in Unrealized Appreciation
(Depreciation) on Investments	7,089	3,021	94	6
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	9,465	534	1,336	160
Net Increase (Decrease) in Net Assets From Operations	$17,364	$16,525	$1,348	$260

	PIMCO VIT Real Return Portfolio	PIMCO VIT StocksPLUS Global Portfolio	PIMCO VIT Total Return Portfolio	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$3,759	$2,377	$17,237	$1

Expenses:
Mortality and Expense Risk and Administrative Charges	4,600	4,312	14,009	—
Investment Income (Loss), Net	(841)	(1,935)	3,228	1
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	20,548	8,936	—
Realized Gains (Losses) on Sales of Investments, Net	(28)	(9,003)	5,061	(1)
Realized Gains (Losses) on Investments, Net	(28)	11,545	13,997	(1)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	25,435	10,772	35,502	(13)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	25,407	22,317	49,499	(14)
Net Increase (Decrease) in Net Assets From Operations	$24,566	$20,382	$52,727	$(13)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	RCM Dynamic Multi-Asset Plus VIT Portfolio	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Income Portfolio	T. Rowe Price Health Sciences Portfolio
	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$16	$—	$21	$—

Expenses:
Mortality and Expense Risk and Administrative Charges	89	11	3	3
Investment Income (Loss), Net	(73)	(11)	18	(3)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	127	138	20	56
Realized Gains (Losses) on Sales of Investments, Net	(1,635)	768	(106)	134
Realized Gains (Losses) on Investments, Net	(1,508)	906	(86)	190
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(645)	(169)	25	58
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(2,153)	737	(61)	248
Net Increase (Decrease) in Net Assets From Operations	$(2,226)	$726	$(43)	$245

	Templeton Global Bond VIP Fund	Templeton Growth VIP Fund	Total All Funds

Investment Income:
Dividends Reinvested in Fund Shares	$40,821	5,862	560,438

Expenses:
Mortality and Expense Risk and Administrative Charges	7,871	3,632	359,872
Investment Income (Loss), Net	32,950	2,230	200,566
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	664,828
Realized Gains (Losses) on Sales of Investments, Net	(19,516)	(13,434)	26,849
Realized Gains (Losses) on Investments, Net	(19,516)	(13,434)	691,677
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(49,628)	15,280	360,512
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(69,144)	1,846	1,052,189
Net Increase (Decrease) in Net Assets From Operations	$(36,194)	$4,076	$1,252,755

(A)	Fund terminated in 2020 . See Footnote 1 for further details.

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Balanced Index Strategy Fund		AZL DFA Five-Year Global Fixed Income Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$69	$1,190	$106	$583
Realized Gains (Losses) on Investments, Net	17,380	18,920	(195)	109
Net Change in Unrealized Appreciation
(Depreciation) on Investments	17,613	31,478	(107)	(472)
Net Increase (Decrease) in Net Assets From Operations	35,062	51,588	(196)	220
Contract Transactions-All Products
Purchase Payments	226	351	129	175
Transfers Between Funds or (to) from General Account	14,285	4,498	2,711	2,941
Surrenders and Terminations	(29,346)	(43,503)	(1,368)	(1,775)
Rescissions	(1)	—	—	—
Bonus (Recapture)	2	5	1	1
Contract Maintenance Charge	(66)	(71)	(2)	(2)
Rider charge	(2,297)	(2,406)	(75)	(72)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(17,197)	(41,126)	1,396	1,268
Increase (Decrease) in Net Assets	17,865	10,462	1,200	1,488
Net Assets at Beginning of Period	370,836	360,374	14,680	13,192
Net Assets at End of Period	$388,701	$370,836	$15,880	$14,680
Changes in Units
Issued	878	326	290	313
Redeemed	(1,929)	(2,946)	(147)	(186)
Net Increase (Decrease)	(1,051)	(2,620)	143	127

	AZL DFA Multi-Strategy Fund		AZL Enhanced Bond Index Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$10,107	$(7,286)	$250	$294
Realized Gains (Losses) on Investments, Net	40,900	35,000	668	133
Net Change in Unrealized Appreciation
(Depreciation) on Investments	12,995	94,005	740	1,231
Net Increase (Decrease) in Net Assets From Operations	64,002	121,719	1,658	1,658
Contract Transactions-All Products
Purchase Payments	978	1,644	123	853
Transfers Between Funds or (to) from General Account	(23,319)	(12,302)	3,737	3,347
Surrenders and Terminations	(71,757)	(93,249)	(5,858)	(2,774)
Rescissions	(22)	(44)	—	—
Bonus (Recapture)	13	18	—	8
Contract Maintenance Charge	(142)	(155)	(4)	(4)
Rider charge	(9,728)	(10,371)	(347)	(329)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(103,977)	(114,459)	(2,349)	1,101
Increase (Decrease) in Net Assets	(39,975)	7,260	(691)	2,759
Net Assets at Beginning of Period	892,959	885,699	26,772	24,013
Net Assets at End of Period	$852,984	$892,959	$26,081	$26,772
Changes in Units
Issued	55	93	322	360
Redeemed	(5,838)	(6,555)	(505)	(266)
Net Increase (Decrease)	(5,783)	(6,462)	(183)	94
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Fidelity Institutional Asset Management Multi-Strategy Fund		AZL Fidelity Institutional Asset Management Total Bond Fund Class 1
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,895	$1,685	$441	$393
Realized Gains (Losses) on Investments, Net	12,089	15,401	84	46
Net Change in Unrealized Appreciation
(Depreciation) on Investments	14,815	23,236	895	1,305
Net Increase (Decrease) in Net Assets From Operations	28,799	40,322	1,420	1,744
Contract Transactions-All Products
Purchase Payments	611	725	8	76
Transfers Between Funds or (to) from General Account	5,702	(4,754)	365	1,777
Surrenders and Terminations	(22,591)	(30,493)	(2,002)	(2,325)
Rescissions	(3)	(1)	—	—
Bonus (Recapture)	4	4	—	—
Contract Maintenance Charge	(62)	(66)	(7)	(7)
Rider charge	(3,792)	(3,941)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(20,131)	(38,526)	(1,636)	(479)
Increase (Decrease) in Net Assets	8,668	1,796	(216)	1,265
Net Assets at Beginning of Period	281,339	279,543	20,543	19,278
Net Assets at End of Period	$290,007	$281,339	$20,327	$20,543
Changes in Units
Issued	321	46	37	190
Redeemed	(1,577)	(2,512)	(209)	(242)
Net Increase (Decrease)	(1,256)	(2,466)	(172)	(52)

	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2		AZL Gateway Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2,183	$1,865	$(503)	$(600)
Realized Gains (Losses) on Investments, Net	1,966	609	1,898	1,174
Net Change in Unrealized Appreciation
(Depreciation) on Investments	5,913	10,875	2,125	5,244
Net Increase (Decrease) in Net Assets From Operations	10,062	13,349	3,520	5,818
Contract Transactions-All Products
Purchase Payments	177	415	130	83
Transfers Between Funds or (to) from General Account	10,413	11,118	4,583	3,936
Surrenders and Terminations	(24,022)	(28,579)	(8,469)	(6,994)
Rescissions	—	(1)	(1)	—
Bonus (Recapture)	3	12	6	—
Contract Maintenance Charge	(38)	(40)	(12)	(13)
Rider charge	(1,109)	(1,208)	(650)	(658)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(14,576)	(18,283)	(4,413)	(3,646)
Increase (Decrease) in Net Assets	(4,514)	(4,934)	(893)	2,172
Net Assets at Beginning of Period	161,773	166,707	69,198	67,026
Net Assets at End of Period	$157,259	$161,773	$68,305	$69,198
Changes in Units
Issued	924	1,101	376	325
Redeemed	(2,263)	(2,837)	(734)	(627)
Net Increase (Decrease)	(1,339)	(1,736)	(358)	(302)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Government Money Market Fund		AZL International Index Fund Class 1
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(5,682)	$(663)	$2,896	$1,979
Realized Gains (Losses) on Investments, Net	—	7	560	1,894
Net Change in Unrealized Appreciation
(Depreciation) on Investments	—	(7)	864	13,729
Net Increase (Decrease) in Net Assets From Operations	(5,682)	(663)	4,320	17,602
Contract Transactions-All Products
Purchase Payments	1,298,367	894,391	27	17
Transfers Between Funds or (to) from General Account	(913,556)	(649,555)	(2,522)	(1,016)
Surrenders and Terminations	(244,015)	(195,080)	(7,379)	(9,390)
Rescissions	(13,145)	(10,126)	—	—
Bonus (Recapture)	92	244	—	—
Contract Maintenance Charge	(137)	(139)	(33)	(36)
Rider charge	(3,265)	(2,740)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	124,341	36,995	(9,907)	(10,425)
Increase (Decrease) in Net Assets	118,659	36,332	(5,587)	7,177
Net Assets at Beginning of Period	466,646	430,314	100,779	93,602
Net Assets at End of Period	$585,305	$466,646	$95,192	$100,779
Changes in Units
Issued	103,153	71,378	2	2
Redeemed	(93,058)	(70,047)	(870)	(901)
Net Increase (Decrease)	10,095	1,331	(868)	(899)

	AZL International Index Fund Class 2		AZL MetWest Total Return Bond Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$4,033	$1,024	$397	$289
Realized Gains (Losses) on Investments, Net	2,708	10,062	1,395	185
Net Change in Unrealized Appreciation
(Depreciation) on Investments	10,012	65,750	249	1,375
Net Increase (Decrease) in Net Assets From Operations	16,753	76,836	2,041	1,849
Contract Transactions-All Products
Purchase Payments	441	802	50	222
Transfers Between Funds or (to) from General Account	(4,903)	(3,006)	12,278	3,444
Surrenders and Terminations	(43,870)	(57,502)	(7,346)	(3,509)
Rescissions	(5)	(7)	—	—
Bonus (Recapture)	1	4	1	2
Contract Maintenance Charge	(81)	(89)	(4)	(3)
Rider charge	(523)	(711)	(378)	(328)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(48,940)	(60,509)	4,601	(172)
Increase (Decrease) in Net Assets	(32,187)	16,327	6,642	1,677
Net Assets at Beginning of Period	442,769	426,442	28,365	26,688
Net Assets at End of Period	$410,582	$442,769	$35,007	$28,365
Changes in Units
Issued	156	130	1,111	345
Redeemed	(4,333)	(5,233)	(697)	(360)
Net Increase (Decrease)	(4,177)	(5,103)	414	(15)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Mid Cap Index Fund Class 1		AZL Mid Cap Index Fund Class 2
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,006	$724	$(3,079)	$(4,192)
Realized Gains (Losses) on Investments, Net	2,059	6,446	9,420	35,918
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,165	2,342	37,047	59,946
Net Increase (Decrease) in Net Assets From Operations	5,230	9,512	43,388	91,672
Contract Transactions-All Products
Purchase Payments	142	76	502	1,871
Transfers Between Funds or (to) from General Account	(589)	(1,139)	(24,291)	(2,201)
Surrenders and Terminations	(3,287)	(3,676)	(48,967)	(59,317)
Rescissions	—	—	(5)	—
Bonus (Recapture)	—	—	3	71
Contract Maintenance Charge	(14)	(16)	(77)	(88)
Rider charge	—	—	(842)	(1,139)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(3,748)	(4,755)	(73,677)	(60,803)
Increase (Decrease) in Net Assets	1,482	4,757	(30,289)	30,869
Net Assets at Beginning of Period	46,374	41,617	446,410	415,541
Net Assets at End of Period	$47,856	$46,374	$416,121	$446,410
Changes in Units
Issued	58	40	37	107
Redeemed	(428)	(456)	(3,412)	(2,987)
Net Increase (Decrease)	(370)	(416)	(3,375)	(2,880)

	AZL Moderate Index Strategy Fund		AZL Morgan Stanley Global Real Estate Fund Class 1
	2020	2019	2020 (A)	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(14)	$2,202	$772	$334
Realized Gains (Losses) on Investments, Net	14,843	20,472	(6,872)	(219)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	39,449	67,697	1,107	2,914
Net Increase (Decrease) in Net Assets From Operations	54,278	90,371	(4,993)	3,029
Contract Transactions-All Products
Purchase Payments	821	969	—	—
Transfers Between Funds or (to) from General Account	(5,064)	(1,452)	(13,332)	(487)
Surrenders and Terminations	(46,501)	(64,028)	(936)	(1,771)
Rescissions	(2)	(35)	—	—
Bonus (Recapture)	5	12	—	—
Contract Maintenance Charge	(104)	(110)	(4)	(8)
Rider charge	(4,903)	(5,076)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(55,748)	(69,720)	(14,272)	(2,266)
Increase (Decrease) in Net Assets	(1,470)	20,651	(19,265)	763
Net Assets at Beginning of Period	578,003	557,352	19,265	18,502
Net Assets at End of Period	$576,533	$578,003	$—	$19,265
Changes in Units
Issued	50	61	—	—
Redeemed	(2,788)	(3,583)	(1,662)	(202)
Net Increase (Decrease)	(2,738)	(3,522)	(1,662)	(202)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Morgan Stanley Global Real Estate Fund Class 2		AZL MSCI Emerging Markets Equity Index Class 1
	2020 (A)	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2,624	$424	$321	$82
Realized Gains (Losses) on Investments, Net	(23,004)	(327)	1,237	1,029
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(679)	12,139	420	1,304
Net Increase (Decrease) in Net Assets From Operations	(21,059)	12,236	1,978	2,415
Contract Transactions-All Products
Purchase Payments	19	38	28	21
Transfers Between Funds or (to) from General Account	(56,618)	2,019	(849)	(433)
Surrenders and Terminations	(5,150)	(11,638)	(1,484)	(1,216)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(11)	(20)	(7)	(8)
Rider charge	(11)	(24)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(61,771)	(9,625)	(2,312)	(1,636)
Increase (Decrease) in Net Assets	(82,830)	2,611	(334)	779
Net Assets at Beginning of Period	82,830	80,219	16,781	16,002
Net Assets at End of Period	$—	$82,830	$16,447	$16,781
Changes in Units
Issued	2	147	25	19
Redeemed	(6,505)	(944)	(267)	(192)
Net Increase (Decrease)	(6,503)	(797)	(242)	(173)

	AZL MSCI Emerging Markets Equity Index Class 2		AZL MSCI Global Equity Index Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,120	$(470)	$(18)	$13
Realized Gains (Losses) on Investments, Net	3,364	3,378	172	183
Net Change in Unrealized Appreciation
(Depreciation) on Investments	7,610	11,330	297	1,168
Net Increase (Decrease) in Net Assets From Operations	12,094	14,238	451	1,364
Contract Transactions-All Products
Purchase Payments	37	48	—	27
Transfers Between Funds or (to) from General Account	(4,250)	1,289	(517)	(999)
Surrenders and Terminations	(9,953)	(12,818)	(835)	(1,243)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	1
Contract Maintenance Charge	(22)	(23)	(1)	(1)
Rider charge	(53)	(66)	(19)	(34)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(14,241)	(11,570)	(1,372)	(2,249)
Increase (Decrease) in Net Assets	(2,147)	2,668	(921)	(885)
Net Assets at Beginning of Period	105,083	102,415	5,452	6,337
Net Assets at End of Period	$102,936	$105,083	$4,531	$5,452
Changes in Units
Issued	3	116	—	2
Redeemed	(1,301)	(1,195)	(80)	(143)
Net Increase (Decrease)	(1,298)	(1,079)	(80)	(141)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL MVP Balanced Index Strategy Fund		AZL MVP DFA Multi-Strategy Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,373	$1,732	$1,162	$(446)
Realized Gains (Losses) on Investments, Net	9,848	8,700	3,731	2,159
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(688)	28,932	(3,460)	9,348
Net Increase (Decrease) in Net Assets From Operations	10,533	39,364	1,433	11,061
Contract Transactions-All Products
Purchase Payments	4,456	6,969	626	2,864
Transfers Between Funds or (to) from General Account	3,605	2,892	(2,177)	(44)
Surrenders and Terminations	(25,725)	(20,690)	(3,741)	(5,440)
Rescissions	(56)	(143)	(2)	(3)
Bonus (Recapture)	11	61	10	22
Contract Maintenance Charge	(56)	(56)	(12)	(12)
Rider charge	(3,657)	(3,650)	(1,243)	(1,260)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(21,422)	(14,617)	(6,539)	(3,873)
Increase (Decrease) in Net Assets	(10,889)	24,747	(5,106)	7,188
Net Assets at Beginning of Period	289,123	264,376	86,188	79,000
Net Assets at End of Period	$278,234	$289,123	$81,082	$86,188
Changes in Units
Issued	472	711	59	262
Redeemed	(1,974)	(1,720)	(644)	(598)
Net Increase (Decrease)	(1,502)	(1,009)	(585)	(336)

	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund		AZL MVP Fusion Dynamic Balanced Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2,675	$5,682	$4,172	$5,926
Realized Gains (Losses) on Investments, Net	1,370	963	13,619	36,598
Net Change in Unrealized Appreciation
(Depreciation) on Investments	7,071	24,071	(8,926)	67,600
Net Increase (Decrease) in Net Assets From Operations	11,116	30,716	8,865	110,124
Contract Transactions-All Products
Purchase Payments	862	2,233	889	3,071
Transfers Between Funds or (to) from General Account	(2,006)	(1,194)	(17,836)	8,281
Surrenders and Terminations	(16,685)	(13,699)	(73,894)	(108,235)
Rescissions	—	—	(12)	—
Bonus (Recapture)	8	35	5	27
Contract Maintenance Charge	(45)	(47)	(184)	(196)
Rider charge	(3,102)	(3,127)	(7,529)	(7,976)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(20,968)	(15,799)	(98,561)	(105,028)
Increase (Decrease) in Net Assets	(9,852)	14,917	(89,696)	5,096
Net Assets at Beginning of Period	231,613	216,696	841,576	836,480
Net Assets at End of Period	$221,761	$231,613	$751,880	$841,576
Changes in Units
Issued	64	176	57	741
Redeemed	(1,637)	(1,387)	(6,458)	(7,440)
Net Increase (Decrease)	(1,573)	(1,211)	(6,401)	(6,699)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL MVP Fusion Dynamic Conservative Fund		AZL MVP Fusion Dynamic Moderate Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,199	$1,589	$6,406	$13,298
Realized Gains (Losses) on Investments, Net	4,100	7,157	44,469	93,348
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,190	15,835	(16,371)	148,448
Net Increase (Decrease) in Net Assets From Operations	6,489	24,581	34,504	255,094
Contract Transactions-All Products
Purchase Payments	577	5,821	5,010	8,668
Transfers Between Funds or (to) from General Account	7,056	8,939	(14,295)	(6,518)
Surrenders and Terminations	(21,420)	(23,490)	(131,102)	(162,771)
Rescissions	(16)	—	(143)	(13)
Bonus (Recapture)	12	60	74	81
Contract Maintenance Charge	(47)	(47)	(389)	(409)
Rider charge	(2,656)	(2,589)	(20,206)	(20,910)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(16,494)	(11,306)	(161,051)	(181,872)
Increase (Decrease) in Net Assets	(10,005)	13,275	(126,547)	73,222
Net Assets at Beginning of Period	228,175	214,900	1,815,251	1,742,029
Net Assets at End of Period	$218,170	$228,175	$1,688,704	$1,815,251
Changes in Units
Issued	559	1,019	324	551
Redeemed	(1,657)	(1,819)	(10,817)	(12,407)
Net Increase (Decrease)	(1,098)	(800)	(10,493)	(11,856)

	AZL MVP Global Balanced Index Strategy Fund		AZL MVP Growth Index Strategy Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$47,003	$1,813	$3,765	$11,071
Realized Gains (Losses) on Investments, Net	25,568	22,398	113,034	98,858
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(37,738)	65,955	(62,172)	278,770
Net Increase (Decrease) in Net Assets From Operations	34,833	90,166	54,627	388,699
Contract Transactions-All Products
Purchase Payments	2,104	6,391	10,476	25,545
Transfers Between Funds or (to) from General Account	(21,643)	(20,621)	(3,343)	12,299
Surrenders and Terminations	(47,879)	(41,106)	(175,008)	(171,720)
Rescissions	(10)	(60)	(94)	(236)
Bonus (Recapture)	15	40	69	125
Contract Maintenance Charge	(123)	(134)	(381)	(397)
Rider charge	(9,432)	(9,814)	(23,161)	(23,506)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(76,968)	(65,304)	(191,442)	(157,890)
Increase (Decrease) in Net Assets	(42,135)	24,862	(136,815)	230,809
Net Assets at Beginning of Period	670,508	645,646	2,390,898	2,160,089
Net Assets at End of Period	$628,373	$670,508	$2,254,083	$2,390,898
Changes in Units
Issued	156	494	623	2,413
Redeemed	(5,909)	(5,514)	(12,319)	(12,273)
Net Increase (Decrease)	(5,753)	(5,020)	(11,696)	(9,860)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL MVP Moderate Index Strategy Fund		AZL MVP T. Rowe Price Capital Appreciation Plus Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,839	$3,143	$14,906	$3,859
Realized Gains (Losses) on Investments, Net	19,515	18,443	52,206	45,523
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,339	49,876	3,467	139,145
Net Increase (Decrease) in Net Assets From Operations	22,693	71,462	70,579	188,527
Contract Transactions-All Products
Purchase Payments	5,179	6,893	7,533	21,329
Transfers Between Funds or (to) from General Account	5,710	(6,412)	46,303	67,564
Surrenders and Terminations	(31,718)	(25,814)	(67,127)	(64,493)
Rescissions	(1)	—	(43)	(218)
Bonus (Recapture)	20	66	51	147
Contract Maintenance Charge	(79)	(80)	(157)	(151)
Rider charge	(6,441)	(6,326)	(17,249)	(16,100)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(27,330)	(31,673)	(30,689)	8,078
Increase (Decrease) in Net Assets	(4,637)	39,789	39,890	196,605
Net Assets at Beginning of Period	472,411	432,622	1,152,403	955,798
Net Assets at End of Period	$467,774	$472,411	$1,192,293	$1,152,403
Changes in Units
Issued	777	448	3,438	6,172
Redeemed	(2,343)	(2,428)	(5,517)	(5,588)
Net Increase (Decrease)	(1,566)	(1,980)	(2,079)	584

	AZL Russell 1000 Growth Index Fund Class 1		AZL Russell 1000 Growth Index Fund Class 2
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(174)	$(33)	$(8,768)	$(7,436)
Realized Gains (Losses) on Investments, Net	5,532	8,344	66,239	86,699
Net Change in Unrealized Appreciation
(Depreciation) on Investments	13,098	6,130	128,022	87,554
Net Increase (Decrease) in Net Assets From Operations	18,456	14,441	185,493	166,817
Contract Transactions-All Products
Purchase Payments	183	79	682	2,674
Transfers Between Funds or (to) from General Account	(1,141)	(861)	(63,531)	(16,878)
Surrenders and Terminations	(5,181)	(5,413)	(68,671)	(74,190)
Rescissions	—	—	(5)	—
Bonus (Recapture)	—	—	14	126
Contract Maintenance Charge	(17)	(16)	(114)	(115)
Rider charge	—	—	(820)	(1,017)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(6,156)	(6,211)	(132,445)	(89,400)
Increase (Decrease) in Net Assets	12,300	8,230	53,048	77,417
Net Assets at Beginning of Period	53,537	45,307	617,780	540,363
Net Assets at End of Period	$65,837	$53,537	$670,828	$617,780
Changes in Units
Issued	111	59	40	121
Redeemed	(502)	(535)	(4,306)	(3,551)
Net Increase (Decrease)	(391)	(476)	(4,266)	(3,430)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Russell 1000 Value Index Fund Class 1		AZL Russell 1000 Value Index Fund Class 2
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,830	$2,024	$34	$(162)
Realized Gains (Losses) on Investments, Net	4,788	8,606	7,503	21,739
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(8,039)	20,632	(13,518)	67,825
Net Increase (Decrease) in Net Assets From Operations	(1,421)	31,262	(5,981)	89,402
Contract Transactions-All Products
Purchase Payments	200	193	514	1,466
Transfers Between Funds or (to) from General Account	(4,104)	(1,812)	(8,831)	471
Surrenders and Terminations	(12,540)	(14,709)	(40,638)	(49,842)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	3	17
Contract Maintenance Charge	(41)	(46)	(79)	(90)
Rider charge	—	—	(442)	(569)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(16,485)	(16,374)	(49,473)	(48,547)
Increase (Decrease) in Net Assets	(17,906)	14,888	(55,454)	40,855
Net Assets at Beginning of Period	150,207	135,319	439,080	398,225
Net Assets at End of Period	$132,301	$150,207	$383,626	$439,080
Changes in Units
Issued	196	119	96	163
Redeemed	(1,805)	(1,625)	(2,766)	(2,796)
Net Increase (Decrease)	(1,609)	(1,506)	(2,670)	(2,633)

	AZL S&P 500 Index Fund		AZL Small Cap Stock Index Fund Class 1
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(2,210)	$(3,509)	$11	$(134)
Realized Gains (Losses) on Investments, Net	79,539	68,717	1,386	5,268
Net Change in Unrealized Appreciation
(Depreciation) on Investments	37,081	143,007	1,365	2,665
Net Increase (Decrease) in Net Assets From Operations	114,410	208,215	2,762	7,799
Contract Transactions-All Products
Purchase Payments	1,067	3,507	13	8
Transfers Between Funds or (to) from General Account	24,311	(10,281)	(966)	(382)
Surrenders and Terminations	(91,834)	(106,832)	(3,023)	(4,673)
Rescissions	(6)	(12)	—	—
Bonus (Recapture)	13	124	—	—
Contract Maintenance Charge	(151)	(156)	(9)	(11)
Rider charge	(1,061)	(1,383)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(67,661)	(115,033)	(3,985)	(5,058)
Increase (Decrease) in Net Assets	46,749	93,182	(1,223)	2,741
Net Assets at Beginning of Period	864,709	771,527	43,271	40,530
Net Assets at End of Period	$911,458	$864,709	$42,048	$43,271
Changes in Units
Issued	1,003	193	12	8
Redeemed	(4,487)	(6,345)	(373)	(414)
Net Increase (Decrease)	(3,484)	(6,152)	(361)	(406)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Small Cap Stock Index Fund Class 2		AZL T. Rowe Price Capital Appreciation Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(3,657)	$(5,279)	$(4,041)	$(25)
Realized Gains (Losses) on Investments, Net	6,585	47,647	65,461	49,410
Net Change in Unrealized Appreciation
(Depreciation) on Investments	28,801	38,474	14,813	58,726
Net Increase (Decrease) in Net Assets From Operations	31,729	80,842	76,233	108,111
Contract Transactions-All Products
Purchase Payments	499	1,486	753	2,401
Transfers Between Funds or (to) from General Account	(5,096)	8,181	10,996	25,746
Surrenders and Terminations	(42,807)	(56,353)	(57,003)	(64,082)
Rescissions	—	(1)	(20)	(6)
Bonus (Recapture)	8	59	4	48
Contract Maintenance Charge	(74)	(87)	(98)	(101)
Rider charge	(193)	(249)	(411)	(513)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(47,663)	(46,964)	(45,779)	(36,507)
Increase (Decrease) in Net Assets	(15,934)	33,878	30,454	71,604
Net Assets at Beginning of Period	459,446	425,568	580,071	508,467
Net Assets at End of Period	$443,512	$459,446	$610,525	$580,071
Changes in Units
Issued	34	489	509	1,359
Redeemed	(2,489)	(3,001)	(2,586)	(3,151)
Net Increase (Decrease)	(2,455)	(2,512)	(2,077)	(1,792)

	BlackRock Equity Dividend V.I. Fund		BlackRock Global Allocation V.I. Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$22	$23	$(6,311)	$(6,862)
Realized Gains (Losses) on Investments, Net	49	149	75,701	45,954
Net Change in Unrealized Appreciation
(Depreciation) on Investments	14	214	110,754	127,363
Net Increase (Decrease) in Net Assets From Operations	85	386	180,144	166,455
Contract Transactions-All Products
Purchase Payments	—	—	937	1,251
Transfers Between Funds or (to) from General Account	93	522	(78,215)	(42,296)
Surrenders and Terminations	(448)	(837)	(88,186)	(119,596)
Rescissions	—	—	(41)	(1)
Bonus (Recapture)	—	—	6	5
Contract Maintenance Charge	—	—	(229)	(255)
Rider charge	—	—	(13,572)	(14,292)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(355)	(315)	(179,300)	(175,184)
Increase (Decrease) in Net Assets	(270)	71	844	(8,729)
Net Assets at Beginning of Period	1,440	1,369	1,126,831	1,135,560
Net Assets at End of Period	$1,170	$1,440	$1,127,675	$1,126,831
Changes in Units
Issued	9	25	68	97
Redeemed	(22)	(37)	(13,045)	(13,809)
Net Increase (Decrease)	(13)	(12)	(12,977)	(13,712)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	BNY Mellon VIF Appreciation Portfolio		ClearBridge Variable Aggressive Growth Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$1	$4	$4
Realized Gains (Losses) on Investments, Net	4	5	115	(3)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	7	12	77	259
Net Increase (Decrease) in Net Assets From Operations	11	18	196	260
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	—	—	(176)
Surrenders and Terminations	1	(23)	(91)	(114)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	1	(23)	(91)	(290)
Increase (Decrease) in Net Assets	12	(5)	105	(30)
Net Assets at Beginning of Period	50	55	1,170	1,200
Net Assets at End of Period	$62	$50	$1,275	$1,170
Changes in Units
Issued	—	—	—	—
Redeemed	—	—	(3)	(12)
Net Increase (Decrease)	—	—	(3)	(12)

	Columbia Variable Portfolio – Seligman Global Technology Fund		Davis VA Financial Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(20)	$(18)	$(242)	$(294)
Realized Gains (Losses) on Investments, Net	125	173	575	3,012
Net Change in Unrealized Appreciation
(Depreciation) on Investments	345	276	(4,229)	6,642
Net Increase (Decrease) in Net Assets From Operations	450	431	(3,896)	9,360
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	(9)	(197)	175
Surrenders and Terminations	(148)	(150)	(3,663)	(4,743)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	(7)	(9)
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(148)	(159)	(3,867)	(4,577)
Increase (Decrease) in Net Assets	302	272	(7,763)	4,783
Net Assets at Beginning of Period	1,144	872	47,060	42,277
Net Assets at End of Period	$1,446	$1,144	$39,297	$47,060
Changes in Units
Issued	—	—	12	4
Redeemed	(5)	(6)	(181)	(208)
Net Increase (Decrease)	(5)	(6)	(169)	(204)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Davis VA Real Estate Portfolio		Eaton Vance VT Floating-Rate Income Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1	$(1)	$40	$147
Realized Gains (Losses) on Investments, Net	8	22	(78)	(67)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(32)	41	(6)	281
Net Increase (Decrease) in Net Assets From Operations	(23)	62	(44)	361
Contract Transactions-All Products
Purchase Payments	—	—	4	4
Transfers Between Funds or (to) from General Account	—	—	(302)	(5,960)
Surrenders and Terminations	(37)	(56)	(288)	(289)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(37)	(56)	(586)	(6,245)
Increase (Decrease) in Net Assets	(60)	6	(630)	(5,884)
Net Assets at Beginning of Period	266	260	1,778	7,662
Net Assets at End of Period	$206	$266	$1,148	$1,778
Changes in Units
Issued	—	—	—	—
Redeemed	(1)	(1)	(37)	(361)
Net Increase (Decrease)	(1)	(1)	(37)	(361)

	Fidelity VIP Emerging Markets Portfolio		Fidelity VIP FundsManager 50% Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$16	$55	$(160)	$(57)
Realized Gains (Losses) on Investments, Net	595	17	640	2,086
Net Change in Unrealized Appreciation
(Depreciation) on Investments	258	1,143	1,822	1,275
Net Increase (Decrease) in Net Assets From Operations	869	1,215	2,302	3,304
Contract Transactions-All Products
Purchase Payments	7	—	26	38
Transfers Between Funds or (to) from General Account	(1,593)	(112)	(1,201)	(1,742)
Surrenders and Terminations	(155)	(1)	(1,975)	(2,085)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	1	1
Contract Maintenance Charge	—	—	(4)	(5)
Rider charge	—	—	(254)	(270)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,741)	(113)	(3,407)	(4,063)
Increase (Decrease) in Net Assets	(872)	1,102	(1,105)	(759)
Net Assets at Beginning of Period	5,435	4,333	22,443	23,202
Net Assets at End of Period	$4,563	$5,435	$21,338	$22,443
Changes in Units
Issued	1	—	2	2
Redeemed	(147)	(11)	(212)	(281)
Net Increase (Decrease)	(146)	(11)	(210)	(279)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Fidelity VIP FundsManager 60% Portfolio		Fidelity VIP Mid Cap Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(763)	$(476)	$1	$1
Realized Gains (Losses) on Investments, Net	992	11,907	(3)	52
Net Change in Unrealized Appreciation
(Depreciation) on Investments	9,242	2,943	99	56
Net Increase (Decrease) in Net Assets From Operations	9,471	14,374	97	109
Contract Transactions-All Products
Purchase Payments	29	37	—	—
Transfers Between Funds or (to) from General Account	(3,089)	(5,748)	32	(142)
Surrenders and Terminations	(6,658)	(9,250)	—	—
Rescissions	—	—	—	—
Bonus (Recapture)	—	1	—	—
Contract Maintenance Charge	(14)	(15)	—	—
Rider charge	(812)	(876)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(10,544)	(15,851)	32	(142)
Increase (Decrease) in Net Assets	(1,073)	(1,477)	129	(33)
Net Assets at Beginning of Period	84,768	86,245	482	515
Net Assets at End of Period	$83,695	$84,768	$611	$482
Changes in Units
Issued	2	2	1	—
Redeemed	(673)	(1,088)	—	(3)
Net Increase (Decrease)	(671)	(1,086)	1	(3)

	Fidelity VIP Strategic Income Portfolio		Franklin Allocation VIP Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$56	$50	$(731)	$1,163
Realized Gains (Losses) on Investments, Net	9	7	19,702	5,381
Net Change in Unrealized Appreciation
(Depreciation) on Investments	38	126	(11,856)	8,125
Net Increase (Decrease) in Net Assets From Operations	103	183	7,115	14,669
Contract Transactions-All Products
Purchase Payments	6	10	20	7
Transfers Between Funds or (to) from General Account	253	(221)	(2,593)	33
Surrenders and Terminations	(110)	(155)	(7,402)	(9,112)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	(20)	(22)
Rider charge	—	—	(18)	(22)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	149	(366)	(10,013)	(9,116)
Increase (Decrease) in Net Assets	252	(183)	(2,898)	5,553
Net Assets at Beginning of Period	1,824	2,007	94,216	88,663
Net Assets at End of Period	$2,076	$1,824	$91,318	$94,216
Changes in Units
Issued	10	—	2	1
Redeemed	(5)	(17)	(878)	(812)
Net Increase (Decrease)	5	(17)	(876)	(811)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Franklin Income VIP Fund		Franklin Mutual Shares VIP Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$38,579	$39,598	$2,433	$(391)
Realized Gains (Losses) on Investments, Net	(10,084)	22,530	(2,413)	38,050
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(47,157)	79,604	(27,657)	27,728
Net Increase (Decrease) in Net Assets From Operations	(18,662)	141,732	(27,637)	65,387
Contract Transactions-All Products
Purchase Payments	1,323	2,104	315	305
Transfers Between Funds or (to) from General Account	(20,468)	(7,581)	(5,063)	3,037
Surrenders and Terminations	(81,957)	(99,490)	(31,340)	(45,923)
Rescissions	(7)	(4)	(2)	—
Bonus (Recapture)	8	15	—	—
Contract Maintenance Charge	(216)	(233)	(79)	(89)
Rider charge	(7,747)	(8,308)	(280)	(392)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(109,064)	(113,497)	(36,449)	(43,062)
Increase (Decrease) in Net Assets	(127,726)	28,235	(64,086)	22,325
Net Assets at Beginning of Period	1,065,730	1,037,495	360,673	338,348
Net Assets at End of Period	$938,004	$1,065,730	$296,587	$360,673
Changes in Units
Issued	85	87	121	184
Redeemed	(1,856)	(1,960)	(1,470)	(1,814)
Net Increase (Decrease)	(1,771)	(1,873)	(1,349)	(1,630)

	Franklin Rising Dividends VIP Fund		Franklin Strategic Income VIP Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(822)	$(866)	$33	$41
Realized Gains (Losses) on Investments, Net	14,951	40,783	(5)	(14)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	11,482	10,721	(6)	36
Net Increase (Decrease) in Net Assets From Operations	25,611	50,638	22	63
Contract Transactions-All Products
Purchase Payments	104	134	—	—
Transfers Between Funds or (to) from General Account	(6,080)	(108)	—	(168)
Surrenders and Terminations	(20,227)	(26,069)	(45)	(3)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(48)	(50)	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(26,251)	(26,093)	(45)	(171)
Increase (Decrease) in Net Assets	(640)	24,545	(23)	(108)
Net Assets at Beginning of Period	219,360	194,815	724	832
Net Assets at End of Period	$218,720	$219,360	$701	$724
Changes in Units
Issued	47	42	—	—
Redeemed	(451)	(441)	(1)	(7)
Net Increase (Decrease)	(404)	(399)	(1)	(7)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Franklin U.S. Government Securities VIP Fund		Invesco Oppenheimer V.I. Global Strategic Income Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$3,207	$2,456	$82	$46
Realized Gains (Losses) on Investments, Net	(1,224)	(2,220)	(82)	(30)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,056	6,982	15	180
Net Increase (Decrease) in Net Assets From Operations	4,039	7,218	15	196
Contract Transactions-All Products
Purchase Payments	147	190	—	—
Transfers Between Funds or (to) from General Account	430	3,148	64	88
Surrenders and Terminations	(23,974)	(30,045)	(214)	(268)
Rescissions	(3)	—	—	—
Bonus (Recapture)	—	4	—	—
Contract Maintenance Charge	(64)	(70)	(1)	(1)
Rider charge	(1,041)	(1,150)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(24,505)	(27,923)	(151)	(181)
Increase (Decrease) in Net Assets	(20,466)	(20,705)	(136)	15
Net Assets at Beginning of Period	200,585	221,290	2,303	2,288
Net Assets at End of Period	$180,119	$200,585	$2,167	$2,303
Changes in Units
Issued	14	119	2	3
Redeemed	(928)	(1,146)	(9)	(11)
Net Increase (Decrease)	(914)	(1,027)	(7)	(8)

	Invesco Oppenheimer V.I. International Growth Fund		Invesco V.I. American Value Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2	$8	$1	$—
Realized Gains (Losses) on Investments, Net	14	57	(168)	46
Net Change in Unrealized Appreciation
(Depreciation) on Investments	142	328	29	123
Net Increase (Decrease) in Net Assets From Operations	158	393	(138)	169
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	33	(225)	(210)	320
Surrenders and Terminations	(136)	(611)	(10)	(230)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(103)	(836)	(220)	90
Increase (Decrease) in Net Assets	55	(443)	(358)	259
Net Assets at Beginning of Period	1,281	1,724	780	521
Net Assets at End of Period	$1,336	$1,281	$422	$780
Changes in Units
Issued	—	—	—	9
Redeemed	(6)	(33)	(9)	(5)
Net Increase (Decrease)	(6)	(33)	(9)	4
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Invesco V.I. Balanced-Risk Allocation Fund		Ivy VIP Asset Strategy Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$27	$(2)	$15	$15
Realized Gains (Losses) on Investments, Net	15	(111)	10	10
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(8)	207	89	140
Net Increase (Decrease) in Net Assets From Operations	34	94	114	165
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	3	—	(14)	—
Surrenders and Terminations	(25)	(636)	(2)	(117)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(22)	(636)	(16)	(117)
Increase (Decrease) in Net Assets	12	(542)	98	48
Net Assets at Beginning of Period	382	924	878	830
Net Assets at End of Period	$394	$382	$976	$878
Changes in Units
Issued	—	—	—	—
Redeemed	(1)	(30)	(1)	(1)
Net Increase (Decrease)	(1)	(30)	(1)	(1)

	Ivy VIP Energy Portfolio		Ivy VIP Growth Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1	$(1)	$(1)	$(1)
Realized Gains (Losses) on Investments, Net	(62)	(118)	63	95
Net Change in Unrealized Appreciation
(Depreciation) on Investments	8	126	61	23
Net Increase (Decrease) in Net Assets From Operations	(53)	7	123	117
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	(5)	(29)	—	(5)
Surrenders and Terminations	(27)	(148)	(15)	(117)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(32)	(177)	(15)	(122)
Increase (Decrease) in Net Assets	(85)	(170)	108	(5)
Net Assets at Beginning of Period	128	298	398	403
Net Assets at End of Period	$43	$128	$506	$398
Changes in Units
Issued	—	—	—	—
Redeemed	(7)	(22)	—	(1)
Net Increase (Decrease)	(7)	(22)	—	(1)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Ivy VIP Mid Cap Growth Portfolio		Ivy VIP Natural Resources Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(2)	$(2)	$1	$1
Realized Gains (Losses) on Investments, Net	85	107	(2)	(4)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	197	62	(4)	9
Net Increase (Decrease) in Net Assets From Operations	280	167	(5)	6
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	(89)	122	4	4
Surrenders and Terminations	—	(1)	—	(11)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(89)	121	4	(7)
Increase (Decrease) in Net Assets	191	288	(1)	(1)
Net Assets at Beginning of Period	698	410	60	61
Net Assets at End of Period	$889	$698	$59	$60
Changes in Units
Issued	1	2	1	—
Redeemed	(3)	—	(1)	—
Net Increase (Decrease)	(2)	2	—	—

	Ivy VIP Science and Technology Portfolio		JPMorgan Insurance Trust Core Bond Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(3)	$(4)	$86	$188
Realized Gains (Losses) on Investments, Net	234	174	282	69
Net Change in Unrealized Appreciation
(Depreciation) on Investments	49	360	1,029	1,002
Net Increase (Decrease) in Net Assets From Operations	280	530	1,397	1,259
Contract Transactions-All Products
Purchase Payments	—	—	85	147
Transfers Between Funds or (to) from General Account	(124)	(142)	4,286	3,422
Surrenders and Terminations	(413)	(342)	(2,200)	(2,460)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	2	2
Contract Maintenance Charge	—	—	(3)	(3)
Rider charge	—	—	(262)	(220)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(537)	(484)	1,908	888
Increase (Decrease) in Net Assets	(257)	46	3,305	2,147
Net Assets at Beginning of Period	1,303	1,257	22,080	19,933
Net Assets at End of Period	$1,046	$1,303	$25,385	$22,080
Changes in Units
Issued	—	—	307	255
Redeemed	(2)	(3)	(162)	(193)
Net Increase (Decrease)	(2)	(3)	145	62
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Lazard Retirement International Equity Portfolio		Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$4	$—	$(6)	$(6)
Realized Gains (Losses) on Investments, Net	7	(3)	(304)	(169)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	10	48	21	759
Net Increase (Decrease) in Net Assets From Operations	21	45	(289)	584
Contract Transactions-All Products
Purchase Payments	7	—	—	—
Transfers Between Funds or (to) from General Account	—	(5)	(2,730)	482
Surrenders and Terminations	(5)	(4)	(305)	(157)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	2	(9)	(3,035)	325
Increase (Decrease) in Net Assets	23	36	(3,324)	909
Net Assets at Beginning of Period	260	224	3,860	2,951
Net Assets at End of Period	$283	$260	$536	$3,860
Changes in Units
Issued	—	—	—	4
Redeemed	—	—	(63)	(3)
Net Increase (Decrease)	—	—	(63)	1

	MFS International Intrinsic Value Portfolio		MFS VIT Total Return Bond Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$11	$27	$634	$605
Realized Gains (Losses) on Investments, Net	118	123	356	109
Net Change in Unrealized Appreciation
(Depreciation) on Investments	307	350	1,197	1,922
Net Increase (Decrease) in Net Assets From Operations	436	500	2,187	2,636
Contract Transactions-All Products
Purchase Payments	—	—	183	1,454
Transfers Between Funds or (to) from General Account	(141)	(71)	6,149	5,499
Surrenders and Terminations	(73)	(88)	(6,786)	(5,727)
Rescissions	—	—	—	(36)
Bonus (Recapture)	—	—	2	40
Contract Maintenance Charge	—	—	(5)	(5)
Rider charge	—	—	(369)	(342)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(214)	(159)	(826)	883
Increase (Decrease) in Net Assets	222	341	1,361	3,519
Net Assets at Beginning of Period	2,376	2,035	35,037	31,518
Net Assets at End of Period	$2,598	$2,376	$36,398	$35,037
Changes in Units
Issued	—	—	319	378
Redeemed	(10)	(8)	(362)	(333)
Net Increase (Decrease)	(10)	(8)	(43)	45
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	MFS VIT Utilities Portfolio		Oppenheimer Global Multi-Alternatives Fund/VA
	2020	2019	2020	2019 (B)
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$5	$84	$—	$1
Realized Gains (Losses) on Investments, Net	(1)	147	—	(3)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(21)	31	—	5
Net Increase (Decrease) in Net Assets From Operations	(17)	262	—	3
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	(180)	130	—	(92)
Surrenders and Terminations	(127)	(54)	—	(8)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(307)	76	—	(100)
Increase (Decrease) in Net Assets	(324)	338	—	(97)
Net Assets at Beginning of Period	431	93	—	97
Net Assets at End of Period	$107	$431	$—	$—
Changes in Units
Issued	—	10	—	—
Redeemed	(8)	(2)	—	(10)
Net Increase (Decrease)	(8)	8	—	(10)

	PIMCO VIT All Asset Portfolio		PIMCO VIT Balanced Allocation Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$8,946	$3,663	$(358)	$545
Realized Gains (Losses) on Investments, Net	(2,757)	(1,134)	5,399	1
Net Change in Unrealized Appreciation
(Depreciation) on Investments	9,125	27,382	1,455	11,854
Net Increase (Decrease) in Net Assets From Operations	15,314	29,911	6,496	12,400
Contract Transactions-All Products
Purchase Payments	307	637	154	219
Transfers Between Funds or (to) from General Account	(6,425)	(3,315)	(2,812)	(1,756)
Surrenders and Terminations	(25,294)	(31,496)	(6,377)	(4,837)
Rescissions	(4)	(1)	—	—
Bonus (Recapture)	6	12	2	3
Contract Maintenance Charge	(73)	(80)	(17)	(18)
Rider charge	(3,204)	(3,430)	(1,010)	(1,060)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(34,687)	(37,673)	(10,060)	(7,449)
Increase (Decrease) in Net Assets	(19,373)	(7,762)	(3,564)	4,951
Net Assets at Beginning of Period	308,198	315,960	79,383	74,432
Net Assets at End of Period	$288,825	$308,198	$75,819	$79,383
Changes in Units
Issued	23	43	13	19
Redeemed	(2,055)	(2,256)	(862)	(682)
Net Increase (Decrease)	(2,032)	(2,213)	(849)	(663)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	PIMCO VIT CommodityRealReturn Strategy Portfolio		PIMCO VIT Dynamic Bond Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,518	$971	$1,948	$5,275
Realized Gains (Losses) on Investments, Net	(7,826)	(6,289)	(434)	283
Net Change in Unrealized Appreciation
(Depreciation) on Investments	5,972	8,893	2,606	459
Net Increase (Decrease) in Net Assets From Operations	(336)	3,575	4,120	6,017
Contract Transactions-All Products
Purchase Payments	15	32	87	79
Transfers Between Funds or (to) from General Account	1,328	3,717	543	5,509
Surrenders and Terminations	(4,052)	(5,714)	(29,515)	(24,281)
Rescissions	—	—	(87)	(2)
Bonus (Recapture)	—	—	1	—
Contract Maintenance Charge	(11)	(12)	(35)	(39)
Rider charge	(33)	(45)	(1,839)	(2,088)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,753)	(2,022)	(30,845)	(20,822)
Increase (Decrease) in Net Assets	(3,089)	1,553	(26,725)	(14,805)
Net Assets at Beginning of Period	41,546	39,993	172,393	187,198
Net Assets at End of Period	$38,457	$41,546	$145,668	$172,393
Changes in Units
Issued	360	695	24	513
Redeemed	(862)	(1,072)	(2,871)	(2,447)
Net Increase (Decrease)	(502)	(377)	(2,847)	(1,934)

	PIMCO VIT Emerging Markets Bond Portfolio		PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2,385	$2,671	$256	$293
Realized Gains (Losses) on Investments, Net	(599)	(856)	(1,392)	(1,399)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,105	10,647	4,555	3,294
Net Increase (Decrease) in Net Assets From Operations	3,891	12,462	3,419	2,188
Contract Transactions-All Products
Purchase Payments	25	47	12	12
Transfers Between Funds or (to) from General Account	2,547	(2,890)	(214)	1,492
Surrenders and Terminations	(14,715)	(19,389)	(6,691)	(7,560)
Rescissions	—	(1)	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(23)	(26)	(14)	(16)
Rider charge	(787)	(917)	(295)	(336)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(12,953)	(23,176)	(7,202)	(6,408)
Increase (Decrease) in Net Assets	(9,062)	(10,714)	(3,783)	(4,220)
Net Assets at Beginning of Period	95,266	105,980	51,561	55,781
Net Assets at End of Period	$86,204	$95,266	$47,778	$51,561
Changes in Units
Issued	138	3	2	122
Redeemed	(807)	(1,242)	(578)	(637)
Net Increase (Decrease)	(669)	(1,239)	(576)	(515)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	PIMCO VIT Global Core Bond (Hedged) Portfolio		PIMCO VIT Global Managed Asset Allocation Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$3,656	$604	$7,899	$647
Realized Gains (Losses) on Investments, Net	547	581	2,376	(494)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	630	4,624	7,089	19,029
Net Increase (Decrease) in Net Assets From Operations	4,833	5,809	17,364	19,182
Contract Transactions-All Products
Purchase Payments	143	470	260	196
Transfers Between Funds or (to) from General Account	3,800	837	(6,836)	(4,151)
Surrenders and Terminations	(14,137)	(18,826)	(10,988)	(14,536)
Rescissions	—	—	—	—
Bonus (Recapture)	4	6	2	1
Contract Maintenance Charge	(21)	(23)	(34)	(37)
Rider charge	(965)	(1,088)	(2,115)	(2,223)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(11,176)	(18,624)	(19,711)	(20,750)
Increase (Decrease) in Net Assets	(6,343)	(12,815)	(2,347)	(1,568)
Net Assets at Beginning of Period	85,815	98,630	133,161	134,729
Net Assets at End of Period	$79,472	$85,815	$130,814	$133,161
Changes in Units
Issued	366	143	20	16
Redeemed	(1,448)	(2,034)	(1,539)	(1,734)
Net Increase (Decrease)	(1,082)	(1,891)	(1,519)	(1,718)

	PIMCO VIT High Yield Portfolio		PIMCO VIT Long-Term U.S. Government Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$15,991	$19,634	$12	$11
Realized Gains (Losses) on Investments, Net	(2,487)	(490)	1,242	79
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3,021	52,496	94	82
Net Increase (Decrease) in Net Assets From Operations	16,525	71,640	1,348	172
Contract Transactions-All Products
Purchase Payments	400	325	11	139
Transfers Between Funds or (to) from General Account	(5,264)	(5,464)	1,987	5,321
Surrenders and Terminations	(84,993)	(86,724)	(3,017)	(1,274)
Rescissions	(102)	(1)	—	(6)
Bonus (Recapture)	8	3	1	7
Contract Maintenance Charge	(122)	(136)	(1)	—
Rider charge	(5,291)	(6,101)	(36)	(21)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(95,364)	(98,098)	(1,055)	4,166
Increase (Decrease) in Net Assets	(78,839)	(26,458)	293	4,338
Net Assets at Beginning of Period	560,228	586,686	5,112	774
Net Assets at End of Period	$481,389	$560,228	$5,405	$5,112
Changes in Units
Issued	21	17	68	196
Redeemed	(4,059)	(4,245)	(86)	(50)
Net Increase (Decrease)	(4,038)	(4,228)	(18)	146
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	PIMCO VIT Low Duration Portfolio		PIMCO VIT Real Return Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$100	$190	$(841)	$(180)
Realized Gains (Losses) on Investments, Net	154	(1)	(28)	(3,885)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	6	85	25,435	23,687
Net Increase (Decrease) in Net Assets From Operations	260	274	24,566	19,622
Contract Transactions-All Products
Purchase Payments	14	16	223	349
Transfers Between Funds or (to) from General Account	(1,351)	3,373	(6,690)	2,834
Surrenders and Terminations	(916)	(417)	(38,427)	(46,532)
Rescissions	—	—	(33)	(3)
Bonus (Recapture)	—	—	3	5
Contract Maintenance Charge	—	—	(77)	(86)
Rider charge	—	—	(2,540)	(2,835)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,253)	2,972	(47,541)	(46,268)
Increase (Decrease) in Net Assets	(1,993)	3,246	(22,975)	(26,646)
Net Assets at Beginning of Period	8,661	5,415	284,537	311,183
Net Assets at End of Period	$6,668	$8,661	$261,562	$284,537
Changes in Units
Issued	1	180	21	205
Redeemed	(113)	(23)	(3,105)	(3,342)
Net Increase (Decrease)	(112)	157	(3,084)	(3,137)

	PIMCO VIT StocksPLUS Global Portfolio		PIMCO VIT Total Return Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(1,935)	$(1,145)	$3,228	$11,257
Realized Gains (Losses) on Investments, Net	11,545	(6,434)	13,997	(3,047)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	10,772	60,145	35,502	47,501
Net Increase (Decrease) in Net Assets From Operations	20,382	52,566	52,727	55,711
Contract Transactions-All Products
Purchase Payments	123	281	1,189	2,903
Transfers Between Funds or (to) from General Account	(11,262)	(914)	38,345	27,925
Surrenders and Terminations	(22,337)	(26,808)	(121,155)	(124,253)
Rescissions	—	(3)	(43)	(80)
Bonus (Recapture)	—	1	6	25
Contract Maintenance Charge	(53)	(57)	(209)	(228)
Rider charge	(78)	(113)	(6,977)	(7,458)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(33,607)	(27,613)	(88,844)	(101,166)
Increase (Decrease) in Net Assets	(13,225)	24,953	(36,117)	(45,455)
Net Assets at Beginning of Period	244,261	219,308	836,413	881,868
Net Assets at End of Period	$231,036	$244,261	$800,296	$836,413
Changes in Units
Issued	57	66	1,753	1,479
Redeemed	(2,516)	(2,232)	(5,942)	(6,542)
Net Increase (Decrease)	(2,459)	(2,166)	(4,189)	(5,063)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio		RCM Dynamic Multi-Asset Plus VIT Portfolio
	2020	2019	2020 (A)	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1	$3	$(73)	$6
Realized Gains (Losses) on Investments, Net	(1)	—	(1,508)	438
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(13)	26	(645)	2,385
Net Increase (Decrease) in Net Assets From Operations	(13)	29	(2,226)	2,829
Contract Transactions-All Products
Purchase Payments	14	—	105	909
Transfers Between Funds or (to) from General Account	(155)	13	(17,213)	(4,192)
Surrenders and Terminations	(12)	(13)	(365)	(1,092)
Rescissions	—	—	—	(51)
Bonus (Recapture)	—	—	1	5
Contract Maintenance Charge	—	—	(1)	(4)
Rider charge	—	—	(94)	(313)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(153)	—	(17,567)	(4,738)
Increase (Decrease) in Net Assets	(166)	29	(19,793)	(1,909)
Net Assets at Beginning of Period	228	199	19,793	21,702
Net Assets at End of Period	$62	$228	$—	$19,793
Changes in Units
Issued	1	1	10	86
Redeemed	(12)	(1)	(1,777)	(537)
Net Increase (Decrease)	(11)	—	(1,767)	(451)

	T. Rowe Price Blue Chip Growth Portfolio		T. Rowe Price Equity Income Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(11)	$(17)	$18	$24
Realized Gains (Losses) on Investments, Net	906	486	(86)	64
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(169)	732	25	241
Net Increase (Decrease) in Net Assets From Operations	726	1,201	(43)	329
Contract Transactions-All Products
Purchase Payments	32	—	—	—
Transfers Between Funds or (to) from General Account	(2,095)	2,501	(225)	(300)
Surrenders and Terminations	(246)	(808)	(135)	(147)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,309)	1,693	(360)	(447)
Increase (Decrease) in Net Assets	(1,583)	2,894	(403)	(118)
Net Assets at Beginning of Period	5,813	2,919	1,320	1,438
Net Assets at End of Period	$4,230	$5,813	$917	$1,320
Changes in Units
Issued	1	58	—	—
Redeemed	(54)	(17)	(13)	(15)
Net Increase (Decrease)	(53)	41	(13)	(15)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	T. Rowe Price Health Sciences Portfolio		Templeton Global Bond VIP Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(3)	$(3)	$32,950	$32,257
Realized Gains (Losses) on Investments, Net	190	97	(19,516)	(7,918)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	58	193	(49,628)	(21,174)
Net Increase (Decrease) in Net Assets From Operations	245	287	(36,194)	3,165
Contract Transactions-All Products
Purchase Payments	—	—	348	464
Transfers Between Funds or (to) from General Account	(80)	(58)	32,524	33,272
Surrenders and Terminations	(355)	(148)	(83,330)	(91,356)
Rescissions	—	—	(21)	—
Bonus (Recapture)	—	—	2	6
Contract Maintenance Charge	—	—	(143)	(158)
Rider charge	—	—	(5,546)	(6,393)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(435)	(206)	(56,166)	(64,165)
Increase (Decrease) in Net Assets	(190)	81	(92,360)	(61,000)
Net Assets at Beginning of Period	1,194	1,113	555,889	616,889
Net Assets at End of Period	$1,004	$1,194	$463,529	$555,889
Changes in Units
Issued	—	—	777	738
Redeemed	(4)	(3)	(2,048)	(2,129)
Net Increase (Decrease)	(4)	(3)	(1,271)	(1,391)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Templeton Growth VIP Fund		Total All Funds
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2,230	$2,191	$200,566	$147,413
Realized Gains (Losses) on Investments, Net	(13,434)	39,212	691,677	958,614
Net Change in Unrealized Appreciation
(Depreciation) on Investments	15,280	(13,313)	360,512	2,178,352
Net Increase (Decrease) in Net Assets From Operations	4,076	28,090	1,252,755	3,284,379
Contract Transactions-All Products
Purchase Payments	223	168	1,351,317	1,017,329
Transfers Between Funds or (to) from General Account	(7,953)	9,401	(1,141,172)	(548,300)
Surrenders and Terminations	(21,961)	(28,400)	(2,267,191)	(2,537,963)
Rescissions	(19)	—	(13,954)	(11,095)
Bonus (Recapture)	—	—	503	1,562
Contract Maintenance Charge	(64)	(70)	(4,472)	(4,797)
Rider charge	(225)	(301)	(180,985)	(188,686)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(29,999)	(19,202)	(2,255,954)	(2,271,950)
Increase (Decrease) in Net Assets	(25,923)	8,888	(1,003,199)	1,012,429
Net Assets at Beginning of Period	233,321	224,433	22,595,431	21,583,002
Net Assets at End of Period	$207,398	$233,321	$21,592,232	$22,595,431
Changes in Units
Issued	123	401	121,113	96,804
Redeemed	(1,312)	(1,277)	(249,814)	(230,192)
Net Increase (Decrease)	(1,189)	(876)	(128,701)	(133,388)

(A)	Fund terminated in 2020 . See Footnote 1 for further details.
(B)	Fund terminated in 2019 . See Footnote 1 for further details.
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

(1) Organization
Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (1940 Act), as amended. Allianz Life applies the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) guidance of Topic 946, Financial Services - Investment Companies. The Variable Account was established on May 31, 1985, and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.
The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account are equal to the reserves and other liabilities of the Variable Account. These assets are not chargeable with liabilities that arise from any other business Allianz Life may conduct. Allianz Life products offered under the Variable Account are listed below. The only product actively being marketed is Allianz Index Advantage.
•Allianz Alterity
•Allianz Charter
•Allianz Connections
•Allianz Custom Income
•Allianz Dimensions
•Allianz Elite
•Allianz High Five
•Allianz Index Advantage
•Allianz Retirement Advantage
•Allianz Retirement Pro
•Allianz Rewards
•Allianz Valuemark
•Allianz Vision
The Variable Account's subaccounts are invested, at net asset values, in one or more of the funds (investment options) in accordance with the selection made by the contractholder. The contractholder may have the option to invest in the fixed account or other index options in the General Account, based on the product features. The liabilities of the fixed account are included in the General Account, which is not registered as an investment company under the 1940 Act. Not all funds listed are available for all products. Some funds have been closed to accepting new money. Generally, each multiple-class fund is presented on an aggregate basis. When mergers occur, the fund will generally be presented separately by class, to disclose which class received additional money. The funds and investment advisers are:

Fund	Investment Adviser
AZL Balanced Index Strategy Fund *†	Allianz Investment Management, LLC
AZL DFA Five-Year Global Fixed Income Fund *†	Allianz Investment Management, LLC
AZL DFA Multi-Strategy Fund *†	Allianz Investment Management, LLC
AZL Enhanced Bond Index Fund *†	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Multi-Strategy Fund *†	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1 †	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2 *†	Allianz Investment Management, LLC
AZL Gateway Fund *†	Allianz Investment Management, LLC
AZL Government Money Market Fund *†	Allianz Investment Management, LLC
AZL International Index Fund Class 1 †	Allianz Investment Management, LLC
AZL International Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL MetWest Total Return Bond Fund *†	Allianz Investment Management, LLC
AZL Mid Cap Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Mid Cap Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL Moderate Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MSCI Emerging Markets Equity Index Class 1 †	Allianz Investment Management, LLC

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

Fund	Investment Adviser
AZL MSCI Emerging Markets Equity Index Class 2 *†	Allianz Investment Management, LLC
AZL MSCI Global Equity Index Fund *†	Allianz Investment Management, LLC
AZL MVP Balanced Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP DFA Multi-Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP Fusion Dynamic Balanced Fund *†	Allianz Investment Management, LLC
AZL MVP Fusion Dynamic Conservative Fund *†	Allianz Investment Management, LLC
AZL MVP Fusion Dynamic Moderate Fund *†	Allianz Investment Management, LLC
AZL MVP Global Balanced Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP Growth Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP Moderate Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP T. Rowe Price Capital Appreciation Plus Fund *†	Allianz Investment Management, LLC
AZL Russell 1000 Growth Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Russell 1000 Growth Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL Russell 1000 Value Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Russell 1000 Value Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL S&P 500 Index Fund *†	Allianz Investment Management, LLC
AZL Small Cap Stock Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Small Cap Stock Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL T. Rowe Price Capital Appreciation Fund *†	Allianz Investment Management, LLC
BlackRock Equity Dividend V.I. Fund *	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund *	BlackRock Advisors, LLC
BNY Mellon VIF Appreciation Portfolio *	BNY Mellon Investment Adviser, Inc
ClearBridge Variable Aggressive Growth Portfolio	Legg Mason Partners Fund Advisor, LLC
Columbia Variable Portfolio – Seligman Global Technology Fund	Columbia Management Investment Advisors, LLC
Davis VA Financial Portfolio	Davis Selected Advisers, L.P.
Davis VA Real Estate Portfolio	Davis Selected Advisers, L.P.
Eaton Vance VT Floating-Rate Income Fund *	Eaton Vance Management
Fidelity VIP Emerging Markets Portfolio	Fidelity Management & Research Company
Fidelity VIP FundsManager 50% Portfolio	FMR Co., Inc.
Fidelity VIP FundsManager 60% Portfolio	FMR Co., Inc.
Fidelity VIP Mid Cap Portfolio	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Fidelity Management & Research Company
Franklin Allocation VIP Fund *	Franklin Templeton Services, LLC
Franklin Income VIP Fund *	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund *	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund *	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund *	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund *	Franklin Advisers, Inc.
Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Advisors, Inc.
Invesco Oppenheimer V.I. International Growth Fund *	Invesco Advisors, Inc.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

Fund	Investment Adviser
Invesco V.I. American Value Fund *	Invesco Advisors, Inc.
Invesco V.I. Balanced-Risk Allocation Fund *	Invesco Advisors, Inc.
Ivy VIP Asset Strategy Portfolio *	Ivy Investment Management Company
Ivy VIP Energy Portfolio *	Ivy Investment Management Company
Ivy VIP Growth Portfolio *	Ivy Investment Management Company
Ivy VIP Mid Cap Growth Portfolio *	Ivy Investment Management Company
Ivy VIP Natural Resources Portfolio *	Ivy Investment Management Company
Ivy VIP Science and Technology Portfolio *	Ivy Investment Management Company
JPMorgan Insurance Trust Core Bond Portfolio	J.P. Morgan Investment Management, Inc.
Lazard Retirement International Equity Portfolio *	Lazard Asset Management, LLC
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio*	Lazard Asset Management, LLC
MFS International Intrinsic Value Portfolio *	Massachusetts Financial Services Company
MFS VIT Total Return Bond Portfolio *	Massachusetts Financial Services Company
MFS VIT Utilities Portfolio *	Massachusetts Financial Services Company
PIMCO VIT All Asset Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Balanced Allocation Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn Strategy Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Dynamic Bond Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Emerging Markets Bond Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) †	Pacific Investment Management Company, LLC
PIMCO VIT Global Core Bond (Hedged) Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Global Managed Asset Allocation Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT High Yield Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Long-Term U.S. Government Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Low Duration Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Real Return Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT StocksPLUS Global Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Total Return Portfolio †	Pacific Investment Management Company, LLC
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	Legg Mason Partners Fund Advisor, LLC
T. Rowe Price Blue Chip Growth Portfolio *	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio *	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio *	T. Rowe Price Associates, Inc.
Templeton Global Bond VIP Fund *	Franklin Advisors, Inc.
Templeton Growth VIP Fund *	Templeton Global Advisors Limited

*	Fund contains share classes which assess 12b-1 fees.
†	The investment adviser of this fund is an affiliate of Allianz Life and is paid an investment management fee by the fund.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

During the year ended December 31, 2019, the funds listed below changed their name. There were no name changes in 2020.

Prior Fund Name	Current Fund Name	Effective Date
Franklin Founding Funds Allocation VIP Fund	Franklin Allocation VIP Fund	May 1, 2019
Oppenheimer Global Strategic Income Fund/VA	Invesco Oppenheimer V.I. Global Strategic Income Fund	May 24, 2019
Oppenheimer International Growth Fund/VA	Invesco Oppenheimer V.I. International Growth Fund	May 24, 2019
MFS VIT II International Value Portfolio	MFS International Intrinsic Value Portfolio	June 1, 2019
Dreyfus VIF Appreciation Portfolio	BNY Mellon VIF Appreciation Portfolio	June 3, 2019
PIMCO VIT Global Multi‐Asset Managed Allocation Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio	October 1, 2019
AZL MVP BlackRock Global Strategy Plus Fund	AZL MVP Global Balanced Index Strategy Fund	November 18, 2019
During the years ended December 31, 2020 and 2019, the following funds were closed to new money:

Fund	Date Closed
Oppenheimer Global Multi-Alternatives Fund/VA	April 29, 2019
RCM Dynamic Multi‐Asset Plus VIT Fund	April 24, 2020
AZL Morgan Stanley Global Real Estate Fund Class 1	August 21, 2020
AZL Morgan Stanley Global Real Estate Fund Class 2	August 21, 2020
During the years ended December 31, 2020 and 2019, no funds were added as available options.
During the years ended December 31, 2020 and 2019, the following funds were merged or replaced:

Closed Fund	Receiving Fund	Date Merged
Oppenheimer Global Multi-Alternatives Fund/VA	AZL Government Money Market Fund	April 29, 2019
RCM Dynamic Multi‐Asset Plus VIT Fund	AZL MVP Moderate Index Strategy Fund	April 24, 2020
AZL Morgan Stanley Global Real Estate Fund Class 1	AZL S&P 500 Index Fund	August 21, 2020
AZL Morgan Stanley Global Real Estate Fund Class 2	AZL S&P 500 Index Fund	August 21, 2020

Effective December 4, 2020, a One-for-Two Reverse Split occurred for the Lazard Retirement U.S. Small-Mid Cap Equity Portfolio. The effect of this transaction was to divide the number of outstanding shares of the fund by the split ratio, resulting in a corresponding increase in the net asset value per share. The shares presented in the Statements of Assets and Liabilities reflect this reverse split. There were no changes in the net assets, results of operations or total return as a result of this transaction.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

(2) Significant Accounting Policies
Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investment transactions are recorded by the Variable Account on the trade date. Investments of the Variable Account are valued each day the markets are open at fair value using net asset values provided by the investment advisers of the funds after the 4 PM Eastern Standard Time market close.
The Fair Value Measurement Topic of the FASB ASC establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

Level 1 -     Unadjusted quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date.

Level 2 –     Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:
(a)    Quoted prices for similar assets or liabilities in active markets.
(b)    Quoted prices for identical or similar assets or liabilities in markets that are not active.
(c)    Inputs other than quoted prices that are observable.
(d)    Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 -    Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Variable Account’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2020, all of the Variable Account’s investments are in funds for which quoted prices are available in an active market which the Variable Account has the ability to access. Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds are accounted for on a trade-date basis and are in accordance with the Fair Value Measurements and Disclosures topic of the FASB ASC, which differs from the characterization of an investment in the fund.

Realized gains on investments include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the funds are reinvested in additional shares of the funds and are recorded as income to the Variable Account on the ex-dividend date.

The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis. Net investment income (loss) and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the fund as of the beginning of the valuation date.

Transfers between subaccounts, including the fixed account (net), include transfers of all or part of the contractholders' interest to or from another eligible subaccount, or from or to the fixed account option of the general account of the Company.

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 5% or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the Variable Account.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

(3) Related Party Charges, Expenses and Fees
Under the terms of the contracts, certain charges, expenses and fees are incurred by the contractholders to cover Allianz Life’s expenses in connection with the issuance and administration of the contracts. Following is a summary of these charges, expenses and fees for the period ended December 31, 2020:

Mortality and Expense Risk Charges
Allianz Life assumes mortality and expense risks related to the operations of the Variable Account. These charges range from 0.30% to 3.40% annually during the accumulation phase, or from 1.00% to 2.20% annually during the annuity phase for variable annuity payments. These charges are deducted on a daily basis and assessed against the daily net asset value of each fund. These charges are assessed either through a reduction in subaccount accumulation unit values during the accumulation phase, or a reduction in subaccount annuity unit values during the annuity phase for contractholders that selected variable annuity payments.

Administrative Charges
A charge to cover administrative expenses of the Variable Account may be deducted from the Variable Account, depending on the contract. This annual charge of 0.15% is calculated and assessed daily as a percentage of each fund’s net asset value. This charge is assessed through a reduction in subaccount accumulation unit values during the accumulation phase, or a reduction in subaccount annuity unit values during the annuity phase for contractholders that selected variable annuity payments.

Contract Maintenance Charges
For certain contracts, an annual contract maintenance charge of $30 to $50 may be deducted to cover ongoing administrative expenses. These charges are assessed through the redemption of subaccount accumulation units during the accumulation phase, or a redemption in subaccount annuity unit values during the annuity phase if variable annuity payments are selected or a reduction in fixed annuity payments.

Withdrawal Charges
For certain contracts, a withdrawal charge (sometimes called a contingent deferred sales charge) is imposed as a percentage, with a range of 1.0% to 8.5%, of each purchase payment if the contract is surrendered or a partial withdrawal is taken during the withdrawal charge period. For certain contracts, a commutation fee or withdrawal charge may also apply during the annuity phase if there are liquidations of variable annuity payments under certain annuity options. These commutation and withdrawal charges are imposed as a percentage, with a range of 1.0% to 8.0% of the amount liquidated. These charges are assessed through the redemption of subaccount accumulation units during the accumulation phase, or a redemption in subaccount annuity units during the annuity phase.

Rider Charges and Fees
For certain contracts, optional benefit riders may be available for an additional charge to the contractholder. The rider charges for Investment Protector, Income Protector and Income Focus are deducted from the contract value. The Maximum Anniversary Value Death Benefit and Income Benefit rider fees are calculated as a percentage of the contract value as of the prior quarterly contract anniversary adjusted for subsequent purchase payments and withdrawals, and are deducted from the contract value. These charges and fees include:

•Investment Protector: 1.05% to 1.35%
•Income Protector: 1.00% to 1.75%
•Income Focus: 1.30%
•Maximum Anniversary Value Death Benefit: 0.20%
•Income Benefit: 0.70%

Transfer Fee
A charge for transfers between funds may be imposed at a rate of up to $25 per transfer. These charges are deducted from the contract value.

Other Contract Charges
For certain contracts there are additional fees, as described below.
•Account Fee - ranges from 0.80% to 1.15% and are imposed as a percentage of the account’s guaranteed value and are assessed through the redemption of subaccount accumulation units during the accumulation phase.
•Product Fee - ranges from 0.25% to 1.25% annually and are accrued on a daily basis as a percentage of the prior quarterly contract anniversary contract value adjusted for subsequent purchase payments and withdrawals. The fee is deducted from the contract value during the accumulation phase through the redemption of accumulation units.
•Increased Annuity Payment Benefit charge - ranges from $0.95 to $9.97 per $100 of the basic annuity payment, depending on the annuitant's age and gender. The charge is assessed by a reduction in the annuity payments during the annuity phase.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

•Guaranteed Value Protection Benefits charge will not be more than 5% of the contract anniversary value and assessed through the redemption of subaccount accumulation units during the accumulation phase.

Additional details on charges and fees can be found in the respective product prospectus.
(4) Federal Income Taxes
Operations of the Variable Account form a part of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code (the Code). Under current law, no federal income taxes are payable with respect to the Variable Account. Under the principles set forth in Internal Revenue Service Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, Allianz Life understands that it will be treated as owner of the assets invested in the Variable Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an annuitant's gross income until amounts are received pursuant to an annuity.
(5) Purchases and Sales of Investments (In thousands)
The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2020, are as follows:

	Cost of Purchases	Proceeds from Sales
AZL Balanced Index Strategy Fund	$56,268	$60,714
AZL DFA Five-Year Global Fixed Income Fund	8,536	7,034
AZL DFA Multi-Strategy Fund	98,659	147,661
AZL Enhanced Bond Index Fund	11,463	13,562
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	40,034	50,186
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	1,688	2,883
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	40,027	52,420
AZL Gateway Fund	14,384	19,300
AZL Government Money Market Fund	1,051,211	932,553
AZL International Index Fund Class 1	5,093	11,855
AZL International Index Fund Class 2	58,384	102,553
AZL MetWest Total Return Bond Fund	22,670	17,115
AZL Mid Cap Index Fund Class 1	5,001	4,466
AZL Mid Cap Index Fund Class 2	58,649	124,231
AZL Moderate Index Strategy Fund	71,701	107,808
AZL Morgan Stanley Global Real Estate Fund Class 1	949	14,449
AZL Morgan Stanley Global Real Estate Fund Class 2	13,560	72,707
AZL MSCI Emerging Markets Equity Index Class 1	1,118	2,576
AZL MSCI Emerging Markets Equity Index Class 2	17,718	27,501
AZL MSCI Global Equity Index Fund	1,152	2,543
AZL MVP Balanced Index Strategy Fund	34,753	47,605
AZL MVP DFA Multi-Strategy Fund	11,451	13,507
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	13,083	31,376
AZL MVP Fusion Dynamic Balanced Fund	74,733	145,654
AZL MVP Fusion Dynamic Conservative Fund	36,345	46,239
AZL MVP Fusion Dynamic Moderate Fund	161,306	256,053
AZL MVP Global Balanced Index Strategy Fund	76,910	89,511
AZL MVP Growth Index Strategy Fund	254,793	354,104
AZL MVP Moderate Index Strategy Fund	49,773	60,609

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	Cost of Purchases	Proceeds from Sales
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$142,375	$122,577
AZL Russell 1000 Growth Index Fund Class 1	5,183	7,333
AZL Russell 1000 Growth Index Fund Class 2	73,028	183,363
AZL Russell 1000 Value Index Fund Class 1	12,482	19,197
AZL Russell 1000 Value Index Fund Class 2	66,212	98,463
AZL S&P 500 Index Fund	199,242	238,946
AZL Small Cap Stock Index Fund Class 1	3,454	4,969
AZL Small Cap Stock Index Fund Class 2	78,948	110,843
AZL T. Rowe Price Capital Appreciation Fund	158,790	168,430
BlackRock Equity Dividend V.I. Fund	801	1,094
BlackRock Global Allocation V.I. Fund	96,651	218,594
BNY Mellon VIF Appreciation Portfolio	5	—
ClearBridge Variable Aggressive Growth Portfolio	133	108
Columbia Variable Portfolio – Seligman Global Technology Fund	87	167
Davis VA Financial Portfolio	8,569	10,377
Davis VA Real Estate Portfolio	5	40
Eaton Vance VT Floating-Rate Income Fund	82	629
Fidelity VIP Emerging Markets Portfolio	2,625	3,790
Fidelity VIP FundsManager 50% Portfolio	940	4,043
Fidelity VIP FundsManager 60% Portfolio	9,852	19,135
Fidelity VIP Mid Cap Portfolio	62	31
Fidelity VIP Strategic Income Portfolio	472	248
Franklin Allocation VIP Fund	31,468	19,539
Franklin Income VIP Fund	109,678	179,400
Franklin Mutual Shares VIP Fund	59,560	82,771
Franklin Rising Dividends VIP Fund	22,901	39,609
Franklin Strategic Income VIP Fund	43	55
Franklin U.S. Government Securities VIP Fund	21,280	42,578
Invesco Oppenheimer V.I. Global Strategic Income Fund	554	623
Invesco Oppenheimer V.I. International Growth Fund	441	530
Invesco V.I. American Value Fund	33	249
Invesco V.I. Balanced-Risk Allocation Fund	54	30
Ivy VIP Asset Strategy Portfolio	33	18
Ivy VIP Energy Portfolio	1	31
Ivy VIP Growth Portfolio	79	36
Ivy VIP Mid Cap Growth Portfolio	167	217
Ivy VIP Natural Resources Portfolio	8	4
Ivy VIP Science and Technology Portfolio	219	636
JPMorgan Insurance Trust Core Bond Portfolio	7,969	5,975
Lazard Retirement International Equity Portfolio	21	7
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2,917	5,929

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	Cost of Purchases	Proceeds from Sales
MFS International Intrinsic Value Portfolio	$157	$313
MFS VIT Total Return Bond Portfolio	11,147	11,339
MFS VIT Utilities Portfolio	23	318
PIMCO VIT All Asset Portfolio	27,189	52,930
PIMCO VIT Balanced Allocation Portfolio	11,461	16,467
PIMCO VIT CommodityRealReturn Strategy Portfolio	10,463	11,699
PIMCO VIT Dynamic Bond Portfolio	10,271	39,168
PIMCO VIT Emerging Markets Bond Portfolio	10,964	21,532
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	5,886	12,832
PIMCO VIT Global Core Bond (Hedged) Portfolio	16,073	23,592
PIMCO VIT Global Managed Asset Allocation Portfolio	14,282	23,637
PIMCO VIT High Yield Portfolio	39,561	118,934
PIMCO VIT Long-Term U.S. Government Portfolio	11,004	11,986
PIMCO VIT Low Duration Portfolio	13,799	15,952
PIMCO VIT Real Return Portfolio	20,408	68,790
PIMCO VIT StocksPLUS Global Portfolio	43,706	58,699
PIMCO VIT Total Return Portfolio	137,162	213,841
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	48	201
RCM Dynamic Multi-Asset Plus VIT Portfolio	1,244	18,756
T. Rowe Price Blue Chip Growth Portfolio	1,567	3,749
T. Rowe Price Equity Income Portfolio	237	559
T. Rowe Price Health Sciences Portfolio	101	481
Templeton Global Bond VIP Fund	80,894	104,110
Templeton Growth VIP Fund	32,861	60,629

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

(6) Financial Highlights
A summary of units outstanding (in thousands), unit values, net assets (in thousands), ratios, and total returns for variable annuity contracts is as follows:

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL Balanced Index Strategy Fund
2020	21,475	$15.58	to	$19.83	$388,701	1.98%	1.00%	to	3.40%	8.54%	to	10.97%
2019	22,526	$14.35	to	$17.87	$370,836	2.26%	1.00%	to	3.40%	13.38%	to	15.91%
2018	25,146	$12.65	to	$15.42	$360,374	0.93%	1.00%	to	3.40%	(7.53)%	to	(5.46)%
2017	27,352	$13.67	to	$16.31	$418,424	2.22%	1.00%	to	3.40%	7.84%	to	10.24%
2016	29,183	$12.67	to	$14.79	$408,248	2.70%	1.00%	to	3.40%	3.24%	to	5.54%
AZL DFA Five-Year Global Fixed Income Fund
2020	1,630	$9.15	to	$10.79	$15,880	2.49%	—%	to	3.40%	(2.31)%	to	0.57%
2019	1,487	$9.36	to	$10.73	$14,680	5.90%	—%	to	3.40%	0.54%	to	3.50%
2018	1,360	$9.30	to	$10.25	$13,192	0.70%	—%	to	3.40%	(1.79)%	to	0.86%
2017³	351	$9.50	to	$9.93	$3,447	—%	—%	to	3.40%	(0.96)%	to	(0.63)%
AZL DFA Multi-Strategy Fund
2020	42,292	$17.17	to	$21.86	$852,984	3.12%	1.00%	to	3.40%	6.99%	to	9.38%
2019	48,075	$16.04	to	$19.99	$892,959	1.05%	1.00%	to	3.40%	12.73%	to	15.25%
2018	54,537	$14.22	to	$17.34	$885,699	1.16%	1.00%	to	3.40%	(9.02)%	to	(6.98)%
2017	62,328	$15.63	to	$18.64	$1,097,107	0.76%	1.00%	to	3.40%	8.99%	to	11.41%
2016	68,080	$14.33	to	$16.78	$1,083,839	—%	1.00%	to	3.40%	5.72%	to	8.08%
AZL Enhanced Bond Index Fund
2020	2,067	$11.85	to	$13.07	$26,081	2.36%	1.15%	to	2.05%	5.40%	to	6.31%
2019	2,250	$11.25	to	$12.30	$26,772	2.59%	1.15%	to	2.05%	6.23%	to	7.15%
2018	2,156	$10.59	to	$11.48	$24,013	2.16%	1.15%	to	2.05%	(2.56)%	to	(1.72)%
2017	1,986	$10.86	to	$11.68	$22,581	0.87%	1.15%	to	2.05%	0.97%	to	1.84%
2016	2,189	$10.72	to	$11.47	$24,543	2.23%	1.15%	to	2.05%	0.21%	to	1.12%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
2020	15,871	$15.45	to	$24.32	$290,007	2.49%	0.30%	to	3.40%	9.72%	to	13.13%
2019	17,127	$14.07	to	$22.13	$281,339	2.37%	0.30%	to	3.40%	13.41%	to	16.92%
2018	19,593	$12.40	to	$19.48	$279,543	2.24%	0.30%	to	3.40%	(5.22)%	to	(2.32)%
2017	22,719	$13.08	to	$20.54	$337,012	—%	0.30%	to	3.40%	7.52%	to	10.78%
2016	26,102	$12.17	to	$19.08	$354,464	1.44%	0.30%	to	3.40%	3.06%	to	6.20%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1
2020	1,976	$11.12	to	$11.50	$20,327	3.63%	1.40%	to	2.20%	6.74%	to	7.60%
2019	2,148	$10.42	to	$10.69	$20,543	3.36%	1.40%	to	2.20%	8.16%	to	9.03%
2018	2,200	$9.63	to	$9.80	$19,278	3.14%	1.40%	to	2.20%	(3.17)%	to	(2.39)%
2017	2,396	$9.95	to	$10.04	$21,481	2.45%	1.40%	to	2.20%	2.28%	to	3.10%
2016¹	2,654	$9.72	to	$9.74	$23,265	—%	1.40%	to	2.20%	(2.76)%	to	(2.59)%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2
2020	13,699	$10.14	to	$13.41	$157,259	3.24%	—%	to	3.40%	5.25%	to	8.84%
2019	15,038	$9.63	to	$12.32	$161,773	2.94%	—%	to	3.40%	6.65%	to	10.28%
2018	16,774	$9.03	to	$11.17	$166,707	2.77%	—%	to	3.40%	(4.53)%	to	(1.25)%
2017	18,913	$9.49	to	$11.32	$193,945	2.32%	—%	to	3.40%	0.90%	to	4.27%
2016	21,214	$9.38	to	$10.85	$212,292	2.20%	—%	to	3.40%	(3.08)%	to	5.19%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL Gateway Fund
2020	5,110	$11.47	to	$16.24	$68,305	1.06%	—%	to	3.40%	3.81%	to	7.30%
2019	5,468	$11.16	to	$15.13	$69,198	0.97%	—%	to	3.40%	7.23%	to	10.82%
2018	5,770	$10.39	to	$13.65	$67,026	1.23%	—%	to	3.40%	(7.76)%	to	(4.65)%
2017	6,358	$11.20	to	$14.32	$79,227	0.99%	—%	to	3.40%	6.02%	to	9.46%
2016	7,150	$10.60	to	$13.08	$82,553	1.94%	—%	to	3.40%	1.59%	to	4.84%
AZL Government Money Market Fund
2020	57,985	$6.43	to	$13.10	$585,305	0.18%	—%	to	3.40%	(3.11)%	to	0.21%
2019	47,890	$6.63	to	$13.07	$466,646	1.37%	—%	to	3.40%	(1.90)%	to	1.39%
2018	46,559	$6.76	to	$12.89	$430,314	1.00%	—%	to	3.40%	(2.28)%	to	1.01%
2017	50,262	$6.91	to	$12.76	$463,873	0.04%	—%	to	3.40%	(3.19)%	to	0.05%
2016	65,690	$7.42	to	$12.76	$618,130	—%	—%	to	3.40%	(3.14)%	to	0.01%
AZL International Index Fund Class 1
2020	7,160	$12.69	to	$13.55	$95,192	5.00%	1.15%	to	2.70%	4.79%	to	6.43%
2019	8,028	$12.11	to	$12.73	$100,779	3.66%	1.15%	to	2.70%	18.43%	to	20.28%
2018	8,927	$10.23	to	$10.59	$93,602	3.99%	1.15%	to	2.70%	(16.11)%	to	(14.79)%
2017	10,154	$12.19	to	$12.43	$125,461	1.31%	1.15%	to	2.70%	21.80%	to	23.69%
2016¹	11,655	$10.01	to	$10.04	$117,030	—%	1.15%	to	2.70%	0.12%	to	0.45%
AZL International Index Fund Class 2
2020	31,392	$11.76	to	$19.74	$410,582	3.13%	—%	to	3.40%	3.85%	to	7.40%
2019	35,569	$11.31	to	$18.59	$442,769	2.26%	—%	to	3.40%	17.44%	to	21.44%
2018	40,672	$9.63	to	$15.49	$426,442	2.60%	—%	to	3.40%	(16.89)%	to	(14.04)%
2017	46,614	$11.58	to	$18.23	$581,653	0.90%	—%	to	3.40%	20.67%	to	24.77%
2016	52,352	$9.59	to	$14.78	$535,611	1.18%	—%	to	3.40%	(2.99)%	to	0.54%
AZL MetWest Total Return Bond Fund
2020	3,083	$11.03	to	$11.62	$35,007	2.72%	1.15%	to	2.05%	6.42%	to	7.34%
2019	2,669	$10.36	to	$10.83	$28,365	2.53%	1.15%	to	2.05%	6.34%	to	7.26%
2018	2,684	$9.74	to	$10.09	$26,688	1.96%	1.15%	to	2.05%	(2.20)%	to	(1.35)%
2017	2,452	$9.96	to	$10.23	$24,822	1.58%	1.15%	to	2.05%	1.10%	to	1.97%
2016	2,313	$9.84	to	$10.03	$23,040	1.26%	1.15%	to	2.05%	0.23%	to	1.14%
AZL Mid Cap Index Fund Class 1
2020	3,835	$14.78	to	$15.32	$47,856	3.95%	1.15%	to	2.55%	12.31%	to	13.28%
2019	4,205	$13.16	to	$13.53	$46,374	3.04%	1.15%	to	2.55%	22.74%	to	23.79%
2018	4,621	$10.72	to	$10.98	$41,617	2.38%	1.15%	to	2.55%	(12.95)%	to	(12.03)%
2017	5,029	$12.32	to	$12.48	$51,831	1.00%	1.15%	to	2.55%	13.56%	to	14.76%
2016¹	5,539	$10.85	to	$10.87	$50,249	—%	1.15%	to	2.55%	8.49%	to	8.73%
AZL Mid Cap Index Fund Class 2
2020	16,929	$21.89	to	$39.34	$416,121	1.17%	—%	to	3.40%	10.75%	to	14.53%
2019	20,304	$19.72	to	$34.75	$446,410	1.03%	—%	to	3.40%	21.15%	to	25.28%
2018	23,184	$16.25	to	$28.06	$415,541	0.88%	—%	to	3.40%	(14.28)%	to	(11.35)%
2017	27,603	$18.92	to	$32.02	$569,909	0.46%	—%	to	3.40%	12.05%	to	15.85%
2016	31,869	$16.85	to	$27.96	$579,168	0.66%	—%	to	3.40%	8.37%	to	19.52%
AZL Moderate Index Strategy Fund
2020	25,225	$18.51	to	$30.53	$576,533	1.97%	0.30%	to	3.40%	9.11%	to	12.50%
2019	27,963	$16.96	to	$27.14	$578,003	2.34%	0.30%	to	3.40%	15.39%	to	18.97%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	31,485	$14.69	to	$22.81	$557,352	0.96%	0.30%	to	3.40%	(8.31)%	to	(5.46)%
2017	36,691	$16.01	to	$24.13	$699,846	2.10%	0.30%	to	3.40%	9.58%	to	12.96%
2016	39,563	$14.61	to	$21.36	$679,183	1.89%	0.30%	to	3.40%	5.27%	to	8.58%
AZL MSCI Emerging Markets Equity Index Class 1
2020	1,380	$13.79	to	$15.38	$16,447	3.65%	1.40%	to	2.20%	14.70%	to	15.63%
2019	1,622	$12.02	to	$13.30	$16,781	1.92%	1.40%	to	2.20%	14.99%	to	15.92%
2018	1,795	$10.45	to	$11.48	$16,002	1.89%	1.40%	to	2.20%	(17.16)%	to	(16.49)%
2017	1,986	$12.62	to	$13.74	$21,422	0.55%	1.40%	to	2.20%	34.00%	to	35.07%
2016	2,210	$9.42	to	$10.17	$17,737	0.89%	1.40%	to	2.20%	7.81%	to	8.68%
AZL MSCI Emerging Markets Equity Index Class 2
2020	7,801	$11.05	to	$18.01	$102,936	3.35%	—%	to	3.40%	13.05%	to	16.92%
2019	9,099	$9.71	to	$15.41	$105,083	1.64%	—%	to	3.40%	13.32%	to	17.18%
2018	10,178	$8.51	to	$13.15	$102,415	1.63%	—%	to	3.40%	(18.26)%	to	(15.46)%
2017	11,659	$10.34	to	$15.55	$142,017	0.40%	—%	to	3.40%	32.14%	to	36.63%
2016	12,851	$7.78	to	$11.38	$116,793	0.59%	—%	to	3.40%	6.32%	to	9.89%
AZL MSCI Global Equity Index Fund
2020	216	$19.13	to	$23.49	$4,531	0.80%	0.30%	to	2.05%	13.07%	to	15.01%
2019	296	$16.92	to	$20.42	$5,452	1.48%	0.30%	to	2.05%	24.73%	to	26.87%
2018	437	$13.57	to	$16.10	$6,337	2.12%	0.30%	to	2.05%	(10.75)%	to	(9.21)%
2017	420	$15.20	to	$17.73	$6,770	2.14%	0.30%	to	2.05%	19.77%	to	21.81%
2016	163	$12.69	to	$14.56	$2,190	2.77%	0.30%	to	2.05%	(2.89)%	to	(1.23)%
AZL MVP Balanced Index Strategy Fund
2020	17,451	$13.64	to	$18.18	$278,234	1.98%	—%	to	3.40%	2.63%	to	5.98%
2019	18,953	$13.29	to	$17.15	$289,123	2.08%	—%	to	3.40%	13.23%	to	16.92%
2018	19,962	$11.73	to	$14.67	$264,376	0.81%	—%	to	3.40%	(7.47)%	to	(4.44)%
2017	20,095	$12.68	to	$15.35	$282,458	1.87%	—%	to	3.40%	5.35%	to	11.40%
2016	21,128	$11.67	to	$13.78	$270,065	2.20%	—%	to	3.40%	3.10%	to	6.61%
AZL MVP DFA Multi-Strategy Fund
2020	6,703	$11.69	to	$12.31	$81,082	2.93%	1.15%	to	2.05%	1.66%	to	2.59%
2019	7,288	$11.50	to	$12.00	$86,188	0.93%	1.15%	to	2.05%	13.46%	to	14.49%
2018	7,624	$10.14	to	$10.48	$79,000	0.77%	1.15%	to	2.05%	(8.14)%	to	(7.30)%
2017	6,487	$11.04	to	$11.31	$72,747	0.42%	1.15%	to	2.05%	10.27%	to	11.27%
2016	4,940	$10.01	to	$10.16	$49,944	—%	1.15%	to	2.05%	6.84%	to	7.81%
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
2020	15,271	$13.85	to	$14.92	$221,761	2.69%	1.15%	to	2.05%	5.04%	to	5.94%
2019	16,844	$13.18	to	$14.08	$231,613	3.95%	1.15%	to	2.05%	13.94%	to	14.92%
2018	18,055	$11.57	to	$12.25	$216,696	3.27%	1.15%	to	2.05%	(4.08)%	to	(3.25)%
2017	19,489	$12.06	to	$12.66	$242,510	1.32%	1.15%	to	2.05%	8.74%	to	9.67%
2016	22,392	$11.09	to	$11.55	$254,860	3.98%	1.15%	to	2.05%	(1.18)%	to	(0.33)%
AZL MVP Fusion Dynamic Balanced Fund
2020	45,695	$13.08	to	$20.94	$751,880	2.39%	0.30%	to	3.40%	0.36%	to	3.47%
2019	52,096	$13.03	to	$20.24	$841,576	2.50%	0.30%	to	3.40%	11.95%	to	15.41%
2018	58,795	$11.63	to	$17.53	$836,480	1.22%	0.30%	to	3.40%	(8.53)%	to	(5.69)%
2017	65,536	$12.71	to	$18.59	$1,004,139	1.67%	0.30%	to	3.40%	8.54%	to	11.89%
2016	72,168	$11.70	to	$16.62	$1,003,300	2.28%	0.30%	to	3.40%	2.38%	to	5.61%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL MVP Fusion Dynamic Conservative Fund
2020	14,119	$13.08	to	$18.11	$218,170	2.27%	0.30%	to	3.40%	1.48%	to	4.47%
2019	15,217	$12.89	to	$17.33	$228,175	2.42%	0.30%	to	3.40%	9.96%	to	13.20%
2018	16,017	$11.72	to	$15.31	$214,900	1.34%	0.30%	to	3.40%	(6.80)%	to	(4.04)%
2017	17,254	$12.57	to	$15.96	$244,361	1.80%	0.30%	to	3.40%	5.87%	to	8.98%
2016	19,076	$11.88	to	$14.64	$251,287	2.31%	0.30%	to	3.40%	2.00%	to	5.00%
AZL MVP Fusion Dynamic Moderate Fund
2020	101,488	$13.12	to	$21.00	$1,688,704	2.17%	0.30%	to	3.40%	1.08%	to	4.22%
2019	111,981	$12.97	to	$20.15	$1,815,251	2.51%	0.30%	to	3.40%	13.44%	to	16.96%
2018	123,837	$11.43	to	$17.23	$1,742,029	1.12%	0.30%	to	3.40%	(9.56)%	to	(6.74)%
2017	138,054	$12.63	to	$18.48	$2,113,272	1.56%	0.30%	to	3.40%	10.24%	to	13.64%
2016	153,140	$11.45	to	$16.26	$2,093,581	2.15%	0.30%	to	3.40%	1.22%	to	4.41%
AZL MVP Global Balanced Index Strategy Fund
2020	43,019	$13.85	to	$15.02	$628,373	9.13%	1.15%	to	2.05%	5.61%	to	6.58%
2019	48,772	$13.11	to	$14.09	$670,508	1.72%	1.15%	to	2.05%	13.84%	to	14.88%
2018	53,792	$11.52	to	$12.27	$645,646	1.45%	1.15%	to	2.05%	(7.70)%	to	(6.85)%
2017	56,999	$12.48	to	$13.17	$736,643	0.38%	1.15%	to	2.05%	9.19%	to	10.18%
2016	61,247	$11.43	to	$11.95	$720,554	2.65%	1.15%	to	2.05%	1.33%	to	2.26%
AZL MVP Growth Index Strategy Fund
2020	126,639	$15.33	to	$20.71	$2,254,083	1.86%	—%	to	3.40%	1.27%	to	4.73%
2019	138,335	$15.14	to	$19.78	$2,390,898	2.16%	—%	to	3.40%	16.55%	to	20.52%
2018	148,195	$12.99	to	$16.41	$2,160,089	0.82%	—%	to	3.40%	(9.55)%	to	(6.45)%
2017	149,425	$14.36	to	$17.54	$2,365,878	1.15%	—%	to	3.40%	7.96%	to	15.96%
2016	145,096	$12.81	to	$15.13	$2,013,691	1.98%	—%	to	3.40%	3.24%	to	6.80%
AZL MVP Moderate Index Strategy Fund
2020	26,364	$16.82	to	$18.24	$467,774	1.87%	1.15%	to	2.05%	4.27%	to	5.23%
2019	27,930	$16.13	to	$17.33	$472,411	2.13%	1.15%	to	2.05%	16.23%	to	17.29%
2018	29,910	$13.87	to	$14.78	$432,622	0.86%	1.15%	to	2.05%	(7.19)%	to	(6.34)%
2017	31,560	$14.95	to	$15.78	$488,774	1.67%	1.15%	to	2.05%	10.92%	to	11.93%
2016	33,159	$13.48	to	$14.10	$460,143	2.21%	1.15%	to	2.05%	3.30%	to	4.24%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
2020	72,009	$15.91	to	$16.95	$1,192,293	2.83%	1.15%	to	2.05%	5.82%	to	6.79%
2019	74,088	$15.03	to	$15.87	$1,152,403	1.84%	1.15%	to	2.05%	18.93%	to	20.01%
2018	73,504	$12.64	to	$13.22	$955,798	0.98%	1.15%	to	2.05%	(3.68)%	to	(2.80)%
2017	72,712	$13.12	to	$13.60	$975,914	1.24%	1.15%	to	2.05%	11.90%	to	12.92%
2016	67,646	$11.73	to	$12.05	$806,706	1.56%	1.15%	to	2.05%	5.44%	to	6.40%
AZL Russell 1000 Growth Index Fund Class 1
2020	3,828	$22.38	to	$23.20	$65,837	1.15%	1.15%	to	2.55%	36.00%	to	37.17%
2019	4,219	$16.46	to	$16.91	$53,537	1.39%	1.15%	to	2.55%	32.58%	to	33.71%
2018	4,695	$12.41	to	$12.71	$45,307	1.58%	1.15%	to	2.55%	(4.01)%	to	(2.99)%
2017	5,141	$12.93	to	$13.10	$51,623	0.39%	1.15%	to	2.55%	26.39%	to	27.72%
2016¹	5,752	$10.23	to	$10.25	$45,595	—%	1.15%	to	2.55%	2.32%	to	2.55%
AZL Russell 1000 Growth Index Fund Class 2
2020	17,486	$32.63	to	$52.11	$670,828	0.56%	—%	to	3.40%	34.01%	to	38.58%
2019	21,752	$24.35	to	$37.61	$617,780	0.75%	—%	to	3.40%	30.82%	to	35.28%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	25,179	$18.61	to	$27.80	$540,363	0.89%	—%	to	3.40%	(5.38)%	to	(2.14)%
2017	30,052	$19.67	to	$28.41	$674,397	0.26%	—%	to	3.40%	24.65%	to	28.89%
2016	34,351	$15.78	to	$22.04	$614,437	0.12%	—%	to	3.40%	2.04%	to	6.43%
AZL Russell 1000 Value Index Fund Class 1
2020	11,271	$12.88	to	$13.75	$132,301	3.03%	1.15%	to	2.70%	(0.48)%	to	1.08%
2019	12,877	$12.94	to	$13.61	$150,207	2.93%	1.15%	to	2.70%	22.77%	to	24.69%
2018	14,383	$10.54	to	$10.91	$135,319	2.75%	1.15%	to	2.70%	(10.95)%	to	(9.55)%
2017	16,153	$11.84	to	$12.06	$169,571	0.88%	1.15%	to	2.70%	10.36%	to	12.08%
2016¹	18,456	$10.73	to	$10.76	$170,485	—%	1.15%	to	2.70%	7.28%	to	7.64%
AZL Russell 1000 Value Index Fund Class 2
2020	19,013	$17.32	to	$28.21	$383,626	1.99%	—%	to	3.40%	(1.36)%	to	2.01%
2019	21,683	$17.56	to	$27.65	$439,080	1.93%	—%	to	3.40%	21.72%	to	25.86%
2018	24,316	$14.43	to	$21.97	$398,225	1.85%	—%	to	3.40%	(11.74)%	to	(8.72)%
2017	28,948	$16.35	to	$24.07	$530,578	0.66%	—%	to	3.40%	9.30%	to	13.02%
2016	32,904	$14.89	to	$21.30	$546,356	0.19%	—%	to	3.40%	7.03%	to	16.15%
AZL S&P 500 Index Fund
2020	38,580	$19.68	to	$32.04	$911,458	1.68%	—%	to	3.40%	11.39%	to	17.15%
2019	42,064	$17.08	to	$27.35	$864,709	1.52%	0.30%	to	3.40%	26.58%	to	30.50%
2018	48,216	$13.30	to	$20.96	$771,527	1.52%	0.30%	to	3.40%	(7.99)%	to	(5.13)%
2017	57,352	$14.26	to	$22.09	$985,017	0.92%	0.30%	to	3.40%	17.37%	to	21.00%
2016	66,003	$11.98	to	$18.26	$952,218	1.53%	0.30%	to	3.40%	4.83%	to	11.12%
AZL Small Cap Stock Index Fund Class 1
2020	3,021	$14.27	to	$15.20	$42,048	1.93%	1.15%	to	2.70%	8.07%	to	9.70%
2019	3,382	$13.21	to	$13.86	$43,271	1.58%	1.15%	to	2.70%	19.21%	to	21.02%
2018	3,788	$11.08	to	$11.45	$40,530	1.39%	1.15%	to	2.70%	(10.99)%	to	(9.64)%
2017	4,369	$12.45	to	$12.67	$52,401	0.67%	1.15%	to	2.70%	9.99%	to	11.65%
2016¹	4,946	$11.31	to	$11.35	$53,646	—%	1.15%	to	2.70%	13.16%	to	13.52%
AZL Small Cap Stock Index Fund Class 2
2020	19,900	$18.98	to	$29.82	$443,512	1.12%	—%	to	3.40%	7.05%	to	10.71%
2019	22,355	$17.72	to	$26.93	$459,446	0.92%	—%	to	3.40%	18.17%	to	22.19%
2018	24,867	$14.99	to	$22.04	$425,568	0.85%	—%	to	3.40%	(11.95)%	to	(8.93)%
2017	29,215	$17.02	to	$24.20	$562,093	0.48%	—%	to	3.40%	9.04%	to	12.74%
2016	33,643	$15.60	to	$21.46	$586,193	0.75%	—%	to	3.40%	13.03%	to	25.71%
AZL T. Rowe Price Capital Appreciation Fund
2020	24,624	$20.61	to	$36.63	$610,525	1.38%	0.30%	to	3.40%	13.60%	to	17.13%
2019	26,701	$18.13	to	$31.28	$580,071	2.08%	0.30%	to	3.40%	20.28%	to	24.01%
2018	28,493	$15.07	to	$25.22	$508,467	0.91%	0.30%	to	3.40%	(2.95)%	to	0.07%
2017	31,456	$15.52	to	$25.20	$574,307	1.33%	0.30%	to	3.40%	11.26%	to	14.70%
2016	31,990	$13.94	to	$21.97	$524,502	0.73%	0.30%	to	3.40%	4.29%	to	7.52%
BlackRock Equity Dividend V.I. Fund
2020	45	$25.82	to	$25.82	$1,170	1.92%	0.30%	to	0.30%	3.26%	to	3.26%
2019	58	$25.00	to	$25.00	$1,440	1.73%	0.30%	to	0.30%	27.08%	to	27.08%
2018	70	$19.67	to	$19.67	$1,369	1.87%	0.30%	to	0.30%	(7.69)%	to	(7.69)%
2017	49	$21.31	to	$21.31	$1,044	1.51%	0.30%	to	0.30%	16.14%	to	16.14%
2016	64	$18.35	to	$18.35	$1,173	1.62%	0.30%	to	0.30%	15.71%	to	15.71%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
BlackRock Global Allocation V.I. Fund
2020	70,620	$13.25	to	$32.31	$1,127,675	1.22%	—%	to	3.40%	16.72%	to	20.71%
2019	83,597	$11.34	to	$27.64	$1,126,831	1.21%	—%	to	3.40%	13.88%	to	17.75%
2018	97,309	$9.96	to	$24.23	$1,135,560	0.81%	—%	to	3.40%	(10.64)%	to	(7.58)%
2017	112,552	$11.13	to	$27.08	$1,448,787	1.23%	—%	to	3.40%	9.97%	to	13.71%
2016	128,496	$10.12	to	$24.59	$1,481,681	1.18%	—%	to	3.40%	0.38%	to	3.80%
BNY Mellon VIF Appreciation Portfolio
2020	2	$37.95	to	$37.95	$62	0.55%	0.30%	to	0.30%	23.01%	to	23.01%
2019	2	$30.85	to	$30.85	$50	0.95%	0.30%	to	0.30%	35.37%	to	35.37%
2018	2	$22.79	to	$22.79	$55	0.95%	0.30%	to	0.30%	(7.38)%	to	(7.38)%
2017	4	$24.60	to	$24.60	$91	1.09%	0.30%	to	0.30%	26.63%	to	26.63%
2016	5	$19.43	to	$19.43	$99	1.31%	0.30%	to	0.30%	7.31%	to	7.31%
ClearBridge Variable Aggressive Growth Portfolio
2020	41	$31.25	to	$31.25	$1,275	0.59%	0.30%	to	0.30%	17.38%	to	17.38%
2019	44	$26.62	to	$26.62	$1,170	0.71%	0.30%	to	0.30%	24.37%	to	24.37%
2018	56	$21.41	to	$21.41	$1,200	0.38%	0.30%	to	0.30%	(8.84)%	to	(8.84)%
2017	55	$23.48	to	$23.48	$1,282	0.24%	0.30%	to	0.30%	15.64%	to	15.64%
2016	71	$20.31	to	$20.31	$1,445	0.38%	0.30%	to	0.30%	0.63%	to	0.63%
Columbia Variable Portfolio – Seligman Global Technology Fund
2020	36	$37.26	to	$42.69	$1,446	—%	1.15%	to	2.55%	43.21%	to	44.15%
2019	41	$26.02	to	$29.62	$1,144	—%	1.15%	to	2.55%	52.16%	to	53.15%
2018	47	$17.10	to	$19.34	$872	—%	1.15%	to	2.55%	(10.02)%	to	(9.43)%
2017	52	$19.00	to	$21.35	$1,060	—%	1.15%	to	2.55%	32.48%	to	33.34%
2016	61	$14.35	to	$16.01	$930	—%	1.15%	to	2.55%	16.96%	to	17.73%
Davis VA Financial Portfolio
2020	1,725	$14.46	to	$28.34	$39,297	1.50%	1.00%	to	3.40%	(9.09)%	to	(7.07)%
2019	1,894	$15.90	to	$30.50	$47,060	1.51%	1.00%	to	3.40%	21.71%	to	24.42%
2018	2,098	$13.06	to	$24.51	$42,277	1.15%	1.00%	to	3.40%	(13.63)%	to	(11.70)%
2017	2,478	$15.11	to	$27.76	$57,372	0.73%	1.00%	to	3.40%	17.49%	to	20.03%
2016	2,659	$12.86	to	$23.13	$51,650	0.97%	1.00%	to	3.40%	10.54%	to	12.94%
Davis VA Real Estate Portfolio
2020	5	$39.86	to	$44.25	$206	2.00%	1.15%	to	2.55%	(9.82)%	to	(9.36)%
2019	6	$44.19	to	$48.82	$266	0.98%	1.15%	to	2.55%	23.38%	to	24.00%
2018	7	$35.82	to	$39.38	$260	2.68%	1.15%	to	2.55%	(6.62)%	to	(6.15)%
2017	8	$38.36	to	$41.95	$324	1.19%	1.15%	to	2.55%	6.22%	to	6.75%
2016	10	$35.21	to	$39.30	$375	1.66%	1.15%	to	2.55%	7.47%	to	8.17%
Eaton Vance VT Floating-Rate Income Fund
2020	64	$17.99	to	$17.99	$1,148	3.37%	0.30%	to	0.30%	1.69%	to	1.69%
2019	101	$17.69	to	$17.69	$1,778	4.40%	0.30%	to	0.30%	6.77%	to	6.77%
2018	462	$16.57	to	$16.57	$7,662	3.84%	0.30%	to	0.30%	(0.38)%	to	(0.38)%
2017	346	$16.63	to	$16.63	$5,748	3.26%	0.30%	to	0.30%	3.12%	to	3.12%
2016	327	$16.13	to	$16.13	$5,276	3.49%	0.30%	to	0.30%	8.63%	to	8.63%
Fidelity VIP Emerging Markets Portfolio
2020	262	$17.39	to	$17.39	$4,563	0.77%	0.30%	to	0.30%	30.48%	to	30.48%
2019	408	$13.32	to	$13.32	$5,435	1.44%	0.30%	to	0.30%	28.81%	to	28.81%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	419	$10.34	to	$10.34	$4,333	0.64%	0.30%	to	0.30%	(18.41)%	to	(18.41)%
2017	217	$12.68	to	$12.68	$2,755	0.57%	0.30%	to	0.30%	46.61%	to	46.61%
2016	144	$8.65	to	$8.65	$1,244	0.12%	0.30%	to	0.30%	2.64%	to	2.64%
Fidelity VIP FundsManager 50% Portfolio
2020	1,184	$14.35	to	$19.71	$21,338	0.98%	1.15%	to	3.40%	10.18%	to	12.59%
2019	1,394	$13.03	to	$17.51	$22,443	1.50%	1.15%	to	3.40%	13.87%	to	16.35%
2018	1,673	$11.81	to	$15.05	$23,202	1.19%	1.15%	to	3.40%	(8.23)%	to	(6.46)%
2017	2,008	$12.79	to	$16.08	$29,900	1.00%	1.15%	to	3.40%	10.77%	to	12.95%
2016	2,080	$11.49	to	$14.24	$27,736	1.11%	1.15%	to	3.40%	0.85%	to	2.89%
Fidelity VIP FundsManager 60% Portfolio
2020	4,747	$14.57	to	$19.43	$83,695	0.91%	1.15%	to	3.40%	11.18%	to	13.61%
2019	5,418	$13.10	to	$17.10	$84,768	1.31%	1.15%	to	3.40%	16.35%	to	18.88%
2018	6,504	$11.26	to	$14.39	$86,245	1.03%	1.15%	to	3.40%	(9.56)%	to	(7.58)%
2017	7,723	$12.45	to	$15.57	$111,536	0.95%	1.15%	to	3.40%	12.98%	to	15.44%
2016	7,539	$11.02	to	$13.48	$95,645	1.10%	1.15%	to	3.40%	1.25%	to	3.46%
Fidelity VIP Mid Cap Portfolio
2020	8	$77.74	to	$77.74	$611	0.42%	0.30%	to	0.30%	17.51%	to	17.51%
2019	7	$66.15	to	$66.15	$482	0.63%	0.30%	to	0.30%	22.80%	to	22.80%
2018	10	$53.87	to	$53.87	$515	0.66%	0.30%	to	0.30%	(15.03)%	to	(15.03)%
2017	66	$63.40	to	$63.40	$4,154	0.49%	0.30%	to	0.30%	20.18%	to	20.18%
2016	41	$52.75	to	$52.75	$2,151	0.84%	0.30%	to	0.30%	11.59%	to	11.59%
Fidelity VIP Strategic Income Portfolio
2020	87	$23.79	to	$23.79	$2,076	3.54%	0.30%	to	0.30%	6.84%	to	6.84%
2019	82	$22.27	to	$22.27	$1,824	3.04%	0.30%	to	0.30%	10.32%	to	10.32%
2018	99	$20.19	to	$20.19	$2,007	3.83%	0.30%	to	0.30%	(3.12)%	to	(3.12)%
2017	85	$20.83	to	$20.83	$1,772	3.03%	0.30%	to	0.30%	7.22%	to	7.22%
2016	85	$19.43	to	$19.43	$1,651	4.04%	0.30%	to	0.30%	7.69%	to	7.69%
Franklin Allocation VIP Fund
2020	7,004	$11.42	to	$18.13	$91,318	1.47%	0.30%	to	3.40%	8.05%	to	11.41%
2019	7,880	$10.56	to	$16.27	$94,216	3.54%	0.30%	to	3.40%	15.91%	to	19.50%
2018	8,691	$9.11	to	$13.62	$88,663	3.06%	0.30%	to	3.40%	(12.64)%	to	(9.92)%
2017	9,965	$10.42	to	$15.12	$115,400	2.70%	0.30%	to	3.40%	8.30%	to	11.64%
2016	11,344	$9.61	to	$13.54	$120,137	3.92%	0.30%	to	3.40%	9.40%	to	12.84%
Franklin Income VIP Fund
2020	14,395	$41.07	to	$107.46	$938,004	5.90%	0.30%	to	3.40%	(2.63)%	to	0.39%
2019	16,166	$42.18	to	$107.04	$1,065,730	5.37%	0.30%	to	3.40%	12.23%	to	15.71%
2018	18,039	$37.59	to	$92.51	$1,037,495	4.84%	0.30%	to	3.40%	(7.47)%	to	(4.59)%
2017	20,956	$40.62	to	$96.96	$1,288,820	4.19%	0.30%	to	3.40%	6.07%	to	9.34%
2016	22,898	$38.30	to	$88.68	$1,292,378	4.98%	0.30%	to	3.40%	10.27%	to	13.68%
Franklin Mutual Shares VIP Fund
2020	11,027	$22.03	to	$45.31	$296,587	2.83%	0.30%	to	3.40%	(8.18)%	to	(5.33)%
2019	12,376	$23.98	to	$47.86	$360,673	1.82%	0.30%	to	3.40%	18.53%	to	22.20%
2018	14,006	$20.22	to	$39.16	$338,348	2.36%	0.30%	to	3.40%	(12.08)%	to	(9.34)%
2017	16,656	$22.98	to	$43.20	$457,143	2.26%	0.30%	to	3.40%	4.79%	to	8.02%
2016	18,891	$21.92	to	$39.99	$487,498	2.01%	0.30%	to	3.40%	12.23%	to	15.71%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Franklin Rising Dividends VIP Fund
2020	3,364	$70.29	to	$149.29	$218,720	1.35%	0.30%	to	2.70%	12.87%	to	15.62%
2019	3,768	$62.28	to	$129.12	$219,360	1.35%	0.30%	to	2.70%	25.79%	to	28.84%
2018	4,167	$49.51	to	$100.22	$194,815	1.35%	0.30%	to	2.70%	(7.62)%	to	(5.36)%
2017	4,755	$53.59	to	$105.89	$243,653	1.61%	0.30%	to	2.70%	17.35%	to	20.20%
2016	5,308	$45.66	to	$88.10	$233,739	1.49%	0.30%	to	2.70%	12.95%	to	15.69%
Franklin Strategic Income VIP Fund
2020	26	$27.48	to	$27.48	$701	5.00%	0.30%	to	0.30%	3.12%	to	3.12%
2019	27	$26.64	to	$26.64	$724	5.20%	0.30%	to	0.30%	7.73%	to	7.73%
2018	34	$24.73	to	$24.73	$832	2.73%	0.30%	to	0.30%	(2.43)%	to	(2.43)%
2017	38	$25.35	to	$25.35	$968	2.87%	0.30%	to	0.30%	4.25%	to	4.25%
2016	39	$24.32	to	$24.32	$958	3.61%	0.30%	to	0.30%	7.62%	to	7.62%
Franklin U.S. Government Securities VIP Fund
2020	6,556	$16.32	to	$47.40	$180,119	3.47%	—%	to	3.40%	0.40%	to	3.83%
2019	7,470	$16.26	to	$45.65	$200,585	2.93%	—%	to	3.40%	1.76%	to	5.23%
2018	8,497	$15.97	to	$43.38	$221,290	2.78%	—%	to	3.40%	(2.99)%	to	0.34%
2017	9,942	$16.47	to	$43.23	$262,563	2.68%	—%	to	3.40%	(1.99)%	to	1.34%
2016	11,754	$17.50	to	$42.66	$311,288	2.56%	—%	to	3.40%	(2.60)%	to	0.66%
Invesco Oppenheimer V.I. Global Strategic Income Fund
2020	81	$21.18	to	$32.54	$2,167	5.91%	1.15%	to	2.70%	0.64%	to	2.22%
2019	88	$21.04	to	$31.83	$2,303	3.84%	1.15%	to	2.70%	7.85%	to	9.54%
2018	96	$19.51	to	$29.06	$2,288	4.95%	1.15%	to	2.70%	(6.96)%	to	(5.50)%
2017	114	$20.97	to	$30.75	$2,903	2.27%	1.15%	to	2.70%	3.45%	to	5.06%
2016	149	$20.27	to	$29.27	$3,698	5.00%	1.15%	to	2.70%	3.69%	to	5.31%
Invesco Oppenheimer V.I. International Growth Fund
2020	39	$33.97	to	$33.97	$1,336	0.58%	0.30%	to	0.30%	20.68%	to	20.68%
2019	45	$28.15	to	$28.15	$1,281	0.83%	0.30%	to	0.30%	27.57%	to	27.57%
2018	78	$22.07	to	$22.07	$1,724	0.62%	0.30%	to	0.30%	(19.79)%	to	(19.79)%
2017	59	$27.51	to	$27.51	$1,632	1.12%	0.30%	to	0.30%	26.07%	to	26.07%
2016	60	$21.82	to	$21.82	$1,303	0.82%	0.30%	to	0.30%	(3.01)%	to	(3.01)%
Invesco V.I. American Value Fund
2020	10	$42.28	to	$42.28	$422	0.55%	0.30%	to	0.30%	0.55%	to	0.55%
2019	19	$42.04	to	$42.04	$780	0.38%	0.30%	to	0.30%	24.34%	to	24.34%
2018	15	$33.81	to	$33.81	$521	0.19%	0.30%	to	0.30%	(13.13)%	to	(13.13)%
2017	13	$38.92	to	$38.92	$522	0.60%	0.30%	to	0.30%	9.35%	to	9.35%
2016	18	$35.60	to	$35.60	$652	0.12%	0.30%	to	0.30%	14.87%	to	14.87%
Invesco V.I. Balanced-Risk Allocation Fund
2020	16	$24.46	to	$24.46	$394	7.83%	0.30%	to	0.30%	9.66%	to	9.66%
2019	17	$22.31	to	$22.31	$382	—%	0.30%	to	0.30%	14.54%	to	14.54%
2018	47	$19.47	to	$19.47	$924	1.30%	0.30%	to	0.30%	(6.99)%	to	(6.99)%
2017	48	$20.94	to	$20.94	$1,015	3.75%	0.30%	to	0.30%	9.50%	to	9.50%
2016	53	$19.12	to	$19.12	$1,017	0.20%	0.30%	to	0.30%	11.18%	to	11.18%
Ivy VIP Asset Strategy Portfolio
2020	11	$85.18	to	$85.18	$976	2.10%	0.30%	to	0.30%	13.54%	to	13.54%
2019	12	$75.02	to	$75.02	$878	2.08%	0.30%	to	0.30%	21.41%	to	21.41%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	13	$61.79	to	$61.79	$830	1.79%	0.30%	to	0.30%	(5.72)%	to	(5.72)%
2017	14	$65.54	to	$65.54	$938	1.43%	0.30%	to	0.30%	17.92%	to	17.92%
2016	27	$55.58	to	$55.58	$1,484	0.58%	0.30%	to	0.30%	(2.86)%	to	(2.86)%
Ivy VIP Energy Portfolio
2020	8	$5.21	to	$5.21	$43	1.66%	0.30%	to	0.30%	(37.02)%	to	(37.02)%
2019	15	$8.27	to	$8.27	$128	—%	0.30%	to	0.30%	3.17%	to	3.17%
2018	37	$8.01	to	$8.01	$298	—%	0.30%	to	0.30%	(34.33)%	to	(34.33)%
2017	48	$12.20	to	$12.20	$588	0.94%	0.30%	to	0.30%	(12.90)%	to	(12.90)%
2016	43	$14.01	to	$14.01	$604	0.12%	0.30%	to	0.30%	34.15%	to	34.15%
Ivy VIP Growth Portfolio
2020	1	$384.73	to	$384.73	$506	—%	0.30%	to	0.30%	30.16%	to	30.16%
2019	1	$295.59	to	$295.59	$398	—%	0.30%	to	0.30%	36.18%	to	36.18%
2018	2	$217.07	to	$217.07	$403	0.03%	0.30%	to	0.30%	1.98%	to	1.98%
2017	1	$212.86	to	$212.86	$312	0.24%	0.30%	to	0.30%	28.95%	to	28.95%
2016	1	$165.07	to	$165.07	$244	0.02%	0.30%	to	0.30%	0.92%	to	0.92%
Ivy VIP Mid Cap Growth Portfolio
2020	12	$72.36	to	$72.36	$889	—%	0.30%	to	0.30%	48.55%	to	48.55%
2019	14	$48.71	to	$48.71	$698	—%	0.30%	to	0.30%	37.53%	to	37.53%
2018	12	$35.42	to	$35.42	$410	—%	0.30%	to	0.30%	(0.36)%	to	(0.36)%
2017	16	$35.54	to	$35.54	$553	—%	0.30%	to	0.30%	26.52%	to	26.52%
2016	16	$28.09	to	$28.09	$438	—%	0.30%	to	0.30%	5.80%	to	5.80%
Ivy VIP Natural Resources Portfolio
2020	6	$9.39	to	$9.39	$59	2.48%	0.30%	to	0.30%	(12.25)%	to	(12.25)%
2019	6	$10.70	to	$10.70	$60	1.02%	0.30%	to	0.30%	9.13%	to	9.13%
2018	6	$9.80	to	$9.80	$61	0.30%	0.30%	to	0.30%	(23.46)%	to	(23.46)%
2017	6	$12.81	to	$12.81	$74	0.12%	0.30%	to	0.30%	2.66%	to	2.66%
2016	9	$12.48	to	$12.48	$112	0.69%	0.30%	to	0.30%	23.44%	to	23.44%
Ivy VIP Science and Technology Portfolio
2020	4	$287.07	to	$287.07	$1,046	—%	0.30%	to	0.30%	34.95%	to	34.95%
2019	6	$212.72	to	$212.72	$1,303	—%	0.30%	to	0.30%	49.04%	to	49.04%
2018	9	$142.73	to	$142.73	$1,257	—%	0.30%	to	0.30%	(5.52)%	to	(5.52)%
2017	9	$151.07	to	$151.07	$1,434	—%	0.30%	to	0.30%	31.72%	to	31.72%
2016	11	$114.69	to	$114.69	$1,252	—%	0.30%	to	0.30%	1.24%	to	1.24%
JPMorgan Insurance Trust Core Bond Portfolio
2020	1,737	$9.14	to	$15.83	$25,385	1.83%	0.30%	to	2.05%	5.54%	to	7.36%
2019	1,592	$8.52	to	$14.87	$22,080	2.36%	0.30%	to	2.05%	5.73%	to	7.54%
2018	1,530	$7.92	to	$13.94	$19,933	2.22%	0.30%	to	2.05%	(2.21)%	to	(0.53)%
2017	1,336	$7.96	to	$14.14	$17,566	2.34%	0.30%	to	2.05%	1.26%	to	2.99%
2016	1,231	$7.73	to	$13.84	$15,949	2.59%	0.30%	to	2.05%	(0.18)%	to	1.53%
Lazard Retirement International Equity Portfolio
2020	12	$24.16	to	$24.16	$283	2.24%	0.30%	to	0.30%	7.91%	to	7.91%
2019	12	$22.39	to	$22.39	$260	0.34%	0.30%	to	0.30%	20.64%	to	20.64%
2018	12	$18.56	to	$18.56	$224	1.55%	0.30%	to	0.30%	(14.17)%	to	(14.17)%
2017	13	$21.62	to	$21.62	$271	2.33%	0.30%	to	0.30%	21.97%	to	21.97%
2016	14	$17.73	to	$17.73	$246	0.99%	0.30%	to	0.30%	(4.57)%	to	(4.57)%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
2020	9	$57.01	to	$57.01	$536.00	0.04%	0.30%	to	0.30%	6.47%	to	6.47%
2019	72	$53.55	to	$53.55	$3,860.00	—%	0.30%	to	0.30%	29.54%	to	29.54%
2018	71	$41.34	to	$41.34	$2,951.00	0.02%	0.30%	to	0.30%	(13.50)%	to	(13.50)%
2017	92	$47.79	to	$47.79	$4,402.00	0.40%	0.30%	to	0.30%	13.60%	to	13.60%
2016	61	$42.07	to	$42.07	$2,545.00	—%	0.30%	to	0.30%	15.44%	to	15.44%
MFS International Intrinsic Value Portfolio
2020	103	$25.30	to	$25.30	$2,598	0.77%	0.30%	to	0.30%	19.85%	to	19.85%
2019	113	$21.11	to	$21.11	$2,376	1.50%	0.30%	to	0.30%	25.28%	to	25.28%
2018	121	$16.85	to	$16.85	$2,035	0.94%	0.30%	to	0.30%	(10.00)%	to	(10.00)%
2017	119	$18.72	to	$18.72	$2,220	1.31%	0.30%	to	0.30%	26.44%	to	26.44%
2016	125	$14.81	to	$14.81	$1,857	1.14%	0.30%	to	0.30%	3.53%	to	3.53%
MFS VIT Total Return Bond Portfolio
2020	1,789	$18.03	to	$25.92	$36,398	3.24%	0.30%	to	2.05%	5.97%	to	7.85%
2019	1,832	$17.02	to	$24.03	$35,037	3.25%	0.30%	to	2.05%	7.69%	to	9.59%
2018	1,787	$15.95	to	$21.93	$31,518	3.12%	0.30%	to	2.05%	(3.29)%	to	(1.63)%
2017	1,510	$16.49	to	$22.29	$27,388	3.03%	0.30%	to	2.05%	2.13%	to	3.87%
2016	1,290	$16.15	to	$21.46	$22,887	3.93%	0.30%	to	2.05%	1.95%	to	3.70%
MFS VIT Utilities Portfolio
2020	3	$39.66	to	$39.66	$107	2.05%	0.30%	to	0.30%	5.30%	to	5.30%
2019	11	$37.66	to	$37.66	$431	4.87%	0.30%	to	0.30%	24.43%	to	24.43%
2018	3	$30.27	to	$30.27	$93	0.80%	0.30%	to	0.30%	0.51%	to	0.51%
2017	4	$30.11	to	$30.11	$124	3.61%	0.30%	to	0.30%	14.15%	to	14.15%
2016	7	$26.38	to	$26.38	$194	4.84%	0.30%	to	0.30%	10.90%	to	10.90%
PIMCO VIT All Asset Portfolio
2020	15,537	$14.33	to	$23.64	$288,825	5.00%	0.30%	to	3.40%	4.44%	to	7.69%
2019	17,569	$13.71	to	$21.95	$308,198	2.91%	0.30%	to	3.40%	8.21%	to	11.56%
2018	19,782	$12.67	to	$19.68	$315,960	3.12%	0.30%	to	3.40%	(8.54)%	to	(5.69)%
2017	22,983	$13.84	to	$20.87	$395,072	4.59%	0.30%	to	3.40%	9.81%	to	13.20%
2016	25,488	$12.60	to	$18.43	$392,444	2.62%	0.30%	to	3.40%	9.21%	to	12.59%
PIMCO VIT Balanced Allocation Portfolio
2020	5,811	$12.40	to	$13.41	$75,819	0.98%	1.15%	to	2.05%	8.86%	to	9.85%
2019	6,660	$11.39	to	$12.21	$79,383	2.15%	1.15%	to	2.05%	16.59%	to	17.65%
2018	7,323	$9.77	to	$10.38	$74,432	1.29%	1.15%	to	2.05%	(7.51)%	to	(6.67)%
2017	8,045	$10.56	to	$11.12	$87,877	0.71%	1.15%	to	2.05%	12.16%	to	13.18%
2016	8,764	$9.42	to	$9.82	$84,834	0.76%	1.15%	to	2.05%	0.85%	to	1.77%
PIMCO VIT CommodityRealReturn Strategy Portfolio
2020	7,179	$4.51	to	$7.57	$38,457	6.52%	—%	to	3.40%	(2.00)%	to	1.35%
2019	7,681	$4.60	to	$7.47	$41,546	4.47%	—%	to	3.40%	7.76%	to	11.43%
2018	8,058	$4.27	to	$6.71	$39,993	2.09%	—%	to	3.40%	(16.98)%	to	(14.13)%
2017	9,380	$5.14	to	$7.81	$55,600	11.25%	—%	to	3.40%	(1.20)%	to	2.15%
2016	10,042	$5.20	to	$7.64	$59,609	1.10%	—%	to	3.40%	11.36%	to	15.16%
PIMCO VIT Dynamic Bond Portfolio
2020	12,952	$9.48	to	$13.05	$145,668	2.79%	—%	to	3.40%	1.40%	to	4.81%
2019	15,799	$9.35	to	$12.45	$172,393	4.44%	—%	to	3.40%	1.53%	to	4.94%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	17,733	$9.21	to	$11.87	$187,198	2.82%	—%	to	3.40%	(2.27)%	to	1.03%
2017	20,705	$9.42	to	$11.75	$219,757	1.71%	—%	to	3.40%	1.61%	to	5.01%
2016	21,704	$9.27	to	$11.19	$222,561	1.74%	—%	to	3.40%	1.34%	to	4.74%
PIMCO VIT Emerging Markets Bond Portfolio
2020	4,292	$16.00	to	$35.00	$86,204	4.61%	—%	to	3.40%	3.18%	to	6.70%
2019	4,961	$15.50	to	$33.32	$95,266	4.44%	—%	to	3.40%	11.01%	to	14.80%
2018	6,200	$13.95	to	$29.48	$105,980	4.13%	—%	to	3.40%	(7.89)%	to	(4.73)%
2017	7,595	$15.14	to	$31.43	$139,054	5.09%	—%	to	3.40%	6.28%	to	9.89%
2016	8,810	$14.24	to	$29.04	$149,604	5.27%	—%	to	3.40%	9.61%	to	13.34%
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
2020	3,540	$10.93	to	$18.34	$47,778	2.48%	—%	to	3.40%	6.49%	to	10.12%
2019	4,116	$10.26	to	$16.65	$51,561	2.46%	—%	to	3.40%	2.63%	to	6.13%
2018	4,631	$9.99	to	$15.69	$55,781	6.16%	—%	to	3.40%	(7.37)%	to	(4.20)%
2017	5,589	$10.78	to	$16.38	$71,855	1.94%	—%	to	3.40%	5.11%	to	8.63%
2016	6,231	$10.25	to	$18.02	$75,178	1.51%	—%	to	3.40%	0.67%	to	4.04%
PIMCO VIT Global Core Bond (Hedged) Portfolio
2020	7,411	$9.17	to	$11.20	$79,472	6.12%	1.15%	to	3.40%	4.70%	to	6.87%
2019	8,493	$8.76	to	$10.48	$85,815	2.21%	1.15%	to	3.40%	4.49%	to	6.66%
2018	10,384	$8.39	to	$9.82	$98,630	1.68%	1.15%	to	3.40%	(2.15)%	to	(0.11)%
2017	10,197	$8.75	to	$9.83	$97,634	1.43%	1.15%	to	3.40%	1.32%	to	3.10%
2016	9,851	$8.58	to	$9.54	$91,724	1.69%	1.15%	to	3.40%	3.63%	to	5.57%
PIMCO VIT Global Managed Asset Allocation Portfolio
2020	8,931	$12.22	to	$17.68	$130,814	8.06%	—%	to	3.40%	13.03%	to	16.83%
2019	10,450	$10.81	to	$15.13	$133,161	2.15%	—%	to	3.40%	13.26%	to	17.06%
2018	12,168	$9.67	to	$12.93	$134,729	1.70%	—%	to	3.40%	(8.45)%	to	(5.46)%
2017	14,339	$10.56	to	$13.67	$170,774	2.20%	—%	to	3.40%	10.50%	to	14.08%
2016	16,198	$9.55	to	$11.98	$172,105	2.40%	—%	to	3.40%	0.76%	to	4.04%
PIMCO VIT High Yield Portfolio
2020	19,322	$17.22	to	$35.34	$481,389	4.85%	—%	to	3.40%	2.26%	to	5.76%
2019	23,360	$16.84	to	$33.42	$560,228	4.96%	—%	to	3.40%	10.97%	to	14.75%
2018	27,588	$15.17	to	$29.12	$586,686	5.10%	—%	to	3.40%	(5.88)%	to	(2.65)%
2017	32,146	$16.12	to	$29.92	$712,987	4.88%	—%	to	3.40%	3.12%	to	6.63%
2016	35,232	$15.63	to	$28.06	$743,025	5.22%	—%	to	3.40%	8.78%	to	12.48%
PIMCO VIT Long-Term U.S. Government Portfolio
2020	158	$28.68	to	$44.73	$5,405	1.69%	—%	to	2.60%	14.68%	to	17.06%
2019	176	$24.75	to	$38.21	$5,112	1.97%	—%	to	2.60%	10.65%	to	13.00%
2018	30	$23.04	to	$28.61	$774	2.38%	—%	to	2.60%	(4.56)%	to	(3.50)%
2017²	12	$0.03	to	$0.03	$—	1.46%	—%	to	2.60%	4.79%	to	5.25%
PIMCO VIT Low Duration Portfolio
2020	336	$19.85	to	$19.85	$6,668	1.27%	0.30%	to	0.30%	2.68%	to	2.68%
2019	448	$19.33	to	$19.33	$8,661	2.74%	0.30%	to	0.30%	3.72%	to	3.72%
2018	291	$18.63	to	$18.63	$5,415	1.97%	0.30%	to	0.30%	0.04%	to	0.04%
2017	119	$18.63	to	$18.63	$2,217	1.38%	0.30%	to	0.30%	1.05%	to	1.05%
2016	278	$18.43	to	$18.43	$5,121	1.50%	0.30%	to	0.30%	1.10%	to	1.10%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
PIMCO VIT Real Return Portfolio
2020	16,003	$12.48	to	$24.32	$261,562	1.41%	—%	to	3.40%	8.08%	to	11.72%
2019	19,087	$11.55	to	$22.11	$284,537	1.65%	—%	to	3.40%	4.92%	to	8.45%
2018	22,224	$11.00	to	$20.70	$311,183	2.49%	—%	to	3.40%	(5.40)%	to	(2.20)%
2017	26,057	$11.63	to	$21.50	$379,635	2.37%	—%	to	3.40%	0.30%	to	3.66%
2016	28,691	$11.60	to	$21.07	$410,286	2.28%	—%	to	3.40%	1.68%	to	5.20%
PIMCO VIT StocksPLUS Global Portfolio
2020	14,716	$7.30	to	$19.72	$231,036	1.12%	0.30%	to	3.40%	9.30%	to	12.70%
2019	17,175	$6.60	to	$17.50	$244,261	1.53%	0.30%	to	3.40%	23.32%	to	27.14%
2018	19,341	$5.29	to	$13.76	$219,308	1.52%	0.30%	to	3.40%	(13.70)%	to	(11.01)%
2017	22,407	$6.06	to	$15.47	$292,155	3.33%	0.30%	to	3.40%	19.01%	to	22.62%
2016	25,558	$5.04	to	$12.61	$277,104	5.08%	0.30%	to	3.40%	4.25%	to	7.43%
PIMCO VIT Total Return Portfolio
2020	36,758	$14.82	to	$31.85	$800,296	2.13%	—%	to	3.40%	5.07%	to	8.66%
2019	40,947	$14.10	to	$29.31	$836,413	3.02%	—%	to	3.40%	4.80%	to	8.37%
2018	46,010	$13.45	to	$27.04	$881,868	2.54%	—%	to	3.40%	(3.82)%	to	(0.53)%
2017	51,931	$13.97	to	$27.19	$1,018,136	2.02%	—%	to	3.40%	1.47%	to	4.92%
2016	56,159	$13.77	to	$25.91	$1,066,912	2.08%	—%	to	3.40%	(0.70)%	to	2.68%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio
2020	4	$14.07	to	$14.07	$62	1.18%	0.30%	to	0.30%	(8.59)%	to	(8.59)%
2019	15	$15.39	to	$15.39	$228	2.10%	0.30%	to	0.30%	15.17%	to	15.17%
2018	15	$13.36	to	$13.36	$199	1.70%	0.30%	to	0.30%	(7.53)%	to	(7.53)%
2017	5	$14.45	to	$14.45	$65	0.76%	0.30%	to	0.30%	13.48%	to	13.48%
2016	16	$12.73	to	$12.73	$202	0.91%	0.30%	to	0.30%	(0.77)%	to	(0.77)%
T. Rowe Price Blue Chip Growth Portfolio
2020	63	$66.81	to	$66.81	$4,230	—%	0.30%	to	0.30%	33.51%	to	33.51%
2019	116	$50.04	to	$50.04	$5,813	—%	0.30%	to	0.30%	29.19%	to	29.19%
2018	75	$38.74	to	$38.74	$2,919	—%	0.30%	to	0.30%	1.34%	to	1.34%
2017	71	$38.22	to	$38.22	$2,695	—%	0.30%	to	0.30%	35.42%	to	35.42%
2016	84	$28.22	to	$28.22	$2,372	—%	0.30%	to	0.30%	0.24%	to	0.24%
T. Rowe Price Equity Income Portfolio
2020	28	$32.40	to	$32.40	$917	2.07%	0.30%	to	0.30%	0.65%	to	0.65%
2019	41	$32.19	to	$32.19	$1,320	1.97%	0.30%	to	0.30%	25.67%	to	25.67%
2018	56	$25.61	to	$25.61	$1,438	1.80%	0.30%	to	0.30%	(9.96)%	to	(9.96)%
2017	57	$28.45	to	$28.45	$1,628	1.58%	0.30%	to	0.30%	15.38%	to	15.38%
2016	54	$24.65	to	$24.65	$1,335	2.04%	0.30%	to	0.30%	18.50%	to	18.50%
T. Rowe Price Health Sciences Portfolio
2020	9	$117.96	to	$117.96	$1,004	—%	0.30%	to	0.30%	28.88%	to	28.88%
2019	13	$91.53	to	$91.53	$1,194	—%	0.30%	to	0.30%	28.24%	to	28.24%
2018	16	$71.37	to	$71.37	$1,113	—%	0.30%	to	0.30%	0.55%	to	0.55%
2017	17	$70.98	to	$70.98	$1,233	—%	0.30%	to	0.30%	26.93%	to	26.93%
2016	18	$55.92	to	$55.92	$997	—%	0.30%	to	0.30%	(10.98)%	to	(10.98)%
Templeton Global Bond VIP Fund
2020	11,044	$23.85	to	$69.74	$463,529	8.33%	—%	to	3.40%	(8.41)%	to	(5.28)%
2019	12,315	$26.04	to	$73.63	$555,889	7.08%	—%	to	3.40%	(1.35)%	to	2.01%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	13,706	$27.38	to	$72.17	$616,889	—%	—%	to	3.40%	(1.39)%	to	1.94%
2017	16,014	$27.76	to	$70.80	$718,124	—%	—%	to	3.40%	(1.37)%	to	1.93%
2016	17,662	$28.15	to	$69.46	$784,007	—%	—%	to	3.40%	(0.40)%	to	2.94%
Templeton Growth VIP Fund
2020	7,750	$21.67	to	$47.82	$207,398	3.07%	0.30%	to	3.40%	2.30%	to	5.48%
2019	8,939	$21.17	to	$45.33	$233,321	2.82%	0.30%	to	3.40%	11.36%	to	14.81%
2018	9,815	$19.00	to	$39.49	$224,433	2.04%	0.30%	to	3.40%	(17.67)%	to	(15.11)%
2017	11,514	$23.07	to	$46.51	$320,196	1.69%	0.30%	to	3.40%	14.61%	to	18.15%
2016	13,230	$20.12	to	$39.37	$318,160	2.11%	0.30%	to	3.40%	6.01%	to	9.29%

1. Period from October 14, 2016 (fund commencement) to December 31, 2016
2. Period from May 1, 2017 (fund commencement) to December 31, 2017
3. Period from October 16, 2017 (fund commencement) to December 31, 2017

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the Variable Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated, based on the products available to the contractholders. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units such as the contract maintenance charges and rider charges for the optional benefits Investment Protector and Income Protector, the account fee for the Income Advantage Account, and expenses of the underlying funds are excluded. Mortality and expense risk and administrative charges for all funds in annuitized contracts are excluded from the expense ratio.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the Variable Account for products held at the time by contractholders. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Funds with a date notation, as shown below, indicate the effective date of that fund in the Variable Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values. Based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented and are not annualized.

**** Units Outstanding excludes units for annuitized contracts. Total Net Assets includes the net assets of the annuitized contracts. Total net assets of annuitized contracts at December 31, 2020, 2019, 2018, 2017 and 2016, are $10,473, $9,974, $9,248, $9,476 and $9,453, respectively.
(7) Subsequent Events
No material subsequent events have occurred since December 31, 2020 through March 29, 2021, the date at which the financial statements were issued, that would require adjustment to the financial statements.

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
A.	FINANCIAL STATEMENTS
THE FOLLOWING FINANCIAL STATEMENTS OF THE COMPANY ARE INCORPORATED BY REFERENCE AS EXHIBIT EX-99.A. FROM POST-EFFECTIVE AMENDMENT NO. 22 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 19, 2021.

1.	REPORT OF INDEPENDENT AUDITORS, PRICEWATERHOUSECOOPERS, LLP
2.	STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS – DECEMBER 31, 2020 AND 2019
3.	STATUTORY STATEMENTS OF OPERATIONS – YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018
4.	STATUTORY STATEMENTS OF CAPITAL AND SURPLUS – YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018
5.	STATUTORY STATEMENTS OF CASH FLOWS – YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018
6.	NOTES TO THE STATUTORY FINANCIAL STATEMENTS AND SCHEDULES – DECEMBER 31, 2020, 2019, AND 2018
THE FOLLOWING FINANCIAL STATEMENTS OF THE VARIABLE ACCOUNT ARE INCLUDED IN PART B OF THIS REGISTRATION STATEMENT.
1.	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, PRICEWATERHOUSECOOPERS, LLP
2.	STATEMENTS OF ASSETS AND LIABILITIES – DECEMBER 31, 2020
3.	STATEMENTS OF OPERATIONS – FOR THE YEAR OR PERIODS ENDED DECEMBER 31, 2020
4.	STATEMENTS OF CHANGES IN NET ASSETS – FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019
5.	NOTES TO THE FINANCIAL STATEMENTS AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE YEARS OR PERIODS IN THE FIVE-YEAR PERIOD THEN ENDED – DECEMBER 31, 2020
B.	EXHIBITS
1.
RESOLUTION OF BOARD OF DIRECTORS OF THE COMPANY AUTHORIZING THE ESTABLISHMENT OF THE SEPARATE ACCOUNT, DATED MAY 31, 1985 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B1. FROM REGISTRANT’S FORM N-4 (FILE NOS. 333-06709 AND 811-05618), ELECTRONICALLY FILED ON JUNE 25, 1996.

2.	NOT APPLICABLE
3.	A.
PRINCIPAL UNDERWRITER AGREEMENT BY AND BETWEEN NORTH AMERICAN LIFE AND CASUALTY COMPANY ON BEHALF OF NALAC FINANCIAL PLANS, INC. DATED SEPTEMBER 14, 1988 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B3.A. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-06709 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 13, 1996.
(NORTH AMERICAN LIFE AND CASUALTY COMPANY IS THE PREDECESSOR TO ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA. NALAC FINANCIAL PLANS, INC., IS THE PREDECESSOR TO USALLIANZ INVESTOR SERVICES, LLC, WHICH IS THE PREDECESSOR TO ALLIANZ LIFE FINANCIAL SERVICES, LLC.)

B.
BROKER-DEALER AGREEMENT (AMENDED AND RESTATED) BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE FINANCIAL SERVICES, LLC, DATED JUNE 1, 2010 INCORPORATED BY REFERENCE AS EXHIBIT EX-99B3B. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-166408 AND 811-05618), ELECTRONICALLY FILED ON SEPTEMBER 24, 2010.

C.
THE CURRENT SPECIMEN OF THE SELLING AGREEMENT BETWEEN ALLIANZ LIFE FINANCIAL SERVICES, LLC, THE PRINCIPAL UNDERWRITER FOR THE CONTRACTS, AND RETAIL BROKERS WHICH OFFER AND SELL THE CONTRACTS TO THE PUBLIC IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B3.B. FROM THE INITIAL REGISTRATION STATEMENT TO REGISTRANT’S FORM N-4 (FILE NOS. 333-134267 AND 811-05618), ELECTRONICALLY FILED ON MAY 19, 2006.THE UNDERWRITER HAS EXECUTED VERSIONS OF THE AGREEMENT WITH APPROXIMATELY 2,100 RETAIL BROKERS.

4.	A.
INDIVIDUAL VARIABLE ANNUITY "BASE" CONTRACT-L40529 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.A. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 9, 2007.

B.
SCHEDULE PAGES-S40770-01 TO S40813 COMBINED INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.C. FROM POST-EFFECTIVE AMENDMENT NO. 16 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-145866 AND 811-05618), ELECTRONICALLY FILED ON APRIL 23, 2010.

C.
SCHEDULE PAGE-S40842 FOR INCOME FOCUS (01.12) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.C. FROM POST-EFFECTIVE AMENDMENT NO. 4 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-169265 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 21, 2011.

D.
SCHEDULE PAGES-INVESTMENT OPTIONS-S40796-01 TO S40805-DP COMBINED INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.E. FROM POST-EFFECTIVE AMENDMENT NO. 16 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-145866 AND 811-05618), ELECTRONICALLY FILED ON APRIL 23, 2010.

E.
SCHEDULE PAGE- INVESTMENT OPTIONS-S40843 FOR INCOME FOCUS (01.12) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.E. FROM POST-EFFECTIVE AMENDMENT NO. 4 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-169265 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 21, 2011.

F.
ASSET ALLOCATION RIDER-S40741 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4D. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 9, 2007.

G.
ASSET ALLOCATION RIDER-S40741-02 AND S40766-02 COMBINED INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.G. FROM POST-EFFECTIVE AMENDMENT NO. 16 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-145866 AND 811-05618), ELECTRONICALLY FILED ON APRIL 23, 2010.

H.
ASSET ALLOCATION RIDER- S40766-03 AND INVESTMENT OPTIONS -S40789-3 FOR INVESTMENT PROTECTOR INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.H. FROM POST-EFFECTIVE AMENDMENT NO. 9 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-171427 AND 811-05618) ELECTRONICALLY FILED ON JUNE 7, 2012.

I.
INCOME PROTECTOR (08.09) RIDER-S40799 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.L. FROM POST-EFFECTIVE AMENDMENT NO. 16 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-145866 AND 811-05618), ELECTRONICALLY FILED ON APRIL 23, 2010.

J.
INVESTMENT PROTECTOR (08.09) RIDER-S40801 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.M. FROM POST-EFFECTIVE AMENDMENT NO. 16 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-145866 AND 811-05618), ELECTRONICALLY FILED ON APRIL 23, 2010.

K.
INCOME FOCUS (01.12) RIDER -S40840 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.J. FROM POST-EFFECTIVE AMENDMENT NO. 4 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-169265 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 21, 2011.

L.
WAIVER OF WITHDRAWAL CHARGE RIDER-S40749 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.F. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 9, 2007.

M.
QUARTERLY VALUE DEATH BENEFIT RIDER-S40743 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.G. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 9, 2007.

N.
QUARTERLY VALUE DEATH BENEFIT RIDER-S40743-02, S40815, S40816 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.P. FROM POST-EFFECTIVE AMENDMENT NO. 16 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-145866 AND 811-05618), ELECTRONICALLY FILED ON APRIL 23, 2010.

O.
INHERITED IRA/ROTH IRA ENDORSEMENT-S40713 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.Q. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-134267 AND 811-05618), ELECTRONICALLY FILED ON SEPTEMBER 25, 2006.

P.
ROTH IRA ENDORSEMENT-S40342 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.L. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-134267 AND 811-05618), ELECTRONICALLY FILED ON SEPTEMBER 25, 2006.

Q.
IRA ENDORSEMENT-S40014 INCORPORATED BY REFERENCE AS EXHIBIT EX.99-B4.G. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

R.
UNISEX ENDORSEMENT(S20146) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.H. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

S.
PENSION PLAN AND PROFIT SHARING PLAN ENDORSEMENT-S20205 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.I. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

T.
403(B) ENDORSEMENT-S30072(4-99) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.K. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

5.	A.
APPLICATION FOR IND. VAR. ANNUITY CONTRACT-F70035 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B5.B. FROM POST-EFFECTIVE AMENDMENT NO. 16 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-145866 AND 811-05618), ELECTRONICALLY FILED ON APRIL 23, 2010.

B.
APPLICATION FOR IND. VAR. ANNUITY CONTRACT- F70037 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B5.B. FROM POST-EFFECTIVE AMENDMENT NO. 4 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-169265 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 21, 2011.

6.	(I).
THE RESTATED ARTICLE OF INCORPORATION OF THE COMPANY (AS AMENDED AUGUST 1, 2006) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B6.I. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-166408 AND 811-05618), ELECTRONICALLY FILED ON SEPTEMBER 24, 2010.

(II).
THE RESTATED BYLAWS OF THE COMPANY (AS AMENDED AUGUST 1, 2006) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B6.II. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-166408 AND 811-05618), ELECTRONICALLY FILED ON SEPTEMBER 24, 2010.

7.	NOT APPLICABLE

8.	A.
22C-2 AGREEMENTS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.A. FROM POST-EFFECTIVE AMENDMENT NO. 20 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 24, 2008.

B.
22C-2 AGREEMENT-BLACKROCK DISTRIBUTORS, INC. INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.B. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 3, 2009.

C.
PARTICIPATION AGREEMENT BETWEEN BLACKROCK SERIES FUND, INC., BLACKROCK DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE CO. OF NORTH AMERICA, AND ALLIANZ LIFE FINANCIAL SERVICES, LLC, DATED MAY 1, 2008 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.C. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 3, 2009.

D.
ADMINISTRATIVE SERVICES AGREEMENT BETWEEN BLACKROCK ADVISORS, LLC AND ALLIANZ LIFE, DATED MAY 1, 2008 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.D. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 3, 2009.

E.
PARTICIPATION AGREEMENT BETWEEN DAVIS VARIABLE ACCOUNT FUND, INC., DAVIS DISTRIBUTORS, LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 11/1/1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.E. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

	F.	-
AMENDMENT TO PARTICIPATION AGREEMENT BETWEEN DAVIS VARIABLE ACCOUNT FUND, INC., DAVIS DISTRIBUTORS, LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA DATED 5/1/08. INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.F. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 3, 2009.

	G.	-
AMENDMENT  TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN DAVIS VARIABLE ACCOUNT FUND, INC., DAVIS DISTRIBUTORS, LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA DATED 9/3/2015, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.G. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 19, 2016.

H.
PARTICIPATION AGREEMENT & AMENDMENT BETWEEN FIDELITY DISTRIBUTORS CORPORATION AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 9-29-2010 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Q. FROM POST-EFFECTIVE AMENDMENT NO. 17 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-145866 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 20, 2010.

	I.	-
AMENDMENT  TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN FIDELITY DISTRIBUTORS CORPORATION AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 9-1-2015, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.I. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 19, 2016.

J.
ADMINISTRATIVE SERVICES AGREEMENT BETWEEN FRANKLIN TEMPLETON SERVICES LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 10/1/2003 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AC. FROM PRE-EFFECTIVE AMENDMENT NO.2 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-120181 AND 811-05618), ELECTRONICALLY FILED ON MARCH 30, 2005.

	K.	-
AMENDMENT TO ADMINISTRATIVE SERVICES AGREEMENT BETWEEN FRANKLIN TEMPLETON SERVICES LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 8/08/2008. INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.H. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 3, 2009.

	L.	-
AMENDMENT TO ADMINISTRATIVE SERVICES AGREEMENT BETWEEN FRANKLIN TEMPLETON SERVICES LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED JULY 16, 2012 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.H. FROM POST-EFFECTIVE AMENDMENT NO. 4 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-166408 AND 811-05618) ELECTRONICALLY FILED ON AUGUST 21, 2012.

M.
PARTICIPATION AGREEMENT BETWEEN FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, FRANKLIN/TEMPLETON DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND USALLIANZ INVESTOR SERVICES, LLC (THE PREDECESSOR TO ALLIANZ LIFE FINANCIAL SERVICES, LLC.), AND DATED 10/1/2003 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.H. FROM PRE-EFFECTIVE AMENDMENT NO.2 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-120181 AND 811-05618), ELECTRONICALLY FILED ON MARCH 30, 2005.

	N.	-
AMENDMENT TO PARTICIPATION AGREEMENT BETWEEN FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, FRANKLIN/TEMPLETON DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND USALLIANZ INVESTOR SERVICES, LLC (THE PREDECESSOR TO ALLIANZ LIFE FINANCIAL SERVICES, LLC.), DATED 5/1/08. INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.J. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 3, 2009.

O.	-
AMENDMENT TO PARTICIPATION AGREEMENT BETWEEN FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, FRANKLIN/TEMPLETON DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE FINANCIAL SERVICES, LLC., DATED JANUARY 16, 2014, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.L. FROM POST-EFFECTIVE AMENDMENT NO. 10 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 14, 2014.

P.	-
AMENDMENT  TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, FRANKLIN/TEMPLETON DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE FINANCIAL SERVICES, LLC., DATED 9/1/2015, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.P. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 19, 2016..

Q.
PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, JPMORGAN INSURANCE TRUST, JPMORGAN INVESTMENT ADVISERS INC., JPMORGAN INVESTMENT MANAGEMENT INC., AND JPMORGAN FUNDS MANAGEMENT INC., DATED APRIL 24, 2009 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.V. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-180720 AND 811-05618) ELECTRONICALLY FILED ON JULY 27, 2012.

R.	-
AMENDMENT TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, JPMORGAN INSURANCE TRUST, JPMORGAN INVESTMENT ADVISERS INC., JPMORGAN INVESTMENT MANAGEMENT INC., AND JPMORGAN FUNDS MANAGEMENT INC., DATED JANUARY 1, 2010 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AA. FROM POST-EFFECTIVE AMENDMENT NO. 5 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-166408 AND 811-05618) ELECTRONICALLY FILED ON APRIL 24, 2013.

S.	-
AMENDMENT  TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN JPMORGAN INSURANCE TRUST, J. P. MORGAN INVESTMENT MANAGEMENT INC., JPMORGAN FUNDS MANAGEMENT, INC., AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 9/1/2015, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.S. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 19, 2016.

T.
SERVICE AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, JPMORGAN INVESTMENT ADVISERS INC., AND JPMORGAN INVESTMENT MANAGEMENT INC., DATED APRIL 24, 2009 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.W. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-180720 AND 811-05618) ELECTRONICALLY FILED ON JULY 27, 2012.

U.
PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, MFS VARIABLE INSURANCE TRUST, MFS VARIABLE INSURANCE TRUST II AND MFS FUND DISTRIBUTORS, INC., DATED AUGUST 1, 2012 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AG. FROM POST-EFFECTIVE AMENDMENT NO. 5 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-166408 AND 811-05618) ELECTRONICALLY FILED ON APRIL 24, 2013.

V.	-
FUND/SERV AND NETWORKING SUPPLEMENT TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, MFS VARIABLE INSURANCE TRUST, MFS VARIABLE INSURANCE TRUST II AND MFS FUND DISTRIBUTORS, INC., DATED AUGUST 1, 2012 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AH. FROM POST-EFFECTIVE AMENDMENT NO. 5 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-166408 AND 811-05618) ELECTRONICALLY FILED ON APRIL 24, 2013.

W.	-
AMENDMENT  TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN MFS VARIABLE INSURANCE TRUST, MFS VARIABLE INSURANCE TRUST II, MFS FUND DISTRIBUTORS, INC., AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 9/1/2015, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.W. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 19, 2016.

X.
ADMINISTRATIVE SERVICE AGREEMENT BETWEEN OPCAP ADVISORS LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 5/1/2006 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AJ. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-134267 AND 811-05618), ELECTRONICALLY FILED ON SEPTEMBER 25, 2006.

Y.
ADMINISTRATIVE SERVICES AGREEMENT BETWEEN PIMCO VARIABLE INSURANCE TRUST AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA DATED DECEMBER 4, 2009 AND AMENDMENT DATED APRIL 1, 2012 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.V. FROM POST-EFFECTIVE AMENDMENT NO. 9 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-171427 AND 811-05618) ELECTRONICALLY FILED ON JUNE 7, 2012.

Z.
PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, PIMCO VARIABLE INSURANCE TRUST, AND PIMCO FUNDS DISTRIBUTORS LLC, DATED 12/1/1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.I. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 30, 1999.

AA.	-
AMENDMENTS TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, PIMCO VARIABLE INSURANCE TRUST, AND PIMCO FUNDS DISTRIBUTORS LLC, DATED 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.W. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 23, 2007.

AB.	-
AMENDMENT DATED MAY 1, 2011 TO THE PARTICIPATION AGREEMENT DATED DECEMBER 1, 1999, BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, PIMCO VARIABLE INSURANCE TRUST, AND PIMCO INVESTMENTS LLC, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.R. FROM POST-EFFECTIVE AMENDMENT NO. 2 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-169265 AND 811-05618), ELECTRONICALLY FILED ON OCTOBER 18, 2011.

AC.	-
AMENDMENT DATED APRIL 30, 2012 TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, PIMCO VARIABLE INSURANCE TRUST AND PIMCO INVESTMENTS LLC (FORMERLY ALLIANZ GLOBAL INVESTORS DISTRIBUTIORS LLC) DATED DECEMBER 1, 1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Q. FROM POST-EFFECTIVE AMENDMENT NO. 7 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-171427 AND 811-05618) ELECTRONICALLY FILED ON APRIL 6, 2012.

AD.	-
AMENDMENT DATED SEPTEMBER 1, 2012 TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, PIMCO VARIABLE INSURANCE TRUST AND PIMCO INVESTMENTS LLC (FORMERLY ALLIANZ GLOBAL INVESTORS DISTRIBUTIORS LLC) DATED DECEMBER 1, 1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Y. FROM POST-EFFECTIVE AMENDMENT NO. 34 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618) ELECTRONICALLY FILED ON FEBRUARY 4, 2013.

AE.	-
AMENDMENTS TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN PIMCO VARIABLE INSURANCE TRUST, PIMCO EQUITY SERIES VI, PIMCO INVESTMENTS LLC, AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 10/12/2015, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AE. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 19, 2016.

AF.
INVESTOR SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED JUNE 1, 2009 AND AMENDMENT DATED 5-1-2011 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.T. FROM POST-EFFECTIVE AMENDMENT NO. 7 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-171427 AND 811-05618) ELECTRONICALLY FILED ON APRIL 6, 2012.

AG.	-
AMENDMENT DATED MAY 1, 2011 TO INVESTOR SERVICES AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND PACIFIC INVESTMENT MANAGEMENT COMPANY DATED JUNE 1, 2009 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.N. FROM POST-EFFECTIVE AMENDMENT NO. 25 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618), ELECTRONICALLY FILED ON APRIL 26, 2011.

AH.	-
AMENDMENT  DATED 4-30-2012 TO INVESTOR SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED JUNE 1, 2009 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.U. FROM POST-EFFECTIVE AMENDMENT NO. 7 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-171427 AND 811-05618) ELECTRONICALLY FILED ON APRIL 6, 2012.

AI.	-
AMENDMENT  DATED SEPTEMBER 1, 2012 TO INVESTOR SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED JUNE 1, 2009 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Z. FROM POST-EFFECTIVE AMENDMENT NO. 34 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618) ELECTRONICALLY FILED ON FEBRUARY 4, 2013.

AJ.	-
AMENDED AND RESTATED SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 01/01/2007 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.U. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 23, 2007.

AK.
PARTICIPATION AGREEMENT BETWEEN PREMIER VIT, ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ GLOBAL INVESTORS DISTRIBUTORS LLC, DATED 5/1/2006 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AI. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-134267 AND 811-05618), ELECTRONICALLY FILED ON SEPTEMBER 25, 2006.

AL.
PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, PREMIER MULTI-SERIES VIT AND ALLIANZ GLOBAL INVESTORS DISTRIBUTORS LLC, DATED APRIL 28, 2014, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AA. FROM POST-EFFECTIVE AMENDMENT NO. 11 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 28, 2014.

AM.
DISTRIBUTION SERVICES AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ GLOBAL INVESTORS DISTRIBUTORS, LLC, DATED 01/01/2007INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.X. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-82329 AND 811-05618), ELECTRONICALLY FILED ON APRIL 23, 2007.

	AN.	-
AMENDMENT DATED MARCH 5, 2015 TO SHAREHOLDER SERVICES AGREEMENT BETWEEN ALLIANZ GLOBAL INVESTORS DISTRIBUTORS LLC AND ALLIANZ LIFE FINANCIAL SERVICES, LLC,  INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AB. FROM POST-EFFECTIVE AMENDMENT NO. 13 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 13, 2015.

9.*	OPINION AND CONSENT OF COUNSEL
10.*	CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS
11.	NOT APPLICABLE
12.	NOT APPLICABLE
13.*	A.	POWER OF ATTORNEY

*	FILED HEREWITH

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
UNLESS NOTED OTHERWISE, ALL OFFICERS AND DIRECTORS HAVE THE FOLLOWING PRINCIPAL BUSINESS ADDRESS:
5701 GOLDEN HILLS DRIVE
MINNEAPOLIS, MN 55416-1297
THE FOLLOWING ARE THE OFFICERS AND DIRECTORS OF THE COMPANY:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH DEPOSITOR
WALTER R. WHITE	DIRECTOR, PRESIDENT AND CHIEF EXECUTIVE OFFICER
WILLIAM E. GAUMOND	DIRECTOR, SENIOR VICE PRESIDENT, CHIEF FINANCIAL OFFICER, AND TREASURER
ERIC J. THOMES	SENIOR VICE PRESIDENT, CHIEF DISTRIBUTION OFFICER
NEIL H. MCKAY	SENIOR VICE PRESIDENT, CHIEF ACTUARY
GRETCHEN CEPEK	SENIOR VICE PRESIDENT, GENERAL COUNSEL, AND SECRETARY
TODD M. HEDTKE	SENIOR VICE PRESIDENT, CHIEF INVESTMENT OFFICER
CATHERINE A. MAHONE	SENIOR VICE PRESIDENT, CHIEF ADMINISTRATIVE OFFICER
BRENT M. HIPSHER	VICE PRESIDENT, CONTROLLER AND ASSISTANT CONTROLLER
JENNY L. GULDSETH	SENIOR VICE PRESIDENT, CHIEF HUMAN RESOURCES OFFICER
JASMINE M. JIRELE	SENIOR VICE PRESIDENT, CHIEF GROWTH OFFICER
JACQUELINE HUNT ALLIANZ SE KÖNIGINSTRAßE 28 80802 MÜNCHEN GERMANY	DIRECTOR AND BOARD CHAIR
UDO FRANK 47628 TODD EYMANN ROAD MIRAMONTE, CA 93641	DIRECTOR
HOWARD E. WOOLEY610 BROOKES RIDGE COURTBETHESDA, MD 20816	DIRECTOR
KEVIN E. WALKER 14092 N. BRIGHT ANGEL TRAIL MARANA, AZ 85658	DIRECTOR
ANNA SOPHIE HERKEN Allianz Asset Management GmbH Seidlstrasse 24-24a MUNICH, GERMANY 80335	DIRECTOR

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 22 to Registrant’s Form N-4 (File Nos. 333-185866 and 811-05618), electronically filed on April 19, 2021.

ITEM 27. NUMBER OF CONTRACT OWNERS
As of February 26, 2021 there were 4,854 qualified and 2,696 non-qualified Allianz Connections Contract Owners with Contracts in the Separate Account.
ITEM 28. INDEMNIFICATION
INDEMNIFICATION PROVISION, AS REQUIRED BY THE ’33 ACT, RULE 484
THE BYLAWS OF THE INSURANCE COMPANY PROVIDE:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(A)
SUBJECT TO THE CONDITIONS OF THIS ARTICLE AND ANY CONDITIONS OR LIMITATIONS IMPOSED BY APPLICABLE LAW, THE CORPORATION SHALL INDEMNIFY ANY EMPLOYEE, DIRECTOR OR OFFICER OF THE CORPORATION (AN "INDEMNIFIED PERSON") WHO WAS, IS, OR IN THE SOLE OPINION OF THE CORPORATION, MAY REASONABLY BECOME A PARTY TO OR OTHERWISE INVOLVED IN ANY PROCEEDING BY REASON OF THE FACT THAT SUCH INDEMNIFIED PERSON IS OR WAS:

	(I)	A DIRECTOR OF THE CORPORATION; OR
	(II)	ACTING IN THE COURSE AND SCOPE OF HIS OR HER DUTIES AS AN OFFICER OR EMPLOYEE OF THE CORPORATION; OR
	(III)	RENDERING PROFESSIONAL SERVICES AT THE REQUEST OF AND FOR THE BENEFIT OF THE CORPORATION; OR
(IV)
SERVING AT THE REQUEST OF THE CORPORATION AS AN OFFICER, DIRECTOR, FIDUCIARY OR MEMBER OF ANOTHER CORPORATION, ASSOCIATION, COMMITTEE, PARTNERSHIP, JOINT VENTURE, TRUST, EMPLOYEE BENEFIT PLAN OR OTHER ENTERPRISE (AN "OUTSIDE ORGANIZATION").

(B)	NOTWITHSTANDING THE FOREGOING, NO OFFICER, DIRECTOR OR EMPLOYEE SHALL BE INDEMNIFIED PURSUANT TO THESE BYLAWS UNDER THE FOLLOWING CIRCUMSTANCES:
	(I)	IN CONNECTION WITH A PROCEEDING INITIATED BY SUCH PERSON, IN HIS OR HER OWN PERSONAL CAPACITY, UNLESS SUCH INITIATION WAS AUTHORIZED BY THE BOARD OF DIRECTORS;
	(II)	IF A COURT OF COMPETENT JURISDICTION FINALLY DETERMINES THAT ANY INDEMNIFICATION HEREUNDER IS UNLAWFUL;
	(III)	FOR ACTS OR OMISSIONS INVOLVING INTENTIONAL MISCONDUCT OR KNOWING AND CULPABLE VIOLATION OF LAW;
(IV)
FOR ACTS OR OMISSIONS THAT THE INDEMNIFIED PERSON BELIEVES TO BE CONTRARY TO THE BEST INTERESTS OF THE CORPORATION OR ITS SHAREHOLDERS OR THAT INVOLVE THE ABSENCE OF GOOD FAITH ON THE PART OF THE INDEMNIFIED PERSON;

	(V)	FOR ANY TRANSACTION FOR WHICH THE INDEMNIFIED PERSON DERIVED AN IMPROPER PERSONAL BENEFIT;
(VI)
FOR ACTS OR OMISSIONS THAT SHOW A RECKLESS DISREGARD FOR THE INDEMNIFIED PERSON'S DUTY TO THE CORPORATION OR ITS SHAREHOLDERS IN CIRCUMSTANCES IN WHICH THE INDEMNIFIED PERSON WAS AWARE OR SHOULD HAVE BEEN AWARE, IN THE ORDINARY COURSE OF PERFORMING THE INDEMNIFIED PERSON'S DUTIES, OF THE RISK OF SERIOUS INJURY TO THE CORPORATION OR ITS SHAREHOLDERS;

	(VII)	FOR ACTS OR OMISSIONS THAT CONSTITUTE AN UNEXCUSED PATTERN OF INATTENTION THAT AMOUNTS TO AN ABDICATION OF THE INDEMNIFIED PERSON'S DUTIES TO THE CORPORATION OR ITS SHAREHOLDERS;
	(VIII)	IN CIRCUMSTANCES WHERE INDEMNIFICATION IS PROHIBITED BY APPLICABLE LAW;
(IX)
IN THE CASE OF SERVICE AS AN OFFICER, DIRECTOR, FIDUCIARY OR MEMBER OF AN OUTSIDE ORGANIZATION, WHERE THE INDEMNIFIED PERSON WAS AWARE OR SHOULD HAVE BEEN AWARE THAT THE CONDUCT IN QUESTION WAS OUTSIDE THE SCOPE OF THE ASSIGNMENT AS CONTEMPLATED BY THE CORPORATION.

SECTION 2. SCOPE OF INDEMNIFICATION:
(A)
INDEMNIFICATION PROVIDED PURSUANT TO SECTION 1(A)(IV) SHALL BE SECONDARY AND SUBORDINATE TO INDEMNIFICATION OR INSURANCE PROVIDED TO AN INDEMNIFIED PERSON BY AN OUTSIDE ORGANIZATION OR OTHER SOURCE, IF ANY.

(B)
INDEMNIFICATION SHALL APPLY TO ALL REASONABLE EXPENSES, LIABILITY AND LOSSES, ACTUALLY INCURRED OR SUFFERED BY AN INDEMNIFIED PERSON IN CONNECTION WITH A PROCEEDING, INCLUDING WITHOUT LIMITATION, ATTORNEYS' FEES AND ANY EXPENSES OF ESTABLISHING A RIGHT TO INDEMNIFICATION OR ADVANCEMENT UNDER THIS ARTICLE, JUDGMENTS, FINES, ERISA EXCISE TAXES OR PENALTIES, AMOUNTS PAID OR TO BE PAID IN SETTLEMENT AND ALL INTEREST, ASSESSMENTS AND OTHER CHARGES PAID OR PAYABLE IN CONNECTION WITH OR IN RESPECT OF SUCH EXPENSE, LIABILITY AND LOSS.

(C)
SUCH INDEMNIFICATION SHALL CONTINUE AS TO ANY INDEMNIFIED PERSON WHO HAS CEASED TO BE AN EMPLOYEE, DIRECTOR OR OFFICER OF THE CORPORATION AND SHALL INURE TO THE BENEFIT OF HIS OR HER HEIRS, ESTATE, EXECUTORS AND ADMINISTRATORS.

SECTION 3. DEFINITIONS:
(A)	"CORPORATION" FOR THE PURPOSE OF ARTICLE XI SHALL MEAN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALL OF ITS SUBSIDIARIES.
(B)
"PROCEEDING" SHALL MEAN ANY THREATENED, PENDING, OR COMPLETED ACTION, SUIT OR PROCEEDING WHETHER CIVIL, CRIMINAL, ADMINISTRATIVE, INVESTIGATIVE OR OTHERWISE, INCLUDING ACTIONS BY OR IN THE RIGHT OF THE CORPORATION TO PROCURE A JUDGMENT IN ITS FAVOR.

(C)
"PROFESSIONAL SERVICES" SHALL MEAN SERVICES RENDERED PURSUANT TO (I) A PROFESSIONAL ACTUARIAL DESIGNATION, (II) A LICENSE TO ENGAGE IN THE PRACTICE OF LAW ISSUED BY A STATE BAR INSTITUTION OR (III) A CERTIFIED PUBLIC ACCOUNTANT DESIGNATION ISSUED BY THE AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS.

INSOFAR AS INDEMNIFICATION FOR LIABILITY ARISING UNDER THE SECURITIES ACT OF 1933 MAY BE PERMITTED FOR DIRECTORS AND OFFICERS OR CONTROLLING PERSONS OF THE INSURANCE COMPANY PURSUANT TO THE FOREGOING, OR OTHERWISE, THE INSURANCE COMPANY HAS BEEN ADVISED THAT IN THE OPINION OF THE SECURITIES AND EXCHANGE COMMISSION SUCH INDEMNIFICATION IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE ACT AND, THEREFORE, UNENFORCEABLE. IN THE EVENT THAT A CLAIM FOR INDEMNIFICATION AGAINST SUCH LIABILITIES (OTHER THAN THE PAYMENT BY THE INSURANCE COMPANY OF EXPENSES INCURRED OR PAID BY A DIRECTOR, OFFICER OR CONTROLLING PERSON OF THE INSURANCE COMPANY IN THE SUCCESSFUL DEFENSE OF ANY ACTION, SUIT OR PROCEEDING) IS ASSERTED BY SUCH DIRECTOR, OFFICER OR CONTROLLING PERSON IN CONNECTION WITH THE SECURITIES BEING REGISTERED, THE COMPANY WILL, UNLESS IN THE OPINION OF ITS COUNSEL THE MATTER HAS BEEN SETTLED BY CONTROLLING PRECEDENT, SUBMIT TO A COURT OF APPROPRIATE JURISDICTION THE QUESTION WHETHER SUCH INDEMNIFICATION BY IT IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE ACT AND WILL BE GOVERNED BY THE FINAL ADJUDICATION OF SUCH ISSUE.

ITEM 29. PRINCIPAL UNDERWRITERS
ALLIANZ LIFE FINANCIAL SERVICES, LLC (PREVIOUSLY USALLIANZ INVESTOR SERVICES, LLC) IS THE PRINCIPAL UNDERWRITER FOR THE CONTRACTS. IT ALSO IS THE PRINCIPAL UNDERWRITER FOR:
ALLIANZ LIFE VARIABLE ACCOUNT A
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
ALLIANZ FUNDS
THE FOLLOWING ARE THE OFFICERS (MANAGERS) AND DIRECTORS (BOARD OF GOVERNORS) OF ALLIANZ LIFE FINANCIAL SERVICES, LLC. ALL OFFICERS AND DIRECTORS HAVE THE FOLLOWING PRINCIPAL BUSINESS ADDRESS:
5701 GOLDEN HILLS DRIVE
MINNEAPOLIS, MN 55416-1297

NAME	POSITIONS AND OFFICES WITH UNDERWRITER
COREY WALTHER	GOVERNOR AND PRESIDENT
ERIC J. THOMES	GOVERNOR, CHIEF EXECUTIVE OFFICER, AND CHIEF MANAGER
CATHERINE A. MAHONE	GOVERNOR
WILLIAM E. GAUMOND	GOVERNOR
BRENT M. HIPSHER	CHIEF FINANCIAL OFFICER AND TREASURER
MATTHEW C. DIAN	VICE PRESIDENT, CHIEF COMPLIANCE OFFICER
HEATHER L. KELLY	EXECUTIVE VICE PRESIDENT, HEAD OF ADVISORY & STRATEGIC ACCOUNTS
KRISTINE M. LORD-KRAHN	CHIEF LEGAL OFFICER AND SECRETARY
TRACY M. HADDY	ASSISTANT SECRETARY
NICOLE D. VAN WALBEEK	ASSISTANT SECRETARY

FOR THE PERIOD 1-1-2020 TO 12-31-2020
NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
ALLIANZ LIFE FINANCIAL SERVICES, LLC	$319,676,842.37	$0	$0	$0
THE $319,676,842.37 THAT ALLIANZ LIFE FINANCIAL SERVICES, LLC RECEIVED FROM ALLIANZ LIFE AS COMMISSIONS ON THE SALE OF CONTRACTS ISSUED UNDER ALLIANZ LIFE VARIABLE ACCOUNT B WAS SUBSEQUENTLY PAID ENTIRELY TO THE THIRD PARTY BROKER/DEALERS THAT PERFORM THE RETAIL DISTRIBUTION OF THE CONTRACTS AND, THEREFORE, NO COMMISSION OR COMPENSATION WAS RETAINED BY ALLIANZ LIFE FINANCIAL SERVICES, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.
ITEM 31. MANAGEMENT SERVICES
Not Applicable
ITEM 32. UNDERTAKINGS
a.
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS
Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.
The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:
1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 26th day of April, 2021.
ALLIANZ LIFE VARIABLE ACCOUNT B
(Registrant)
By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)

By: /s/ Stewart D. Gregg
Stewart D. Gregg
Senior Securities Counsel
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)
By: WALTER R. WHITE(1)
Walter R. White
President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2021.
SIGNATURE	TITLE
WALTER R. WHITE(1)	DIRECTOR, PRESIDENT & CHIEF EXECUTIVE OFFICER
RONALD M. CLARK(1)	DIRECTOR
JACQUELINE HUNT(1)	DIRECTOR AND BOARD CHAIR
UDO FRANK(1)	DIRECTOR
WILLIAM E. GAUMOND(1)	DIRECTOR, SENIOR VICE PRESIDENT, CHIEF FINANCIAL OFFICER AND TREASURER (PRINCIPAL ACCOUNTING OFFICER)
KEVIN E. WALKER(1) ANNA SOPHIE HERKEN(1)	DIRECTOR DIRECTOR
(1)	By Power of Attorney filed herewith.

By: /s/ Stewart D. Gregg
Stewart D. Gregg
Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 31
TO FORM N-4
(FILE NOS. 333-169265 AND 811-05618)
ALLIANZ LIFE VARIABLE ACCOUNT B
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
INDEX TO EXHIBITS
EX-99.B9.	OPINION AND CONSENT OF COUNSEL
EX-99.B10.	CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS
EX-99.B13.A	POWER OF ATTORNEY